          As filed with the Securities and Exchange Commission on April 29, 2004


                                                       Registration No. 33-79112

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 18

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 22

     THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                         formerly, FNAL Variable Account
                           (Exact name of Registrant)

              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK formerly, First North America Life Assurance Company
                               (Name of Depositor)

                              100 Summit Lake Drive
                                  Second Floor
                            Valhalla, New York 10595
              (Address of Depositor's Principal Executive Offices)

                                 (914) 773-0708
               (Depositor's Telephone Number Including Area Code)

     James D. Gallagher, President                            Copy to:
   The Manufacturers Life Insurance                     John W. Blouch, Esq.
          Company of New York                            Dykema Gossett PLLC
         100 Summit Lake Drive                             Franklin Square
             Second Floor                                  Suite 300 West
       Valhalla, New York 10595                          1300 I Street, N.W.
(Name and Address of Agent for Service)              Washington, D.C. 20005-3306

                             -----------------------

It is proposed that this filing will become effective:

     [ ] immediately upon filing pursuant to paragraph (b) of Rule 485

     [X] on May 1, 2004 pursuant to paragraph (b) of Rule 485

     [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

     [ ] on May 1, 2003 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Prospectus contained in this registration statement also relates to variable annuity contracts covered by earlier registration statements under file no. 33-46217.

              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

                  CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 Item
 Part A                                                         Caption in Prospectus
 ------                                                         ---------------------
1.-------------------------   Cover Page

2.-------------------------   Special Terms

3.-------------------------   Summary

4.-------------------------   Performance Data;

                              Financial Statements

5.-------------------------   General Information about Us, The Variable Account and The Portfolios

6.-------------------------   Charges and Deductions;  Withdrawal Charges;  Administration Fees; Mortality and Expense
                              Risks Charge; Taxes; Appendix C - Examples of Calculation of Withdrawal Charge

7.-------------------------   Accumulation Period Provisions; Our Approval;
                              Purchase Payments; Accumulation Units; Net Investment
                              Factor; Transfers Among Investment Options; Special
                              Transfer Services - Dollar Cost Averaging; Asset
                              Rebalancing Program; Withdrawals; Special Withdrawal
                              Services - Income Plan; Contract Owner Inquiries;
                              Other Contract Provisions; Ownership; Beneficiary;
                              Modification;

8.-------------------------   Pay-out Period Provisions; General; Annuity Options;
                              Determination of Amount of the First Variable Annuity
                              Payments; Annuity Units and the Determination of
                              Subsequent Variable Annuity Payments; Transfers
                              During Pay-out Period

9.-------------------------   Accumulation Provisions; Death Benefit Before
                              Maturity Date; Annuity Provisions; Death Benefit
                              After Maturity Date

10.------------------------   Accumulation Period Provisions; Purchase Payments;
                              Accumulation Units; Value of Accumulation Units; Net
                              Investment Factor; Distribution of Contracts

11.------------------------   Accumulation Period Provisions; Purchase Payments;
                              Other Contract Provisions; Right to Review Contract

12.------------------------   Federal Tax Matters; Introduction; Our Tax Status;
                              Taxation of Annuities in General; Qualified
                              Retirement Plans

13.------------------------   Legal Proceedings

14-------------------------   Statement of Additional Information - Table of Contents

Part B   Caption in Statement of Additional Information

15.------------------------   Cover Page
16.------------------------   Table of Contents

17.------------------------   General History and Information.
18.------------------------   Services-Independent Auditors; Services-Servicing Agent
19.------------------------   Not Applicable
20.------------------------   Services-Principal Underwriter
21.------------------------   Performance Data
22.------------------------   Not Applicable
23.------------------------   Audited Financial Statements

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                                     PART A
                      Information Contained in a Prospectus
                                    Version I

                            SUPPLEMENT TO PROSPECTUS
            FOR THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A
                                DATED May 1, 2004

FIXED ACCOUNT INVESTMENT OPTIONS

For contracts purchased on and after March 24, 2003: (a) purchase payments may not be allocated to the 1, 3, 5 and 7-year fixed account investment options (collectively, the "Fixed Account Investment Options") and (b) transfers from the variable account investment options to the Fixed Account Investment Options will not be permitted. As a result, the Secure Principal Program sm will no longer be available for these contracts.

                          SUPPLEMENT DATED MAY 1, 2004

NY Venture Supp 05/2004


Ernst & Young LLP

           HOME OFFICE                   ANNUITY SERVICE OFFICE MAILING ADDRESS
100 Summit Lake Drive, 2nd Floor                     P.O. Box 55013
    Valhalla, New York 10595                Boston, Massachusetts 02205-5013
(877) 391-3748 or (800) 551-2078                 www.manulifenewyork.com

                    THE MANUFACTURERS LIFE INSURANCE COMPANY
                         OF NEW YORK SEPARATE ACCOUNT A
                                       OF
              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

                  FLEXIBLE PURCHASE PAYMENT INDIVIDUAL DEFERRED
                 COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING



This Prospectus describes an annuity contract (the "contract") issued by The Manufacturers Life Insurance Company of New York ("we" or "us" or the "Company" or "Manulife New York"). The contract is a flexible purchase payment, individual, deferred, non-participating, combination fixed and variable annuity contract. The variable portion of contract values and variable annuity benefit payments will vary according to the investment performance of the sub-accounts of one of our separate accounts, The Manufacturers Life Insurance Company of New York Separate Account A (the "Variable Account"). Except as specifically noted here and under the caption "FIXED ACCOUNT INVESTMENT OPTION" below, this Prospectus describes only the variable portion of the contract. Contracts with the optional Payment Enhancement will have higher expenses than contracts without the optional Payment Enhancement. The amount of Payment Enhancement and any earnings thereon may eventually be more than offset by the higher charges assessed against a contract with the Payment Enhancement. Below is a list of the seventy-three variable investment options. There are five fixed investment options.



American Growth Trust                         Strategic Growth Trust               All Asset Portfolio
American International Trust                  Capital Appreciation Trust           Global Allocation Trust
American Growth-Income Trust                  U.S. Global Leaders Growth Trust     High Yield Trust
American Blue Chip Income and Growth Trust    Quantitative All Cap Trust           Strategic Bond Trust
Science & Technology Trust                    All Cap Core Trust                   Strategic Income Trust
Pacific Rim Trust                             Large Cap Growth Trust               Global Bond Trust
Health Sciences Trust                         Blue Chip Growth Trust               Diversified Bond Trust
Emerging Growth Trust                         U.S. Large Cap Trust                 Investment Quality Bond Trust
Aggressive Growth Trust                       Core Equity Trust                    Total Return Trust
Emerging Small Company Trust                  Strategic Value Trust                Real Return Bond Trust
Small Company Blend Trust                     Large Cap Value Trust                U.S. Government Securities Trust
Small Company Trust                           Classic Value Trust                  Money Market Trust
Dynamic Growth Trust                          Utilities Trust                      Small Cap Index Trust
Mid Cap Stock Trust                           Real Estate Securities Trust         International Index Trust
Natural Resources Trust                       Small Cap Opportunities Trust        International Equity Index Fund
All Cap Growth Trust                          Small Company Value Trust            Mid Cap Index Trust
Strategic Opportunities Trust                 Special Value Trust                  Total Stock Market Index Trust
Financial Services Trust                      Mid Cap Value Trust                  500 Index Trust
International Stock Trust                     Value Trust                          Lifestyle Aggressive 1000 Trust
Overseas Trust                                All Cap Value Trust                  Lifestyle Growth 820 Trust
International Small Cap Trust                 Fundamental Value Trust              Lifestyle Balanced 640 Trust
International Value Trust                     Growth & Income Trust                Lifestyle Moderate 460 Trust
Quantitative Mid Cap Trust                    Quantitative Value Trust             Lifestyle Conservative 280 Trust
Mid Cap Core Trust                            Equity-Income Trust
Global Trust                                  Income & Value Trust



SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE VARIABLE ACCOUNT AND THE VARIABLE PORTION OF THE CONTRACT THAT THE CONTRACT OWNER ("YOU") SHOULD KNOW BEFORE INVESTING. THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



ADDITIONAL INFORMATION ABOUT THE CONTRACT AND THE VARIABLE ACCOUNT IS CONTAINED IN A STATEMENT OF ADDITIONAL INFORMATION, DATED THE SAME DATE AS THIS PROSPECTUS, WHICH HAS BEEN FILED WITH THE SEC AND IS INCORPORATED HEREIN BY REFERENCE. THE STATEMENT OF ADDITIONAL INFORMATION IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY WRITING US AT THE ADDRESS ON THE FRONT COVER OR BY TELEPHONING
(800) 551-2078. THE SEC MAINTAINS A WEB SITE (HTTP://WWW.SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION AND OTHER INFORMATION ABOUT US, THE CONTRACTS AND THE VARIABLE ACCOUNT.

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS


GENERAL INFORMATION AND HISTORY.........................................................    3
ACCUMULATION UNIT VALUE TABLES..........................................................    3
SERVICES................................................................................    3
       Independent Auditors.............................................................    3
       Servicing Agent..................................................................    3
       Principal Underwriter............................................................    3
APPENDIX A: AUDITED FINANCIAL STATEMENTS................................................  A-1


                   THE DATE OF THIS PROSPECTUS IS MAY 1, 2004


NYVenture 5 /2004

                                TABLE OF CONTENTS


SUMMARY...................................................
GENERAL INFORMATION ABOUT US, THE VARIABLE
ACCOUNT AND THE PORTFOLIOS................................
    The Manufacturers Life Insurance Company of New York..
    The Variable Account..................................
    The Portfolios........................................
DESCRIPTION OF THE CONTRACT...............................
  ACCUMULATION PERIOD PROVISIONS..........................
    Purchase Payments.....................................
    Accumulation Units....................................
    Value of Accumulation Units...........................
    Net Investment Factor.................................
    Transfers Among Investment Options....................
    Maximum Number of Investment Options..................
    Telephone Transactions................................
    Special Transfer Services - Dollar Cost Averaging.....
    Asset Rebalancing Program.............................
    Withdrawals...........................................
    Special Withdrawal Services - The Income Plan.........
    DEATH BENEFIT DURING ACCUMULATION PERIOD..............
  PAY-OUT PERIOD PROVISIONS...............................
    General...............................................
    Annuity Options.......................................
    Determination of Amount of the First
    Variable Annuity Payment..............................
    Annuity Units and the Determination of Subsequent
    Variable Annuity Benefit Payments.....................
    Transfers During Pay-out Period.......................
    Death Benefit During Pay-out Period...................
  OTHER CONTRACT PROVISIONS...............................
    Right to Review Contract..............................
    Ownership.............................................
    Annuitant.............................................
    Change of Maturity Date...............................
    Beneficiary...........................................
    Modification..........................................
    Our Approval..........................................
    Misstatement and Proof of Age, Sex or Survival........
  FIXED ACCOUNT INVESTMENT OPTIONS........................
  OPTIONAL BENEFITS.......................................
    Payment Enhancement...................................
    Guaranteed Retirement Income Programs.................
CHARGES AND DEDUCTIONS....................................
    Withdrawal Charges....................................
    Administration Fees...................................
    Mortality and Expense Risks Charge....................
    Taxes.................................................
    Expenses of Distributing Contracts....................
FEDERAL TAX MATTERS.......................................
  INTRODUCTION............................................
  OUR TAX STATUS..........................................
  TAXATION OF ANNUITIES IN GENERAL........................
    Tax Deferral During Accumulation Period...............
    Taxation of Partial and Full Withdrawals..............
    Taxation of Annuity Benefit Payments..................
    Taxation of Death Benefit Proceeds....................
    Penalty Tax on Premature Distributions................
    Aggregation of Contracts..............................
  QUALIFIED RETIREMENT PLANS..............................
    Direct Rollovers......................................
    Loans.................................................
  FEDERAL INCOME TAX WITHHOLDING..........................
GENERAL MATTERS...........................................
    Asset Allocation Services.............................
    Distribution of Contracts.............................
    Contract Owner Inquiries..............................
    Confirmation Statements...............................
    Legal Proceedings.....................................
    Cancellation of Contract..............................
    Voting Interest.......................................
APPENDIX A: SPECIAL TERMS.................................
APPENDIX B: EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE..
APPENDIX C: PRIOR CONTRACTS...............................
APPENDIX D: QUALIFIED PLAN TYPES..........................
APPENDIX E: GUARANTEED RETIREMENT INCOME PROGRAM..........
APPENDIX U: ACCUMULATION UNIT VALUE TABLES................

                                     SUMMARY

The Summary section is an overview of the contract. For further information, see the appropriate section of the prospectus.


OVERVIEW OF THE CONTRACT. The contract offered by this Prospectus is a flexible purchase payment deferred combination fixed and variable annuity contract. The contract provides for the accumulation of contract values and the payment of annuity benefits on a variable and/or fixed basis. The Prospectus describes both participating interests in group deferred annuity contracts and individual deferred annuity contracts.



Under the contract, you make one or more purchase payments to us for a period of time (the "ACCUMULATION PERIOD") and then later, beginning on the "MATURITY DATE" we make one or more annuity benefit payments (the "PAY-OUT PERIOD"). Contract values during the accumulation period and the amounts of annuity benefit payments during the pay-out period may either be variable or fixed, depending upon the investment option(s) you select. You may use the contract to fund either a non-qualified or tax-qualified retirement plan.


When you purchase a variable annuity for any tax-qualified retirement plan, the variable annuity does not provide any additional tax deferred treatment of earnings beyond the treatment provided by the plan. Consequently, you should purchase a variable annuity for a tax-qualified plan only on the basis of other benefits offered by the variable annuity. These benefits may include lifetime income payments, protection through the death benefit, and guaranteed fees.


PRIOR CONTRACTS. We have a class of variable annuity contract which is no longer being issued but under which purchase payments may continue to be made ("PRIOR CONTRACT" or "VEN 9 CONTRACTS"), which were sold during the period from March, 1992 until May, 1999. This Prospectus principally describes the contract offered by this Prospectus but also describes the Ven 9 contracts. The principal differences between the contract offered by this Prospectus and the prior contract relate to the fixed investment options available under the contracts, a minimum interest rate to be credited for any guarantee period under the fixed portion of the contracts, the charges made by us, and the death benefit provisions. See Appendix C.


PURCHASE PAYMENT LIMITS. The minimum initial purchase payment is $5,000 for Non-Qualified contracts and $2,000 for Qualified contracts. However, if the optional Payment Enhancement is elected the minimum initial purchase payment is $10,000. Purchase payments normally may be made at any time and must be in U.S. dollars. If a purchase payment would cause your contract value to exceed $1,000,000, or your contract value already exceeds $1,000,000, however, you must obtain our approval in order to make the purchase payment. We may cancel your contract if you have made no purchase payments for three years, your contract value is less than $2,000 and your purchase payments over the life of your contract, minus your withdrawals over the life of the contract, are less than $2,000.


INVESTMENT OPTIONS. Variable. There is no limit on the number of investment options to which you may allocate purchase payments. Currently, there are seventy-three Variable Account investment options. Each Variable Account investment option is a sub-account of the Variable Account which in the case of the Manufacturers Investment Trust (the "Trust") invests in Series II shares of a corresponding portfolio of the Trust. (Contracts issued prior to May 13, 2002 invest in Series I shares except in the case of Trust portfolios which commenced operations on or after May 1, 2003 where such contracts invest in Series II shares.) A full description of each portfolio is in the Prospectus of the portfolios. Your contract value during the accumulation period and the amounts of annuity benefit payments will depend upon the investment performance of the portfolio underlying each sub-account of the Variable Account you select and/or upon the interest we credit on each fixed account option you select.


Fixed. There are five fixed account investment options. Under the fixed account investment options, we guarantee the principal value of purchase payments and the rate of interest credited to the investment account for the term of the guarantee period.

Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.

Allocating assets only to one or a small number of the investment options (other than the Lifestyle Trusts) should not be considered a balanced investment strategy. In particular, allocating assets to a small number of investment options that concentrate their investments in a particular business or market sector will increase the risk that the value of your contract will be more volatile since these investment options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology related businesses, including internet related businesses, (b) small cap securities and (c) foreign securities. We do not provide advice regarding appropriate investment allocations; please discuss this matter with your financial consultant.


TRANSFERS. During the accumulation period, subject to the restrictions under "Transfers Among Investment Options," you may transfer your contract values among any of the Variable Account investment options and from the Variable Account investment options to the fixed account investment options without charge. You may also transfer contract values among the fixed account investment options and from the fixed account investment options to the Variable Account investment options, subject to a one-year holding period (with certain exceptions) and a market value charge which may apply to such a transfer. During the pay-out period, you may not transfer your allocations from Variable Account options to fixed account options or from fixed account options to Variable Account options.



WITHDRAWALS. During the accumulation period, you may withdraw all or a portion of your contract value. The amount you withdraw from any investment account must be at least $300 or, if less, your entire balance in that investment account. If a partial withdrawal plus any applicable withdrawal charge would reduce your contract value to less than $300, we will treat your withdrawal request as a request to withdraw all of your contract value. A withdrawal charge and an administration fee may apply to your withdrawal. A withdrawal may be subject to income tax and a 10% IRS penalty tax. A systematic withdrawal plan service is available under the contract.


CONFIRMATION STATEMENTS. We will send you confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. You should immediately report any mistakes to our Annuity Service Office (at the address shown on the cover of this Prospectus). If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

DEATH BENEFITS. We will pay the death benefit described below to your BENEFICIARY if you die during the accumulation period. If a contract is owned by more than one person, then the surviving contract owner will be deemed the beneficiary of the deceased contract owner. No death benefit is payable on the death of any ANNUITANT (a natural person or persons to whom ANNUITY BENEFIT PAYMENTS are made and whose life is used to determine the duration of annuity benefit payments involving life contingencies), except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. The amount of the death benefit will be calculated as of the date on which our Annuity Service Office receives written notice and proof of death and all required claim forms. The formula used to calculate the death benefit may vary according to the age(s) of the contract owner(s) at the time the contract is issued and the age of the contract owner who dies. If there are any unpaid loans (including unpaid interest) under the contract, the death benefit equals the death benefit calculated according to the applicable formula, minus the amount of the unpaid loans. If the annuitant dies during the pay-out period and the annuity benefit payment method selected calls for payments for a guaranteed period, we will make the remaining guaranteed payments to the beneficiary.


ANNUITY BENEFIT PAYMENTS. We offer a variety of fixed and variable annuity benefit payment options. Periodic annuity benefit payments will begin on the "maturity date" (the first day of the pay-out period). You select the maturity date, the frequency of payment and the type of annuity benefit payment option. Annuity benefit payments are made to the annuitant.


OPTIONAL BENEFITS. Payment Enhancement. New contracts may be issued with a Payment Enhancement if the contract owner elects this feature. The Payment Enhancement may only be elected at issue and once elected is irrevocable. The minimum initial purchase payment required to elect the Payment Enhancement is $10,000. The Payment Enhancement is equal to 4% of the purchase payment and is allocated among investment options in the same proportions as your purchase payments. An additional fee is imposed for the Payment Enhancement and contracts with this feature will be subject to a higher withdrawal charge for a longer period of time. The Payment Enhancement is available for new contracts issued on or after January 1, 2001. GRIP II may not be elected if the Payment Enhancement is elected.

Guaranteed Retirement Income Programs. Contracts purchased on or after December 2, 2002 may be issued with a Guaranteed Retirement Income Program, GRIP II, if you elect this optional rider. (For contracts purchased prior to July 21, 2003, another Guaranteed Income Program was also available, GRIP. GRIP is described in Appendix E.) GRIP II guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity benefit payments. The amount of these payments is determined by applying the Income Base to the Monthly Income Factors in the GRIP II rider. GRIP II may not be elected if the Payment Enhancement is elected. Election of GRIP II is irrevocable. For more information on GRIP II, please refer to the Optional Benefits Section of the prospectus.


TEN-DAY REVIEW. You may cancel your contract by returning it to us within 10 days of receiving it.


TAXATION. Generally all earnings on the underlying investments are tax-deferred until withdrawn or until annuity benefit payments begin. Normally, a portion of each annuity benefit payment is taxable as ordinary income. Partial and total withdrawals generally are taxable as ordinary income to the extent contract value prior to the withdrawal exceeds the purchase payments you have made, minus any prior withdrawals that were not taxable. A 10% IRS penalty tax may apply to withdrawals and annuity benefit payments prior to age 59 1/2.



CHARGES AND DEDUCTIONS. The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract. The items listed under "Contract Owner Transaction Expenses" and "Separate Account Annual Expenses" are more completely described in this Prospectus under "Charges and Deductions." The items listed under "Portfolio Annual Expenses" are described in detail in the portfolio prospectuses.


CONTRACT OWNER TRANSACTION EXPENSES. The following table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted.


DEFERRED SALES LOAD                                                                 WITHDRAWAL CHARGE
(withdrawal charge as            NUMBER OF COMPLETE         WITHDRAWAL CHARGE          PERCENTAGE
percentage of purchase         YEARS PURCHASE PAYMENT          PERCENTAGE             (With Payment
payments)                           IN CONTRACT         (No Payment Enhancement)       Enhancement)
-----------------------------------------------------------------------------------------------------
                                         0                        6%                        8%
                               ----------------------------------------------------------------------
                                         1                        6%                        8%
                               ----------------------------------------------------------------------
                                         2                        5%                        7%
                               ----------------------------------------------------------------------
                                         3                        5%                        7%
                               ----------------------------------------------------------------------
                                         4                        4%                        5%
                               ----------------------------------------------------------------------
                                         5                        3%                        4%
                               ----------------------------------------------------------------------
                                         6                        2%                        3%
                               ----------------------------------------------------------------------
                                         7                        0%                        1%
                               ----------------------------------------------------------------------
                                         8                        0%                        0%
-----------------------------------------------------------------------------------------------------
ANNUAL CONTRACT FEE                                                                       $30 (A)
-----------------------------------------------------------------------------------------------------
TRANSFER FEE
-----------------------------------------------------------------------------------------------------
      GUARANTEED FEE                                                                      $25 (B)
-----------------------------------------------------------------------------------------------------
      CURRENT FEE                                                                         $ 0 (B)




(A) The $30 annual administration fee will not be assessed prior to the maturity date if at the time of its assessment the sum of all investment account values is greater than or equal to $100,000. This provision does not apply to Ven 9 contracts. (See Appendix C).



(B) We reserve the right to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee will not exceed the lesser of $25 or 2% of the amount transferred.


SEPARATE ACCOUNT ANNUAL EXPENSES. The following table describes fees and expenses that you will pay periodically during the time that you own the contract, not including annual portfolio operating expenses.

                      SEPARATE ACCOUNT ANNUAL EXPENSES (A)

Mortality and expense risks fee                                                             1.25%
Administration fee- asset based                                                             0.15%

TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES (WITH NO OPTIONAL RIDERS REFLECTED)                  1.40%

Fee for Optional Payment Enhancement                                                        0.35%(B)

TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES (WITH OPTIONAL PAYMENT ENHANCEMENT)                  1.75%

          FEES FOR OPTIONAL BENEFITS DEDUCTED FROM CONTRACT VALUE
----------------------------------------------------------------------------------------------------
GRIP II Fee (as a percentage of the Income Base)                                            0.45%(C)


(A) A daily charge reflected as a percentage of the variable investment accounts unless otherwise noted.

(B) This is a daily charge reflected as a percentage of the variable investment accounts. Please note that when the optional Payment Enhancement is chosen, the guaranteed rate applicable to any fixed monies is also reduced by 0.35%.

(C) GRIP II is not available for contracts issued prior to July 2, 2001. If GRIP II is elected, this fee is deducted on each contract anniversary. (see "GUARANTEED RETIREMENT INCOME PROGRAM II").


TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES. Below are the minimum and maximum total operating expenses charged by the portfolios that you may pay periodically during the period that you own the contract. More detail concerning each portfolio's fees and expenses is contained the portfolio prospectus.



Series II Total Annual Portfolio Operating Expenses (A)              Minimum         Maximum
--------------------------------------------------------------------------------------------
(Expenses that are deducted from portfolio assets, including          0.75%           3.06%
advisory fees, Rule 12b-1 fees and Other Expenses)




Series I Total Annual Portfolio Operating Expenses (B)               Minimum         Maximum
--------------------------------------------------------------------------------------------
(Expenses that are deducted from portfolio assets, including          0.55%           3.06%
advisory fees, Rule 12b-1 fees and Other Expenses)




(A) Contracts issued on and after May 13, 2002 are invested in Series II shares. The minimum and maximum expenses for Series II do not reflect any expense reimbursements. If such reimbursements were reflected, the minimum and maximum expenses would be 0.75% and 1.75%, respectively. Expense reimbursements may be terminated at any time.




(B) Contracts issued prior to May 13, 2002, are invested in Series I shares except in the case of certain portfolios of the Trust which commenced operations on or after May 1, 2003 where Series I shares are not available for sale. The minimum and maximum expenses include Series II shares of those portfolios where Series I shares are not available for sale. The minimum and maximum expenses do not reflect any expense reimbursements. If such reimbursements were reflected, the minimum and maximum expenses would be 0.55% and 1.75%, respectively. Expense reimbursements may be terminated at any time.



EXAMPLE. The Example below is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner expenses, contract fees, separate account annual expenses and portfolio fees and expenses.


Two Series I and Series II Example of Expenses are set forth below, one reflecting the optional GRIP II fee (a growth factor of 6% is assumed in calculating the GRIP II Fee) and one reflecting the optional Payment Enhancement fee.



If you surrendered the contract at the end of the applicable time period, you would pay the following expenses on a $10,000 investment, assuming a 5% annual return on assets. (Actual costs may be higher or lower.)



                   Expense Examples Reflecting The GRIP II Fee



                                                             1 Year    3 Years    5 Years    10 Years
-----------------------------------------------------------------------------------------------------
Series II
-----------------------------------------------------------------------------------------------------
Maximum Total Annual Portfolio Operating Expenses            $1,040    $1,952     $2,873     $5,094
-----------------------------------------------------------------------------------------------------
Minimum Total Annual Portfolio Operating Expenses            $  825    $1,317     $1,825     $3,073
-----------------------------------------------------------------------------------------------------
Series I
-----------------------------------------------------------------------------------------------------
Maximum Total Annual Portfolio Operating Expenses            $1,040    $1,952     $2,873     $5,094
-----------------------------------------------------------------------------------------------------
Minimum Total Annual Portfolio Operating Expenses            $  807    $1,260     $1,724     $2,872

             Expense Examples Reflecting the Payment Enhancement Fee



                                                            1 Year    3 Years    5 Years    10 Years
----------------------------------------------------------------------------------------------------
Series II
----------------------------------------------------------------------------------------------------
Maximum Total Annual Portfolio Operating Expenses           $1,205     $2,084     $2,874     $4,851
----------------------------------------------------------------------------------------------------
Minimum Total Annual Portfolio Operating Expenses           $  995     $1,468     $1,843     $2,853
----------------------------------------------------------------------------------------------------
Series I
-----------------------------------------------------------------------------------------------------
Maximum Total Annual Portfolio Operating Expenses           $1,205     $2,084     $2,874     $4,851
----------------------------------------------------------------------------------------------------
Minimum Total Annual Portfolio Operating Expenses           $  977     $1,413     $1,743     $2,655
----------------------------------------------------------------------------------------------------


If you annuitized as provided in the contract or did not surrender the contract at the end of the applicable time period you would pay the following expenses on a $10,000 investment, assuming a 5% annual return on assets. (Actual costs may be higher or lower)


                   Expense Examples Reflecting the GRIP II Fee



                                                            1 Year    3 Years    5 Years    10 Years
----------------------------------------------------------------------------------------------------
Series II
----------------------------------------------------------------------------------------------------
Maximum Total Annual Portfolio Operating Expenses           $  498    $ 1,501    $ 2,514     $5,094
----------------------------------------------------------------------------------------------------
Minimum Total Annual Portfolio Operating Expenses           $  269    $   830    $ 1,425     $3,073
----------------------------------------------------------------------------------------------------
Series I
----------------------------------------------------------------------------------------------------
Maximum Total Annual Portfolio Operating Expenses           $  498    $ 1,501    $ 2,514     $5,094
----------------------------------------------------------------------------------------------------
Minimum Total Annual Portfolio Operating Expenses           $  249    $   770    $ 1,324     $2,872
----------------------------------------------------------------------------------------------------



             Expense Examples Reflecting the Payment Enhancement Fee



                                                             1 Year    3 Years    5 Years    10 Years
-----------------------------------------------------------------------------------------------------
Series II
----------------------------------------------------------------------------------------------------
Maximum Total Annual Portfolio Operating Expenses            $  484    $ 1,453    $ 2,423    $ 4,851
----------------------------------------------------------------------------------------------------
Minimum Total Annual Portfolio Operating Expenses            $  256    $   787    $ 1,343    $ 2,853
-----------------------------------------------------------------------------------------------------
Series I
----------------------------------------------------------------------------------------------------
Maximum Total Annual Portfolio Operating Expenses            $  484    $ 1,453    $ 2,423    $ 4,851
----------------------------------------------------------------------------------------------------
Minimum Total Annual Portfolio Operating Expenses            $  236    $   727    $ 1,243    $ 2,655



For purposes of presenting the foregoing Examples, we have made certain assumptions. We have assumed that, where applicable, the maximum deferred sales load is deducted, that there are no transfers or other transactions. Those assumptions, (each of which is mandated by the SEC in an attempt to provide prospective investors with standardized data with which to compare various annuity contracts) do not take into account certain features of the contract and prospective changes in the size of the portfolios which may operate to change the expenses borne by contract owners. CONSEQUENTLY, THE AMOUNTS LISTED IN THE EXAMPLES ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES BORNE BY CONTRACT OWNERS MAY BE GREATER OR LESSER THAN THOSE SHOWN.


A Table of Accumulation Unit Values Relating to the Contract is included in Appendix U to this Prospectus.

LOCATION OF FINANCIAL STATEMENTS OF REGISTRANT AND DEPOSITOR. Our financial statements and those of the Variable Account may be found in the Statement of Additional Information.


GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE PORTFOLIOS

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

We are an indirect subsidiary of MFC.

We are a stock life insurance company organized under the laws of New York on February 10, 1992. Our principal office is located at 100 Summit Lake Drive, Valhalla New York 10595. We are a wholly-owned subsidiary of The Manufacturers Life Insurance Company (U.S.A.) ("MANULIFE USA"), a stock life insurance company incorporated in Maine on August 20, 1955 by a special act of the Maine legislature and redomesticated under the laws of Michigan with its principal office located at 73 Tremont Street, Boston, Massachusetts 02108. Our ultimate parent is Manulife Financial Corporation ("MFC"), a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as MANULIFE FINANCIAL.

The Manufacturers Life Insurance Company of New York's financial ratings are as follows:

         A++ A.M. Best

         Superior companies have a very strong ability to meet their obligations; 1st category of 16

         AA+ Fitch

         Very strong capacity to meet policyholder and contract obligations; 2nd category of 22

         AA+ Standard & Poor's

         Very strong financial security characteristics; 2nd category of 21

These ratings, which are current as of the date of this prospectus and are subject to change, are assigned as a measure of The Manufacturers Life Insurance Company of New York's ability to honor any guarantees provided by the contract and any applicable optional riders, but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio.

THE VARIABLE ACCOUNT

The Variable Account is one of our separate accounts that invests the contract values you allocate to it in the portfolio(s) you select.

We established the Variable Account on March 4, 1992 as a separate account under the laws of New York. The income, gains and losses, whether or not realized, from assets of the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains or losses. Nevertheless, all obligations arising under the contracts are our general corporate obligations. Assets of the Variable Account may not be charged with liabilities arising out of any of our other business.

The Variable Account is registered with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act"), as a unit investment trust. A unit investment trust is a type of investment company which invests its assets in specified securities, such as the shares of one or more investment companies. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account. If we determine that it would be in the best interests of persons having voting rights under the contracts, the Variable Account may be operated as a management company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.


The Variable Account currently has seventy-three sub-accounts (some of which are subdivided for Series I and Series II shares). We reserve the right, subject to prior approval of the New York Superintendent of Insurance and compliance with applicable law, to add other sub-accounts, eliminate existing sub-accounts, combine sub-accounts or transfer assets in one sub-account to another sub-account that we, or an affiliated company, may establish.



THE PORTFOLIOS



The portfolios are mutual funds in which the Variable Account invests.



The assets of each sub-account of the Variable Account (except those invested in the International Equity Index Fund and the All Asset Portfolio) are invested in either Series I or Series II shares of a corresponding investment portfolio of the Trust. The Trust is registered under the 1940 Act as an open-end management investment company. The Trust receives investment advisory services from Manufacturers Securities Services ("MSS").



Each of the Trust portfolios, except the Lifestyle Trusts, is subject to a Rule 12b-1 fee of 0.15% of a portfolio's Series I net assets and 0.35% of a portfolio's Series II net assets (0.75% of a Series II net assets in the case of a American Growth Trust, American International Trust, American Growth-Income Trust and American Blue Chip Income and Growth Trust). Each Lifestyle Trust invests in portfolios that are subject to Rule 12b-1 fees.



The International Equity Index Fund is a series of the John Hancock Variable Series Trust I (the "VST Trust") which is registered under the 1940 Act as an open-end management investment company. The assets of the International Equity Index Fund subaccount are invested in Series II shares of the International Equity Index Fund which is subject to a 0.60% Rule 12b-1 fee (except in the case of contracts issued prior to May 13, 2002 where the assets are invested in Series I shares of the International Equity Index Fund which are subject to a 0.40% Rule 12b-1 fee). The VST Trust receives investment advisory services from John Hancock Life Insurance Company and the International Equity Index Trust portfolio is subadvised by SSgA Funds Management, Inc.



The All Asset Portfolio is a series of the PIMCO Variable Insurance Trust (the "PIMCO Trust") which is registered under the 1940 Act as an open-end management investment company. The assets of the All Asset Portfolio subaccounts are invested in Class M shares of the All Asset Portfolio which is subject to a 0.25% Rule 12b-1 fee. The PIMCO Trust receives investment advisory services from Pacific Investment Management Company LLC ("PIMCO").



              SUBADVISER                                                    PORTFOLIO
--------------------------------------------------------------------------------------------------------
A I M Capital Management, Inc.                                All Cap Growth Trust
                                                              Aggressive Growth Trust
                                                              Mid Cap Core Trust
--------------------------------------------------------------------------------------------------------
  American Century Investment Management, Inc.                Small Company Trust
-------------------------------------------------------------------------------------------------------
Capital Guardian Trust Company                                Small Company Blend Trust
                                                              U.S. Large Cap Trust
                                                              Income & Value Trust
                                                              Diversified Bond Trust
--------------------------------------------------------------------------------------------------------
Capital Research Management Company                           American Growth Trust
(Adviser to the American Fund Insurance Series) (D)           American International Trust
                                                              American Blue Chip Income and Growth Trust
                                                              American Growth-Income Trust
-------------------------------------------------------------------------------------------------------
Davis Advisors                                                Financial Services Trust
                                                              Fundamental Value Trust
-------------------------------------------------------------------------------------------------------
Deutsche Asset Management, Inc.                               Real Estate Securities Trust
                                                              Dynamic Growth Trust
                                                              All Cap Core Trust
                                                              Lifestyle Trusts(A)
-------------------------------------------------------------------------------------------------------
Deutsche Asset Management Investment Services Ltd.            International Stock Trust
-------------------------------------------------------------------------------------------------------
Fidelity Management & Research Company                        Strategic Opportunities Trust
                                                              Large Cap Growth Trust
                                                              Overseas Trust
-------------------------------------------------------------------------------------------------------
Franklin Advisers, Inc.                                       Emerging Small Company Trust
-------------------------------------------------------------------------------------------------------
    John Hancock Advisers, LLC                                Strategic Income Trust
-------------------------------------------------------------------------------------------------------
Jennison Associates LLC                                       Capital Appreciation Trust
-------------------------------------------------------------------------------------------------------
Legg Mason Funds Management, Inc.                             Core Equity Trust
-------------------------------------------------------------------------------------------------------
Lord, Abbett & Co                                             Mid Cap Value Trust
                                                              All Cap Value Trust
-------------------------------------------------------------------------------------------------------
Mercury Advisors(C)                                           Large Cap Value Trust

                     SUBADVISER                                               PORTFOLIO
----------------------------------------------------------------------------------------------------
MFC Global Investment Management (U.S.A.) Limited(E)          Pacific RimTrust
                                                              Quantitative Mid Cap Trust
                                                              Quantitative All Cap Trust
                                                              Quantitative Value Trust
                                                              Emerging Growth Trust
                                                              Money Market Trust
                                                              Index Trusts
                                                              Lifestyle Trusts(A)
----------------------------------------------------------------------------------------------------
Massachusetts Financial Services Company                      Strategic Growth Trust
                                                              Strategic Value Trust
                                                              Utilities Trust
----------------------------------------------------------------------------------------------------
Munder Capital Management                                     Small Cap Opportunities Trust
----------------------------------------------------------------------------------------------------
Pacific Investment Management Company                         Global Bond Trust
                                                              Total Return Trust
                                                              Real Return Bond Trust
----------------------------------------------------------------------------------------------------
                                                              All Asset Portfolio (a series of PIMCO
                                                              Variable Insurance Trust)
----------------------------------------------------------------------------------------------------
Pzena Investment Management, LLC                              Classic Value Trust
----------------------------------------------------------------------------------------------------
Salomon Brothers Asset Management Inc                         U.S. Government Securities Trust
                                                              Strategic Bond Trust
                                                              Special Value Trust
                                                              High Yield Trust
----------------------------------------------------------------------------------------------------
SSgA Funds Management, Inc.                                   International Equity Index Fund
                                                              (a series of John Hancock Variable
                                                              Insurance Trust I)
----------------------------------------------------------------------------------------------------
Sustainable Growth Advisers, L.P.                             U.S. Global Leaders Growth Trust
----------------------------------------------------------------------------------------------------
T. Rowe Price Associates, Inc                                 Science & Technology Trust
                                                              Small Company Value Trust
                                                              Health Sciences Trust
                                                              Blue Chip Growth Trust
                                                              Equity-Income Trust
----------------------------------------------------------------------------------------------------
Templeton Global Advisors Limited                             Global Trust
----------------------------------------------------------------------------------------------------
Templeton Investment Counsel, Inc.                            International Value Trust
                                                              International Small Cap Trust
----------------------------------------------------------------------------------------------------
UBS Global Asset Management                                   Global Allocation Trust
----------------------------------------------------------------------------------------------------
Wellington Management Company, LLP                            Growth & Income Trust
                                                              Investment Quality Bond Trust
                                                              Mid Cap Stock Trust
                                                              Natural Resources Trust

  SUBADVISER                                                    PORTFOLIO
----------------------------------------------------------------------------------------------------
Van Kampen (B)                                                Value Trust


(A) Deutsche Asset Management, Inc. provides subadvisory consulting services to MFC Global Investment Management (U.S.A.) Limited regarding management of the Lifestyle Trusts.


(B) Morgan Stanley Investment Management Inc. ("MSIM") is the sub-adviser to the Value Trust. MSIM does business in certain instances (including its role as the sub-adviser to the Value Trust) using the name "Van Kampen.


(C) Fund Asset Management, L.P. is the sub-adviser to the Large Cap Value Trust. Fund Asset Management does business in certain instances (including its role as the sub-adviser to the Large Cap Value Trust) using the name "Mercury Advisors."


(D) Each of the four portfolios invests exclusively in Class 2 shares of portfolios of the American Fund Insurance Series which is advised by Capital Research Management Company ("CRMC").






(E) MFC Global Investment Management (U.S.A.) Limited is an affiliate of Manufacturers Securities Services LLC ("MSS") and the Trust.



The portfolios available under the Policies are as follows:


MIT PORTFOLIOS INVESTING IN THE AMERICAN FUND INSURANCE SERIES


The AMERICAN GROWTH TRUST invests all of its assets in Class 2 shares of the Growth Fund, a series of American Fund Insurance Series. The Growth Fund invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.


The AMERICAN INTERNATIONAL TRUST invests all of its assets in Class 2 shares of the International Fund, a series of American Fund Insurance Series. The International Fund invests primarily in common stocks of companies located outside the United States.


The AMERICAN GROWTH-INCOME TRUST invests all of its assets in Class 2 shares of the Growth-Income Fund, a series of American Fund Insurance Series. The Growth-Income Fund invests primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.


The AMERICAN BLUE CHIP INCOME AND GROWTH TRUST invests all of its assets in Class 2 shares of the Blue Chip Income and Growth Fund, a series of American Fund Insurance Series. The Blue Chip Income and Growth Fund invests primarily in common stocks of larger, more established companies based in the U.S. with market capitalizations of $4 billion and above.

                                      * * *


MIT Portfolios (other than portfolios investing in the American Fund Insurance Series)


The SCIENCE & TECHNOLOGY TRUST seeks long-term growth of capital by investing, under normal market condition, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies expected to benefit from the development, advancement, and use of science and technology. Current income is incidental to the portfolio's objective.


The PACIFIC RIM TRUST (formerly, Pacific Rim Emerging Markets Trust) seeks long-term growth of capital by investing in a diversified portfolio that is comprised primarily of common stocks and equity-related securities of corporations domiciled in countries in the Pacific Rim region.


The HEALTH SCIENCES TRUST seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively termed "health sciences").


The EMERGING GROWTH TRUST (only Series II shares are available for sale) seeks superior long-term rates of return through capital appreciation by investing, under normal circumstances, primarily in high quality securities and convertible instruments of small-cap U.S. companies.



The AGGRESSIVE GROWTH TRUST seeks long-term capital appreciation by investing the portfolio's assets principally in common stocks, convertible bonds, convertible preferred stocks and warrants of companies which in the opinion of the subadviser are expected to achieve earnings growth over time at a rate in excess of 15% per year. Many of these companies are in the small and medium-sized category.

The EMERGING SMALL COMPANY TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in common stock equity securities of companies with market capitalizations that approximately match the range of capitalization of the Russell 2000 Growth Index* ("small cap stocks") at the time of purchase.

The SMALL COMPANY BLEND TRUST seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalizations that approximately match the range of capitalization of the Russell 2000 Index at the time of purchase.


The SMALL COMPANY TRUST (only Series II shares are available for sale) seeks long-term capital growth by investing, under normal market conditions, primarily in equity securities of smaller-capitalization U.S. companies. The subadviser uses quantitative, computer-driven models to construct the portfolio of stocks for the Small Company Trust.


The DYNAMIC GROWTH TRUST seeks long-term growth of capital by investing in stocks and other equity securities of medium-sized U.S. companies with strong growth potential.

The MID CAP STOCK TRUST seeks long-term growth of capital by investing primarily in equity securities of mid-size companies with significant capital appreciation potential.


The NATURAL RESOURCES TRUST (only Series II shares are available for sale) seeks long-term total return by investing, under normal market conditions, primarily in equity and equity-related securities of natural resource-related companies worldwide.


The ALL CAP GROWTH TRUST seeks long-term capital appreciation by investing the portfolio's assets under normal market conditions, principally in common stocks of companies that are likely to benefit from new or innovative products, services or processes, as well as those that have experienced above average, long-term growth in earnings and have excellent prospects for future growth.

The STRATEGIC OPPORTUNITIES TRUST seeks growth of capital by investing primarily in common stocks. Investments may include securities of domestic and foreign issuers, and growth or value stocks or a combination of both.

The FINANCIAL SERVICES TRUST seeks growth of capital by investing primarily in common stocks of financial companies. During normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) are invested in companies that are principally engaged in financial services. A company is "principally engaged" in financial services if it owns financial services-related assets constituting at least 50% of the value of its total assets, or if at least 50% of its revenues are derived from its provision of financial services.


The INTERNATIONAL STOCK TRUST seeks long-term growth of capital by investing in stocks and other securities with equity characteristics of companies located in the developed countries that make up the MSCI EAFE Index.


The OVERSEAS TRUST seeks growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in non-U.S. securities. The portfolio expects to invest primarily in equity securities.

The INTERNATIONAL SMALL CAP TRUST seeks capital appreciation by investing primarily in the common stock of companies located outside the U.S. which have total stock market capitalization or annual revenues of $1.5 billion or less ("small company securities").

The INTERNATIONAL VALUE TRUST seeks long-term growth of capital by investing, under normal market conditions, primarily in equity securities of companies located outside the U.S., including emerging markets.

The QUANTITATIVE MID CAP TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its total assets (plus any borrowings for investment purposes) in U.S. mid-cap stocks, convertible preferred stocks, convertible bonds and warrants.

The MID CAP CORE TRUST (only Series II shares are available for sale) seeks long-term growth of capital by investing, normally, at least 80% of its assets in equity securities, including convertible securities, of mid-capitalization companies.



The GLOBAL TRUST (formerly, Global Equity Trust) seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies located anywhere in the world, including emerging markets.


The STRATEGIC GROWTH TRUST seeks capital appreciation by investing, under normal market conditions, at least 65% of the portfolio's total assets in common stocks and related securities (such as preferred stocks, bonds, warrants or rights convertible into stock and depositary receipts for these securities) of companies which the subadviser believes offer superior prospects for growth.

The CAPITAL APPRECIATION TRUST seeks long-term capital growth by investing at least 65% of its total assets in equity-related securities of companies that exceed $1 billion in market capitalization and that the subadviser believes have above-average growth prospects. These companies are generally medium-to-large capitalization companies.


The U.S. GLOBAL LEADERS GROWTH TRUST (only Series II shares are available for sale) seeks long-term growth of capital by investing, under normal market conditions, primarily in common stocks of "U.S. Global Leaders."



The QUANTITATIVE ALL CAP TRUST (only Series II shares are available for sale) seeks long-term growth of capital by investing, under normal circumstances, primarily in equity securities of U.S. companies. The portfolio will generally focus on equity securities of U.S. companies across the three market capitalization ranges of large, mid and small.



The ALL CAP CORE TRUST seeks long-term growth of capital by investing primarily in common stocks and other equity securities within all asset classes (small, mid and large cap) primarily those within the Russell 3000 Index*.


The LARGE CAP GROWTH TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with large market capitalizations.




The BLUE CHIP GROWTH TRUST seeks to achieve long-term growth of capital (current income is a secondary objective) by investing, under normal market conditions, at least 80% of the portfolio's total assets in the common stocks of large and medium-sized blue chip growth companies. Many of the stocks in the portfolio are expected to pay dividends.


The U.S. LARGE CAP TRUST seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalization greater than $500 million.



The CORE EQUITY TRUST (only Series II shares are available for sale) seeks long-term capital growth by investing, under normal market conditions, primarily in equity securities that, in the subadviser's opinion, offer the potential for capital growth. The subadviser seeks to purchase securities at large discounts to the subadviser's assessment of their intrinsic value.


The STRATEGIC VALUE TRUST seeks capital appreciation by investing, under normal market conditions, at least 65% of its net assets in common stocks and related securities of companies which the subadviser believes are undervalued in the market relative to their long term potential.


The LARGE CAP VALUE TRUST (only Series II shares are available for sale) seeks long-term growth of capital by investing, under normal market conditions, primarily in a diversified portfolio of equity securities of large cap companies located in the U.S.



The CLASSIC VALUE TRUST (only Series II shares are available for sale) seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets in domestic equity securities.

The UTILITIES TRUST seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities) by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) in equity and debt securities of domestic and foreign companies in the utilities industry.

The REAL ESTATE SECURITIES TRUST seeks to achieve a combination of long-term capital appreciation and current income by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of real estate investment trusts ("REITS") and real estate companies.


The SMALL CAP OPPORTUNITIES TRUST (only Series II shares are available for sale) seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets in equity securities of companies with market capitalizations within the range of the companies in the Russell 2000 Index.


The SMALL COMPANY VALUE TRUST seeks long-term growth of capital by investing, under normal market conditions, primarily in small companies whose common stocks are believed to be undervalued. Under normal market conditions, the portfolio will invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies with a market capitalization that do not exceed the maximum market capitalization of any security in the Russell 2000 Index* at the time of purchase.


The SPECIAL VALUE TRUST (only Series II shares are available for sale) seeks long-term capital growth by investing, under normal circumstances, at least 80% of its net assets in common stocks and other equity securities of companies whose market capitalization at the time of investment is no greater than the market capitalization of companies in the Russell 2000 Value Index.



The MID CAP VALUE TRUST seeks capital appreciation by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) in mid-sized companies, with market capitalization of roughly $500 million to $10 billion.


The VALUE TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in equity securities of companies with capitalizations similar to the market capitalization of companies in the Russell Midcap Value Index.

The ALL CAP VALUE TRUST seeks capital appreciation by investing in equity securities of U.S. and multinational companies in all capitalization ranges that the subadviser believes are undervalued.

The FUNDAMENTAL VALUE TRUST seeks growth of capital by investing, under normal market conditions, primarily in common stocks of U.S. companies with market capitalizations of at least $5 billion that the subadviser believes are undervalued. The portfolio may also invest in U.S. companies with smaller capitalizations.

The GROWTH & INCOME TRUST seeks long-term growth of capital and income, consistent with prudent investment risk, by investing primarily in a diversified portfolio of common stocks of U.S. issuers which the subadviser believes are of high quality.








The QUANTITATIVE VALUE TRUST (only Series II shares are available for sale)seeks long-term capital appreciation by investing primarily in large-cap U.S. securities with the potential for long-term growth of capital.



The EQUITY-INCOME TRUST seeks to provide substantial dividend income and also long-term capital appreciation by investing primarily in dividend-paying common stocks, particularly of established companies with favorable prospects for both increasing dividends and capital appreciation.


The INCOME & VALUE TRUST seeks the balanced accomplishment of (a) conservation of principal and (b) long-term growth of capital and income by investing the portfolio's assets in both equity and fixed-income securities. The subadviser has full discretion to determine the allocation between equity and fixed income securities.

The ALL ASSET PORTFOLIO (a series of the PIMCO Variable Insurance Trust) (only Class M is available for sale) seeks maximum real return consistent with preservation of real capital and prudent investment management by investing, under normal circumstances, substantially all of its assets in Institutional Class shares of the PIMCO Funds, Pacific Investment Management Series, an affiliated open-end investment company.



The GLOBAL ALLOCATION TRUST seeks total return, consisting of long-term capital appreciation and current income, by investing in equity and fixed income securities of issuers located within and outside the U.S.


The HIGH YIELD TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in high yield debt securities, including corporate bonds and other fixed-income securities.

The STRATEGIC BOND TRUST seeks a high level of total return consistent with preservation of capital by giving its subadviser broad discretion to deploy the portfolio's assets among certain segments of the fixed income market as the subadviser believes will best contribute to achievement of the portfolio's investment objective.


The STRATEGIC INCOME TRUST (only Series II shares are available for sale) seeks a high level of current income by investing, under normal market conditions, primarily in foreign government and corporate debt securities from developed and emerging markets; U.S. Government and agency securities; and U.S. high yield bonds.


The GLOBAL BOND TRUST seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing the portfolio's assets primarily in fixed income securities denominated in major foreign currencies, baskets of foreign currencies (such as the ECU), and the U.S. dollar.

The DIVERSIFIED BOND TRUST seeks high total return consistent with the conservation of capital by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) in fixed income securities.

The INVESTMENT QUALITY BOND TRUST seeks a high level of current income consistent with the maintenance of principal and liquidity, by investing in a diversified portfolio of investment grade bonds and tends to focus its investment on corporate bonds and U.S. Government bonds with intermediate to longer term maturities. The portfolio may also invest up to 20% of its assets in non-investment grade fixed income securities.

The TOTAL RETURN TRUST seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal market conditions, at least 65% of the portfolio's assets in a diversified portfolio of fixed income securities of varying maturities. The average portfolio duration will normally vary within a three- to six-year time frame based on the subadviser's forecast for interest rates.


The REAL RETURN BOND TRUST (only Series II shares are available for sale) seeks maximum return, consistent with preservation of capital and prudent investment management by investing, under normal market conditions, at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments and by corporations.


The U.S. GOVERNMENT SECURITIES TRUST seeks a high level of current income consistent with preservation of capital and maintenance of liquidity, by investing in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities.

The MONEY MARKET TRUST seeks maximum current income consistent with preservation of principal and liquidity by investing in high quality money market instruments with maturities of 397 days or less issued primarily by U. S. entities.

The SMALL CAP INDEX TRUST seeks to approximate the aggregate total return of a small cap U.S. domestic equity market index by attempting to track the performance of the Russell 2000 Index*.

The INTERNATIONAL INDEX TRUST seeks to approximate the aggregate total return of a foreign equity market index by attempting to track the performance of the Morgan Stanley European Australian Far East Free Index (the "MSCI EAFE Index").* (Available only to contracts issued prior to May 1, 2004.) (Subject to shareholder/contractowner approval, the International Index Trust will merge with the International Equity Index Trust immediately after the close of business on June 18, 2004.)



The INTERNATIONAL EQUITY INDEX FUND (a series of the John Hancock Variable Series Trust I) seeks to track the performance of broad-based equity indices of foreign companies in developed and emerging markets by attempting to track the performance of the MSCI All Country World ex-US Index*. (Series I shares are available for sale to contracts purchased prior to May 13, 2002; Series II shares are available for sale to contracts purchased on or after May 13, 2002).


The MID CAP INDEX TRUST seeks to approximate the aggregate total return of a mid cap U.S. domestic equity market index by attempting to track the performance of the S&P Mid Cap 400 Index*.


The TOTAL STOCK MARKET INDEX TRUST seeks to approximate the aggregate total return of a broad U.S. domestic equity market index by attempting to track the performance of the Wilshire 5000 Equity Index*.


The 500 INDEX TRUST seeks to approximate the aggregate total return of a broad U.S. domestic equity market index by attempting to track the performance of the S&P 500 Composite Stock Price Index*.


The LIFESTYLE AGGRESSIVE 1000 TRUST seeks to provide long-term growth of capital (current income is not a consideration) by investing 100% of the Lifestyle Trust's assets in other portfolios of the Trust ("Underlying Portfolios") which invest primarily in equity securities.



The LIFESTYLE GROWTH 820 TRUST seeks to provide long-term growth of capital with consideration also given to current income by investing approximately 20% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 80% of its assets in Underlying Portfolios which invest primarily in equity securities.



The LIFESTYLE BALANCED 640 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to capital growth by investing approximately 40% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 60% of its assets in Underlying Portfolios which invest primarily in equity securities.



The LIFESTYLE MODERATE 460 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to current income by investing approximately 60% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 40% of its assets in Underlying Portfolios which invest primarily in equity securities.



The LIFESTYLE CONSERVATIVE 280 TRUST seeks to provide a high level of current income with some consideration also given to growth of capital by investing approximately 80% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 20% of its assets in Underlying Portfolios which invest primarily in equity securities.

*"Standard & Poor's(R)," "S&P 500(R)," "Standard and Poor's 500(R)" and "S&P Mid Cap 400(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 2000(R)," "Russell 2000(R) Growth" and "Russell 3000(R)" are trademarks of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "MSCI All Country World ex USIndex" and "EAFE(R)" are trademarks of Morgan Stanley & Co. Incorporated. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.



A full description of each portfolio, including the investment objectives, policies and restrictions of, and the risks relating to investments in, each portfolio is contained in the portfolio prospectuses. The portfolio prospectuses should be read carefully before allocating purchase payments to a sub-account.


                                      * * *

If the shares of a portfolio are no longer available for investment or in our judgment investment in a portfolio becomes inappropriate, we may eliminate the shares of a portfolio and substitute shares of another portfolio of the Trust or another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future purchase payments. However, we will make no such substitution without first notifying you and obtaining approval of the New York Superintendent of Insurance and the SEC (to the extent required by the 1940 Act).


You instruct us how to vote portfolio shares.


We will vote shares of the portfolios held in the Variable Account at the shareholder meetings according to voting instructions received from persons having the voting interest under the contracts. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting. Proxy material will be distributed to each person having the voting interest under the contract together with appropriate forms for giving voting instructions. We will vote all portfolio shares that we hold (including our own shares and those we hold in the Variable Account for contract owners) in proportion to the instructions so received.

During the accumulation period, the contract owner has the voting interest under a contract. During the pay-out period, the annuitant has the voting interest under a contract. We reserve the right to make any changes in the voting rights described above that may be permitted by the federal securities laws, regulations or interpretations thereof. For further information on voting interest under the contract see "Voting Interest" in this prospectus.

DESCRIPTION OF THE CONTRACT

ACCUMULATION PERIOD PROVISIONS

PURCHASE PAYMENTS

Initial purchase payments usually must be at least $5,000, subsequent ones at least $30. Total purchase payments of more than $1 million require our approval.

Your purchase payments are made to us at our Annuity Service Office. The minimum initial purchase payment is $5,000 for Non-Qualified contracts and $2,000 for Qualified contracts. However, if the optional Payment Enhancement is elected, the minimum initial purchase payment is $10,000. Subsequent purchase payments must be at least $30. Purchase payments may be made at any time and must be in U.S. dollars. We may provide for purchase payments to be automatically withdrawn from your bank account on a periodic basis. If a purchase payment would cause your contract value to exceed $1,000,000 or your contract value already exceeds $1,000,000, you must obtain our approval in order to make the payment.

We may cancel a contract at the end of any three consecutive contract years in which no purchase payments have been made, if both:

         - the total purchase payments made over the life of the contract, less any withdrawals, are less than $2,000; and

         - the contract value at the end of such three-year period is less than $2,000.


If we cancel your contract, we will pay you the contract value computed as of the valuation period during which the cancellation occurs, minus the amount of any outstanding loan and minus the annual $30 administration fee. The amount paid will be treated as a withdrawal for federal tax purposes and thus may be subject to income tax and to a 10% IRS penalty tax (see "FEDERAL TAX MATTERS").


Purchase payments are allocated among the investment options in accordance with the percentages you designate. You may change the allocation of subsequent purchase payments at any time by notifying us in writing.

SECURE PRINCIPAL PROGRAM (SM) In addition, you have the option to participate in our Secure Principal Program(SM). Under the Secure Principal Program the initial purchase payment is split between the 7 year fixed investment account and variable investment options. The percentage of the initial purchase payment allocated to the 7 year fixed account will assure that the fixed account allocation will have grown to an amount at least equal to the total initial purchase payment at the end of the guaranteed period. The percentage depends upon the current investment rate of the fixed investment option. The balance of the initial purchase payment is allocated among the variable investment options as selected in the contract. You may obtain full information concerning the Secure Principal Program and its restrictions from your financial consultants or our Annuity Service Office. See Appendix D for information on purchase payments applicable to Ven 9 contracts.

ACCUMULATION UNITS

The value of an investment account is measured in "accumulation units," which vary in value with the performance of the underlying portfolio.

During the accumulation period, we will establish an "INVESTMENT ACCOUNT" for you for each Variable Account investment option to which you allocate a portion of your contract value. Amounts are credited to those investment accounts in the form of "ACCUMULATION UNITS" (units of measure used to calculate the value of the variable portion of your contract during the accumulation period). The number of accumulation units to be credited to each investment account is determined by dividing the amount allocated to that investment account by the value of an accumulation unit for that investment account next computed after the purchase payment is received at our Annuity Service Office complete with all necessary information or, in the case of the first purchase payment, pursuant to the procedures described below.

Initial purchase payments received by mail will usually be credited on the business day (any date on which the New York Stock Exchange is open and the net asset value of a portfolio is determined) on which they are received at our Annuity Service Office, and in any event not later than two business days after our receipt of all information necessary for issuing the contract. Subsequent purchase payments will be credited on the business day they are received at our Annuity Service Office. You will be informed of any deficiencies preventing processing if your contract cannot be issued. If the deficiencies are not remedied within five business days after receipt, your purchase payment will be returned promptly, unless you specifically consent to our retaining your purchase payment until all necessary information is received. Initial purchase payments received by wire transfer from broker-dealers will be credited on the business day received by us if the broker-dealers have made special arrangements with us.

VALUE OF ACCUMULATION UNITS


The value of your accumulation units will vary from one business day to the next depending upon the investment results of the investment options you select. The value of an accumulation unit for each sub-account was arbitrarily set at $10 or $12.50 for the first business day under other contracts which we or an affiliate of ours have issued. The value of an accumulation unit for any subsequent business day is determined by multiplying the value of an accumulation unit for the immediately preceding business day by the net investment factor for that sub-account (described below) for the business day for which the value is being determined. Accumulation units will be valued at the end of each business day. A business day is deemed to end at the time of the determination of the net asset value of the portfolio shares.


NET INVESTMENT FACTOR

The net investment factor is an index used to measure the investment performance of a sub-account from one business day to the next (the "valuation period"). The net investment factor may be greater than, less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same. The net investment factor for each sub-account for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result:

         -        Where (a) is:

                  - the net asset value per share of a portfolio share held in the sub-account determined at the end of the current valuation period, plus

                  - the per share amount of any dividend or capital gain distributions made by the portfolio on shares held in the sub-account if the "ex-dividend" date occurs during the current valuation period.

         - Where (b) is the net asset value per share of a portfolio share held in the sub-account determined as of the end of the immediately preceding valuation period.

         - Where (c) is a factor representing the charges deducted from the sub-account on a daily basis for Separate Account Annual Expenses.

TRANSFERS AMONG INVESTMENT OPTIONS

Amounts invested may be transferred among investment options.


Subject to the restrictions noted below, during the accumulation period, you may transfer amounts among the variable account investment options and from such investment options to the fixed account investment options at any time upon written notice to us. Accumulation units will be canceled from the investment account from which you transfer amounts and credited to the investment account to which you transfer amounts. Your contract value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the investment account. If after the transfer the amount remaining in the investment account is less than $100, then we will transfer the entire amount instead of the requested amount. We reserve the right to limit, upon notice, the maximum number of transfers you may make to one per month or six at any time within a contract year. In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the portfolios. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law).



Currently, we do not impose a charge for transfer requests. The first twelve transfers in a contract year are without any transfer charge. For each additional transfer in a contract year, we do not currently assess a charge but reserve the right (to the extent permitted by your contract) to assess a reasonable charge (not to exceed the lesser of $25 or 2% of the amount transferred) to reimburse us for the expenses of processing transfers.



None of the portfolios which are investment options for the contract are designed for short-term investing since such activity may increase portfolio transaction costs and be disruptive to management of a portfolio (affecting a subadviser's ability to effectively manage a portfolio in accordance with its investment objective and policies). Management of the Trust will monitor purchases and redemptions of Trust shares. If management of the Trust becomes aware of short-term trading that it believes, in its sole discretion, is significantly disrupting (or may potentially significantly disrupt) management of a portfolio or materially increasing portfolio transaction costs ("Disruptive Short-Term Trading"), the Trust may impose restrictions on such trading. The Trust's participation agreement with the Company requires the Company to impose trading restrictions on its contract owners if requested by the Trust. In addition, the Company also has a policy to restrict transfers to two per month per contract. (For purposes of this restriction, (a) scheduled transfers made pursuant to a Dollar Cost Averaging program or an Asset Rebalancing Program are not considered transfers and (b) all transfers made during the period from the opening of trading each day the net asset value of the shares of the Trust are determined (usually 9 a.m.) to the close of trading that day (the close of day-time trading of the New York Stock Exchange (usually 4 p.m.)) are considered one transfer.) Contract owners may, however, transfer to the Money Market Trust even if the two transfer per month limit has been reached if 100% of the contract value is transferred to the Money Market Trust. If such a transfer to the Money Market Trust is made, for a 30 day period after such transfer, no subsequent transfers from the Money Market Trust to another portfolio may be made. This restriction is applied uniformly to all contract owners. The Company also reserves the right to take other actions to restrict trading as noted below.

Actions that the Company may take to restrict trading include, but are not limited to:


         restricting the number of transfers made during a defined period,

         restricting the dollar amount of transfers,

         restricting the method used to submit transfers (e.g., requiring transfer requests to be submitted in writing via U.S. mail), and

         restricting transfers into and out of certain subaccounts.


Contract owners should note that while the Trust and the Company seek to identify and prevent Disruptive Short-Term Trading, it is not always possible to do so. Therefore, no assurance can be given that the Trust and the Company will successfully impose restrictions on all Disruptive Short-Term Trading. If the Trust and the Company are unsuccessful in restricting Disruptive Short-Term Trading, the portfolios may incur higher brokerage costs and may maintain higher cash levels, limiting their ability to achieve their investment objective.


MAXIMUM NUMBER OF INVESTMENT OPTIONS

There is no limit on the number of investment options to which you may allocate purchase payments.

TELEPHONE TRANSACTIONS

You are permitted to request transfers and withdrawals by telephone. We will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. To be permitted to request withdrawal by telephone, you must elect the option on the appropriate authorization form. (we will provide you with one upon re-quest.) We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly. Such procedures include the following. Upon telephoning a request, you will be asked to provide information that verifies that it is you calling. For both your and our protection, we will tape record all conversations with you. All telephone transactions will be followed by a confirmation statement of the transaction. We reserve the right to impose maximum withdrawal amounts and other new procedural requirements regarding transfer privileges.

SPECIAL TRANSFER SERVICES - DOLLAR COST AVERAGING

Dollar Cost Averaging and Asset Rebalancing programs are available.

We administer a Dollar Cost Averaging ("DCA") program. If you enter into a DCA agreement, you may instruct us to transfer monthly a predetermined dollar amount from any sub-account or the one year fixed account investment option to other variable sub-accounts until the amount in the sub-account from which the transfer is made or one year fixed account investment option is exhausted. A DCA fixed account investment option may be established under the DCA program to make automatic transfers. Only purchase payments (and not existing contract values) may be allocated to the DCA fixed account investment option. If the DCA fixed account investment option is elected, the amounts allocated to this account will be credited with interest at the guaranteed interest rate in effect on the date of such allocation.

From time to time, we may offer special DCA programs where the rate of interest credited to a fixed account investment option exceeds our actual earnings on the supporting assets, less appropriate risk and expense adjustments. In such case, any amounts credited to your account in excess of amounts earned by us on the assets in the general account will be recovered from existing charges described in your contract. Your contract charges will not increase as a result of electing to participate in any special DCA program.


The DCA program is generally suitable if you are making a substantial deposit and desire to control the risk of investing at the top of a market cycle. The DCA program allows investments to be made in equal installments over time in an effort to reduce that risk. Therefore, a lower purchase price may be achieved over the long-term by purchasing more accumulation units of a particular sub-account when the unit value is low; less when the unit value is high. However, the DCA program does not guarantee profits or prevent losses in a declining market and requires regular investment regardless of fluctuating price levels. Contract owners interested in the DCA program should consider their financial ability to continue purchases through periods of low price levels. If you are interested in the DCA program, you may elect to participate in the program on the appropriate authorization form. You may obtain a separate authorization form and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the DCA program.

ASSET REBALANCING PROGRAM

We administer an Asset Rebalancing Program which enables you to specify the percentage levels you would like to maintain in particular portfolios. Your contract value will be automatically rebalanced pursuant to the schedule described below to maintain the indicated percentages by transfers among the portfolios. (Fixed account investment options are not eligible for participation in the Asset Rebalancing Program.) The entire value of the variable investment accounts must be included in the Asset Rebalancing Program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing Program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing Program is being used. If you are interested in the Asset Rebalancing Program, you may obtain a separate authorization form and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the Asset Rebalancing Program.

For rebalancing programs begun on or after October 1, 1996, asset rebalancing will only be permitted on the following time schedules:

         - quarterly on the 25th day of the last month of the calendar quarter (or the next business day if the 25th is not a business day);

         - semi-annually on June 25th and December 26th (or the next business day if these dates are not business days); or

         - annually on December 26th (or the next business day if December 26th is not a business day).

Rebalancing will continue to take place on the last business day of every calendar quarter for rebalancing programs begun prior to October 1, 1996.

WITHDRAWALS

You may withdraw all or a portion of your contract value, but may incur withdrawal charges and tax liability as a result.

During the accumulation period, you may withdraw all or a portion of your contract value upon written request (complete with all necessary information) to our Annuity Service Office. For certain qualified contracts, exercise of the withdrawal right may require the consent of the qualified plan participant's spouse under the Internal Revenue Code of 1986, as amended (the "Code"). In the case of a total withdrawal, we will pay the contract value as of the date of receipt of the request at our Annuity Service Office, minus the annual $30 administration fee (if applicable), any unpaid loans (including unpaid interest) and any applicable withdrawal charge. The contract then will be canceled. In the case of a partial withdrawal, we will pay the amount requested and cancel accumulation units credited to each investment account equal in value to the amount withdrawn from that investment account plus any applicable withdrawal charge deducted from that investment account.

When making a partial withdrawal, you should specify the investment options from which the withdrawal is to be made. The amount requested from an investment option may not exceed the value of that investment option minus any applicable withdrawal charge. If you do not specify the investment options from which a partial withdrawal is to be taken, a partial withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment options, beginning with the shortest guarantee period and ending with the longest guarantee period. If the partial withdrawal is less than the total value in the variable account investment options, the withdrawal will be taken proportionately from all of your variable account investment options. For rules governing the order and manner of withdrawals from the fixed account investment options, see "FIXED ACCOUNT INVESTMENT OPTIONS".

There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the investment option. If after the withdrawal (and deduction of any withdrawal charge) the amount remaining in the investment option is less than $100, we will treat the partial withdrawal as a withdrawal of the entire amount held in the investment option. If a partial withdrawal plus any applicable withdrawal charge would reduce the contract value to less than $300, we will treat the partial withdrawal as a total withdrawal of the contract value.

The amount of any withdrawal from the variable account investment options will be paid promptly, and in any event within seven calendar days of receipt of the request, complete with all necessary information at our Annuity Service Office. However, we reserve the right to defer the right of withdrawal or postpone payments for any period when:

         - the New York Stock Exchange is closed (other than customary weekend and holiday closings),

         -        trading on the New York Stock Exchange is restricted,

         - an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or

         - the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.


TELEPHONE REDEMPTIONS. You may request the option to withdraw a portion of your contract value by telephone by completing a separate authorization form. We reserve the right to impose maximum withdrawal amounts and procedural requirements regarding this privilege. For additional information on Telephone Redemptions see "Telephone Transactions" above.



Withdrawals from the contract may be subject to income tax and a 10% IRS penalty tax (see "FEDERAL TAX MATTERS"). Withdrawals are permitted from contracts issued in connection with Section 403(b) qualified plans only under limited circumstances (see "APPENDIX D - QUALIFIED PLAN TYPES").


SPECIAL WITHDRAWAL SERVICES - THE INCOME PLAN

Systematic "Income Plan" withdrawals are available.


We administer an Income Plan ("IP") which permits you to pre-authorize a periodic exercise of the contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified investment options on a periodic basis. The total of IP withdrawals in a contract year is limited to not more than 10% of the purchase payments made (to ensure that no withdrawal or market value charge will ever apply to an IP withdrawal). If additional withdrawals, outside the IP program are taken from a contract in the same contract year in which an IP program is in effect, IP withdrawals taken after the free withdrawal amount has been exceeded are subject to a withdrawal charge. The IP is not available to contracts participating in the dollar cost averaging program or for which purchase payments are being automatically deducted from a bank account on a periodic basis. IP withdrawals will be withdrawn without market value charges. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% IRS penalty tax. If you are interested in an IP, you may obtain a separate authorization form and full information concerning the program and its restrictions from your financial consultant or our Annuity Service Office. The IP program is offered without charge.



Death Benefit During Accumulation Period


If you die during the accumulation period, your beneficiary will receive a death benefit that might exceed your contract value.


IN GENERAL. The following discussion applies principally to contracts that are not issued in connection with qualified plans, i.e., "non-qualified contracts." Tax law requirements applicable to qualified plans, including IRAs, and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, if your contract is to be used in connection with a qualified plan, you should seek competent legal and tax advice regarding the suitability of the contract for the situation involved and the requirements governing the distribution of benefits, including death benefits, from a contract used in the plan. In particular, if you intend to use the contract in connection with a qualified plan, including an IRA, you and your advisor should consider that there is some uncertainty as to the income tax effects of the death benefit on qualified plans, including IRAs. (See "FEDERAL TAX MATTERS" and Appendix D "Qualified Plan Types").



See Appendix C for information on the death benefit provisions under Ven 9 contracts.


AMOUNT OF DEATH BENEFIT. If any contract owner dies and the oldest owner had an attained age of less than 81 years on the date as of which the contract was issued, the death benefit will be determined as follows.

During the first contract year, the death benefit will be the greater of:

         -        the contract value, or

         - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

During any subsequent contract year, the death benefit will be the greater of:

         -        the contract value, or

         - the death benefit on the last day of the previous contract year, plus any purchase payments made and less any amounts deducted in connection with partial withdrawals since then.

If any contract owner dies after attaining 81 years of age, the death benefit will be the greater of:

         -        the contract value, or

         - the death benefit on the last day of the contract year ending just prior to the contract owner's 81st birthday, plus any purchase payments made, less amounts deducted in connection with partial withdrawals since then.

If any contract owner dies and the oldest owner had an attained age of 81 years or greater on the date as of which the contract was issued, the death benefit will be the greater of:

         -        the contract value, or

         - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

PAYMENT OF DEATH BENEFIT. The determination of the death benefit will be made on the date we receive written notice and "proof of death" as well as all required claims forms, at our Annuity Service Office. No one is entitled to the death benefit until this time. Death benefits will be paid within 7 days of that determination. Proof of death occurs when we receive one of the following at our Annuity Service Office within one year of the date of death:

         -        a certified copy of a death certificate;

         - a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

         -        any other proof satisfactory to us.

If there are any unpaid loans, the death benefit equals the death benefit, as described above, minus the amount of unpaid loans (including unpaid interest).

We will pay the death benefit to the beneficiary if any contract owner dies during the accumulation period. If there is a surviving contract owner, that contract owner will be deemed to be the beneficiary. No death benefit is payable on the death of any annuitant (who is not an owner), except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. On the death of the last surviving annuitant, the contract owner, if a natural person, will become the annuitant unless the contract owner designates another person as the annuitant.

The death benefit may be taken in the form of a lump sum immediately. If not taken immediately, the contract will continue subject to the following:

         -        The beneficiary will become the contract owner.

         - Any excess of the death benefit over the contract value will be allocated to the owner's investment accounts in proportion to their relative values on the date the death benefit is determined.

         -        No additional purchase payments may be made.

         - If the beneficiary is not the deceased's owner spouse, distribution of the contract owner's entire interest in the contract must be made within five years of the owner's death, or alternatively, distribution may be made as an annuity, under one of the annuity options described below under "Annuity Options," which begins within one year of the owner's death and is payable over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary. Upon the death of the beneficiary, the death benefit will equal the contract value and must be distributed immediately in a single sum.

         - If the deceased owner's spouse is the beneficiary, the surviving spouse continues the contract as the new owner. In such a case, the distribution rules applicable when a contract owner dies will apply when the spouse, as the owner, dies. In addition, we will pay a death benefit upon the death of the spouse. For purposes of calculating the death benefit payable upon the death of the spouse, the death benefit paid upon the first owner's death will be treated as a purchase payment to the contract (excluding any optional benefits). In addition, the death benefit on the last day of the previous contract year (or the last day of the contract year ending just prior to the owner's 81st birthday, if applicable) shall be set to zero as of the date of the first owners death.

         - Alternatively, if the contract is not a qualified contract and if the beneficiary is not the deceased owner's spouse, distribution of the owner's entire interest in the contract may be made as a series of withdrawals over the beneficiary's life expectancy. If this form of distribution is selected, the beneficiary may not reduce or stop the withdrawals but may in any year withdraw more than the required amount for that year. If life expectancy withdrawals have been selected and the initial beneficiary dies while value remains in the contract, a successor beneficiary may either take a lump sum distribution of the remaining balance or continue periodic withdrawals according to the original schedule based on the initial beneficiary's life expectancy.

                  Please see Optional Benefits for a discussion of benefits available to spousal beneficiaries under each optional rider.

A substitution or addition of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change and treating such value as a purchase payment made on that date for purposes of computing the amount of the death benefit. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the change will not be considered in the determination of the death benefit. Furthermore, the death benefit on the last day of the previous contract year will be set at zero as of the date of the change. No such change in death benefit will be made if the person whose death will cause the death benefit to be paid is the same after the change in ownership or if ownership is transferred to the owner's spouse.

Death benefits will be paid within seven days of the date the amount of the death benefit is determined, as described above, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "WITHDRAWALS").

In designating beneficiaries the contract owner may impose restrictions on the timing and manner of payment of death benefits. The description of death benefits in this prospectus does not reflect any of the restrictions that could be imposed, and it should be understood as describing what will happen if the contract owner chooses not to restrict death benefits under the contract. If the contract owner imposes restrictions, those restrictions will govern the payment of the death benefit.

PAY-OUT PERIOD PROVISIONS

GENERAL

You have a choice of several different ways of receiving annuity benefit payments from us.

The proceeds of the contract payable on death, withdrawal or the contract maturity date may be applied to the annuity options described below, subject to the distribution of death benefits provisions (see "DEATH BENEFIT DURING ACCUMULATION PERIOD").

Generally, we will begin paying annuity benefits to the annuitant under the contract on the contract's maturity date (the first day of the pay-out period). The maturity date is the date specified on your contract's specifications page, unless you change that date. If no date is specified, the maturity date is the first day of the month following the later of the 85th birthday of the oldest annuitant or the tenth contract anniversary. You may specify a different maturity date at any time by written request at least one month before both the previously specified and the new maturity date. The new maturity date may not be later than the previously specified maturity date unless we consent. Maturity dates which occur when the annuitant is at an advanced age, e.g., past age 85, may have adverse income tax consequences (see

"FEDERAL TAX MATTERS"). Distributions from qualified contracts may be required before the maturity date.

You may select the frequency of annuity benefit payments. However, if the contract value at the maturity date is such that a monthly payment would be less than $20, we may pay the contract value, minus any unpaid loans, in one lump sum to the annuitant on the maturity date.

ANNUITY OPTIONS

Annuity benefit payments are available under the contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the contract, and at any time during the accumulation period, you may select one or more of the annuity options described below on a fixed and/or variable basis or choose an alternate form of payment acceptable to us. If an annuity option is not selected, we will provide as a default option a life annuity with payments guaranteed for 10 years as described below. Annuity benefit payments will be determined based on the Investment Account Value of each investment option at the maturity date. Internal Revenue Service ("IRS") regulations may preclude the availability of certain annuity options in connection with certain qualified contracts, including contracts used in connection with IRAs.

Please read the description of each annuity option carefully. In general, a non-refund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due. Annuities with payments guaranteed for a certain number of years may also be elected but the amount of each payment will be lower than that available under the non-refund life annuity option.

The following annuity options are guaranteed to be offered in the contract.

         OPTION 1(a): NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetime of the annuitant. No payments are due after the death of the annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due.

         OPTION 1(b): LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for 10 years, annuity benefit payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

         OPTION 2(a): JOINT & SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetimes of the annuitant and a designated co-annuitant. No payments are due after the death of the last survivor of the annuitant and co-annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

         OPTION 2(b): JOINT & SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the annuitant and a designated co-annuitant. Because payments are guaranteed for 10 years, annuity benefit payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the tenth year.

In addition to the foregoing annuity options which we are contractually obligated to offer at all times, we currently offer the following annuity options. We may cease offering the following annuity options at any time and may offer other annuity options in the future.

         OPTION 3: LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 15 OR 20 YEARS - An annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for the specific number of years, annuity benefit payments will be made to the end of the last year of the 5, 15 or 20 year period.

         OPTION 4: JOINT & TWO-THIRDS SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with full payments during the joint lifetime of the annuitant and a designated co-annuitant and two-thirds payments during the lifetime of the survivor. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

         OPTION 5: PERIOD CERTAIN ONLY ANNUITY FOR 10, 15 OR 20 YEARS - An annuity with payments for a 10, 15 or 20 year period and no payments thereafter.

FULL SURRENDERS DURING THE PAY-OUT PERIOD. You may surrender your Contract, after the pay-out period has begun, only if you have selected variable pay-out Option 5: Period Certain Only Annuity for 10, 15, or 20 years. Under this option, we will pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

If you elect to take the entire Commuted Value of the remaining annuity benefit payments due in the Period Certain, no future annuity benefit payments will be made.

PARTIAL SURRENDERS DURING THE PAY-OUT PERIOD. Partial Surrenders are permitted after the pay-out period has begun, only if you have selected variable pay-out Option 5: Period Certain Only Annuity for 10, 15, or 20 years. You make take partial surrenders of amounts equal to the Commuted Value of the payments that we would have made during the Period Certain. We will deduct any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

If you elect to take only the Commuted Value of some of the remaining annuity benefit payments due in the Period Certain, we will reduce the remaining annuity benefit payments during the remaining period certain.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

The first variable annuity payment is determined by applying that amount of the contract value used to purchase a variable annuity to the annuity tables contained in the contract. The amount of the contract value will be determined as of a date not more than ten business days prior to the maturity date. Contract value used to determine annuity benefit payments will be reduced by any applicable premium taxes.

The rates contained in the annuity tables vary with the annuitant's sex and age and the annuity option selected. However, for contracts issued in connection with certain employer-sponsored retirement plans sex-distinct tables may not be used. Under such tables, the longer the life expectancy of the annuitant under any life annuity option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly variable annuity payment will be.

ANNUITY UNITS AND THE DETERMINATION OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS

Variable annuity benefit payments after the first one will be based on the investment performance of the sub-accounts selected during the pay-out period. The amount of a subsequent payment is determined by dividing the amount of the first annuity payment from each sub-account by the annuity unit value of that sub-account (as of the same date the contract value to effect the annuity was determined) to establish the number of annuity units which will thereafter be used to determine payments. This number of annuity units for each sub-account is then multiplied by the appropriate annuity unit value as of a uniformly applied date not more than ten business days before the annuity payment is due, and the resulting amounts for each sub-account are then totaled to arrive at the amount of the annuity benefit payment to be made. The number of annuity units generally remains constant throughout the pay-out period. A pro-rata portion of the administration fee will be deducted from each annuity payment.

The value of an annuity unit for each sub-account for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for that sub-account (see "NET INVESTMENT FACTOR") for the valuation period for which the annuity unit value is being calculated and by a factor to neutralize the assumed interest rate.

A 3% assumed interest rate is built into the annuity tables in the contract used to determine the first variable annuity payment.

The smallest annual rate of investment return which is required to be earned on the assets of the Separate Account so that the dollar amount of variable annuity benefit payments will not decrease is 4.46%.

See Appendix D for information on assumed interest rate for Ven 9 contracts.

TRANSFERS DURING PAY-OUT PERIOD

Some transfers are permitted during the pay-out period, but subject to a few more limitations than during the accumulation period.

Once variable annuity benefit payments have begun, you may transfer all or part of the investment upon which those payments are based from one sub-account to another. You must submit your transfer request to our Annuity Service Office at least 30 days before the due date of the first annuity payment to which your transfer will apply. Transfers will be made by converting the number of annuity units being transferred to the number of annuity units of the sub-account to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity benefit payments will reflect changes in the value of the annuity units for the new sub-account selected. We reserve the right to limit, upon notice, the maximum number of transfers a contract owner may make per contract year to four. Once annuity benefit payments have commenced, no transfers may be made from a fixed annuity option to a variable annuity option or from a variable annuity option to a fixed annuity option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of the portfolios. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

DEATH BENEFIT DURING PAY-OUT PERIOD

If an annuity option providing for payments for a guaranteed period has been selected, and the annuitant dies during the pay-out period, we will make the remaining guaranteed payments to the beneficiary. Any remaining payments will be made at least as rapidly as under the method of distribution being used as of the date of the annuitant's death. If no beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the annuitant and the beneficiary.

OTHER CONTRACT PROVISIONS

You have a ten-day  right to cancel your contract.

RIGHT TO REVIEW CONTRACT

You may cancel the contract by returning it to our Annuity Service Office or to your registered representative at any time within 10 days after receiving it. Within 7 days of receiving a returned contract, we will pay you the contract value (minus any unpaid loans) computed at the end of the business day on which we receive your returned contract. When the contract is issued as an individual retirement annuity under Sections 408 or 408A of the Code, during the first 7 days of the 10 day period, we will return the purchase payments if this is greater than the amount otherwise payable.

If the contract is purchased in connection with a replacement of an existing annuity contract (as described below), you may also cancel the contract by returning it to our Annuity Service Office or your registered representative at any time within 60 days after receiving the contract. Within 10 days of receiving a returned contract, we will pay you the contract value (minus any unpaid loans) computed at the end of the business day on which we receive your returned contract. In the case of a replacement of a contract issued by a New York insurance company, you may have the right to reinstate the prior contract. You should consult with your registered representative or attorney regarding this matter prior to purchasing the new contract.

Replacement of an existing annuity contract generally is defined as the purchase of a new annuity contract in connection with (a) the lapse, partial or full surrender or change of, or borrowing from, an existing annuity or life insurance contract or (b) the assignment to a new issuer of an existing annuity contract. This description, however, does not necessarily cover all situations which could be considered a replacement of an existing annuity contract. Therefore, you should consult with your registered representative or attorney regarding whether the purchase of a new annuity contract is a replacement of an existing annuity or life insurance contract.

CONTRACTS WITH OPTIONAL PAYMENT ENHANCEMENT. See "Payment Enhancement" below for information regarding our recovery of the payment enhancement if you exercise your right to return the contract during the right to review period.

OWNERSHIP

You are entitled to exercise all rights under your contract.

The contract owner is the person entitled to exercise all rights under the contract. Prior to the maturity date, the contract owner is the person designated in the contract specifications page or as subsequently named. On and after the maturity date, the contract owner is the annuitant. If amounts become payable to any beneficiary under the contract, the beneficiary is the contract owner.

In the case of non-qualified contracts, ownership of the contract may be changed or the contract may be collaterally assigned at any time prior to the maturity date, subject to the rights of any irrevocable beneficiary. Changing the ownership of a contract may be treated as a (potentially taxable) distribution from the contract value for federal tax purposes. A collateral assignment will be treated as a distribution from the contract and will be tax reported as such. A change of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change and treating that value as a purchase payment made on that date for purposes of computing the amount of the death benefit.

Any change of ownership or assignment must be made in writing. We must approve any change. Any assignment and any change, if approved, will be effective as of the date we receive the request at our Annuity Service Office. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment will revoke the interest of any revocable beneficiary.

In the case of qualified contracts, ownership of the contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under Section 401 of the Code or as otherwise permitted by applicable IRS regulations. Subject to the foregoing, a qualified contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than us.

ANNUITANT

The "annuitant" is either you or someone you designate.

The annuitant is any natural person or persons whose life is used to determine the duration of annuity benefit payments involving life contingencies. The annuitant is entitled to receive all annuity benefit payments under the contract. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "CO-ANNUITANT." The annuitant is as specified in the application, unless changed. The annuitant becomes the owner of the contract on the Maturity Date. Any change of annuitant must be made in writing in a form acceptable to us. We must approve any change.

On the death of the annuitant prior to the maturity date, the co-annuitant, if living, becomes the annuitant. If there is no living co-annuitant, the owner becomes the annuitant. In the case of certain qualified contracts, there are limitations on the ability to designate and change the annuitant and the co-annuitant.

If any annuitant is changed and any contract owner is not a natural person, the entire interest in the contract must be distributed to the contract owner within five years.

CHANGE OF MATURITY DATE

During the accumulation period, you may change the Maturity Date by written request at least one month before both the previously specified Maturity Date and the new Maturity Date. After the election, the new Maturity Date will become the Maturity Date. The maximum Maturity Date will be the date the oldest annuitant attains age 90. Any extension of the Maturity Date will be allowed only with our prior approval.

BENEFICIARY

The "beneficiary" is the person you designate to receive the death benefit if you die.

The beneficiary is the person, persons or entity designated in the contract specifications page (or as subsequently changed). However, if there is a surviving contract owner, that person will be treated as the beneficiary. The beneficiary may be changed subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by us, and (if approved) will be effective as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. If no beneficiary is living, the contingent beneficiary will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. If no beneficiary or contingent beneficiary is living, the beneficiary is the estate of the deceased contract owner. In the case of certain qualified contracts, IRS regulations may limit designations of beneficiaries.


See Appendix C for information with respect to the beneficiary under Ven 9 contracts.


MODIFICATION

We may not modify your contract without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency. The provisions of the contract shall be interpreted so as to comply with the requirements of Section 72(s) of the Code.

OUR APPROVAL

We reserve the right to accept or reject any contract application at our sole discretion.

MISSTATEMENT AND PROOF OF AGE, SEX OR SURVIVAL

We may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the annuitant has been misstated, the benefits will be those that would have been provided for the annuitant's correct age and sex. If we have made incorrect annuity benefit payments, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity benefit payments.

FIXED ACCOUNT INVESTMENT OPTIONS

The fixed account investment options are not securities.

SECURITIES REGISTRATION. Interests in the fixed account investment options are not registered under the Securities Act of 1933 (the "1933 Act") and our general account is not registered as an investment company under the 1940 Act. Neither interests in the fixed account investment options nor the general account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Disclosures relating to interests in the fixed account investment options and the general account nonetheless may be required by the federal securities laws to be accurate.

Fixed account investment options guarantee interest of at least 3% .

INVESTMENT OPTIONS. Currently, there are five fixed account investment options under the contract: one, three, five and seven year investment accounts and a DCA fixed investment account which may be established under the DCA program to make automatic transfers from the DCA fixed account to one or more variable investment option (see "SPECIAL TRANSFER SERVICES - DOLLAR COST AVERAGING").


We may offer additional fixed investment account options for any yearly period from two to ten years. Fixed investment accounts provide for the accumulation of interest on purchase payments at guaranteed rates for the duration of the guarantee period. We determine the guaranteed interest rates on new amounts allocated or transferred to a fixed investment account from time to time, according to market conditions. In no event will the guaranteed rate of interest be less than 3%. Once an interest rate is guaranteed for a fixed investment account, it is guaranteed for the duration of the guarantee period and we may not change it. See Appendix C for information on the fixed account investment options and minimum interest rate under Ven 9 contracts.


Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.

INVESTMENT ACCOUNTS. You may allocate purchase payments, or make transfers from the variable investment options, to the fixed account investment options at any time prior to the maturity date. We establish a distinct investment account each time you allocate or transfer amounts to a fixed account investment option, except that amounts allocated or transferred to the same fixed account investment option on the same day will establish a single investment account. Amounts may not be allocated to a fixed account investment option that would extend the guarantee period beyond the maturity date.

Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.

RENEWALS. At the end of a guarantee period, you may establish a new investment account with the same guarantee period at the then current interest rate, select a different fixed account investment option or transfer the amounts to a variable account investment option, all without the imposition of any charge. You may not select a guarantee period that would extend beyond the maturity date. In the case of renewals within one year of the maturity date, the only fixed account investment option available is to have interest accrued up to the maturity date at the then current interest rate for one-year guarantee periods.

         If you do not specify a renewal option, we will select the same guarantee period as has just expired, so long as such period does not extend beyond the maturity date. If a renewal would extend beyond the maturity date, we will select the longest period that will not extend beyond such date, except in the case of a renewal within one year of maturity date in which case we will credit interest up to the maturity date at the then current interest rate for one year guarantee periods.

MARKET VALUE CHARGE. Any amount withdrawn, transferred or borrowed from an investment account prior to the end of the guarantee period may be subject to a market value charge. A market value charge is assessed only when current interest rates are higher than the guaranteed interest rate on the account. The purpose of the charge is to compensate us for our investment losses on amounts withdrawn, transferred or borrowed prior to the maturity date. The formula for calculating this charge is set forth below. A market value charge will be calculated separately for each investment account affected by a transaction to which a market value charge may apply. The market value charge for an investment account will be calculated by multiplying the amount withdrawn or transferred from the investment account by the adjustment factor described below.

The adjustment factor is determined by the following formula: 0.75x(B-A)xC/12 where:

         A - The guaranteed interest rate on the investment account.

         B - The guaranteed interest rate available, on the date the request is processed, for amounts allocated to a new investment account with the same length of guarantee period as the investment account from which the amounts are being withdrawn.

         C - The number of complete months remaining to the end of the guarantee period.

For purposes of applying this calculation, the maximum difference between "B" and "A" will be 3%. The adjustment factor may never be less than zero.

The total market value charge will be the sum of the market value charges for each investment account being withdrawn. Where the guaranteed rate available on the date of the request is less than the rate guaranteed on the investment account from which the amounts are being withdrawn (B-A in the adjustment factor is negative), there is no market value charge. There is only a market value charge when interest rates have increased (B-A in the adjustment factor is positive).

We do not impose a market value charge on withdrawals from the fixed account investment options in the following situations:

         -        death of the contract owner;

         -        amounts withdrawn to pay fees or charges;

         - amounts withdrawn from investment accounts within one month prior to the end of the guarantee period;

         -        amounts withdrawn from a one-year fixed investment account;
                  and

         - amounts withdrawn in any contract year that do not exceed 10% of (i) total purchase payments less (ii) any prior partial withdrawals in that year.

Notwithstanding application of the foregoing formula, in no event will the market value charge:

         - be greater than the amount by which the earnings attributable to the amount withdrawn or transferred from an investment account exceed an annual rate of 3%,

         - together with any withdrawal charges for an investment account be greater than 10% of the amount transferred or withdrawn, or

         - reduce the amount payable on withdrawal or transfer below the amount required under the non-forfeiture laws of the state with jurisdiction over the contract.

The cumulative effect of the market value and withdrawal charges could, however, result in a contract owner receiving total withdrawal proceeds of less than the contract owner's purchase payments.


See Appendix C for information on the market value charge provisions under Ven 9 contracts.


Withdrawals and some transfers from fixed account investment options are permitted during the accumulation period.

TRANSFERS. During the accumulation period, you may transfer amounts among the fixed account investment options and from the fixed account investment options to the variable account investment options; provided that no transfer from a fixed account option may be made unless the amount to be transferred has been held in such account for at least one year, except for transfers made pursuant to the DCA program. Consequently, except as noted above, amounts in one year investment accounts effectively may not be transferred prior to the end of the guarantee period. Amounts in any other investment accounts may be transferred, after the one year holding period has been satisfied, but the market value charge described above may apply to such a transfer. The market value charge, if applicable, will be deducted from the amount transferred.

You must specify the fixed account investment option from or to which you desire to make a transfer. Where there are multiple investment accounts within the fixed account investment option, amounts must be withdrawn from the fixed account investment options on a first-in-first-out basis.

Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.

WITHDRAWALS. You may make total and partial withdrawals of amounts held in the fixed account investment options at any time prior to the death of the contract owner. Withdrawals from fixed account investment options will be made in the same manner and be subject to the same limitations as set forth under "WITHDRAWALS" plus the following provisions also apply to withdrawals from the fixed account investment options:

         - We reserve the right to defer payment of amounts withdrawn from fixed account investment options for up to six months from the date we receive the written withdrawal request. If a withdrawal is deferred for more than 10 days pursuant to this right, we will pay interest on the amount deferred at a rate not less than 3% per year.

         - If there are multiple investment accounts under a fixed account investment option, amounts must be withdrawn from those accounts on a first-in-first-out basis.

         - The market value charge described above may apply to withdrawals from any investment option except for a one year investment option. If a market value charge applies to a withdrawal from a fixed investment account, it will be calculated with respect to the full amount in the investment account and deducted from the amount payable in the case of a total withdrawal. In the case of a partial withdrawal, the market value charge will be calculated on the amount requested and deducted, if applicable, from the remaining investment account value.

If you request a partial withdrawal from a contract in excess of the amounts in the variable account investment options and do not specify the fixed account investment options from which the withdrawal is to be made, such withdrawal will be made from the investment options beginning with the shortest guarantee period. Within such sequence, where there are multiple investment accounts within a fixed account investment option, withdrawals will be made on a first-in-first-out basis.


Withdrawals from the contract may be subject to income tax and a 10% penalty tax (see "FEDERAL TAX MATTERS"). Withdrawals are permitted from contracts issued in connection with Section 403(b) qualified plans only under limited circumstances (see "APPENDIX D - QUALIFIED PLAN TYPES").


LOANS. We offer a loan privilege only to owners of contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If you own such a contract, you may borrow from us, using your contract as the only security for the loan, in the same manner and subject to the same limitations as described under "LOANS" (see "FEDERAL TAX MATTERS - Qualified Retirement Plan - Loans"). The market value charge described above may apply to amounts transferred from the fixed investment accounts to the loan account in connection with such loans and, if applicable, will be deducted from the amount so transferred.

FIXED ANNUITY OPTIONS. Subject to the distribution of death benefits provisions (see "DEATH BENEFIT DURING ACCUMULATION PERIOD" above), on death, withdrawal or the maturity date of the contract, the proceeds may be applied to a fixed annuity option (see "ANNUITY OPTIONS" above).

The amount of each fixed annuity payment is determined by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the fixed annuity to the appropriate table in the contract. If the table we are then using is more favorable to you, we will substitute that table. If you choose an annuity option that is not guaranteed in the contract, we will use the appropriate table that we are currently offering. We guarantee the dollar amount of fixed annuity benefit payments.

OPTIONAL BENEFITS

PAYMENT ENHANCEMENT

New contracts may be issued with an Optional Payment Enhancement if the contract owner elects this feature.

Contracts issued on or after January 1, 2001 may be issued with a Payment Enhancement if the contract owner elects this feature. The Payment Enhancement may only be elected at issue and once elected is irrevocable. GRIP II may not be elected if the Payment Enhancement is elected. GRIP may not be elected on contracts issued on or after December 30, 2002 if the Payment Enhancement is elected. The minimum initial purchase payment required to elect the Payment Enhancement is $10,000. An additional fee is imposed for the Payment Enhancement and contracts with this feature will be subject to a higher withdrawal charge for a longer period of time.

If you elect the Payment Enhancement, we will add a payment enhancement to your contract when you make a purchase payment. The payment enhancement is equal to 4% of the purchase payment and is allocated among investment options in the same proportion as your purchase payment. The payment enhancement is funded from our general account.

Purchase Payments Which Are Not Eligible for a Payment Enhancement. If the owner's spouse is the beneficiary, the spouse continues the contract as the new owner and a death benefit is paid upon the death of the spouse. For purposes of calculating this death benefit, the death benefit paid upon the first owner's death will be treated as a purchase payment to the contract. Such purchase payment will not be eligible for a payment enhancement.

Right to Review Contract. If you exercise your right to return your contract during the "ten day right to review period," we will reduce the amount returned to you by the amount of any payment enhancement applied to your initial purchase payment. Therefore, you bear the risk that if the market value of the payment enhancement has declined, we will still recover the full amount of the payment enhancement. However, earnings attributable to the payment enhancement will not be deducted from the amount paid to you. When the contract is issued as an individual retirement annuity under Sections 408 or 408A of the Code, during the first 7 days of the 10 day period, we will return the purchase payments if this is greater then the amount otherwise payable.

Tax Considerations. Payment enhancements are not considered to be "investment in the contract" for income tax purposes (see "FEDERAL TAX MATTERS").

Matters to Consider Prior to Electing the Payment Enhancement. There may be circumstances where you may be worse off for having purchased a contract with a payment enhancement as opposed to a contract without a payment enhancement. For example, the higher charges assessed for a contract with a payment enhancement may over time exceed the amount of the payment enhancement and any earnings thereon. We issue one other variable annuity which has no payment enhancement. In addition, the contract described in this prospectus may be purchased without a payment enhancement. Contracts with no payment enhancements have withdrawal charges and asset based charges that may for certain contracts be lower than the charges for this contract. You and your financial consultant should decide if you may be better off with one of our other variable annuities. In making this determination, you and your financial consultant should consider the following factors:

         -        The length of time that you plan to own your contract

         -        The frequency, amount and timing of any partial earnings

         -        The amount of your purchase payments

Choosing the Payment Enhancement is generally advantageous except in the following situation: if you intend to make a single purchase payment to your contract or a high initial purchase payment relative to renewal purchase payments and you intend to hold your contract for more than 11 years.

We expect to make a profit from the contracts. The charges used to recoup the expense of paying the payment enhancement include the withdrawal charge and the asset based charges. (see "CHARGES AND DEDUCTIONS")

If you are considering purchasing a contract in connection with certain qualified plans, then special considerations regarding the payment enhancement may apply. Corporate and self-employed pension and profit sharing plans, as well as tax-sheltered annuity plans, are subject to nondiscrimination rules. The nondiscrimination rules generally require that benefits, rights, or features of the plan not discriminate in favor of highly compensated employees. In evaluating whether the contract is suitable for purchase in connection with such a qualified plan, you should consider the effect of the payment enhancement on the plan's compliance with the applicable nondiscrimination requirements. Violation of these nondiscrimination rules can cause loss of the plan's tax favored status under the Code. Employers intending to use the contract in connection with such plans should seek competent advice. (See Appendix D - "QUALIFIED PLAN TYPES").


ADDITIONAL CHARGES FOR THE PAYMENT ENHANCEMENT. If the Payment Enhancement is elected, the separate account annual expenses are increased by 0.35% to 1.75%. The guaranteed interest rate on fixed accounts is reduced by 0.35%. In addition, each purchase payment will be subject to a higher withdrawal charge for a longer period of time. The maximum withdrawal charge if the Payment Enhancement is elected is 8% (as opposed to 6% with no payment enhancement) and the withdrawal charge period is 8 years if the Payment Enhancement is elected (as opposed to 7 years with no payment enhancement). See "SUMMARY - CHARGES AND DEDUCTIONS."

GUARANTEED RETIREMENT INCOME PROGRAMS

Contracts purchased on or after December 2, 2002 may be issued with a Guaranteed Retirement Income Program, GRIP II, if you elect this optional rider. (For contracts purchased prior to July 21, 2003, another Guaranteed Income Program was also available, GRIP. GRIP is described in Appendix E.)

If GRIP II is elected the fixed accounts are not available as investment options. Election of GRIP II may only be made at issue, is irrevocable, and GRIP II may only be terminated as described below. GRIP II may not be elected if the Payment Enhancement is elected.

GRIP II guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity benefit payments. The amount of these payments is determined by applying the Income Base to the monthly income factors in the GRIP II rider. As described below, the Income Base is calculated as the greater of purchase payments accumulated at a fixed growth factor or the maximum contract anniversary value prior to the oldest annuitant's age 81, reduced proportionately for partial withdrawals. Because the annuity options provided for in the contract are based on the contract value and current annuity purchase rates at the time of annuitization, the amount of the monthly annuity benefit payments under such options may exceed the monthly annuity benefit payments provided by GRIP II. If GRIP II is exercised and the monthly annuity benefit payments available under the contract are greater than the monthly annuity benefit payments provided by GRIP II, we will pay the monthly annuity benefit payments available under the contract. For GRIP II, we impose an annual fee of 0.45% of the Income Base. The fee is deducted from the contract value on each contract anniversary.

GRIP II INCOME BASE. The Income Base upon which the amount of GRIP II annuity benefit payments is based is the greater of (i) the Growth Factor Income Base or
(ii) the Step-Up Income Base.

Growth Factor Income Base. The Growth Factor Income Base is equal to (a) less
(b), where:

         (a) is the sum of all purchase payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the contract, and

         (b) is the sum of Income Base reductions (defined below) in connection with partial withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.

The growth factor is 6% per annum if the oldest annuitant is 75 or younger at issue, and 4% per annum if the oldest annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest annuitant has attained age 85.

Step-Up Income Base. The Step-Up Income Base is equal to the greatest anniversary value after the effective date of GRIP II and prior to the oldest annuitant's attained age 81. The anniversary value is equal to the contract value on the last day of the contract year, plus subsequent purchase payments, less any Income Base reductions (defined below) in connection with partial withdrawals since the last day of the contract year.

In determining the Income Base:

         - An Income Base reduction is on a pro rata basis and is equal to (i) times (ii) where: (i) is equal to the Income Base immediately prior to a partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.

         - The Income Base is reduced for any withdrawal charge remaining on the date of exercise of GRIP II.

         - We reserve the right to reduce the Income Base by any premium taxes that may apply.

THE INCOME BASE IS USED SOLELY FOR PURPOSES OF CALCULATING THE GRIP II MONTHLY ANNUITY BENEFIT PAYMENTS AND DOES NOT PROVIDE A CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION.

EXERCISE OF GRIP II. Conditions of Exercise. GRIP II may be exercised subject to the following conditions:

         1. GRIP II may not be exercised until the 10th contract anniversary and then must be exercised within 30 days immediately following the 10th contract anniversary or a subsequent contract anniversary, and

         2. GRIP II must be exercised by the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the 10th contract anniversary, if later.

Monthly Income Factors. The Income Base may be applied to monthly income factors to purchase a guaranteed lifetime income under the following annuity options:

         OPTION 1: LIFE ANNUITY WITH A 10-YEAR PERIOD CERTAIN - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Since payments are guaranteed for 10 years, annuity benefit payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

         OPTION 2: JOINT AND SURVIVOR LIFE ANNUITY WITH A 20-YEAR PERIOD CERTAIN
         - An annuity with payments guaranteed for 20 years and continuing thereafter during the joint lifetime of the annuitant and a designated co-annuitant. Since payments are guaranteed for 20 years, annuity benefit payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the twentieth year.

The monthly income factors depend upon the sex and age (nearest birthday) of the annuitant (and co-annuitant, if any) and the annuity option selected. The factors are based on the 1983 Individual Annuity Mortality Table A projected at Scale G and reflect an assumed interest rate of 2.5% per annum. Unisex rates are used when determining the monthly income factor for employer sponsored qualified contracts. The annuitant may only be changed to an individual that is the same age or younger than the oldest current annuitant. A change of annuitant will not affect the Income Base calculation.


The use of GRIP II is limited in connection with its use under qualified plans, including an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if GRIP II is not exercised under a qualified plan while you are alive, you or your beneficiary may be unable to exercise the benefit under GRIP II.



Hence, you should consider that since (a) GRIP II may not be exercised until the 10th contract anniversary after its election and (b) the election of GRIP II is irrevocable, there can be circumstances under a qualified plan in which a GRIP II fee (discussed further below) will be imposed, even though GRIP II may not be exercised because of the restrictions imposed by the minimum distribution requirements. Please consult your advisor.



In addition, the presence of an optional benefit, such as GRIP II, could affect the amount of the required minimum distribution that must be made under your contract.


In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an annuity option so that it does not exceed the life expectancy of the annuitant, or the joint life expectancy of the joint annuitants, depending on the annuity option chosen. Once the guarantee period is shortened upon exercise of GRIP II, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the annuitant or at any other time or due to any other event.

When you exercise GRIP II, actual income will be based on the greater of (i) your GRIP II Income Base at Monthly Income Factors (as stated in the GRIP II rider), or (ii) your contract value at current annuity purchase rates. (The Income Base cannot be applied to current annuitization rates.)



Illustrated below are the income amounts provided by GRIP II, assuming a $100,000 initial purchase payment into a non-qualified contract, with no subsequent payments or withdrawals. "Current" is based on Contract Value applied to current annuity purchase rates. Contract Value is assumed to be as listed below. Current annuitization rates applied to Contract Value reflect an assumed interest rate of 6.65%, which is the average of the Single Premium Immediate Annuity ("SPIA") statutory maximum valuation rates for the period 1994-2003, as required by Illinois guidelines. "Guaranteed" is based on GRIP II Income Base applied to guaranteed annuity purchase rates (as stated in the GRIP II rider). A 6% growth factor is assumed in calculating the Growth Factor Income Base. The Step Up Income Base is assumed to be less than the Growth Factor Income Base.


EXAMPLE 1 - male annuitant age 60 at issue - Option 1: Life Annuity with a 10-Year Period Certain

    CONTRACT                                                   ANNUAL INCOME                ANNUAL
 ANNIVERSARY AT                                                -------------                INCOME
EXERCISE OF GRIP    ACCOUNT VALUE    INCOME BASE        CURRENT          GUARANTEED        PROVIDED
---------------------------------------------------------------------------------------------------
       10             $ 90,000        $179,085         $ 8,575            $12,013           $12,013
---------------------------------------------------------------------------------------------------
       15             $105,000        $239,656         $11,000            $18,406           $18,406
---------------------------------------------------------------------------------------------------
       20             $120,000        $320,714         $13,738            $27,979           $27,979

EXAMPLE 2 - male and female co-annuitants, both age 60 at issue - Option 2:
Joint and Survivor Life Annuity with a 20-Year Period Certain


    CONTRACT                                                   ANNUAL INCOME                ANNUAL
 ANNIVERSARY AT                                                -------------                INCOME
EXERCISE OF GRIP    ACCOUNT VALUE    INCOME BASE        CURRENT          GUARANTEED        PROVIDED
---------------------------------------------------------------------------------------------------
         10            $ 90,000        $179,085         $ 7,009            $ 9,284          $ 9,284
---------------------------------------------------------------------------------------------------
         15            $105,000        $239,656         $ 8,618            $13,574          $13,574
---------------------------------------------------------------------------------------------------
         20            $120,000        $320,714         $10,195            $19,358          $19,358

TERMINATION OF GRIP II. GRIP II will terminate upon the earliest to occur of:

         - the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the tenth contract anniversary, if later;

         -        the termination of the contract for any reason; or

         -        the exercise of GRIP II.

THE ELECTION OF GRIP II ON A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.

GRIP II FEE. The risk assumed by us associated with GRIP II is that annuity benefits payable under GRIP II are greater than annuity benefits that would have been payable if you had selected another annuity benefit permitted by the contract and described in the prospectus under "PAY-OUT PERIOD PROVISIONS." To compensate us for this risk, we charge an annual GRIP II fee (the "GRIP II Fee"). On or before the maturity date, the GRIP II Fee is deducted on each contract anniversary. The amount of the GRIP II Fee is equal to 0.45% multiplied by the Income Base in effect on that contract anniversary. The GRIP II Fee is withdrawn from each investment option in the same proportion that the value of the investment account of each investment option bears to the contract value.

If there is a full withdrawal of contract value on any date other than the contract anniversary, we will deduct a pro-rata portion of the GRIP II Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the GRIP II Fee will be multiplied by the Income Base immediately prior to withdrawal. The

GRIP II Fee will not be deducted during the annuity period. For purposes of determining the GRIP II Fee, the commencement of annuity benefit payments will be treated as a full withdrawal.

                                      * * *

GRIP II does not provide contract value or guarantee performance of any investment option. Because this benefit is based on conservative actuarial factors, the level of lifetime income that it guarantees may often be less than the level that would be provided by application of contract value at current annuity factors. Therefore, GRIP II should be regarded as a safety net. As described above under "Income Base," withdrawals will reduce the GRIP II benefit.

CHARGES AND DEDUCTIONS


Charges and deductions under the contracts are assessed against contract values or annuity benefit payments. Currently, there are no deductions made from purchase payments. In addition, there are deductions from and expenses paid out of the assets of the portfolios that are described in the accompanying portfolio prospectuses.


WITHDRAWAL CHARGES

If you make a withdrawal from your contract during the accumulation period, a withdrawal charge (contingent deferred sales charge) may be assessed against amounts withdrawn attributable to purchase payments that have been in the contract less than seven complete contract years (eight complete years if the Payment Enhancement Rider was selected). There is never a withdrawal charge with respect to earnings accumulated in the contract, certain other amounts available for withdrawal described below or purchase payments that have been in the contract more than seven complete contract years (eight complete years if the Payment Enhancement Rider was selected). In no event may the total withdrawal charges exceed 6% (8% if the Optional Payment Enhancement is elected) of the amount invested. The amount of the withdrawal charge and when it is assessed are discussed below.

Each withdrawal from the contract is allocated first to the amount available without withdrawal charges and second to "UNLIQUIDATED PURCHASE PAYMENTS." In any contract year, the amount available without withdrawal charges for that year is the greater of:

         - 10% of total purchase payments (less all prior withdrawals in that contract year), and

         - the accumulated earnings on the contract (i.e., the excess of the contract value on the date of withdrawal over the unliquidated purchase payments).

The amount withdrawn without withdrawal charges will be applied to a requested withdrawal, first, to withdrawals from variable account investment options and then to withdrawals from fixed account investment options beginning with those with the shortest guarantee period first and the longest guarantee period last.

Withdrawals in excess of the amount available without withdrawal charges may be subject to withdrawal charges. A withdrawal charge will be assessed against purchase payments liquidated that have been in the contract for less than seven years (eight years if the Payment Enhancement Rider was selected). Purchase payments will be liquidated on a first-in first-out basis. On any withdrawal request, we will liquidate purchase payments equal to the amount of the withdrawal request which exceeds the amount available without withdrawal charges in the order such purchase payments were made: the oldest unliquidated purchase payment first, the next purchase payment second, etc. until all purchase payments have been liquidated.

Each purchase payment or portion thereof liquidated in connection with a withdrawal request is subject to a withdrawal charge based on the length of time the purchase payment has been in the contract. The amount of the withdrawal charge is calculated by multiplying the amount of the purchase payment being liquidated by the applicable withdrawal charge percentage obtained from the table below.

                                             WITHDRAWAL CHARGE                   WITHDRAWAL CHARGE
     NUMBER OF COMPLETE YEARS                   PERCENTAGE                          PERCENTAGE
   PURCHASE PAYMENT IN CONTRACT           (NO PAYMENT ENHANCEMENT)           (WITH PAYMENT ENHANCEMENT)
------------------------------------------------------------------------------------------------------
                 0                                   6%                                  8%

                                             WITHDRAWAL CHARGE                   WITHDRAWAL CHARGE
     NUMBER OF COMPLETE YEARS                   PERCENTAGE                          PERCENTAGE
   PURCHASE PAYMENT IN CONTRACT           (NO PAYMENT ENHANCEMENT)           (WITH PAYMENT ENHANCEMENT)
------------------------------------------------------------------------------------------------------
                 1                                   6%                                  8%
------------------------------------------------------------------------------------------------------
                 2                                   5%                                  7%
------------------------------------------------------------------------------------------------------
                 3                                   5%                                  7%
------------------------------------------------------------------------------------------------------
                 4                                   4%                                  5%
------------------------------------------------------------------------------------------------------
                 5                                   3%                                  4%
------------------------------------------------------------------------------------------------------
                 6                                   2%                                  3%
------------------------------------------------------------------------------------------------------
                 7                                   0%                                  1%
------------------------------------------------------------------------------------------------------
                 8+                                  0%                                  0%

The total withdrawal charge will be the sum of the withdrawal charges for the purchase payments being liquidated.

The withdrawal charge is deducted from the contract value remaining after the contract owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. In the case of a partial withdrawal, the amount requested from an investment account may not exceed the value of that investment account minus any applicable withdrawal charge.

There is generally no withdrawal charge on distributions made as a result of the death of the contract owner or, if applicable, the annuitant (see "DEATH BENEFIT DURING ACCUMULATION PERIOD - Amount of Death Benefit"), and no withdrawal charges are imposed on the maturity date if the contract owner annuitizes as provided in the contract.

The amount collected from the withdrawal charge will be used to reimburse us for the compensation we pay to broker-dealers for selling the contracts, preparation of sales literature and other expenses related to sales activity.

For examples of calculation of the withdrawal charge, see Appendix C. Withdrawals from the fixed account investment options may be subject to a market value charge in addition to the withdrawal charge described above (see "FIXED ACCOUNT INVESTMENT OPTIONS").


See Appendix C for information on the withdrawal charge under Ven 9 contracts.


ADMINISTRATION FEES

Except as noted below, we will deduct each year an administration fee of $30 as partial compensation for the cost of providing all administrative services attributable to the contracts and our operations and those of the Variable Account in connection with the contracts. However, if during the accumulation period the contract value is equal to or greater than $100,000 at the time of the fee's assessment, we will waive the fee. (There is no provision for waiver under Ven 9 contracts.) During the accumulation period, this administration fee is deducted on the last day of each contract year. It is withdrawn from each investment option in the same proportion that the value of such investment option bears to the contract value. If the entire contract is withdrawn on other than the last day of any contract year, the $30 administration fee will be deducted from the amount paid. During the annuity period, the fee is deducted on a pro-rata basis from each annuity payment. However, the $30 administration fee will not reduce the amount paid below the amount that is guaranteed in the contract.

We also deduct a daily charge in an amount equal to 0.15% of the value of each variable investment account on an annual basis from each sub-account as an administrative fee. This asset based administrative fee will not be deducted from the fixed account investment options. The charge will be reflected in the contract value as a proportionate reduction in the value of each variable investment account. Because this portion of the administrative fee is a percentage of assets rather than a flat amount, larger contracts will in effect pay a higher proportion of this portion of the administrative expense than smaller contracts.

Even though administrative expenses may increase, we guarantee that we will not increase the amount of the administration fees. There is no necessary relationship between the amount of the administrative charge imposed on a given contract and the amount of the expense that may be attributed to that contract.

MORTALITY AND EXPENSE RISKS CHARGE

The mortality risk we assume is the risk that annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity benefit payment rates incorporated into the contract which cannot be changed. This assures each annuitant that his or her longevity will not have an adverse effect on the amount of annuity benefit payments. We also assume mortality risks in connection with our guarantee that, if the contract owner dies during the accumulation period, we will pay a death benefit (see "DEATH BENEFIT DURING ACCUMULATION PERIOD"). The expense risk we assume is the risk that the administration charges or withdrawal charge may be insufficient to cover actual expenses.

To compensate us for assuming these risks, we deduct from each of the sub-accounts a daily charge in an amount equal to 1.25% (1.60% if the Optional Payment Enhancement is elected) of the value of the variable investment accounts on an annual basis. The rate of the mortality and expense risks charge cannot be increased. If the charge is insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss. Conversely, if the charge proves more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. On the Period Certain Only Annuity Option, if you elect benefits payable on a variable basis, the mortality and expense risks charge is assessed although we bear only the expense risk and not any mortality risk. The mortality and expense risks charge is not assessed against the fixed account investment options.

TAXES

We will charge you for state premium taxes to the extent we incur them and reserve the right to charge you for new taxes we may incur.

We reserve the right to charge, or provide for, certain taxes against purchase payments, contract values or annuity benefit payments. Such taxes may include premium taxes or other taxes levied by any government entity which we determine to have resulted from our:

         -        establishment or maintenance of the Variable Account,

         -        receipt of purchase payments,

         -        issuance of the contacts, or

         - commencement or continuance of annuity benefit payments under the contracts.

The State of New York does not currently assess a premium tax. In the event New York does impose a premium tax, we reserve the right to pass-through such tax to contract owners. For a discussion of premium taxes which may be applicable to non-New York residents, see "STATE PREMIUM TAXES" in the Statement of Additional Information. Premium taxes which may be applicable to non-New York residents range between 0% to 3.50%. In addition, we will withhold taxes to the extent required by applicable law.

EXPENSES OF DISTRIBUTING CONTRACTS


      STANDARD COMPENSATION. Manulife Financial Securities, LLC ("Manulife Financial Securities") pays broker-dealers who have selling agreements with Manulife Financial Securities compensation for the promotion and sale of contracts. Registered representatives of these broker-dealers who solicit sales of the contract typically receive a portion of the compensation paid by Manulife Financial Securities to the broker-dealer in the form of commissions or other compensation, depending on the agreement between the broker-dealer and the registered representative. This compensation, as well as any other incentives or payments, is not paid directly by contract owners. Manulife Financial Securities intends to recoup this compensation and other sales expenses paid to broker-dealers through the fees and charges imposed under the contract. (See CHARGES AND DEDUCTIONS.)

      The amount and timing of compensation Manulife Financial Securities may pay to broker-dealers may vary depending on the selling agreement but is not expected to exceed 7% of purchase payments plus 1% of the contract value per year commencing one year after each purchase payment. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, Manulife Financial Securities may pay or allow other promotional incentives or payments in the form of cash or other compensation to broker-dealers.

      ADDITIONAL COMPENSATION AND REVENUE SHARING. Manulife Financial Securities and its affiliates may pay broker-dealers additional compensation or reimbursement for their efforts in selling contracts to you and other customers, including for, among other things, training of sales personnel, marketing or other sales-related services they provide to Manulife Financial Securities or our affiliates. The compensation or reimbursement is not paid directly by contract owners. In addition, Manulife Financial Securities may enter into special compensation arrangements with certain broker-dealer firms based on those firms' aggregate or anticipated sales of the contracts or other criteria. These special compensation arrangements will not be offered to all broker-dealer firms, and the terms of such arrangements may differ among broker-dealer firms based on various factors. Any such compensation payable to a broker-dealer firm will not result in any additional direct charge to you by us.



FEDERAL TAX MATTERS

INTRODUCTION

The following discussion of the Federal income tax treatment of the contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. You should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the IRS, and judicial decisions.

This discussion does not address state or local tax consequences associated with the purchase of a contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT - FEDERAL, STATE, OR LOCAL - OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

OUR TAX STATUS

We are taxed as a life insurance company. Because the operations of the Variable Account are a part of, and are taxed with, our operations, the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing Federal income tax laws, we are not taxed on the investment income and capital gains of the Variable Account, but the operations of the Variable Account may reduce our Federal income taxes. For example, we may be eligible for certain tax credits or deductions relating to foreign taxes paid and dividends received by the portfolios. Our use of these tax credits and deductions will not adversely affect or benefit the Variable Account. We do not anticipate that we will be taxed on the income and gains of the Variable Account in the future, but if we are, we may impose a corresponding charge against the Variable Account.


TAXATION OF ANNUITIES IN GENERAL


TAX DEFERRAL DURING ACCUMULATION PERIOD


Gains inside the contract are usually tax-deferred until you make a withdrawal, the annuitant starts receiving annuity benefit payments, or the beneficiary receives a death benefit payment.


Under existing provisions of the Code, except as described below, any increase in the contract value is generally not taxable to the contract owner or annuitant until received, in the form of either annuity benefit payments or some other distribution. Certain requirements must be satisfied in order for this general rule to apply, including:

         - the contract must be owned by an individual (or treated as owned by an individual),

         - the investments of the Variable Account must be "adequately diversified" in accordance with IRS regulations,

         - we, rather than the contract owner, must be considered the owner of the assets of the Variable Account for federal tax purposes, and

         - the contract must provide for appropriate amortization, through annuity benefit payments, of the contract's purchase payments and earnings, e.g., the pay-out period must not begin near the end of the annuitant's life expectancy.

NON-NATURAL OWNERS. As a general rule, deferred annuity contracts held by "non-natural persons" (such as a corporation, trust or other similar entity) are not treated as annuity contracts for Federal income tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There are several exceptions to this general rule for non-natural contract owners. First, contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as an agent for a natural person. This special exception will not apply, however, in the case of any employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees.

Exceptions to the general rule for non-natural contract owners will also apply with respect to:

         - contracts acquired by an estate of a decedent by reason of the death of the decedent,

         -        qualified contracts,

         - certain contracts purchased by employers upon the termination of certain qualified plans,

         - certain contracts used in connection with structured settlement agreements, and

         - contracts purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

LOSS OF INTEREST DEDUCTION WHERE CONTRACTS ARE HELD BY OR FOR THE BENEFIT OF CERTAIN NON-NATURAL PERSONS. In the case of contracts issued after June 8, 1997 to a non-natural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, a portion of otherwise deductible interest may not be deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the contract. However, this interest deduction disallowance does not affect a contract if the income on the contract is treated as ordinary income that is received or accrued by the owner during the taxable year. Entities that are considering purchasing the contract, or entities that will be beneficiaries under a contract, should consult a tax advisor.

DIVERSIFICATION REQUIREMENTS. For a contract to be treated as an annuity for Federal income tax purposes, the investments of the Variable Account must be "adequately diversified" in accordance with IRS Regulations. The IRS has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified." If the Variable Account failed to comply with these diversification standards, a contract would not be treated as an annuity contract for Federal income tax purposes and the contract owner would generally be taxable currently on the excess of the contract value over the premiums paid for the contract.


Although we do not control the investments of the portfolios, we expect that the portfolios will comply with such regulations so that the Variable Account will be considered "adequately diversified."


OWNERSHIP TREATMENT. In certain circumstances, a variable annuity contract owner may be considered the owner, for Federal income tax purposes, of the assets of the insurance company separate account used to support his or her contract. In those circumstances, income and gains from such separate account assets would be includible in the contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses "incidents of ownership" in those assets, such as the ability to exercise investment control over the assets. In addition, the IRS announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued in the form of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.


The ownership rights under this contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets (and thus not taxable on the income and gains). For example, the owner of this contract has the choice of many more investment options to which to allocate premiums and contract values, and may be able to transfer among investment options more frequently than in such rulings. THESE DIFFERENCES COULD RESULT IN THE CONTRACT OWNER BEING TREATED AS THE OWNER OF THE ASSETS OF THE VARIABLE ACCOUNT AND THUS SUBJECT TO CURRENT TAXATION ON THE INCOME AND GAINS FROM THOSE ASSETS. In addition, we do not know what standards will be set forth in the regulations or rulings which the IRS has stated it expects to issue. We therefore reserve the right to modify the contract as necessary to attempt to prevent contract owners from being considered the owners of the assets of the Variable Account. However, there is no assurance such efforts will be successful.


DELAYED PAY-OUT PERIODS. If the contract's pay-out period commences (or is scheduled to commence) at a time when the annuitant has reached an advanced age, (e.g., past age 85), it is possible that the contract would not be treated as an annuity for Federal income tax purposes. In that event, the income and gains under the contract could be currently includible in the owner's income.

The remainder of this discussion assumes that the contract will be treated as an annuity contract for Federal income tax purposes and that we will be treated as the owner of the Variable Account assets.

TAXATION OF PARTIAL AND FULL WITHDRAWALS


In the case of a partial withdrawal before the payout period commences, amounts received are taxable as ordinary income to the extent the contract value before the withdrawal exceeds the "INVESTMENT IN THE CONTRACT." In the case of a full withdrawal, amounts received are includible in income to the extent they exceed the investment in the contract. For these purposes the investment in the contract at any time equals the total of the purchase payments made under the contract to that time (to the extent such payments were neither deductible when made nor excludable from income as, for example, in the case of certain employer contributions to qualified contracts) less any amounts previously received from the contract which were not included in income. In this regard, the payment enhancements provided under the contract are not treated as purchase payments and thus do not increase the investment in the contract.


Other than in the case of certain qualified contracts, any amount received as a loan under a contract, and any assignment or pledge (or agreement to assign or pledge) any portion of the contract value, is treated as a withdrawal of such amount or portion. (Loans, assignments and pledges are permitted only in limited circumstances under qualified contracts.) The investment in the contract is increased by the amount includible in income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an individual owner transfers his or her interest in an annuity contract without adequate consideration to a person other than the owner's spouse (or to a former spouse incident to divorce), the owner will be taxed on the difference between the contract value and the investment in the contract at the time of transfer. In such a case, the transferee's investment in the contract will be increased to reflect the increase in the transferor's income.


As mentioned above, amounts received in a partial withdrawal are taxable to the extent that the contract value exceeds the investment in the contract. There is some uncertainty regarding the effect that the market value adjustment might have on the amount that is treated as the contract value for this purpose. As a result, the taxable portion of amounts received in a partial withdrawal could be greater or less depending on how the market value adjustment are treated for this


There may be special income tax issues present in situations where the owner and the annuitant are not the same person and are not married to one another. A tax advisor should be consulted in those situations.

TAXATION OF ANNUITY BENEFIT PAYMENTS

A portion of each annuity payment is usually taxable as ordinary income.

Normally, a portion of each annuity benefit payment is taxable as ordinary income. The taxable portion of an annuity benefit payment is equal to the excess of the payment over the "EXCLUSION AMOUNT." In the case of variable annuity benefit payments, the exclusion amount is the investment in the contract (defined above) allocated to the variable annuity option, adjusted for any period certain or refund feature, when payments begin to be made divided by the number of payments expected to be made (determined by IRS regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). In the case of fixed annuity benefit payments, the exclusion amount is the amount determined by multiplying the payment by the ratio of (a) to (b), where:

         (a) is the investment in the contract allocated to the fixed annuity option (adjusted for any period certain or refund feature); and

         (b) is the total expected value of fixed annuity benefit payments for the term of the contract (determined under IRS regulations).

A simplified method of determining the taxable portion of annuity benefit payments applies to contracts issued in connection with certain qualified plans other than IRAs.

Once the total amount of the investment in the contract is excluded using these ratios, annuity benefit payments will be fully taxable. If annuity benefit payments cease because of the death of the annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction to the annuitant in his or her last taxable year.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a contract because of the death of an owner or the annuitant. During the accumulation period, death benefit proceeds are includible in income as follows:

         - if distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above, or

         - if distributed under an annuity option, they are taxed in the same manner as annuity benefit payments, as described above, or

         - if distributed as a series of withdrawals over the beneficiary's life expectancy, they are taxable to the extent the contract value exceeds the "investment in the contract."

During the pay-out period, where a guaranteed period exists under an annuity option and the annuitant dies before the end of that period, payments made to the beneficiary for the remainder of that period are includible in income as follows:

         - if received in a lump sum, they are includible in income to the extent that they exceed the unrecovered investment in the contract at that time, or

         - if distributed in accordance with the existing annuity option selected, they are fully excludable from income until the remaining investment in the contract is deemed to be recovered, and all annuity benefit payments thereafter are fully includible in income.

         - Withdrawals and annuity benefit payments prior to age 59 1/2 may incur a 10% penalty tax.

PENALTY TAX ON PREMATURE DISTRIBUTIONS



There is a 10% IRS penalty tax on the taxable amount of any distribution from a non-qualified contract. Exceptions to this penalty tax include distributions:


         - received on or after the date on which the contract owner reaches age 59 1/2;

         - attributable to the contract owner becoming disabled (as defined in the tax law);

         - made to a beneficiary on or after the death of the contract owner or, if the contract owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

         - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law);

         - made under an annuity contract purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; or

         - made with respect to certain annuities issued in connection with structured settlement agreements.

A similar penalty tax, applicable to distributions from certain qualified contracts, is discussed below.

AGGREGATION OF CONTRACTS

In certain circumstances, the amount of an annuity payment or a withdrawal from a contract that is includible in income may be determined by combining some or all of the non-qualified contracts owned by an individual. For example, if a person purchases a contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract. The effects of such aggregation are not always clear; however, it could affect the amount of a withdrawal or an annuity payment that is taxable and the amount which might be subject to the penalty tax described above. Consult your tax advisor for additional information.

QUALIFIED RETIREMENT PLANS

Special tax provisions apply to qualified plans. Consult your tax advisor prior to using the contract with a qualified plan.


The contracts are also available for use in connection with certain types of retirement plans, including IRAs, which receive favorable treatment under the Code ("QUALIFIED PLANS"). Numerous special tax rules apply to the participants in qualified plans and to the contracts used in connection with qualified plans. Therefore, no attempt is made in this Prospectus to provide more than general information about use of the contract with the various types of qualified plans. Brief descriptions of various types of qualified plans in connection with which we may issue a contract are contained in Appendix D to this Prospectus. Appendix D also discusses certain potential tax consequences associated with the use of the contract with certain qualified plans, including IRAs, which should be considered by a purchaser. In particular, as noted in Appendix D, the purchaser should consider the effects of the death benefit and payment enhancement on the income tax treatment of certain types of qualified plans, including IRAs. Persons intending to use the contract in connection with a qualified plan should consult a tax advisor.


The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity benefit payments under certain qualified contracts, there may be no "investment in the contract" and the total amount received may be taxable. Also, loans from qualified contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax advisor and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for that contribution, are limited under qualified plans.

If the contract is used in connection with a qualified plan, the owner and annuitant must be the same individual. If a co-annuitant is named, all distributions made while the annuitant is alive must be made to the annuitant. Also, if a co-annuitant is named who is not the annuitant's spouse, the annuity options which are available may be limited, depending on the difference in ages between the annuitant and co-annuitant. Furthermore, the length of any guarantee period may be limited in some circumstances. Additionally, for contracts issued in connection with qualified plans subject to the Employee Retirement Income Security Act, the spouse or ex-spouse of the owner will have rights in the contract. In such a case, the owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.


In addition, special rules apply to the time at which distributions to the owner and beneficiaries must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. These minimum distribution requirements may affect your ability to use GRIP or GRIP II in connection with certain qualified plans, including IRAs. They also affect the restrictions that may be imposed by the owner on the timing and manner of payment of death benefits to the owner's designated beneficiaries or the period of time over which a designated beneficiary may extend payment of the death benefits under the contract. In addition, the presence of the death benefit or an optional benefit, such as the GRIP benefit, could affect the amount of the required minimum distribution that must be made under the contract. Failure to comply with minimum distribution requirements applicable to qualified plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan. In the case of IRAs (other than ROTH IRAs), lifetime distributions of minimum amounts (as specified in the tax law) to the owner must generally commence by April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2. In the case of certain other qualified plans, such distributions must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. Distributions made under certain qualified plans, including IRAs, after the owner's death must also comply with the minimum distribution requirements, and different rules governing the timing and the manner of payments apply, depending on whether the designated beneficiary is an individual, and, if so, the owner's spouse, or an individual other than the owner's spouse. If you wish to impose restrictions on the timing and manner of payment of death benefits to your designated beneficiaries or if your beneficiary wishes to extend over a period of time the payment of the death benefits under your contract, please consult a tax advisor.



There is also a 10% IRS penalty tax on the taxable amount of any distribution from certain qualified contracts. There are exceptions to this penalty tax which vary depending on the type of qualified plan. In the case of an "Individual Retirement Annuity" or an "IRA," exceptions provide that the penalty tax does not apply to a distribution:


         -        received on or after the contract owner reaches age 59 1/2,

         - received on or after the owner's death or because of the owner's disability (as defined in the tax law), or

         - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law).

These exceptions, as well as certain others not described herein, generally apply to taxable distributions from other qualified plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs which are used for qualified first time home purchases or for higher education expenses. Special conditions must be met to qualify for these two exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax advisor.

When issued in connection with a qualified plan, a contract will be amended as generally necessary to conform to the requirements of the plan. However, the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we will not be bound by terms and conditions of qualified plans to the extent those terms and conditions contradict the contract, unless we consent.

DIRECT ROLLOVERS


If the contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, or a governmental deferred compensation plan described in Section 457(b) of the Code, any "eligible rollover distribution" from the contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from such qualified plans or governmental deferred compensation plans, excluding certain amounts such as (i) minimum distributions required under Section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments," and (iii) if applicable, certain hardship withdrawals.


Under these requirements, Federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the contract, discussed below, the owner cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, the person entitled to the distribution elects to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

LOANS

Some qualified contracts have a loan feature.

A loan privilege is available only to owners of contracts issued in connection with Section 403(b) retirement arrangements that are not subject to Title 1 of ERISA. The requirements and limitations governing the availability of loans, including the maximum amount that a participant may take as a loan, are subject to the rules in the Code, IRS regulations, and our procedures in effect at the time a loan is made. Because the rules governing loans under section 403(b) contracts are complicated, you should consult your tax advisor before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.

Federal tax law also requires loans to be repaid in a certain manner and over a certain period of time. For example, loans generally are required to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of the plan participant), with repayments made at least quarterly and in substantially level amortized payments over the term of the loan. Interest will be charged on your loan amount. Failure to make a loan repayment when due will result in adverse income tax consequences to you.

When you request a loan, we will reduce your investment in the investment accounts and transfer the amount of the loan to the "loan account," a part of our general account. You may designate the investment accounts from which the loan is to be withdrawn. Absent such a designation, the amount of the loan will be withdrawn from the investment accounts in accordance with the rules for making partial withdrawals (see "WITHDRAWALS"). When a loan is repaid, the appropriate amount of the repayment will be transferred from the loan account to the investment accounts. You may designate the investment accounts to which a repayment is to be allocated. Otherwise, the repayment will be allocated in the same manner as your purchase payments are currently being allocated.

The amount of any unpaid loans will be deducted from the death benefit otherwise payable under the contract. In addition, loans, whether or not repaid, will have a permanent effect on the contract value because the investment results of the investment accounts will apply only to the unborrowed portion of the contract value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited on amounts held in your loan account while your loan is unpaid, your contract value will not increase as rapidly as it would have if no loan were unpaid. If investment results are below that rate, your contract value will be greater than it would have been had no loan been outstanding.

FEDERAL INCOME TAX WITHHOLDING

We may be required to withhold amounts from some distributions for Federal income taxes.

We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under a contract unless the person receiving the distribution notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity benefit payments are the same as the withholding rates generally applicable to payments of wages. In addition, the withholding rate applicable to the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and rollovers from non-Roth IRAs to Roth
IRAs) is 10%. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

GENERAL MATTERS

ASSET ALLOCATION SERVICES

We are aware that certain third parties are offering asset allocation and timing services ("Asset Allocation Services") in connection with the contracts. In certain cases we have agreed to honor transfer instructions from such Asset Allocation Services where we have received powers of attorney, in a form acceptable to us, from the contract owners participating in the service and where the Asset Allocation Service has agreed to the trading restrictions imposed by us. WE DO NOT ENDORSE, APPROVE OR RECOMMEND SUCH SERVICES IN ANY WAY AND YOU SHOULD BE AWARE THAT FEES PAID FOR SUCH SERVICES ARE SEPARATE AND IN ADDITION TO FEES PAID UNDER THE CONTRACTS.

DISTRIBUTION OF CONTRACTS

We pay broker-dealers to sell the contracts.


Manulife Financial Securities, is a Delaware limited liability company that is controlled by Manulife USA. Manulife Financial Securities is the principal underwriter and exclusive distributor of the contracts. Manulife Financial Securities is a broker-dealer registered under the Securities Exchange Act of 1934, is a member of the National Association of Securities Dealers and is duly appointed and licensed as our insurance agent. Manulife Financial Securities is located at 73 Tremont Street, Boston, Massachusetts 02108.



We have entered into an Underwriting and Distribution Agreement with Manulife Financial Securities where we appointed Manulife Financial Securities the principal underwriter and exclusive representative for the distribution of all insurance products and authorized Manulife Financial Securities to enter into agreements with selling broker-dealers and general agents for the distribution of the products. Sales of the contracts will be made by registered representatives of broker-dealers authorized by us and Manulife Financial Securities to sell the contracts. Those registered representatives will also be our licensed insurance agents.


CONTRACT OWNER INQUIRIES

Your inquiries should be directed to our Annuity Service Office mailing address at The Manufacturers Life Insurance Company of New York, Annuity Service Office, P.O. Box 55013, Boston, MA 02205-5013.

CONFIRMATION STATEMENTS

You will be sent confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. Any mistakes should immediately be reported to our Annuity Service Office. If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

LEGAL PROCEEDINGS


There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither we nor Manulife Financial Securities are involved in any litigation that is of material importance to either, or that relates to the Variable Account.


CANCELLATION OF CONTRACT

We may, at our option, cancel a contract at the end of any three consecutive contract years in which no purchase payments by or on behalf of you have been made, if both:

         - the total purchase payments made for the contract, less any withdrawals, are less than $2,000; and

         - the contract value at the end of such three year period is less than $2,000.

As a matter of administrative practice, we will attempt to notify you prior to such cancellation in order to allow you to make the necessary purchase payment to keep the contract in force.

VOTING INTEREST


As stated above under "The Portfolios", we will vote shares of the portfolios held in the Variable Account at shareholder meetings according to voting instructions received from the persons having the voting interest under the contracts.


Accumulation Period. During the accumulation period, the contract owner has the voting interest under a contract. The number of votes for each portfolio for which voting instructions may be given is determined by dividing the value of the investment account corresponding to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

Pay-out Period. During the pay-out period, the annuitant has the voting interest under a contract. The number of votes as to each portfolio for which voting instructions may be given is determined by dividing the reserve for the contract allocated to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

Generally, the number of votes tends to decrease as annuity benefit payments progress since the amount of reserves attributable to a contract will usually decrease after commencement of annuity benefit payments. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting.

                            APPENDIX A: SPECIAL TERMS

The following terms as used in this Prospectus have the indicated meanings:

ACCUMULATION PERIOD: The period between the issue date of the contract and the maturity date of the contract. During this period, purchase payments are typically made to the contract by the owner.

ACCUMULATION UNIT: A unit of measure that is used to calculate the value of the variable portion of the contract before the maturity date.

ANNUITANT: Any natural person or persons to whom annuity benefit payments are made and whose life is used to determine the duration of annuity benefit payments involving life contingencies. If the contract owner names more than one person as an "annuitant," the second person named is referred to as "co-annuitant." The "annuitant" and "co-annuitant" are referred to collectively as "annuitant." The "annuitant" is as designated on the contract specification page or in the application, unless changed. The annuitant becomes the owner of the contract on the Maturity Date.

ANNUITY UNIT: A unit of measure that is used after the maturity date to calculate variable annuity benefit payments.

ANNUITY OPTION: The method selected by the contract owner (or as specified in the contract if no selection is made) for annuity benefit payments made by us.

ANNUITY SERVICE OFFICE: The mailing address of our service office is P.O. Box 55077, Boston, Massachusetts 02205-5013

ANNUITY UNIT: A unit of measure that is used after the maturity date to calculate variable annuity benefit payments.

BENEFICIARY: The person, persons or entity entitled to the death benefit under the contract upon the death of a contract owner or, in certain circumstances, an annuitant. The beneficiary is as specified in the application, unless changed. If there is a surviving contract owner, that person will be the beneficiary.

BUSINESS DAY: Any day on which the New York Stock Exchange is open for business and the net asset value of a Trust portfolio may be determined.

THE CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed annuity benefit payments.

CONTINGENT BENEFICIARY: The person, persons or entity to become the beneficiary if the beneficiary is not alive. The contingent beneficiary is as specified in the application, unless changed.

CONTRACT VALUE: The total of the investment account values and, if applicable, any amount in the loan account attributable to the contract.

CONTRACT YEAR: The period of twelve consecutive months beginning on the date as of which the contract is issued, or any anniversary of that date.

DEBT: Any amounts in the loan account attributable to the contract plus any accrued loan interest. The loan provision is applicable to certain qualified contracts only.

DUE PROOF OF DEATH: Due Proof of Death is required upon the death of the contract owner or annuitant, as applicable. One of the following must be received at the Annuity Service Office within one year of the date of death:

         -        A certified copy of a death certificate;

         - A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

         -        Any other proof satisfactory to us.

Death benefits will be paid within 7 days of receipt of due proof of death and all required claim forms at our Annuity Service Office.

FIXED ANNUITY: An annuity option with payments the amount of which we guarantee.

GENERAL ACCOUNT: All of our assets other than assets in separate accounts such as the Variable Account.

INVESTMENT ACCOUNT: An account we establish for you which represents your interest in an investment option during the accumulation period.

INVESTMENT ACCOUNT VALUE: The value of a contract owner's investment in an investment account.

INVESTMENT OPTIONS: The investment choices available to contract owners.

LOAN ACCOUNT: The portion of our general account that is used for collateral for a loan.

MARKET VALUE CHARGE: A charge that may be assessed if amounts are withdrawn or transferred from the three, five or seven year investment options prior to the end of the interest rate guarantee period.

MATURITY DATE: The date on which the pay-out period commences and we begin to make annuity benefit payments to the annuitant. The maturity date is the date specified on the contract specifications page, unless changed.

NON-QUALIFIED CONTRACTS: Contracts which are not issued under qualified plans.

OWNER OR CONTRACT OWNER ("YOU"): The person, persons (co-owner) or entity entitled to all of the ownership rights under the contract. References in this Prospectus to contract owners are typically by use of "you." The owner has the legal right to make all changes in contractual designations where specifically permitted by the contract. The owner is as specified in the application, unless changed. . The annuitant becomes the owner of the contract on the Maturity Date.

PAY-OUT PERIOD: The period when we make annuity benefit payments to you.


PORTFOLIO: A separate investment portfolio in which the Variable Account invests, or of any successor mutual fund.


PURCHASE PAYMENT: An amount paid by a contract owner to us as consideration for the benefits provided by the contract.

QUALIFIED CONTRACTS: Contracts issued under qualified plans.

QUALIFIED PLANS: Retirement plans that receive favorable tax treatment under
Section 401, 403, 408 or 408A of the Code.

SEPARATE ACCOUNT: A segregated account of ours that is not commingled with our general assets and obligations.

SUB-ACCOUNT(S): One or more of the sub-accounts of the Variable Account. Each sub-account is invested in shares of a different Trust portfolio.

UNPAID LOANS: The unpaid amounts (including any accrued interest) of loans some contract owners may have taken from us, using certain qualified contracts as collateral.

VALUATION PERIOD: Any period from one business day to the next, measured from the time on each business day that the net asset value of each portfolio is determined.

VARIABLE ACCOUNT: is a separate account of ours.

VARIABLE ANNUITY: An annuity option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified sub-accounts.

            APPENDIX B: EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE

EXAMPLE 1* - Assume a single payment of $50,000 is made into the contract, no transfers are made, no additional payments are made and there are no partial withdrawals. The table below illustrates five examples of the withdrawal charges that would be imposed if the contract is completely withdrawn, based on hypothetical contract values.

                                                                                                  WITHDRAWAL CHARGE
CONTRACT              HYPOTHETICAL         FREE WITHDRAWAL                                 -----------------------------
  YEAR               CONTRACT VALUE            AMOUNT          PAYMENTS LIQUIDATED         PERCENT                AMOUNT
------------------------------------------------------------------------------------------------------------------------
    2                    55,000                5,000 (A)             50,000                   6%                   3,000
------------------------------------------------------------------------------------------------------------------------
    4                    50,500                5,000 (B)             45,500                   5%                   2,275
------------------------------------------------------------------------------------------------------------------------
    6                    60,000               10,000 (C)             50,000                   3%                   1,500
------------------------------------------------------------------------------------------------------------------------
    7                    35,000                5,000 (D)             45,000                   2%                     900
------------------------------------------------------------------------------------------------------------------------
    8                    70,000               20,000 (E)             50,000                   0%                       0

(A) During any contract year the free withdrawal amount is the greater of accumulated earnings, or 10% of the total payments made under the contract less any prior partial withdrawals in that contract year. In the second contract year the earnings under the contract and 10% of payments both equal $5,000. Consequently, on total withdrawal $5,000 is withdrawn free of the withdrawal charge, the entire $50,000 payment is liquidated and the withdrawal charge is assessed against such liquidated payment (contract value less free withdrawal amount).

(B) In the example for the fourth contract year, the accumulated earnings of $500 is less than 10% of payments, therefore the free withdrawal amount is equal to 10% of payments (50,000 X 10% = $5,000) and the withdrawal charge is only applied to payments liquidated (contract value less free withdrawal amount).

(C) In the example for the sixth contract year, the accumulated earnings of $10,000 is greater than 10% of payments ($5,000), therefore the free withdrawal amount is equal to the accumulated earnings of $10,000 and the withdrawal charge is applied to the payments liquidated (contract value less free withdrawal amount).

(D) In the example for the seventh contract year, the contract has negative accumulated earnings ($35,000 - $50,000), so the free withdrawal amount is equal to 10% of payments (50,000 x 10% = $5,000) and the withdrawal charge is applied to total payments less the free withdrawal amount. This calculation only applies to contracts issued on or after April 1, 2003. For contracts issued prior to April 1, 2003, the withdrawal charge would be applied to the lesser of the total payments or the contract value, less the free withdrawal amount. In this example, the payments liquidated would be $30,000 ($35,000 - $5,000).

(E) There is no withdrawal charge on any payments liquidated that have been in the contract for at least 7 years.

EXAMPLE 2* - Assume a single payment of $50,000 is made into the contract, no transfers are made, no additional payments are made and there are a series of four partial withdrawals made during the third contract year of $2,000, $5,000, $7,000 and $8,000.

                                                                                                        WITHDRAWAL CHARGE
HYPOTHETICAL CONTRACT     PARTIAL WITHDRAWAL      FREE WITHDRAWAL                                 -----------------------------
        VALUE                 REQUESTED               AMOUNT         PAYMENTS LIQUIDATED          PERCENT                AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
       65,000                   2,000               15,000 (A)                 0                     5%                      0
-------------------------------------------------------------------------------------------------------------------------------
       49,000                   5,000                3,000 (B)             2,000                     5%                    100
-------------------------------------------------------------------------------------------------------------------------------
       52,000                   7,000                4,000 (C)             3,000                     5%                    150
-------------------------------------------------------------------------------------------------------------------------------
       44,000                   8,000                    0 (D)             8,000                     5%                    400


The free withdrawal amount during any contract year is the greater of the contract value less the unliquidated payments (accumulated earnings), or 10% of payments less 100%of all prior withdrawals in that contract year.



(A) For the first example, accumulated earnings of $15,000 is the free withdrawal amount since it is greater than 10% of payments less prior withdrawals ($5,000-0). The amount requested (2,000) is less than the free withdrawal amount so no payments are liquidated and no withdrawal charge applies.



(B) The contract has negative accumulate earnings ($49,000 - $50,000), so the free withdrawal amount is limited to 10% of payments less all prior withdrawals. Since 2,000 has already been withdrawn in the current contract year, the remaining free withdrawal amount during the third contract year is $3,000.
The $5,000 partial withdrawal will consist of $3,000 free of withdrawal charge, and the remaining $2,000 will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $48,000.


(C) The contract has increased in value to 52,000. The unliquidated payments are 48,000 so the accumulated earnings are $4,000, which is greater than 10% of payments less prior withdrawals ($5,000 - $2,000 - $5,000 <0). Hence the free withdrawal amount is $4,000. Therefore, $3,000 of the $7,000 partial withdrawal will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $45,000.

(D) The free withdrawal amount is zero since the contract has negative accumulated earnings ($44,000 - $45,000) and the full 10% of payments ($5,000) has already been withdrawn. The full amount of $8,000 will result in payments being liquidated subject to a withdrawal charge. At the beginning of the next contract year the full 10% of payments would be available again for withdrawal requests during that year.

*Examples do not illustrate withdrawal charges applicable to Ven 9 contracts.

                           APPENDIX C: PRIOR CONTRACTS

The Company has a class of variable annuity contract which is no longer being issued but under which purchase payments may continue to be made ("PRIOR CONTRACT" OR "VEN 9 CONTRACTS"), which were sold during the period from March, 1992 until May, 1999.


The principal differences between the contract offered by this Prospectus and the prior contract relate to the fixed investment options available under the contracts, a minimum interest rate to be credited for any guarantee period under the fixed portion of the contracts, the charges made by us, and the death benefit provisions.



Total Annual Portfolio Operating Expenses. See "SUMMARY - PORTFOLIO ANNUAL EXPENSES" in the Prospectus.



Example. If you surrendered the contract at the end of the applicable time period, you would pay the following expenses on a $10,000 investment, assuming a 5% annual return on assets (actual costs may be higher or lower.)



                     Series I                              1 Year    3 Years    5 Years    10 Years
----------------------------------------------------------------------------------------------------
Maximum Total Annual Portfolio Operating Expenses           $996      $1,821     $2,560     $4,609
--------------------------------------------------------------------------------------------------
Minimum Total Annual Portfolio Operating Expenses           $763      $1,127     $1,385     $2,336



If you annuitized as provided in the contract or did not surrender the contract at the end of the applicable time period you would pay the following expenses on a $10,000 investment, assuming a 5% annual return on assets. (actual costs may be higher or lower.)



                     Series I                              1 Year    3 Years    5 Years    10 Years
----------------------------------------------------------------------------------------------------
Maximum Total Annual Portfolio Operating Expenses           $454      $1,366     $2,284     $4,609
--------------------------------------------------------------------------------------------------
Minimum Total Annual Portfolio Operating Expenses           $205      $  632     $1,085     $2,336


FIXED INVESTMENT OPTIONS. The investment options under the prior contract differ as follows from the investment options described in this Prospectus. The prior contract allows for investments in one, three and six year fixed account investments options. The contract described in this prospectus allows for investments in one, three, five and seven year fixed account investment options and a six month DCA fixed account investment option and a twelve month DCA fixed account investment option.

FIXED ACCOUNT MINIMUM INTEREST GUARANTEE. The minimum interest rate to be credited for any guarantee period under the fixed portion of the prior contract is 4%.

OPTIONAL PAYMENT ENHANCEMENT; GRIP/GRIP II. Neither the Optional Payment Enhancement nor GRIP/GRIP II is available for prior contracts.

MARKET VALUE CHARGE. The market value charge under the prior contract differs in the following respects from the market value charge under the contract described in this Prospectus:

For purposes of calculating the market value adjustment factor the maximum difference between "B" and "A" will be 3%. The adjustment factor will never be greater than 2x(A-4%) and never less than zero. ("A" is the guaranteed interest rate on the investment account. "B" is the guaranteed interest rate available, on the date the request is processed, for amounts allocated to a new investment account with the same length of guarantee period as the investment account from which the amounts are being withdrawn.)

There will be no market value charge on withdrawals from the fixed account investment options in the following situations:

         -        death of the annuitant;

         -        amounts withdrawn to pay fees or charges;

         - amounts withdrawn from three and six year investment accounts within one month prior to the end of the guarantee period; and

         - amounts withdrawn in any year that do not exceed 10% of total purchase payments less any prior partial withdrawals in that contract year.

Notwithstanding application of the foregoing formula, in no event will the market value charge (i) exceed the earnings attributable to the amount withdrawn from an investment account, (ii) together with any withdrawal charges for an investment account be greater than 10% of the amount transferred or withdrawn, or (iii) reduce the amount payable on withdrawal or transfer below the amount required under the non-forfeiture laws of the state with jurisdiction over the contract. The cumulative effect of the market value and withdrawal charges (or the effect of the withdrawal charge itself) could, however, result in an owner receiving total withdrawal proceeds of less than the owner's purchase payments.

WITHDRAWAL CHARGES. The withdrawal charges under the prior contract differ from the withdrawal charges described in this Prospectus.

PRIOR CONTRACT WITHDRAWAL CHARGE. If a withdrawal is made from the contract before the maturity date, a withdrawal charge (contingent deferred sales charge) may be assessed against amounts withdrawn attributable to purchase payments that have been in the contract less than six complete contract years. There is never a withdrawal charge with respect to earnings accumulated in the contract, certain other amounts available without withdrawal charges described below or purchase payments that have been in the contract more than six complete contract years. In no event may the total withdrawal charges exceed 6% of the amount invested. The amount of the withdrawal charge and when it is assessed is discussed below:

1. Each withdrawal from the contract is allocated first to the "amounts available without withdrawal charges" and second to "unliquidated purchase payments". In any contract year, the amounts available without withdrawal charges for that year is the greater of (1) the excess of the contract value on the date of withdrawal over the unliquidated purchase payments (the accumulated earnings on the contract) or (2) 10% of total purchase payments less any prior partial withdrawals in that year. Withdrawals allocated to the amounts available without withdrawal charges may be withdrawn without the imposition of a withdrawal charge.

2. If a withdrawal is made for an amount in excess of the amounts available without withdrawal charges, the excess will be allocated to purchase payments which will be liquidated on a first-in first-out basis. On any withdrawal request, the Company will liquidate purchase payments equal to the amount of the withdrawal request which exceeds the amounts available without withdrawal charges in the order such purchase payments were made: the oldest unliquidated purchase payment first, the next purchase payment second, etc. until all purchase payments have been liquidated.

3. Each purchase payment or portion thereof liquidated in connection with a withdrawal request is subject to a withdrawal charge based on the length of time the purchase payment has been in the contract. The amount of the withdrawal charge is calculated by multiplying the amount of the purchase payment being liquidated by the applicable withdrawal charge percentage obtained from the table below.

NUMBER OF COMPLETE YEARS
   PURCHASE PAYMENT IN                WITHDRAWAL CHARGE
        CONTRACT                          PERCENTAGE
-------------------------------------------------------
            0                                 6%
            1                                 6%
            2                                 5%
            3                                 4%
            4                                 3%
            5                                 2%
            6+                                0%

The total withdrawal charge will be the sum of the withdrawal charges for the purchase payments being liquidated.

4. The withdrawal charge is deducted from the contract value remaining after the contract owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. In the case of a partial withdrawal, the amount requested from an investment account may not exceed the value of that investment account less any applicable withdrawal charge.

5. There is no withdrawal charge on distributions made as a result of the death of the annuitant or contract owner and no withdrawal charges are imposed on the maturity date if the contract owner annuitizes as provided in the contract.

ADMINISTRATION FEES. The prior contract makes no provision for the waiver of the $30 annual administration fee when prior to the maturity date the contract value equals or exceeds $100,000 at the time of the fee's assessment.

DEATH BENEFIT PROVISIONS. Prior Contract Death Benefit Provisions. The provisions governing the death benefit prior to the maturity date under the prior contract are as follows:

Death of Annuitant who is not the Contract Owner. The Company will pay the minimum death benefit, less any debt, to the beneficiary if the contract owner is not the annuitant and the annuitant dies before the contract owner and before the maturity date. If there is more than one such annuitant, the minimum death benefit will be paid on the death of the last surviving co-annuitant. The minimum death benefit will be paid either as a lump sum or in accordance with any of the annuity options available under the contract. An election to receive the death benefit under an annuity option must be made within 60 days after the date on which the death benefit first becomes payable. Rather than receiving the minimum death benefit, the beneficiary may elect to continue the contract as the new contract owner. (In general, a beneficiary who makes such an election will nonetheless be treated for Federal income tax purposes as if he had received the minimum death benefit.)

Death of Annuitant who is the Contract Owner. The Company will pay the minimum death benefit, less any debt, to the beneficiary if the contract owner is the annuitant, dies before the maturity date and is not survived by a co-annuitant. If the contract is a non-qualified contract, the contract owner is the annuitant and the contract owner dies before the maturity date survived by a co-annuitant, the Company, instead of paying the minimum death benefit to the beneficiary, will pay to the successor owner an amount equal to the amount payable on total withdrawal without reduction for any withdrawal charge. If the contract is a non-qualified contract, distribution of the minimum death benefit to the beneficiary (or of the amount payable to the successor owner) must be made within five years after the owner's death. If the beneficiary or successor owner, as appropriate, is an individual, in lieu of distribution within five years of the owner's death, distribution may be made as an annuity which begins within one year of the owner's death and is payable over the life of the beneficiary (or the successor owner) or over a period not in excess of the life expectancy of the beneficiary (or the successor owner). If the owner's spouse is the beneficiary (or the successor owner, as appropriate) that spouse may elect to continue the contract as the new owner in lieu of receiving the distribution. In such a case, the distribution rules applicable when a contract owner dies generally will apply when that spouse, as the owner, dies.

Death of Owner who is not the Annuitant. If the owner is not the annuitant and dies before the maturity date and before the annuitant, the successor owner (the person, persons or entity to become the owner if the owner dies prior to the maturity date) will become the owner of the contract. If the contract is a non-qualified contract, an amount equal to the amount payable on total withdrawal, without reduction for any withdrawal charge, will be paid to the successor owner. Distribution of that amount to the successor owner must be made within five years of the owner's death. If the successor owner is an individual, in lieu of distribution within five years of the owner's death, distribution may be made as an annuity which begins within one year of the owner's death and is payable over the life of the successor owner (or over a period not greater than the successor owner's life expectancy). If the owner's spouse is the successor owner, that spouse may elect to continue the contract as the new contract owner in lieu of receiving the distribution. In such a case, the distribution rules applicable when a contract owner dies generally will apply when that spouse, as the owner, dies. If there is more than one owner, distribution will occur upon the death of any owner. If both owners are individuals, distribution will be made to the remaining owner rather than to the successor owner.

Entity as Owner. In the case of a non-qualified contract which is not owned by an individual (for example, a non-qualified contract owned by a corporation or a trust), the special rules stated in this paragraph apply. For purposes of distributions of death benefits before the maturity date, any annuitant will be treated as the owner of the contract, and a change in the annuitant or any co-annuitant shall be treated as the death of the owner. In the case of distributions which result from a change in an annuitant when the annuitant does not actually die, the amount distributed will be reduced by charges which would otherwise apply upon withdrawal.

If the contract is a non-qualified contract and there is both an individual and a non-individual contract owner, death benefits must be paid as provided in the contract upon the death of any annuitant, a change in any annuitant, or the death of any individual contract owner, whichever occurs earlier.

If the annuitant dies on or prior to the first month following his or her 85th birthday, the minimum death benefit is as follows: during the first contract year, the minimum death benefit is the greater of: (a) the contract value on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office, or (b) the sum of all purchase payments made, less any amount deducted in connection with partial withdrawals. Except as provided below, during any subsequent contract year, the minimum death benefit will be the greater of: (a) the contract value on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office, or (b) the minimum death benefit determined in accordance with these provisions as of the last day of the previous contract year plus any purchase payments made and less any amount deducted in connection with partial withdrawals since then. If the annuitant dies after the first of the month following his or her 85th birthday, the minimum death benefit is the greater of:
(a) the contract value on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office, or (b) the excess of the sum of all purchase payments less the sum of any amounts deducted in connection with partial withdrawals.

Death benefits will be paid within seven days of receipt of due proof of death and all required claim forms at the Company's Annuity Service Office, subject to postponement under the same circumstances that payment of withdrawals may be postponed.

OTHER CONTRACT PROVISIONS. Annuity Tables Assumed Interest Rate. A 4% assumed interest rate is built into the annuity tables in the prior contract used to determine the first variable annuity payment to be made under that contract.

Beneficiary. Under the prior contract certain provisions relating to beneficiary are as follows:

The beneficiary is the person, persons or entity designated in the application or as subsequently named. The beneficiary may be changed during the lifetime of the annuitant subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by the Company and if approved, will be effective as of the date on which written. The Company assumes no liability for any payments made or actions taken before the change is approved. Prior to the maturity date, if no beneficiary survives the annuitant, the contract owner or the contract owner's estate will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. In the case of certain qualified contracts, regulations promulgated by the Treasury Department prescribe certain limitations on the designation of a beneficiary.

(SEE APPENDIX U FOR ACCUMULATION UNIT VALUE TABLES FOR PRIOR CONTRACTS)

                        APPENDIX D: QUALIFIED PLAN TYPES


Set forth below are brief descriptions of the types of qualified plans in connection with which we may issue contracts. Certain potential tax consequences associated with use of the contract in connection with qualified plans are also described. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department and judicial decisions. Persons intending to use the contract with qualified plans should consult their tax advisor.



Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. The contract may not, however, be used in connection with an "Education IRA" under Section 530 of the Code.



The contract may be issued with certain death benefit or an optional benefit such as the GRIP benefit. The presence of these benefits may increase the amount of any required minimum distributions for IRAs and other contracts subject to the required minimum distribution rules.






SIMPLIFIED EMPLOYEE PENSIONS (SEP-IRAS). Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. As discussed above (see "Individual Retirement Annuities"), if the contract is issued with certain death benefit or an optional benefit such as the GRIP benefit, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SEP-IRAs) and other contracts subject to the minimum distribution rules.




SIMPLE IRAs. Section 408(p) of the Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. As discussed above (see Individual Retirement Annuities), if the contract is issued with certain death benefit or an optional benefit such as the GRIP benefit, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SIMPLE IRAs) and other contracts subject to the minimum distribution rules. Employers intending to use the contract in connection with such plans should seek competent advice.


ROTH IRAS. Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in certain respects.

Among the differences are that contributions to a Roth IRA are not deductible and "qualified distributions" from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the owner was made. Second, the distribution must be:

         -        made after the owner attains age 59-1/2;

         -        made after the owner's death;

         -        attributable to the owner being disabled; or

         - a qualified first-time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code.


In addition, distributions from Roth IRAs need not commence when the owner attains age 70-1/2 . A Roth IRA may accept a "qualified rollover contribution" from a non-Roth IRA, but a Roth IRA may not accept rollover contributions from other qualified plans.As described above (see "Individual Retirement Annuities"), if the contract is issued with certain death benefit or an optional benefit such as the GRIP benefit, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which include Roth
IRAs) and other contracts subject to the minimum distribution rules. Also, the state tax treatment of a Roth IRA may differ from the Federal income tax treatment of a Roth IRA. If you intend to use the contract in connection with a Roth IRA, you should seek competent tax advice.



CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the contracts in order to provide benefits under the plans. The contract provides death benefit options that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit." There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in current taxable income to participants. If the contract is issued with certain death benefit or an optional benefit such as the GRIP benefit, the presence of these benefits may increase the amount of any required minimum distributions that must be made under the contract. Employers intending to use the contract in connection with such plans should seek competent advice



Tax-Sheltered Annuities. Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. These annuity contracts are commonly referred to as "tax-sheltered annuities." Purchasers of the contracts for such purposes should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the contracts. In particular, purchasers should consider that the contract provides death benefit options that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit." If so, the contract owner could be deemed to receive currently taxable income. In addition, there are limitations on the amount of incidental benefits that may be provided under a tax-sheltered annuity. If the contract is issued with certain death benefit or an optional benefit such as the GRIP benefit, the presence of these benefits may increase the amount of any required minimum distributions that must be made under the contract.


Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

         - contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988,

         -        earnings on those contributions, and

         - earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of the year beginning before January 1, 1989.

These amounts can be paid only if the employee has reached age 59-1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the contract value to the issuer of another tax-sheltered annuity or into a
Section 403(b)(7) custodial account.)


Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for Federal income tax purposes.

                APPENDIX E: GUARANTEED RETIREMENT INCOME PROGRAM

Contracts purchased on or after September 10, 2001 but prior to July 21, 2003 were issued with a Guaranteed Retirement Income Program, GRIP, if the contract owner elected this optional rider and if the oldest annuitant was age 79 or younger at the time GRIP was elected. GRIP could not be elected on contracts issued on or after December 30, 2002 if the Payment Enhancement was elected. Election of GRIP is irrevocable.

GRIP guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity benefit payments. The amount of these payments is determined by applying the Income Base to the monthly income factors set forth in the GRIP rider. As described below, the Income Base is calculated as the greatest anniversary value prior to the oldest annuitant's age 81, reduced proportionately for partial withdrawals. Because the annuity options provided for in the contract are based on the contract value at the time of annuitization, the amount of the monthly payments under such options may exceed the monthly payments provided by GRIP. If GRIP is exercised and the monthly annuity payment available under the contract is greater than the monthly annuity payment provided by GRIP, we will pay the monthly annuity payment available under the contract. For GRIP, we impose an annual GRIP fee of 0.30% of the Income Base. The fee is deducted from the contract value on each contract anniversary.

THE ADDITION OF GRIP TO A CONTRACT MAY NOT ALWAYS BE IN THE INTEREST OF A CONTRACT OWNER SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.

GRIP INCOME BASE. The Income Base upon which the amount of GRIP annuity benefit payments is based is equal to the greatest anniversary value after the effective date of the GRIP rider and prior to the oldest annuitant's attained age 81. The anniversary value is equal to the contract value on the last day of the contract year, plus subsequent purchase payments, less any Income Base reductions (defined below) in connection with partial withdrawals since the last day of the contract year.

In determining the Income Base:

         - An Income Base reduction is on a pro rata basis and is equal to (i) times (ii) where: (i) is equal to the Income Base immediately prior to a partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.

         - The Income Base is reduced for any withdrawal charge remaining on the date of exercise of GRIP.

         - We reserve the right to reduce the Income Base by any premium taxes that may apply.

THE INCOME BASE IS USED SOLELY FOR PURPOSES OF CALCULATING GRIP PAYMENTS AND DOES NOT PROVIDE A CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION. BECAUSE THIS BENEFIT IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY OFTEN BE LESS THAN THE LEVEL THAT WOULD BE PROVIDED BY APPLICATION OF CONTRACT VALUE AT CURRENT ANNUITY FACTORS. THEREFORE, GRIP SHOULD BE REGARDED AS A SAFETY NET. AS DESCRIBED ABOVE UNDER "INCOME BASE," WITHDRAWALS WILL REDUCE THE GRIP BENEFIT.

EXERCISE OF GRIP. Conditions of Exercise. GRIP may be exercised subject to the following conditions:

         - GRIP may not be exercised until the 10th contract anniversary and then must be exercised within 30 days immediately following the 10th contract anniversary or any subsequent contract anniversary; and

         - GRIP must be exercised by the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the 10th contract anniversary, if later.

Monthly Income Factors. The Income Base may be applied to monthly income factors to purchase a guaranteed lifetime income under the following annuity options:

OPTION 1: LIFE ANNUITY WITH A 10-YEAR PERIOD CERTAIN - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Since payments are guaranteed for 10 years, annuity benefit payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

OPTION 2: JOINT AND SURVIVOR LIFE ANNUITY WITH A 20-YEAR PERIOD CERTAIN - An annuity with payments guaranteed for 20 years and continuing thereafter during the joint lifetime of the annuitant and a designated co-annuitant. Since payments are guaranteed for 20 years, annuity benefit payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the twentieth year.

The monthly income factors depend upon the sex and age (nearest birthday) of the annuitant (and co-annuitant, if any) and the annuity option selected. The factors are based on the 1983 Individual Annuity Mortality Table A projected at Scale G and reflect an assumed interest rate of 2.5% per annum. The annuitant may only be changed to an individual that is the same age or younger than the oldest current annuitant. A change of annuitant will not affect the Income Base calculation.

The use of GRIP is limited in connection with qualified plans, including an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if GRIP is not exercised under a qualified plan while you are alive, your beneficiary may be unable to exercise the GRIP benefit under the rider.



Hence, you should consider that since (a) GRIP may not be exercised until the 10th contract anniversary after its election and (b) the election of GRIP is irrevocable, there can be circumstances under a qualified plan in which a GRIP fee (discussed further below) will be imposed, even though GRIP may not be exercised because of the restrictions imposed by the minimum distribution requirements. Please consult your advisor.



In addition, the presence of an optional benefit, such as GRIP, could affect the amount of the required minimum distribution that must be made under your contract.


In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an annuity option so that it does not exceed the life expectancy of the annuitant(s), or the joint life expectancy of the joint annuitants(s), depending on the annuity option chosen. Once the guarantee period is shortened upon exercise of GRIP, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the annuitant or at any other time or due to any other event.


Illustrated below are the income amounts provided by GRIP, assuming a $100,000 initial purchase payment into a non-qualified contract, with no subsequent payments or withdrawals. "Current" is based on Contract Value applied to current annuity purchase rates. Contract Value is assumed to be as listed below. Current annuitization rates applied to Contract Value reflect an assumed interest rate of 6.65%, which is the average of the Single Premium Immediate Annuity ("SPIA") statutory maximum valuation rates for the period 1994-2003, as required by Illinois guidelines. "Guaranteed" is based on the GRIP Income Base applied to guaranteed annuity purchase rates (as stated in the GRIP rider). The Income Base is determined by the annual step-up, assumed to be as listed below.


EXAMPLE 1 - male annuitant age 60 at issue - Option 1: Life Annuity with a 10-Year Period Certain

                                                                  ANNUAL INCOME
CONTRACT ANNIVERSARY                                       ---------------------------        ANNUAL INCOME
 AT EXERCISE OF GRIP    ACCOUNT VALUE    INCOME BASE       CURRENT          GUARANTEED          PROVIDED
-------------------------------------------------------------------------------------------------------------
         10                $ 90,000        $160,000         $ 8,575           $10,733            $10,733
-------------------------------------------------------------------------------------------------------------
         15                $105,000        $160,000         $11,000           $12,288            $12,288
-------------------------------------------------------------------------------------------------------------
         20                $120,000        $160,000         $13,738           $13,958            $13,958

EXAMPLE 2 - male and female co-annuitants, both age 60 at issue - Option 2:
Joint and Survivor Life Annuity with a 20-Year Period Certain


                                                                  ANNUAL INCOME
CONTRACT ANNIVERSARY                                       ---------------------------        ANNUAL INCOME
 AT EXERCISE OF GRIP    ACCOUNT VALUE    INCOME BASE       CURRENT          GUARANTEED          PROVIDED
-------------------------------------------------------------------------------------------------------------
          10                $ 90,000        $160,000         $ 7,009            $8,294            $ 8,294
-------------------------------------------------------------------------------------------------------------
          15                $105,000        $160,000         $ 8,618            $9,062            $ 9,062
-------------------------------------------------------------------------------------------------------------
          20                $120,000        $160,000         $10,195            $9,658            $10,195


GRIP FEE. The risk assumed by us associated with GRIP is that annuity benefits payable under GRIP are greater than annuity benefits that would have been payable if the contract owner had selected another annuity benefit permitted by the contract and described under "PAY-OUT PERIOD PROVISIONS." To compensate us for this risk, we charge an annual GRIP fee (the "GRIP Fee"). On or before the maturity date, the GRIP Fee is deducted on each contract anniversary. The amount of the GRIP Fee is equal to 0.30% multiplied by the Income Base in effect on that contract anniversary. The GRIP Fee is withdrawn from each investment option in the same proportion that the value of the investment account of each investment option bears to the contract value.

If there is a full withdrawal of contract value on any date other than the contract anniversary, we will deduct a pro-rata portion of the GRIP Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the GRIP Fee will be multiplied by the Income Base immediately prior to withdrawal. The GRIP Fee will not be deducted during the annuity period. For purposes of determining the GRIP Fee, the commencement of annuity benefit payments will be treated as a full withdrawal.

TERMINATION OF GRIP. GRIP will terminate upon the earliest to occur of:

         - the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the tenth contract anniversary, if later;

         -        the termination of the contract for any reason; or

         -        the exercise of GRIP.

                   APPENDIX U: ACCUMULATION UNIT VALUE TABLES


Appendix U contains the following three accumulation unit value tables:



         (1) a table reflecting the fees for the optional Payment Enhancement,

         (2) a table not reflecting the fees for the Optional Payment Enhancement, and

         (3) a table for Ven 9 contracts (a previously sold contract, see Appendix C). No optional benefits are available for Ven 9 contracts.



Please note that neither GRIP nor GRIP II fees are deducted from contract value and, therefore, are not reflected in the accumulation unit values.

                                   APPENDIX U

                        TABLE OF ACCUMULATION UNIT VALUES
 CONTRACTS INVESTING IN SERIES I AND SERIES II SHARES (EXCEPT VEN 9 CONTRACTS)
                 (REFLECTING THE OPTIONAL PAYMENT ENHANCEMENT)



                                                    SERIES I SHARES                               SERIES II SHARES
                                     UNIT VALUE AT   UNIT VALUE AT  NUMBER OF UNITS  UNIT VALUE AT  UNIT VALUE AT  NUMBER OF UNITS
           SUB ACCOUNT               START OF YEAR    END OF YEAR   AT END OF YEAR   START OF YEAR   END OF YEAR    AT END OF YEAR
----------------------------------------------------------------------------------------------------------------------------------
SCIENCE & TECHNOLOGY TRUST
                2000                   $12.500000      $37.943261     190,914.612          N/A            N/A              N/A
                2001                    37.943261       14.291433     682,441.698          N/A            N/A              N/A
                2002                    14.291433        2.975729     846,829.815      $12.500000     $ 9.289319       25,846.015
                2003                     2.975729        4.397877   1,013,844.276        9.289319      13.734908       74,188.751
PACIFIC RIM EMERGING MARKETS TRUST
                2000                   $12.500000      $12.359297      49,612.472          N/A            N/A              N/A
                2001                    12.359297        7.400679     120,548.054          N/A            N/A              N/A
                2002                     7.400679        7.523557      15,150.275      $12.500000     $ 9.906070        5,833.671
                2003                     7.523557       10.403704      19,346.951        9.906070      13.678796       28,878.270
HEALTH SCIENCES TRUST
                2001                   $12.500000      $13.413253      40,822.550          N/A            N/A              N/A
                2002                    13.413253        9.567392     195,515.157      $12.500000     $10.612467       33,548.359
                2003                     9.567392       12.806521     203,142.611       10.612467      14.173571       65,278.511
EMERGING GROWTH TRUST
                2003                      N/A             N/A             N/A          $12.500000     $16.148310        3,192.162
AGGRESSIVE GROWTH TRUST
                2000                   $12.500000      $16.628126      88,069.743          N/A            N/A              N/A
                2001                    16.628126       12.326027     515,447.574          N/A            N/A              N/A
                2002                    12.326027        5.996302     462,774.252      $12.500000     $ 9.550203       32,571.916
                2003                     5.996302        7.888253     452,124.860        9.550203      12.535104       58,322.008
EMERGING SMALL COMPANY TRUST
                2000                   $12.500000      $24.610648      28,217.505          N/A            N/A              N/A
                2001                    24.610648       17.806889     148,141.116          N/A            N/A              N/A
                2002                    17.806889        5.810609     175,141.107      $12.500000     $ 9.537399       19,621.469
                2003                     5.810609        7.978493     181,354.748        9.537399      13.072316       44,946.566
SMALL COMPANY BLEND TRUST
                2000                   $12.500000      $15.922213      27,581.879          N/A            N/A              N/A
                2001                    15.922213       12.138851     175,081.404          N/A            N/A              N/A
                2002                    12.138851        6.762279     164,768.289      $12.500000     $ 9.067980       19,340.923
                2003                     6.762279        9.283714     201,227.661        9.067980      12.442530       62,434.734

                                                    SERIES I SHARES                               SERIES II SHARES
                                     UNIT VALUE AT   UNIT VALUE AT  NUMBER OF UNITS  UNIT VALUE AT  UNIT VALUE AT  NUMBER OF UNITS
           SUB ACCOUNT               START OF YEAR    END OF YEAR   AT END OF YEAR   START OF YEAR   END OF YEAR    AT END OF YEAR
----------------------------------------------------------------------------------------------------------------------------------
DYNAMIC GROWTH TRUST
                2000                   $12.500000      $ 7.906976     241,010.919          N/A            N/A              N/A
                2001                     7.906976        4.658653     274,485.674          N/A            N/A              N/A
                2002                     4.658653        3.624989     338,853.361      $12.500000     $10.103094        5,543.820
                2003                     3.624989        4.596353     783,009.456       10.103094      12.818851       81,894.992
MID CAP STOCK TRUST
                2000                   $12.500000      $12.483520      60,538.438          N/A            N/A              N/A
                2001                    12.483520       10.374890     220,863.064          N/A            N/A              N/A
                2002                    10.374890        8.123564     284,175.781      $12.500000     $10.097385       47,469.269
                2003                     8.123564       11.361678     328,634.566       10.097385      14.086575      102,096.906
NATURAL RESOURCES TRUST
                2003                      N/A             N/A             N/A          $12.500000     $17.774754       14,156.928
ALL CAP GROWTH TRUST
                2000                   $12.500000      $27.113084     107,417.572          N/A            N/A              N/A
                2001                    27.113084       17.927398     503,393.812          N/A            N/A              N/A
                2002                    17.927398        5.757704     635,050.061      $12.500000     $10.014973       28,523.999
                2003                     5.757704        7.312204     574,875.907      $10.014973     $12.694956       65,158.804
STRATEGIC OPPORTUNITIES TRUST
                2000                   $12.500000      $39.416089      84,730.840          N/A            N/A              N/A
                2001                    39.416089       30.409247     189,666.796          N/A            N/A              N/A
                2002                    30.409247        5.998128     522,346.742      $12.500000     $ 8.194922        8,849.557
                2003                     5.998128        7.417269     485,381.286        8.194922      10.115663       31,141.794
FINANCIAL SERVICES TRUST
                2001                   $12.500000      $11.524203      20,462.197          N/A            N/A              N/A
                2002                    11.524203        9.277011     129,019.108      $12.500000     $10.227986       28,212.039
                2003                     9.277011       12.177455     129,017.298       10.227986      13.407583       56,204.402
INTERNATIONAL STOCK TRUST
                2000                   $12.500000      $18.338932      21,852.045          N/A            N/A              N/A
                2001                    18.338932       11.672280     137,507.592          N/A            N/A              N/A
                2002                    11.672280        6.645829     126,007.776      $12.500000     $ 9.671864       12,366.634
                2003                     6.645829        8.507707     115,842.335        9.671864      12.379856       16,480.422
OVERSEAS TRUST
                2000                   $12.500000      $17.044524      50,910.958          N/A            N/A              N/A
                2001                    17.044524       10.628366     276,662.869          N/A            N/A              N/A
                2002                    10.628366        6.716070     108,577.592      $12.500000     $ 9.638389       13,228.671
                2003                     6.716070        9.492621     102,234.321        9.638389      13.611378       31,830.185
INTERNATIONAL SMALL CAP TRUST
                2000                   $12.500000      $26.974754      32,991.316          N/A            N/A              N/A
                2001                    26.974754       12.802022     142,851.821          N/A            N/A              N/A
                2002                    12.802022        5.556362      73,515.881      $12.500000     $ 9.866121        4,420.623
                2003                     5.556362        8.460002      57,627.131        9.866121      15.001355       31,043.910

                                                    SERIES I SHARES                               SERIES II SHARES
                                     UNIT VALUE AT   UNIT VALUE AT  NUMBER OF UNITS  UNIT VALUE AT  UNIT VALUE AT  NUMBER OF UNITS
           SUB ACCOUNT               START OF YEAR    END OF YEAR   AT END OF YEAR   START OF YEAR   END OF YEAR    AT END OF YEAR
----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL VALUE TRUST
                2000                   $12.500000      $12.860110      29,546.000          N/A            N/A              N/A
                2001                    12.860110       10.529997     118,612.587          N/A            N/A              N/A
                2002                    10.529997        8.476026     169,982.100      $12.500000     $ 9.770965       40,129.474
                2003                     8.476026       12.065552     160,669.000        9.770965      13.876213      122,136.325
QUANTITATIVE MID CAP TRUST
                2001                   $12.500000      $10.104317       1,434.817          N/A            N/A              N/A
                2002                    10.104317        7.662062      30,835.135      $12.500000     $ 9.859063        6,950.720
                2003                     7.662062       10.430346      25,840.007        9.859063      13.401266       11,927.595
MID CAP CORE TRUST
                2003                       N/A             N/A             N/A         $12.500000     $15.125220       11,453.410
GLOBAL EQUITY TRUST
                2000                   $12.500000      $24.633827      38,003.587          N/A            N/A              N/A
                2001                    24.633827       22.548612      84,031.798          N/A            N/A              N/A
                2002                    22.548612        8.882263     153,605.430      $12.500000     $10.316092       15,985.255
                2003                     8.882263       11.125022     133,988.429       10.316092      12.897371       23,117.407
STRATEGIC GROWTH TRUST
                2001                   $12.500000      $10.916683       8,166.976         N/A            N/A              N/A
                2002                    10.916683        7.700872     180,474.320      $12.500000     $10.362137       19,776.840
                2003                     7.700872        9.600076     162,312.425       10.362137      12.891982       69,534.791
CAPITAL APPRECIATION TRUST
                2000                   $12.500000      $10.945558          91.361          N/A            N/A              N/A
                2001                    10.945558        8.804929       9,622.285          N/A            N/A              N/A
                2002                     8.804929        5.978615     111,049.340      $12.500000     $ 9.544262       26,055.114
                2003                     5.978615        7.606320      99,870.765        9.544262      12.132085       44,088.716
QUANTITATIVE ALL CAP TRUST
                2003                       N/A             N/A             N/A         $12.500000     $15.370112            0.000
ALL CAP CORE TRUST
                2000                   $12.500000      $28.060585      59,898.278          N/A            N/A              N/A
                2001                    28.060585       15.600316     299,500.672          N/A            N/A              N/A
                2002                    15.600316        5.159206     257,701.426      $12.500000     $10.516293        1,371.263
                2003                     5.159206        6.669038     273,880.631       10.516293      13.564126        4,810.357
LARGE CAP GROWTH TRUST
                2000                   $12.500000      $28.465074      87,649.390          N/A            N/A              N/A
                2001                    28.465074       19.506566     320,842.682          N/A            N/A              N/A
                2002                    19.506566        6.689181     886,369.417      $12.500000     $10.090965       54,024.235
                2003                     6.689181        8.238003     774,794.316       10.090965      12.418740      165,758.816
QUANTITATIVE EQUITY TRUST
                2000                   $12.500000      $24.202000      22,972.748          N/A            N/A              N/A
                2001                    24.202000       19.274831     169,517.583          N/A            N/A              N/A
                2002                    19.274831        6.496049     194,190.550      $12.500000     $10.068051        9,007.664
                2003                     6.496049        7.886786     148,572.413       10.068051      12.208488       17,773.420
BLUE CHIP GROWTH TRUST
                2000                   $12.500000      $25.560000     226,749.920          N/A            N/A              N/A
                2001                    25.560000       20.643428     754,939.105          N/A            N/A              N/A
                2002                    20.643428        7.211675   1,108,759.927      $12.500000     $10.206043      114,270.143
                2003                     7.211675        9.153842   1,055,793.939       10.206043      12.939311      224,969.723
U. S. LARGE CAP TRUST
                2000                   $12.500000      $12.721279     110,817.291          N/A            N/A              N/A
                2001                    12.721279       12.390130     416,598.612          N/A            N/A              N/A
                2002                    12.390130        8.775940     520,506.161      $12.500000     $ 9.899663       78,162.059
                2003                     8.775940       11.820052     571,627.383        9.899663      13.296623      188,867.731

                                                    SERIES I SHARES                               SERIES II SHARES
                                     UNIT VALUE AT   UNIT VALUE AT  NUMBER OF UNITS  UNIT VALUE AT  UNIT VALUE AT  NUMBER OF UNITS
           SUB ACCOUNT               START OF YEAR    END OF YEAR   AT END OF YEAR   START OF YEAR   END OF YEAR    AT END OF YEAR
----------------------------------------------------------------------------------------------------------------------------------
STRATEGIC VALUE TRUST
                2001                   $12.500000      $10.599650      26,767.133          N/A            N/A              N/A
                2002                    10.599650        7.564926     133,442.939      $12.500000     $ 9.803416       34,800.048
                2003                     7.564926        9.573143     111,147.860        9.803416      12.396163       46,825.794
LARGE CAP VALUE TRUST
                2003                       N/A            N/A             N/A          $12.500000     $15.753916        2,045.449
UTILITIES TRUST
                2001                   $12.500000      $ 9.259344      20,684.370          N/A            N/A              N/A
                2002                     9.259344        6.939875     126,518.349      $12.500000     $10.862270        9,361.179
                2003                     6.939875        9.174298     127,262.825       10.862270      14.330345       25,905.972
REAL ESTATE SECURITIES TRUST
                2000                   $12.500000      $11.174188       6,162.684          N/A            N/A              N/A
                2001                    11.174188       14.088482      39,194.575          N/A            N/A              N/A
                2002                    14.088482       13.882066     130,515.528      $12.500000     $11.817865       81,806.487
                2003                    13.882066       18.981707     152,775.027       11.817865      16.134374      143,081.240
SMALL CAP OPPORTUNITIES TRUST
                2003                       N/A            N/A             N/A          $12.500000     $17.280544        1,675.697
SMALL COMPANY VALUE TRUST
                2000                   $12.500000      $11.904646      37,963.395          N/A            N/A              N/A
                2001                    11.904646       13.063929     134,880.920          N/A            N/A              N/A
                2002                    13.063929       12.924339     230,753.196      $12.500000     $10.207514      140,796.840
                2003                    12.924339       16.976139     265,650.345       10.207514      13.397323      307,326.087
SPECIAL VALUE TRUST
                2003                       N/A            N/A             N/A          $12.500000     $15.619575        1,028.147
MID CAP VALUE TRUST
                2001                   $12.500000      $12.966914      46,274.708          N/A            N/A              N/A
                2002                    12.966914       11.426974     388,436.976      $12.500000     $10.830161      112,236.528
                2003                    11.426974       14.076273     343,446.552       10.830161      13.317463      244,975.504
VALUE TRUST
                2000                   $12.500000      $13.987433      29,886.713          N/A            N/A              N/A
                2001                    13.987433       17.521564     171,629.264          N/A            N/A              N/A
                2002                    17.521564       11.988345     224,097.335      $12.500000     $ 9.493546       22,238.917
                2003                    11.988345       16.346669     207,652.655        9.493546      12.930141       58,325.623
ALL CAP VALUE TRUST
                2001                   $12.500000      $12.494117      10,755.089          N/A            N/A              N/A
                2002                    12.494117        8.838989     135,094.879      $12.500000     $ 9.653351       33,746.916
                2003                     8.838989       12.017788     133,410.211        9.653351      13.106512       76,153.942
FUNDAMENTAL VALUE TRUST
                2001                   $12.500000      $11.620125      29,957.091          N/A            N/A              N/A
                2002                    11.620125        9.545508     559,714.789      $12.500000     $10.546509       99,580.620
                2003                     9.545508       12.178644     531,469.339       10.546509      13.428610      222,591.510
GROWTH & INCOME TRUST
                2000                   $12.500000      $38.655938     306,537.047          N/A            N/A              N/A
                2001                    38.655938       30.971701     780,041.587          N/A            N/A              N/A
                2002                    30.971701        7.556172   1,735,841.169      $12.500000     $10.290331      157,974.937
                2003                     7.556172        9.399287   1,689,906.780       10.290331      12.782466      342,057.086
GREAT COMPANIES-AMERICA TRUST
                2003                      N/A             N/A             N/A          $12.500000      13.909520            0.000

                                                    SERIES I SHARES                               SERIES II SHARES
                                     UNIT VALUE AT   UNIT VALUE AT  NUMBER OF UNITS  UNIT VALUE AT  UNIT VALUE AT  NUMBER OF UNITS
           SUB ACCOUNT               START OF YEAR    END OF YEAR   AT END OF YEAR   START OF YEAR   END OF YEAR    AT END OF YEAR
----------------------------------------------------------------------------------------------------------------------------------
EQUITY-INCOME TRUST
                2000                   $12.500000      $22.487758     119,864.541          N/A            N/A              N/A
                2001                    22.487758       25.025958     344,261.073          N/A            N/A              N/A
                2002                    25.025958       12.098791     937,928.342      $12.500000     $10.405752      208,253.464
                2003                    12.098791       14.929570     878,873.440       10.405752      12.822685      422,296.072
INCOME & VALUE TRUST
                2000                   $12.500000      $22.230152      34,370.923          N/A            N/A              N/A
                2001                    22.230152       22.905535      89,881.946          N/A            N/A              N/A
                2002                    22.905535       10.418378     276,652.796      $12.500000     $10.830938       42,936.873
                2003                    10.418378       12.949206     290,585.952       10.830938      13.440953      101,086.388
BALANCED TRUST
                2000                   $12.500000      $15.962370      36,237.361          N/A            N/A              N/A
                2001                    15.962370       12.637994      87,301.176          N/A            N/A              N/A
                2002                    12.637994        8.355296     185,638.048      $12.500000     $11.260340       25,931.854
                2003                     8.355296        9.384581     152,846.360       11.260340      12.633600       38,261.995
GLOBAL ALLOCATION TRUST
                2000                   $12.500000      $11.989936      59,878.775          N/A            N/A              N/A
                2001                    11.989936       10.239810      93,268.336          N/A            N/A              N/A
                2002                    10.239810        7.827267      64,137.953      $12.500000     $10.136635       11,717.653
                2003                     7.827267        9.724144      69,066.871       10.136635      12.597473       20,881.314
HIGH YIELD TRUST
                2000                   $12.500000      $14.993650      26,298.259          N/A            N/A              N/A
                2001                    14.993650       12.544550     107,849.797          N/A            N/A              N/A
                2002                    12.544550        9.790451     369,742.440      $12.500000     $11.698735       43,414.939
                2003                     9.790451       11.972562     775,551.168       11.698735      14.277775      401,906.534
STRATEGIC BOND TRUST
                2000                   $12.500000      $14.602672      37,068.994          N/A            N/A              N/A
                2001                    14.602672       16.199150     111,312.299          N/A            N/A              N/A
                2002                    16.199150       14.424843     396,080.520      $12.500000     $13.019956       86,329.214
                2003                    14.424843       16.033629     327,012.441       13.019956      14.447843      182,221.284
GLOBAL BOND TRUST
                2000                   $12.500000      $19.632749       6,544.205          N/A            N/A              N/A
                2001                    19.632749       19.512793      27,424.601          N/A            N/A              N/A
                2002                    19.512793       15.007467     116,859.182      $12.500000     $14.290823       73,987.242
                2003                    15.007467       17.017639      92,809.602       14.290823      16.172895      126,575.639
DIVERSIFIED BOND TRUST
                2000                   $12.500000      $18.002047      17,159.783          N/A            N/A              N/A
                2001                    18.002047       20.680033     108,612.803          N/A            N/A              N/A
                2002                    20.680033       14.676304     473,733.407      $12.500000     $13.172978       67,058.952
                2003                    14.676304       15.085667     410,764.114       13.172978      13.538653      155,026.744
INVESTMENT QUALITY BOND TRUST
                2000                   $12.500000      $19.030000      19,293.000          N/A            N/A              N/A
                2001                    19.030000       21.739025     148,463.234          N/A            N/A              N/A
                2002                    21.739025       14.872861     520,989.359      $12.500000     $13.324346      127,398.845
                2003                    14.872861       15.684843     413,891.847       13.324346      14.040925      224,878.772
TOTAL RETURN TRUST
                2000                   $12.500000      $12.255674      78,135.381          N/A            N/A              N/A
                2001                    12.255674       14.311130     509,254.103          N/A            N/A              N/A
                2002                    14.311130       15.136415   1,785,674.390      $12.500000     $13.312683      584,424.119
                2003                    15.136415       15.620011   1,625,589.712       13.312683      13.719187      961,422.212
REAL RETURN BOND TRUST
                2003                    N/A             N/A             N/A            $12.500000     $12.950068       75,510.849

                                                    SERIES I SHARES                               SERIES II SHARES
                                     UNIT VALUE AT   UNIT VALUE AT  NUMBER OF UNITS  UNIT VALUE AT  UNIT VALUE AT  NUMBER OF UNITS
           SUB ACCOUNT               START OF YEAR    END OF YEAR   AT END OF YEAR   START OF YEAR   END OF YEAR    AT END OF YEAR
----------------------------------------------------------------------------------------------------------------------------------
U. S. GOVERNMENT SECURITIES TRUST
                2000                   $12.500000      $18.286918      23,761.010          N/A            N/A              N/A
                2001                    18.286918       21.100300     213,476.623          N/A            N/A              N/A
                2002                    21.100300       14.728774   1,176,775.752      $12.500000     $13.099241      293,642.992
                2003                    14.728774       14.724137     821,504.334       13.099241      13.076906      629,035.880
MONEY MARKET TRUST
                2000                   $12.500000      $16.291410     247,891.481          N/A            N/A              N/A
                2001                    16.291410       17.373030     923,114.410          N/A            N/A              N/A
                2002                    17.373030       12.876223   2,239,473.317      $12.500000     $12.435154      565,393.480
                2003                    12.876223       12.726413   1,185,953.841       12.435154      12.266109      644,149.434
SMALL CAP INDEX TRUST
                2000                   $12.500000      $11.596178       9,272.654          N/A            N/A              N/A
                2001                    11.596178       11.605417      13,892.377          N/A            N/A              N/A
                2002                    11.605417        9.190549      54,023.089      $12.500000     $ 9.484387       23,713.304
                2003                     9.190549       13.166570      61,657.455        9.484387      13.545063       59,072.534
INTERNATIONAL INDEX TRUST
                2000                   $12.500000      $11.167069       1,878.299          N/A            N/A              N/A
                2001                    11.167069        8.543617      10,713.892          N/A            N/A              N/A
                2002                     8.543617        7.156227      43,078.115      $12.500000     $10.138456        5,378.031
                2003                     7.156227        9.295464      29,339.832       10.138456      13.162710       11,034.446
MID CAP INDEX TRUST
                2000                   $12.500000      $13.271787       7,386.215          N/A            N/A              N/A
                2001                    13.271787       12.858949      29,578.434          N/A            N/A              N/A
                2002                    12.858949       10.642876      56,880.317      $12.500000     $ 9.990307       26,727.201
                2003                    10.642876       14.073554      56,431.219        9.990307      13.186545       67,110.688
TOTAL STOCK MARKET INDEX TRUST
                2000                   $12.500000      $11.142088      14,525.854          N/A            N/A              N/A
                2001                    11.142088        9.732630      24,082.696          N/A            N/A              N/A
                2002                     9.732630        7.713002      99,157.135      $12.500000     $10.203777       16,299.851
                2003                     7.713002        9.893926      91,041.050       10.203777      13.066689       45,352.487
500 INDEX TRUST
                2000                   $12.500000      $12.500000           0.000          N/A            N/A              N/A
                2001                    12.500000        9.916084     237,910.511          N/A            N/A              N/A
                2002                     9.916084        7.548807     446,243.922      $12.500000     $10.209272       58,511.697
                2003                     7.548807        9.495529     543,809.507       10.209272      12.817386      264,511.251
LIFESTYLE AGGRESSIVE 1000 TRUST
                2000                   $12.500000      $15.974195      15,601.680          N/A            N/A              N/A
                2001                    15.974195       12.723595      83,185.508          N/A            N/A              N/A
                2002                    12.723595        7.846184     186,266.968      $12.500000     $10.002183       20,954.034
                2003                     7.846184       10.402017     201,029.387       10.002183      13.260309       66,101.004
LIFESTYLE GROWTH 820 TRUST
                2000                   $12.500000      $16.893101     105,797.527          N/A            N/A              N/A
                2001                    16.893101       14.495682     311,049.445          N/A            N/A              N/A
                2002                    14.495682        8.934824     846,311.891      $12.500000     $10.663111      324,491.121
                2003                     8.934824       11.374440     916,436.297       10.663111      13.563170      550,860.405
LIFESTYLE BALANCED 640 TRUST
                2000                   $12.500000      $16.257312      94,609.451          N/A            N/A              N/A
                2001                    16.257312       15.433664     319,579.146          N/A            N/A              N/A
                2002                    15.433664       10.228949   1,326,802.201      $12.500000     $11.329788      486,763.639
                2003                    10.228949       12.461505   1,654,898.067       11.329788      13.802621    1,308,589.533

                                                    SERIES I SHARES                               SERIES II SHARES
                                     UNIT VALUE AT   UNIT VALUE AT  NUMBER OF UNITS  UNIT VALUE AT  UNIT VALUE AT  NUMBER OF UNITS
           SUB ACCOUNT               START OF YEAR    END OF YEAR   AT END OF YEAR   START OF YEAR   END OF YEAR    AT END OF YEAR
----------------------------------------------------------------------------------------------------------------------------------
LIFESTYLE MODERATE 460 TRUST
                2000                   $12.500000      $16.142259      23,104.290          N/A            N/A              N/A
                2001                    16.142259       16.185243      75,875.920          N/A            N/A              N/A
                2002                    16.185243       11.527502   1,002,295.053      $12.500000     $11.884486      214,107.988
                2003                    11.527502       13.346846   1,047,797.805       11.884486      13.760160      801,726.076
LIFESTYLE CONSERVATIVE 280 TRUST
                2000                   $12.500000      $15.439823      22,992.739          N/A            N/A              N/A
                2001                    15.439823       16.689833      79,992.968          N/A            N/A              N/A
                2002                    16.689833       13.091280     908,673.057      $12.500000     $12.466950      237,070.595
                2003                    13.091280       14.350511     745,795.744       12.466950      13.665685      876,164.748
AMERICAN INTERNATIONAL TRUST
                2003                      N/A             N/A             N/A          $12.500000     $16.469766       34,266.845
AMERICAN GROWTH TRUST
                2003                      N/A             N/A             N/A          $12.500000     $15.234022      139,896.206
AMERICAN GROWTH-INCOME TRUST
                2003                      N/A             N/A             N/A          $12.500000     $15.352637      130,001.209
AMERICAN BLUE CHIP GROWTH AND
  INCOME TRUST
                2003                      N/A             N/A             N/A          $12.500000     $15.263668       70,374.345

Units under this series of contracts were first credited under the subaccounts on January 1, 2001 except in the following instances:

Telecommunications, Health Sciences, Mid Cap Growth, Mid Cap Opportunities, Financial Services, All Cap Value, Quantitative Mid Cap, Strategic Growth, Capital Opportunities, Utilities, Mid Cap Value and Fundamental Value Trusts where units were first credited on May 1, 2001.

Emerging Growth, Natural Resources, Mid Cap Core, Quantitative All Cap, Large Cap Value, Small Cap Opportunities, Special Value and Real Return Bond where units were first credited on May 5, 2003.


American Growth, American International, American Growth-Income, and American Blue Chip Income and Growth where units were first credited on May 5, 2003.



Great Companies-America where units were first credited on December 8, 2003.

                       TABLE OF ACCUMULATION UNIT VALUES
 CONTRACTS INVESTING IN SERIES I AND SERIES II SHARES (EXCEPT VEN 9 CONTRACTS)
               (NOT REFLECTING THE OPTIONAL PAYMENT ENHANCEMENT)


                                                    SERIES I SHARES                               SERIES II SHARES
                                     UNIT VALUE AT   UNIT VALUE AT  NUMBER OF UNITS  UNIT VALUE AT  UNIT VALUE AT  NUMBER OF UNITS
           SUB ACCOUNT               START OF YEAR    END OF YEAR   AT END OF YEAR   START OF YEAR   END OF YEAR    AT END OF YEAR
----------------------------------------------------------------------------------------------------------------------------------
INTERNET TECHNOLOGIES TRUST
                2000                   $12.500000      $ 6.965644     127,777.856          N/A            N/A             N/A
                2001                     6.965644        3.714267      95,212.564          N/A            N/A             N/A
                2002                     3.714267        2.292614     168,709.423      $12.500000     $11.384476       1,389.257
                2003                     2.292614        3.677586           0.000       11.384476      18.183821           0.000
SCIENCE & TECHNOLOGY TRUST
                1999                   $ 12.50000      $37.943261      190,914.61          N/A            N/A             N/A
                2000                    37.943261       24.672266      684,285.53          N/A            N/A             N/A
                2001                    24.672266        5.112469      703,830.81          N/A            N/A             N/A
                2002                     5.112469        8.347636      560578.337      $12.500000     $ 9.310073       6,102.986
                2003                     8.347636       12.380272     539,494.349        9.310073      13.813745     130,487.874
PACIFIC RIM EMERGING MARKETS TRUST
                1999                   $12.500000      $12.359297      49,612.472          N/A            N/A             N/A
                2000                    12.359297        9.217819     136,877.009          N/A            N/A             N/A
                2001                     9.217819        8.753934       3,469.705          N/A            N/A             N/A
                2002                     8.753934        6.382853     102,412.297      $12.500000     $ 9.928205         483.702
                2003                     6.382853        8.857201     104,362.282        9.928205      13.757335      25,846.675
TELECOMMUNICATIONS TRUST
                2001                   $12.500000      $ 7.836946      24,916.745          N/A            N/A             N/A
                2002                   $ 7.836946        4.053631        7973.633      $12.500000     $ 9.959292       1,625.061
                2003                     4.053631        5.682426           0.000        9.959292      13.951313           0.000
HEALTH SCIENCES TRUST
                2001                   $12.500000      $13.381761      78,979.368          N/A            N/A             N/A
                2002                    13.381761        9.623619      59,439.305      $12.500000     $10.636160       8,333.904
                2003                     9.623619       12.926890      57,650.623       10.636160      14.254961      81,652.571
EMERGING GROWTH TRUST
                2003                      N/A             N/A             N/A          $12.500000      16.185428       8,066.577
AGGRESSIVE GROWTH TRUST
                1999                   $12.500000      $16.628126      88,069.743          N/A            N/A             N/A
                2000                    16.628126       16.889157     470,760.232          N/A            N/A             N/A
                2001                    16.889157        8.132426     271,520.815          N/A            N/A             N/A
                2002                     8.132426        9.120311     481,914.242      $12.500000     $ 9.571530      42,198.199
                2003                     9.120311       12.039961     444,898.626        9.571530      12.607074     149,385.228
EMERGING SMALL COMPANY TRUST
                1999                   $12.500000      $24.610648      28,217.505          N/A            N/A             N/A
                2000                    24.610648       23.225958     140,786.687          N/A            N/A             N/A
                2001                    23.225958        8.352524     104,648.168          N/A            N/A             N/A
                2002                     8.352524       12.431278     131,999.308      $12.500000     $ 9.558698      15,124.777
                2003                    12.431278       17.129022     115,947.068        9.558698      13.147372     103,731.432
SMALL COMPANY BLEND TRUST
                1999                   $12.500000      $15.922213      27,581.879          N/A            N/A             N/A
                2000                    15.922213       12.601917     123,969.780          N/A            N/A             N/A
                2001                    12.601917        9.244249      90,007.659          N/A            N/A             N/A
                2002                     9.244249        8.910911     144,646.199      $12.500000     $ 9.088229      18,573.464
                2003                     8.910911       12.276306     145,073.443        9.088229      12.513965      96,231.632

                                                    SERIES I SHARES                               SERIES II SHARES
                                     UNIT VALUE AT   UNIT VALUE AT  NUMBER OF UNITS  UNIT VALUE AT  UNIT VALUE AT  NUMBER OF UNITS
           SUB ACCOUNT               START OF YEAR    END OF YEAR   AT END OF YEAR   START OF YEAR   END OF YEAR    AT END OF YEAR
----------------------------------------------------------------------------------------------------------------------------------
DYNAMIC GROWTH TRUST
                2000                   $12.500000      $ 7.906976     241,010.919          N/A            N/A             N/A
                2001                     7.906976        5.149629     307,765.260          N/A            N/A             N/A
                2002                     5.149629        3.290900     233,914.485      $12.500000     $10.125646       4,320.172
                2003                     3.290900        4.187368     304,799.188       10.125646       4.187368     304,799.188
MID CAP GROWTH TRUST
                2001                   $12.500000      $10.347320      51,758.312          N/A            N/A             N/A
                2002                    10.347320        7.120941      31,007.895      $12.500000     $ 9.698036       7,723.434
                2003                     7.120941        9.645786           0.000        9.698036      13.108204           0.000
MID CAP OPPORTUNITIES TRUST
                2001                   $12.500000      $10.465924      44,679.460          N/A            N/A             N/A
                2002                    10.465924        7.218634      18,356.639      $12.500000     $ 9.425830       6,446.870
                2003                     7.218634        9.633617           0.000        9.425830      12.551745           0.000
MID CAP STOCK TRUST
                1999                   $12.500000      $12.483520      60,538.438          N/A            N/A             N/A
                2000                    12.483520       11.821790     168,534.847          N/A            N/A             N/A
                2001                    11.821790       10.676087     160,450.669          N/A            N/A             N/A
                2002                    10.676087        7.922112     202,603.670      $12.500000     $10.119925      33,897.550
                2003                     7.922112       11.118720     200,487.922       10.119925      11.118720     200,487.922
NATURAL RESOURCES TRUST
                2003                      N/A             N/A             N/A          $12.500000     $17.815615      27,083.902
ALL CAP GROWTH TRUST
                1999                   $12.500000      $27.113084     107,417.572          N/A            N/A             N/A
                2000                    27.113084       23.852189     477,236.001          N/A            N/A             N/A
                2001                    23.852189        7.751463     483,816.714          N/A            N/A             N/A
                2002                     7.751463       13.363096     423,069.449      $12.500000     $10.037335      15,155.970
                2003                    13.363096       17.030370     370,059.594       10.037335      12.767854      81,892.628
STRATEGIC OPPORTUNITIES TRUST
                1999                   $12.500000      $39.416089      84,730.840          N/A            N/A             N/A
                2000                    39.416089       36.392717     191,970.513          N/A            N/A             N/A
                2001                    36.392717        9.968780     376,313.755          N/A            N/A             N/A
                2002                     9.968780       18.361297     175,537.199      $12.500000     $ 8.213230       5,651.929
                2003                    18.361297       22.785020     152,186.308        8.213230      22.785020     152,186.308
FINANCIAL SERVICES TRUST
                2001                   $12.500000      $11.497105      48,895.547          N/A            N/A             N/A
                2002                    11.497105        9.331532      29,104.918      $12.500000     $10.250809       5,638.287
                2003                     9.331532       12.291912      32,451.888       10.250809      13.484576      68,399.138
INTERNATIONAL STOCK TRUST
                1999                   $12.500000      $18.338932      21,852.045          N/A            N/A             N/A
                2000                    18.338932       15.087850     124,425.660          N/A            N/A             N/A
                2001                    15.087850        8.636273      69,101.381          N/A            N/A             N/A
                2002                     8.636273        9.013656     131,617.858      $12.500000     $ 9.693467      14,268.584
                2003                     9.013656       11.579330     115,126.667        9.693467      11.579330     115,126.667
OVERSEAS TRUST
                1999                   $12.500000      $17.044524      50,910.958          N/A            N/A             N/A
                2000                    17.044524       13.661286     247,770.757          N/A            N/A             N/A
                2001                    13.661286        8.700270      79,174.266          N/A            N/A             N/A
                2002                     8.700270        8.233265     247,378.331      $12.500000     $ 9.659911       7,480.288
                2003                     8.233265       11.677803     233,008.781        9.659911      13.689517      38,829.803

                                                    SERIES I SHARES                               SERIES II SHARES
                                     UNIT VALUE AT   UNIT VALUE AT  NUMBER OF UNITS  UNIT VALUE AT  UNIT VALUE AT  NUMBER OF UNITS
           SUB ACCOUNT               START OF YEAR    END OF YEAR   AT END OF YEAR   START OF YEAR   END OF YEAR    AT END OF YEAR
----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL SMALL CAP TRUST
                1999                   $12.500000      $26.974754      32,991.316          N/A            N/A             N/A
                2000                    26.974754       18.844170     163,214.007          N/A            N/A             N/A
                2001                    18.844170        6.790288      35,068.244          N/A            N/A             N/A
                2002                     6.790288       10.512423     121,855.079      $12.500000     $ 9.888129       4,073.095
                2003                    10.512423       16.062039     124,815.114        9.888129      15.087440      54,188.398
INTERNATIONAL VALUE TRUST
                1999                   $12.500000      $12.860110      29,546.092          N/A            N/A             N/A
                2000                    12.860110       11.862293     106,685.205          N/A            N/A             N/A
                2001                    11.862293       10.498425      61,426.677          N/A            N/A             N/A
                2002                    10.498425        8.531381     134,249.166      $12.500000     $ 9.792779      56,165.063
                2003                     8.531381       12.186877     141,214.683        9.792779      13.955892     208,885.142
QUANTITATIVE MID CAP TRUST
                2001                   $12.500000      $10.080533       4,604.269         N/A            N/A             N/A
                2002                    10.080533        7.707109       7,733.973      $12.500000     $ 9.881083       1,821.047
                2003                     7.707109       10.528409       6,647.530        9.881083      13.478226       7,464.647
MID CAP CORE TRUST
                2003                      N/A             N/A             N/A          $12.500000      15.160007      48,269.718
GLOBAL EQUITY TRUST
                1999                   $12.500000      $24.633827      38,003.587          N/A            N/A             N/A
                2000                    24.633827       27.253960      88,244.153          N/A            N/A             N/A
                2001                    27.253960       11.174588      80,490.457          N/A            N/A             N/A
                2002                    11.174588       17.985999      76,423.879      $12.500000     $10.339112       6,452.841
                2003                    17.985999       22.606366      64,511.180       10.339112      12.971433      36,341.146
STRATEGIC GROWTH TRUST
                2001                   $12.500000      $10.891002      66,971.084          N/A            N/A             N/A
                2002                    10.891002        7.746167      25,475.520      $12.500000     $10.385269      42,058.876
                2003                     7.746167        9.690358      18,904.308       10.385269      12.966005     160,733.212
CAPITAL APPRECIATION TRUST
                2000                   $12.500000      $10.945558          91.361          N/A            N/A             N/A
                2001                    10.945558        8.769024      57,393.221          N/A            N/A             N/A
                2002                     8.769024        6.024194      46,829.053      $12.500000     $ 9.565574      11,847.195
                2003                     6.024194        7.691148      44,219.668        9.565574      12.201755      75,331.891
QUANTITATIVE ALL CAP TRUST
                2003                      N/A             N/A             N/A          $12.500000     $15.405463          28.073
ALL CAP CORE TRUST
                1999                   $12.500000      $28.060585      59,898.278          N/A            N/A             N/A
                2000                    28.060585       20.120816     253,991.556          N/A            N/A             N/A
                2001                    20.120816        7.022468     173,640.653          N/A            N/A             N/A
                2002                     7.022468       11.501386     251,357.600      $12.500000     $10.539761       3,755.072
                2003                    11.501386       14.919288     215,705.487       10.539761      13.642000      10,611.452
LARGE CAP GROWTH TRUST
                1999                   $12.500000      $28.465074      87,649.390          N/A            N/A             N/A
                2000                    28.465074       24.071737     302,094.407          N/A            N/A             N/A
                2001                    24.071737        8.821694     535,491.156          N/A            N/A             N/A
                2002                     8.821694       14.843099     296,436.180      $12.500000     $10.113484      48,412.678
                2003                    14.843099       18.343918     273,376.877       10.113484      12.490048     233,752.478

                                                    SERIES I SHARES                               SERIES II SHARES
                                     UNIT VALUE AT   UNIT VALUE AT  NUMBER OF UNITS  UNIT VALUE AT  UNIT VALUE AT  NUMBER OF UNITS
           SUB ACCOUNT               START OF YEAR    END OF YEAR   AT END OF YEAR   START OF YEAR   END OF YEAR    AT END OF YEAR
----------------------------------------------------------------------------------------------------------------------------------
QUANTITATIVE EQUITY TRUST
                1999                   $12.500000      $24.202942      22,972.748          N/A            N/A             N/A
                2000                    24.202942       25.371611     105,670.483          N/A            N/A             N/A
                2001                    25.371611        9.154017     178,290.732          N/A            N/A             N/A
                2002                     9.154017       13.726237     137,497.396      $12.500000     $10.090522       5,437.860
                2003                    13.726237       16.723266     117,008.726       10.090522      12.278589       9,573.863
BLUE CHIP GROWTH TRUST
                1999                   $12.500000      $25.568866     226,749.926          N/A            N/A             N/A
                2000                    25.568866       24.518135     709,637.687          N/A            N/A             N/A
                2001                    24.518135        9.689796     717,328.042          N/A            N/A             N/A
                2002                     9.689796       15.417955     650,695.102      $12.500000     $10.228826      28,105.206
                2003                    15.417955       19.638699     574,880.740       10.228826      13.013611     236,960.157
U. S. LARGE CAP TRUST
                1999                   $12.500000      $12.721279     110,817.291          N/A            N/A             N/A
                2000                    12.721279       12.894130     345,813.941          N/A            N/A             N/A
                2001                    12.894130       11.937561     241,495.430          N/A            N/A             N/A
                2002                    11.937561        9.140645     377,150.908      $12.500000     $ 9.921762      38,531.854
                2003                     9.140645       12.354355     339,701.807        9.921762      13.372967     128,788.428
STRATEGIC VALUE TRUST
                2001                   $12.500000      $10.574706      54,262.972          N/A            N/A             N/A
                2002                    10.574706        7.609422      37,191.618      $12.500000     $ 9.825317       3,532.979
                2003                     7.609422        9.663184      30,697.791        9.825317      12.467370      81,978.211
LARGE CAP VALUE TRUST
                2003                      N/A             N/A             N/A          $12.500000     $15.790145       9,403.316
UTILITIES TRUST
                2001                   $12.500000      $ 9.237560      82,991.866          N/A            N/A             N/A
                2002                   $ 9.237560        6.980670      14,819.844      $12.500000     $10.886485       1,855.916
                2003                     6.980670        9.260547      26,412.639       10.886485      14.412596      33,131.896
REAL ESTATE SECURITIES TRUST
                1999                   $12.500000      $11.174188       6,162.684          N/A            N/A             N/A
                2000                    11.174188       13.852028      24,649.337          N/A            N/A             N/A
                2001                    13.852028       13.771429      64,488.640          N/A            N/A             N/A
                2002                    13.771429       14.251467      84,014.155      $12.500000     $11.844201      33,208.619
                2003                    14.251467       19.555029      76,239.474       11.844201      16.226962      83,942.111
SMALL CAP OPPORTUNITIES TRUST
                2003                      N/A             N/A             N/A          $12.500000     $17.320262      28,866.409
SMALL COMPANY VALUE TRUST
                1999                   $12.500000      $11.904646      37,963.395          N/A            N/A             N/A
                2000                    11.904646       12.436171      81,120.416          N/A            N/A             N/A
                2001                    12.436171       13.981425      83,012.510          N/A            N/A             N/A
                2002                    13.981425       12.118604     184,977.734      $12.500000     $10.230293      58,245.185
                2003                    12.118604       15.973512     153,846.706       10.230293      13.474224     239,594.124
SPECIAL VALUE TRUST
                2003                      N/A             N/A             N/A          $12.500000     $15.655498         654.329
MID CAP VALUE TRUST
                2001                   $12.500000      $12.936460     108,620.860          N/A            N/A             N/A
                2002                    12.936460       11.494079     134,599.583      $12.500000     $10.854323      91,790.828
                2003                    11.494079       14.208533     126,795.477       10.854323      13.393930     356,825.075

                                                    SERIES I SHARES                               SERIES II SHARES
                                     UNIT VALUE AT   UNIT VALUE AT  NUMBER OF UNITS  UNIT VALUE AT  UNIT VALUE AT  NUMBER OF UNITS
           SUB ACCOUNT               START OF YEAR    END OF YEAR   AT END OF YEAR   START OF YEAR   END OF YEAR    AT END OF YEAR
----------------------------------------------------------------------------------------------------------------------------------
VALUE TRUST
                1999                   $12.500000      $13.987433      29,886.713          N/A            N/A             N/A
                2000                    13.987433       17.182340      87,688.534          N/A            N/A             N/A
                2001                    17.182340       15.804033     159,978.200          N/A            N/A             N/A
                2002                    15.804033       13.337895     157,261.558      $12.500000     $ 9.514740       3,907.653
                2003                    13.337895       18.250518     129,475.029        9.514740      13.004372      35,681.353
ALL CAP VALUE TRUST
                2001                   $12.500000      $12.464762      42,968.217          N/A            N/A             N/A
                2002                    12.464762        8.890942      46,074.509      $12.500000     $ 9.674898       9,080.340
                2003                     8.890942       12.130735      43,563.105        9.674898      13.181759      90,937.292
FUNDAMENTAL VALUE TRUST
                2001                   $12.500000      $11.592814     209,655.988          N/A            N/A             N/A
                2002                    11.592814        9.601589      69,672.374      $12.500000     $10.570024      87,372.360
                2003                     9.601589       12.293099      75,102.690       10.570024      13.505688     282,797.035
GROWTH & INCOME TRUST
                1999                   $12.500000      $38.655938     306,537.047          N/A            N/A             N/A
                2000                    38.655938       35.404552     748,594.934          N/A            N/A             N/A
                2001                    35.404552       10.162651   1,134,259.331          N/A            N/A             N/A
                2002                    10.162651       23.109098     659,127.497      $12.500000     $10.313304      69,557.085
                2003                    23.109098       28.846586     599,530.990       10.313304      12.855881     275,513.031
GREAT COMPANIES-AMERICA TRUST
                2003                      N/A             N/A             N/A          $12.500000      14.504238           0.000
EQUITY-INCOME TRUST
                1999                   $12.500000      $22.487758     119,864.541          N/A            N/A             N/A
                2000                    22.487758       25.057453     245,151.424          N/A            N/A             N/A
                2001                    25.057453       14.198434     497,734.809          N/A            N/A             N/A
                2002                    14.198434       21.400057     338,294.129      $12.500000     $10.428974      94,077.225
                2003                    21.400057       26.499566     308,987.212       10.428974      12.896314     430,625.254
INCOME & VALUE TRUST
                1999                   $12.500000      $22.230152      34,370.923       N/A            N/A             N/A
                2000                    22.230152       23.004542      62,605.285       N/A            N/A             N/A
                2001                    23.004542       12.611582     146,529.596       N/A            N/A             N/A
                2002                    12.611582       18.988592      94,535.005      $12.500000     $10.855096      21,089.109
                2003                    18.988592       23.683960      83,521.283       10.855096      13.518115     151,378.029
BALANCED TRUST
                1999                   $12.500000      $15.962370      36,237.361          N/A            N/A             N/A
                2000                    15.962370       14.272291      73,985.020          N/A            N/A             N/A
                2001                    14.272291        9.928886     100,203.635          N/A            N/A             N/A
                2002                     9.928886       10.672379      74,346.768      $12.500000     $11.285455       2,704.501
                2003                    10.672379       12.029110      66,587.023       11.285455      12.706146      10,375.447
GLOBAL ALLOCATION TRUST
                2000                   $12.500000      $11.989936      59,878.775       N/A            N/A             N/A
                2001                    11.989936       10.372818      49,776.037       N/A            N/A             N/A
                2002                    10.372818        7.754044      77,558.988       N/A            N/A             N/A
                2003                     7.754044        8.958774      85,490.228       N/A            N/A             N/A
                2001                   $12.500000      $11.592814     209,655.988       N/A            N/A             N/A
                2002                    11.592814        9.601589      69,672.374      $12.500000     $10.159257       2,182.876
                2003                     9.601589        9.666928      83,496.553       10.570024      12.669816      16,384.366

                                                    SERIES I SHARES                               SERIES II SHARES
                                     UNIT VALUE AT   UNIT VALUE AT  NUMBER OF UNITS  UNIT VALUE AT  UNIT VALUE AT  NUMBER OF UNITS
           SUB ACCOUNT               START OF YEAR    END OF YEAR   AT END OF YEAR   START OF YEAR   END OF YEAR    AT END OF YEAR
----------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD TRUST
                1999                   $12.500000      $14.993652      26,298.259          N/A            N/A             N/A
                2000                    14.993652       13.459828      77,834.067          N/A            N/A             N/A
                2001                    13.459828       10.698741     218,397.724          N/A            N/A             N/A
                2002                    10.698741       11.519811     108,797.643      $12.500000     $11.724791      16,234.375
                2003                    11.519811       14.136722     164,300.001       11.724791      14.359708     135,937.982
STRATEGIC BOND TRUST
                1999                   $12.500000      $14.602672      37,068.994       N/A            N/A             N/A
                2000                    14.602672       15.463354      94,268.974       N/A            N/A             N/A
                2001                    15.463354       13.472399     145,816.506       N/A            N/A             N/A
                2002                    13.472399       17.405164     167,156.648      $12.500000     $13.048941       9,378.714
                2003                    17.405164       19.414151     151,799.678       13.048941      14.530751      73,615.174
GLOBAL BOND TRUST
                1999                   $12.500000      $19.632749       6,544.205       N/A            N/A             N/A
                2000                    19.632749       19.685989      21,353.696       N/A            N/A             N/A
                2001                    19.685989       12.713906      32,769.351       N/A            N/A             N/A
                2002                    12.713906       23.113561      49,163.777      $12.500000     $14.322611      17,778.068
                2003                    23.113561       26.301362      38,099.440       14.322611      16.265672     102,130.801
DIVERSIFIED BOND TRUST
                1999                   $12.500000      $18.002047      17,159.783          N/A            N/A             N/A
                2000                    18.002047       19.585192      55,436.613          N/A            N/A             N/A
                2001                    19.585192       13.879479     222,382.381          N/A            N/A             N/A
                2002                    13.879479       21.943927     127,432.229      $12.500000     $13.202313      23,177.930
                2003                    21.943927       22.635102     114,521.835       13.202313      13.616385     107,333.962
INVESTMENT QUALITY BOND TRUST
                1999                   $12.500000      $19.039807      19,293.016          N/A            N/A             N/A
                2000                    19.039807       20.541376      75,587.715          N/A            N/A             N/A
                2001                    20.541376       13.767444     262,326.290          N/A            N/A             N/A
                2002                    13.767444       23.566806     183,548.769      $12.500000     $13.354011      36,633.013
                2003                    23.566806       24.940564     146,542.307       13.354011      14.121535     125,176.641
TOTAL RETURN TRUST
                1999                   $12.500000      $12.255674      78,135.381          N/A            N/A             N/A
                2000                    12.255674       13.404017     268,255.513          N/A            N/A             N/A
                2001                    13.404017       14.065149     635,783.793          N/A            N/A             N/A
                2002                    14.065149       15.455104     764,139.801      $12.500000     $13.342328     236,862.928
                2003                    15.455104       16.004802     648,851.116       13.342328      13.797961     772,467.497
REAL RETURN BOND TRUST
                2003                      N/A             N/A             N/A          $12.500000      12.979916      85,065.083
U. S. GOVERNMENT SECURITIES TRUST
                1999                   $12.500000      $18.286918      23,761.010          N/A            N/A             N/A
                2000                    18.286918       19.993612      93,941.753          N/A            N/A             N/A
                2001                    19.993612       13.879256     450,037.978          N/A            N/A             N/A
                2002                    13.879256       22.470272     403,617.989      $12.500000     $13.128409      52,169.139
                2003                    22.470272       22.541971     257,637.124       13.128409      13.151983     197,111.159
MONEY MARKET TRUST
                1999                   $12.500000      $16.291417     247,891.481          N/A            N/A             N/A
                2000                    16.291417       17.010114     616,943.137          N/A            N/A             N/A
                2001                    17.010114       12.951278   1,423,654.130          N/A            N/A             N/A
                2002                    12.951278       17.333587     717,978.104      $12.500000     $12.462854     200,545.745
                2003                    17.333587       17.191998     523,098.954       12.462854      12.336529     344,156.985

                                                    SERIES I SHARES                               SERIES II SHARES
                                     UNIT VALUE AT   UNIT VALUE AT  NUMBER OF UNITS  UNIT VALUE AT  UNIT VALUE AT  NUMBER OF UNITS
           SUB ACCOUNT               START OF YEAR    END OF YEAR   AT END OF YEAR   START OF YEAR   END OF YEAR    AT END OF YEAR
----------------------------------------------------------------------------------------------------------------------------------
SMALL CAP INDEX TRUST
                2000                   $12.500000      $11.596178       9,272.654          N/A            N/A             N/A
                2001                    11.596178       11.910780      46,125.160          N/A            N/A             N/A
                2002                    11.910780        8.986380      41,617.715      $12.500000     $ 9.505573      23,187.374
                2003                     8.986380       12.919107      22,328.459        9.505573      13.622822      75,773.275
INTERNATIONAL INDEX TRUST
                2000                   $12.500000      $11.167069       1,878.299          N/A            N/A             N/A
                2001                    11.167069        8.790137       7,290.035          N/A            N/A             N/A
                2002                     8.790137        6.979968      15,645.314      $12.500000     $10.161088       4,916.071
                2003                     6.979968        9.098266      33,424.573       10.161088      13.238300      35,975.889
MID CAP INDEX TRUST
                2000                   $12.500000      $13.271787       7,386.215          N/A            N/A             N/A
                2001                    13.271787       12.766859      36,518.887          N/A            N/A             N/A
                2002                    12.766859       10.757291      37,352.274      $12.500000     $10.012615      35,062.415
                2003                    10.757291       14.274668      35,592.718       10.012615      13.262268      90,130.930
TOTAL STOCK MARKET INDEX TRUST
                2000                   $12.500000      $11.142088      14,525.854          N/A            N/A             N/A
                2001                    11.142088        9.972325      63,775.667          N/A            N/A             N/A
                2002                     9.972325        7.554057      35,482.315      $12.500000     $10.226558      10,275.062
                2003                     7.554057        9.723963      41,472.115       10.226558      13.141717     114,195.812
500 INDEX TRUST
                2000                   $12.500000      $11.200577      61,502.155          N/A            N/A             N/A
                2001                    11.200577        9.916084     237,910.511          N/A            N/A             N/A
                2002                     9.916084        7.393241     325,149.678      $12.500000     $10.232056      85,184.231
                2003                     7.393241        9.332415     301,338.255       10.232056      12.890992     344,258.694
LIFESTYLE AGGRESSIVE 1000 TRUST
                1999                   $12.500000      $15.974195      15,601.680          N/A            N/A             N/A
                2000                    15.974195       14.948006      79,695.405          N/A            N/A             N/A
                2001                    14.948006       10.070301     115,430.192          N/A            N/A             N/A
                2002                    10.070301        9.948297      91,656.169      $12.500000     $10.024515      65,066.080
                2003                     9.948297       13.235054      57,593.509       10.024515      13.336456   1,018,450.869
LIFESTYLE GROWTH 820 TRUST
                1999                   $12.500000      $16.893101     105,797.527          N/A            N/A             N/A
                2000                    16.893101       16.162371     188,794.915          N/A            N/A             N/A
                2001                    16.162371       10.804923     441,020.639          N/A            N/A             N/A
                2002                    10.804923       12.028869     332,651.931      $12.500000     $10.686894      49,113.904
                2003                    12.028869       15.366925     323,804.339       10.686894      13.641026   1,420,710.009
TOTAL STOCK MARKET INDEX TRUST
                2000                   $12.500000      $11.142088      14,525.854         N/A            N/A             N/A
                2001                    11.142088        9.972325      63,775.667         N/A            N/A             N/A
                2002                     9.972325        7.554057      35,482.315      $12.500000     $10.226558      10,275.062
                2003                     7.554057        9.723963      41,472.115       10.226558      13.141717     114,195.812
LIFESTYLE BALANCED 640 TRUST
                1999                   $12.500000      $16.257312      94,609.451          N/A            N/A             N/A
                2000                    16.257312       16.437657     202,931.214          N/A            N/A             N/A
                2001                    16.437657       11.559863     624,359.089          N/A            N/A             N/A
                2002                    11.559863       13.704682     358,324.667      $12.500000     $11.355046     168,814.523
                2003                    13.704682       16.754333     373,171.179       11.355046      13.881850   1,464,814.513

                                                    SERIES I SHARES                               SERIES II SHARES
                                     UNIT VALUE AT   UNIT VALUE AT  NUMBER OF UNITS  UNIT VALUE AT  UNIT VALUE AT  NUMBER OF UNITS
           SUB ACCOUNT               START OF YEAR    END OF YEAR   AT END OF YEAR   START OF YEAR   END OF YEAR    AT END OF YEAR
----------------------------------------------------------------------------------------------------------------------------------
LIFESTYLE MODERATE 460 TRUST
                1999                   $12.500000      $16.142259      23,104.290          N/A            N/A             N/A
                2000                    16.142259       16.596254      55,439.137          N/A            N/A             N/A
                2001                    16.596254       12.224839     424,701.271          N/A            N/A             N/A
                2002                    12.224839       15.315540      81,844.013      $12.500000     $11.910967      81,434.527
                2003                    15.315540       17.794866     109,125.055       11.910967      13.839140     499,426.468
LIFESTYLE CONSERVATIVE 280 TRUST
                1999                   $12.500000      $15.439823      22,992.739          N/A            N/A             N/A
                2000                    15.439823       16.397834      42,062.684          N/A            N/A             N/A
                2001                    16.397834       13.096907     270,098.595          N/A            N/A             N/A
                2002                    13.096907       16.741166     140,177.730      $12.500000     $12.494725      54,751.695
                2003                    16.741166       18.415805     125,378.262       12.494725      13.744148     248,031.378
AMERICAN INTERNATIONAL TRUST
                2003                     N/A             N/A             N/A           $12.500000     $16.507632      63,121.001
AMERICAN GROWTH TRUST
                2003                     N/A             N/A             N/A           $12.500000     $15.269062     284,976.108
AMERICAN GROWTH-INCOME TRUST
                2003                     N/A             N/A             N/A           $12.500000     $15.387946     188,795.753
AMERICAN BLUE CHIP GROWTH AND
  INCOME TRUST
                2003                     N/A             N/A             N/A           $12.500000     $15.298774     164,534.808

Units under this series of contracts were first credited under the subaccounts on May 1, 1999 except in the following instances:


         Dynamic Growth, Tactical Allocation, Small Cap Index, International Index, Mid Cap Index, Total Stock Market Index and 500 Index Trusts where units were first credited on May 1, 2000. Capital Appreciation Trust where units were first credited on November 1, 2000.



         Health Sciences, Financial Services, All Cap Value, Quantitative Mid Cap, Strategic Growth, Capital Opportunities, Utilities, Mid Cap Value and Fundamental Value Trusts where units were first credited on May 1, 2001.


         Emerging Growth, Natural Resources, Mid Cap Core, Quantitative All Cap, Large Cap Value, Small Cap Opportunities, Special Value and Real Return Bond where units were first credited on May 5, 2003.


         American Growth, American International, American Growth-Income, and American Blue Chip Income and Growth where units were first credited on May 5, 2003.


         Great Companies-America where units were first credited on August 4, 2003.

                       TABLE OF ACCUMULATION UNIT VALUES
         FOR VEN 9 CONTRACTS INVESTING IN SERIES I AND SERIES II SHARES
             (NO OPTIONAL RIDERS ARE AVAILABLE FOR VEN 9 CONTRACTS)



                                                    SERIES I SHARES                               SERIES II SHARES
                                     UNIT VALUE AT   UNIT VALUE AT  NUMBER OF UNITS  UNIT VALUE AT  UNIT VALUE AT  NUMBER OF UNITS
           SUB ACCOUNT               START OF YEAR    END OF YEAR   AT END OF YEAR   START OF YEAR   END OF YEAR    AT END OF YEAR
----------------------------------------------------------------------------------------------------------------------------------
SCIENCE & TECHNOLOGY TRUST
                1997                 $  12.500000      $13.647195     413,150.058          N/A           N/A             N/A
                1998                    13.647195       19.287390     932,323.295          N/A           N/A             N/A
                1999                    19.287390       37.943261   1,883,524.507          N/A           N/A             N/A
                2000                    37.943261       24.672266   1,874,341.902          N/A           N/A             N/A
                2001                    24.672266       14.291433   1,459,621.191          N/A           N/A             N/A
                2002                    14.291433        8.347636   1,056,164.524          N/A           N/A             N/A
                2003                     8.347636       12.380278     941,795.592          N/A           N/A             N/A
PACIFIC RIM EMERGING MARKETS TRUST
                1997                 $  12.500000       $8.180904      51,443.657          N/A           N/A             N/A
                1998                     8.180904        7.695249     137,388.667          N/A           N/A             N/A
                1999                     7.695249       12.359297     314,806.513          N/A           N/A             N/A
                2000                    12.359297        9.217819     236,606.704          N/A           N/A             N/A
                2001                     9.217819        7.400679     169,569.614          N/A           N/A             N/A
                2002                     7.400679        6.382853     142,970.892          N/A           N/A             N/A
                2003                     6.382853        8.857201     142,089.390          N/A           N/A             N/A
HEALTH SCIENCES TRUST
                2001                 $  12.500000      $13.413253      45,400.633          N/A           N/A             N/A
                2002                    13.413253        9.623619      35,305.033          N/A           N/A             N/A
                2003                     9.623619       12.926890      54,244.708          N/A           N/A             N/A
EMERGING GROWTH TRUST
                2003                      N/A              N/A           N/A           $12.500000     $16.185428          0.000
AGGRESSIVE GROWTH TRUST
                1997                 $  12.500000      $12.327066     188,114.289          N/A           N/A             N/A
                1998                    12.327066       12.680777     319,349.201          N/A           N/A             N/A
                1999                    12.680777       16.628126     302,621.031          N/A           N/A             N/A
                2000                    16.628126       16.889157     548,723.036          N/A           N/A             N/A
                2001                    16.889157       12.326027     413,862.261          N/A           N/A             N/A
                2002                    12.326027        9.120311     352,329.672          N/A           N/A             N/A
                2003                     9.120311       12.039961     367,517.049          N/A           N/A             N/A

                                                    SERIES I SHARES                               SERIES II SHARES
                                     UNIT VALUE AT   UNIT VALUE AT  NUMBER OF UNITS  UNIT VALUE AT  UNIT VALUE AT  NUMBER OF UNITS
           SUB ACCOUNT               START OF YEAR    END OF YEAR   AT END OF YEAR   START OF YEAR   END OF YEAR    AT END OF YEAR
----------------------------------------------------------------------------------------------------------------------------------
EMERGING SMALL COMPANY TRUST
                1997                 $  12.500000      $14.574077     207,223.803          N/A           N/A             N/A
                1998                    14.574077       14.381705     346.294.546          N/A           N/A             N/A
                1999                    14.381705       24.610648     391,437.694          N/A           N/A             N/A
                2000                    24.610648       23.225958     430,974.485          N/A           N/A             N/A
                2001                    23.225958       17.806889     359,369.318          N/A           N/A             N/A
                2002                    17.806889       12.431278     276,174.489          N/A           N/A             N/A
                2003                    12.431278       17.129022     247,430.849          N/A           N/A             N/A
SMALL COMPANY BLEND TRUST
                1999                 $  12.500000      $15.922213      59,731.393          N/A           N/A             N/A
                2000                    15.922213       12.601917      86,977.146          N/A           N/A             N/A
                2001                    12.601917       12.138851     210,001.350          N/A           N/A             N/A
                2002                    12.138851        8.910911      98,315.089          N/A           N/A             N/A
                2003                     8.910911       12.276306     102,803.886          N/A           N/A             N/A
DYNAMIC GROWTH TRUST
                2000                 $  12.500000       $7.906976     183,454.471          N/A           N/A             N/A
                2001                     7.906976        4.658653     178,325.130          N/A           N/A             N/A
                2002                     4.658653        3.290900     148,177.290          N/A           N/A             N/A
                2003                     3.290900        4.187368     220,787.642          N/A           N/A             N/A
MID CAP STOCK TRUST
                1999                 $  12.500000      $12.483520      38,226.383          N/A           N/A             N/A
                2000                    12.483520       11.821790      75,070.608          N/A           N/A             N/A
                2001                    11.821790       10.374890      80,042.720          N/A           N/A             N/A
                2002                    10.374890        7.922112      79,845.924          N/A           N/A             N/A
                2003                     7.922112       11.118720     130,541.056          N/A           N/A             N/A
NATURAL RESOURCES TRUST
                2003                      N/A             N/A           N/A            $12.500000     $17.815615      8,952.442
ALL CAP GROWTH TRUST
                1996                 $  12.500000      $13.215952     746,253.254          N/A           N/A             N/A
                1997                    13.215952       15.020670   1,211,554.866          N/A           N/A             N/A
                1998                    15.020670       19.002856   1,574,134.909          N/A           N/A             N/A
                1999                    19.002856       27.113084   1,684,077.273          N/A           N/A             N/A
                2000                    27.113084       22.852189   1,728,272.545          N/A           N/A             N/A
                2001                    22.852189       17.927398   1,422,150.163          N/A           N/A             N/A
                2002                    17.927398       13.363096   1,028,997.995          N/A           N/A             N/A
                2003                    13.363096       17.030370     845,398.488          N/A           N/A             N/A

                                                    SERIES I SHARES                               SERIES II SHARES
                                     UNIT VALUE AT   UNIT VALUE AT  NUMBER OF UNITS  UNIT VALUE AT  UNIT VALUE AT  NUMBER OF UNITS
           SUB ACCOUNT               START OF YEAR    END OF YEAR   AT END OF YEAR   START OF YEAR   END OF YEAR    AT END OF YEAR
----------------------------------------------------------------------------------------------------------------------------------
STRATEGIC OPPORTUNITIES TRUST
                1994                 $  15.075040      $14.786831   1,212,483.594          N/A           N/A             N/A
                1995                    14.786831       20.821819   1,680,197.930          N/A           N/A             N/A
                1996                    20.821819       24.664354   2,439,815.649          N/A           N/A             N/A
                1997                    24.664354       29.002593   2,655,387.874          N/A           N/A             N/A
                1998                    29.002593       31.289551   2,769,527.565          N/A           N/A             N/A
                1999                    31.289551       39.416089   2,642,361.432          N/A           N/A             N/A
                2000                    39.416089       36.392717   2,277,267.274          N/A           N/A             N/A
                2001                    36.392717       30.409247   1,796,112.352          N/A           N/A             N/A
                2002                    30.409247       18.361297   1,392,297.594          N/A           N/A             N/A
                2003                    18.361297       22.785020   1,206,544.691          N/A           N/A             N/A
FINANCIAL SERVICES TRUST
                2001                 $  12.500000      $11.524203      66,420.846          N/A           N/A             N/A
                2002                    11.524203        9.331532      54,479.460          N/A           N/A             N/A
                2003                     9.331532       12.291912      67,849.582          N/A           N/A             N/A
INTERNATIONAL STOCK TRUST
                1997                 $  12.500000      $12.652231     131,727.457          N/A           N/A             N/A
                1998                    12.652231       14.337171     203,765.303          N/A           N/A             N/A
                1999                    14.337171       18.338932     235,697.859          N/A           N/A             N/A
                2000                    18.338932       15.087850     294,511.451          N/A           N/A             N/A
                2001                    15.087850       11.672280     222,008.943          N/A           N/A             N/A
                2002                    11.672280        9.013656     183,540.612          N/A           N/A             N/A
                2003                     9.013656       11.579330     147,048.898          N/A           N/A             N/A
OVERSEAS TRUST
                1995                 $  10.000000      $10.554228     419,354.257          N/A           N/A             N/A
                1996                    10.554228       11.718276   1,080,586.010          N/A           N/A             N/A
                1997                    11.718276       11.545714   1,405,066.785          N/A           N/A             N/A
                1998                    11.545714       12.290162   1,517,773.810          N/A           N/A             N/A
                1999                    12.290162       17.044524   1,468,158.585          N/A           N/A             N/A
                2000                    17.044524       13.661286   1,468,316.570          N/A           N/A             N/A
                2001                    13.661286       10.628366   1,172,619.252          N/A           N/A             N/A
                2002                    10.628366        8.233265     931,451.412          N/A           N/A             N/A
                2003                     8.233265       11.677803     730,831.409          N/A           N/A             N/A
INTERNATIONAL SMALL CAP TRUST
                1996                 $   2.500000      $13.493094     365,317.719          N/A           N/A             N/A
                1997                    13.493094       13.410016     510,488.164          N/A           N/A             N/A
                1998                    13.410016       14.792077     605,535.112          N/A           N/A             N/A
                1999                    14.792077       26.974754     665,832.925          N/A           N/A             N/A
                2000                    26.974754       18.844170     582,580.633          N/A           N/A             N/A
                2001                    18.844170       12.802022     429,139.115          N/A           N/A             N/A
                2002                    12.802022       10.512423     327,293.962          N/A           N/A             N/A
                2003                    10.512423       16.062039     279,918.636          N/A           N/A             N/A
INTERNATIONAL VALUE TRUST
                1999                 $  12.500000      $12.860110      17,703.921          N/A           N/A             N/A
                2000                    12.860110       11.862293      26,032.110          N/A           N/A             N/A
                2001                    11.862293       10.529997      35,446.026          N/A           N/A             N/A
                2002                    10.529997        8.531381      51,807.397          N/A           N/A             N/A
                2003                     8.531381       12.186877      86,610.487          N/A           N/A             N/A
QUANTITATIVE MID CAP TRUST
                2001                 $  12.500000      $10.104317       2,273.069          N/A           N/A             N/A
                2002                    10.104317        7.707109      10,724.975          N/A           N/A             N/A
                2003                     7.707109       10.528409      11,455.886          N/A           N/A             N/A

                                                    SERIES I SHARES                               SERIES II SHARES
                                     UNIT VALUE AT   UNIT VALUE AT  NUMBER OF UNITS  UNIT VALUE AT  UNIT VALUE AT  NUMBER OF UNITS
           SUB ACCOUNT               START OF YEAR    END OF YEAR   AT END OF YEAR   START OF YEAR   END OF YEAR    AT END OF YEAR
----------------------------------------------------------------------------------------------------------------------------------
MID CAP CORE TRUST
                2003                      N/A             N/A         N/A              $12.500000     $15.160007      5,318.949
GLOBAL EQUITY TRUST
                1994                 $  15.450341      $15.500933   1,612,831.628          N/A           N/A             N/A
                1995                    15.500933       16.459655   1,679,042.917          N/A           N/A             N/A
                1996                    16.495655       18.276450   1,955,863.791          N/A           N/A             N/A
                1997                    18.276450       21.770913   2,090,810.929          N/A           N/A             N/A
                1998                    21.770913       24.098970   2,205,244.249          N/A           N/A             N/A
                1999                    24.098970       24.633827   2,118,412.809          N/A           N/A             N/A
                2000                    24.633827       27.253960   1,763,566.925          N/A           N/A             N/A
                2001                    27.253960       22.548612   1,463,630.817          N/A           N/A             N/A
                2002                    22.548612       17.985999   1,198,999.489          N/A           N/A             N/A
                2003                    17.985999       22.606366   1,005,033.366          N/A           N/A             N/A
STRATEGIC GROWTH TRUST
                2001                 $  12.500000      $10.916683      13,707.126          N/A           N/A             N/A
                2002                    10.916683        7.746167       9,179.817          N/A           N/A             N/A
                2003                     7.746167        9.690358      10,476.804          N/A           N/A             N/A
CAPITAL APPRECIATION TRUST
                2000                 $  12.500000      $10.945558         698.624          N/A           N/A             N/A
                2001                    10.945558       10.599650      18,072.212          N/A           N/A             N/A
                2002                    10.599650        6.024194      10,956.579          N/A           N/A             N/A
                2003                     6.024194        7.691148      21,876.869          N/A           N/A             N/A
QUANTITATIVE ALL CAP TRUST
                2003                      N/A             N/A            N/A           $12.500000     $15.405463        395.202
ALL CAP CORE TRUST
                1996                 $  12.500000      $13.727312     140,312.944          N/A           N/A             N/A
                1997                    13.727312       16.968111     426,278.047          N/A           N/A             N/A
                1998                    16.968111       20.739989     694,841.738          N/A           N/A             N/A
                1999                    20.739989       28.060585   1,007,470.923          N/A           N/A             N/A
                2000                    28.060585       20.120816   1,019,261.508          N/A           N/A             N/A
                2001                    20.120816       15.600316     797,876.526          N/A           N/A             N/A
                2002                    15.600316       11.501386     624,454.824          N/A           N/A             N/A
                2003                    11.501386       14.919288     520,711.094          N/A           N/A             N/A
LARGE CAP GROWTH TRUST
                1994                 $  12.642493      $12.381395     395,570.370          N/A           N/A             N/A
                1995                    12.381395       14.990551     463,740.240          N/A           N/A             N/A
                1996                    14.990551       16.701647     600,271.664          N/A           N/A             N/A
                1997                    16.701647       19.614359     608,297.523          N/A           N/A             N/A
                1998                    19.614359       23.040505     594,195.179          N/A           N/A             N/A
                1999                    23.040505       28.465074     671,016.958          N/A           N/A             N/A
                2000                    28.465074       24.071737     690,340.272          N/A           N/A             N/A
                2001                    24.071737       19.506566     589,352.365          N/A           N/A             N/A
                2002                    19.506566       14.843099     483,113.933          N/A           N/A             N/A
                2003                    14.843099       18.343918     427,512.784          N/A           N/A             N/A
QUANTITATIVE EQUITY TRUST
                1997                 $  12.500000      $16.107191     110,561.698          N/A           N/A             N/A
                1998                    16.107191       20.068624     242,026.359          N/A           N/A             N/A
                1999                    20.068624       24.202942     454,400.238          N/A           N/A             N/A
                2000                    24.202942       25.371611     503,251.402          N/A           N/A             N/A
                2001                    25.371611       19.274831     399,068.514          N/A           N/A             N/A
                2002                    19.274831       13.726237     268,135.924          N/A           N/A             N/A
                2003                    13.726237       16.723266     165,023.987          N/A           N/A             N/A

                                                    SERIES I SHARES                               SERIES II SHARES
                                     UNIT VALUE AT   UNIT VALUE AT  NUMBER OF UNITS  UNIT VALUE AT  UNIT VALUE AT  NUMBER OF UNITS
           SUB ACCOUNT               START OF YEAR    END OF YEAR   AT END OF YEAR   START OF YEAR   END OF YEAR    AT END OF YEAR
----------------------------------------------------------------------------------------------------------------------------------
BLUE CHIP GROWTH TRUST
                1994                 $   9.413546      $ 8.837480   1,049,124.977          N/A           N/A             N/A
                1995                     8.837480       11.026969   1,318,608.463          N/A           N/A             N/A
                1996                    11.026969       13.688523   1,623,697.582          N/A           N/A             N/A
                1997                    13.688523       17.134232   2,353,640.317          N/A           N/A             N/A
                1998                    17.134232       21.710674   3,184,929.266          N/A           N/A             N/A
                1999                    21.710674       25.568866   3,865,926.158          N/A           N/A             N/A
                2000                    25.568866       24.518135   3,714,374.264          N/A           N/A             N/A
                2001                    24.518135       20.643428   3,021,812.215          N/A           N/A             N/A
                2002                    20.643428       15.417955   2,387,430.830          N/A           N/A             N/A
                2003                    15.417955       19.638699   2,018,139.074          N/A           N/A             N/A
U. S. LARGE CAP TRUST
                1999                 $  12.500000      $12.721279     288,136.975          N/A           N/A             N/A
                2000                    12.721279       12.894130     154,186.027          N/A           N/A             N/A
                2001                    12.894130       12.390130     175,114.687          N/A           N/A             N/A
                2002                    12.390130        9.140645     189,587.961          N/A           N/A             N/A
                2003                     9.140645       12.354355     192,434.127          N/A           N/A             N/A
STRATEGIC VALUE TRUST
                2001                 $  12.500000      $10.599650      18,072.212          N/A           N/A             N/A
                2002                    10.599650        7.609422      16,885.417          N/A           N/A             N/A
                2003                     7.609422        9.663184      26,959.613          N/A           N/A             N/A
LARGE CAP VALUE TRUST
                2003                      N/A             N/A             N/A          $12.500000     $15.790145      2,098.602
UTILITIES TRUST
                2001                 $  12.500000      $ 9.259344      48,346.213          N/A           N/A             N/A
                2002                     9.259344        6.980670      43,665.293          N/A           N/A             N/A
                2003                     6.980670        9.260547      55,818.262          N/A           N/A             N/A
REAL ESTATE SECURITIES TRUST
                1997                 $  12.500000      $14.949140     152,109.301          N/A           N/A             N/A
                1998                    14.949140       12.317190     251,203.724          N/A           N/A             N/A
                1999                    12.317190       11.174188     222,156.017          N/A           N/A             N/A
                2000                    11.174188       13.852028     244,902.987          N/A           N/A             N/A
                2001                    13.852028       14.088482     168,521.040          N/A           N/A             N/A
                2002                    14.088482       14.251467     201,088.578          N/A           N/A             N/A
                2003                    14.251467       19.555029     179,521.601          N/A           N/A             N/A
SMALL CAP OPPORTUNITIES TRUST
                2003                      N/A             N/A             N/A          $12.500000     $17.320262      1,964.710
SMALL COMPANY VALUE TRUST
                1997                 $  12.500000      $11.898363           0.000          N/A           N/A             N/A
                1998                    11.898363       11.178700     257,438.611          N/A           N/A             N/A
                1999                    11.178700       11.904646     234,536.726          N/A           N/A             N/A
                2000                    11.904646       12.436171     217,380.833          N/A           N/A             N/A
                2001                    12.436171       13.063929     399,900.895          N/A           N/A             N/A
                2002                    13.063929       12.118604     392,413.883          N/A           N/A             N/A
                2003                    12.118604       15.973512     335,126.775          N/A           N/A             N/A
SPECIAL VALUE TRUST
                2003                      N/A             N/A             N/A          $12.500000     $15.655498        264.758
MID CAP VALUE TRUST
                2001                 $  12.500000      $12.966914      57,503.248          N/A           N/A             N/A
                2002                    12.966914       11.494079     112,505.641          N/A           N/A             N/A
                2003                    11.494079       14.208533      94,347.491          N/A           N/A             N/A

                                                    SERIES I SHARES                               SERIES II SHARES
                                     UNIT VALUE AT   UNIT VALUE AT  NUMBER OF UNITS  UNIT VALUE AT  UNIT VALUE AT  NUMBER OF UNITS
           SUB ACCOUNT               START OF YEAR    END OF YEAR   AT END OF YEAR   START OF YEAR   END OF YEAR    AT END OF YEAR
----------------------------------------------------------------------------------------------------------------------------------
VALUE TRUST
                1997                 $  12.500000      $15.057118     262,613.990          N/A           N/A             N/A
                1998                    15.057118       14.591878     557,129.589          N/A           N/A             N/A
                1999                    14.591878       13.987433     483,257.114          N/A           N/A             N/A
                2000                    13.987433       17.182340     421,034.624          N/A           N/A             N/A
                2001                    17.182340       17.521564     503,606.149          N/A           N/A             N/A
                2002                    17.521564       13.337895     415,649.487          N/A           N/A             N/A
                2003                    13.337895       18.250518     360,292.856          N/A           N/A             N/A
ALL CAP VALUE TRUST
                2001                 $  12.500000      $12.491170      14,166.361          N/A           N/A             N/A
                2002                    12.491170        8.890942      18,655.291          N/A           N/A             N/A
                2003                     8.890942       12.130735      35,910.497          N/A           N/A             N/A
FUNDAMENTAL VALUE TRUST
                2001                 $  12.500000      $11.620125      51,188.650          N/A           N/A             N/A
                2002                    11.620125        9.601589      75,283.031          N/A           N/A             N/A
                2003                     9.601589       12.293099      91,135.609          N/A           N/A             N/A
GROWTH & INCOME TRUST
                1994                 $  12.893007      $13.076664   1,298,075.564          N/A           N/A             N/A
                1995                    13.076664       16.660889   1,702,726.488          N/A           N/A             N/A
                1996                    16.660889       20.178770   2,601,497.610          N/A           N/A             N/A
                1997                    20.178770       26.431239   3,402,510.675          N/A           N/A             N/A
                1998                    26.431239       32.976967   4,327,967.912          N/A           N/A             N/A
                1999                    32.976967       38.655938   5,082,495.232          N/A           N/A             N/A
                2000                    38.655938       35.404552   4,397,852.354          N/A           N/A             N/A
                2001                    35.404552       30.971701   3,667,472.537          N/A           N/A             N/A
                2002                    30.971701       23.109098   2,759,364.168          N/A           N/A             N/A
                2003                    23.109098       28.846586   2,353,077.226          N/A           N/A             N/A
GREAT COMPANIES-AMERICA TRUST
                2003                     N/A             N/A         N/A               $12.500000     $13.929376          0.000
EQUITY-INCOME TRUST
                1994                 $  11.175534      $11.107620   2,147,059.046          N/A           N/A             N/A
                1995                    11.107620       13.548849   2,700,623.434          N/A           N/A             N/A
                1996                    13.548849       16.011513   3,362,755.333          N/A           N/A             N/A
                1997                    16.011513       20.479412   3,793,616.601          N/A           N/A             N/A
                1998                    20.479412       22.054902   4,109,128.664          N/A           N/A             N/A
                1999                    22.054902       22.487758   3,820,578.295          N/A           N/A             N/A
                2000                    22.487758       25.057453   2,972,349.051          N/A           N/A             N/A
                2001                    25.057453       25.025958   2,608,254.967          N/A           N/A             N/A
                2002                    25.025958       21.400057   2,149,865.167          N/A           N/A             N/A
                2003                    21.400057       26.499566   1,864,957.933          N/A           N/A             N/A
INCOME & VALUE TRUST
                1994                 $  12.775798      $12.396295     994,126.229          N/A           N/A             N/A
                1995                    12.396295       14.752561   1,070,866.388          N/A           N/A             N/A
                1996                    14.752561       15.995076   1,346,688.023          N/A           N/A             N/A
                1997                    15.995076       18.276161   1,321,777.037          N/A           N/A             N/A
                1998                    18.276161       20.742457   1,300,435.286          N/A           N/A             N/A
                1999                    20.742457       22.230152   1,258,137.080          N/A           N/A             N/A
                2000                    22.230152       23.004542   1,009,134.179          N/A           N/A             N/A
                2001                    23.004542       22.905535     908,691.775          N/A           N/A             N/A
                2002                    22.905535       18.988592     761,611.642          N/A           N/A             N/A
                2003                    18.988592       23.683960     680,402.265          N/A           N/A             N/A

                                                    SERIES I SHARES                               SERIES II SHARES
                                     UNIT VALUE AT   UNIT VALUE AT  NUMBER OF UNITS  UNIT VALUE AT  UNIT VALUE AT  NUMBER OF UNITS
           SUB ACCOUNT               START OF YEAR    END OF YEAR   AT END OF YEAR   START OF YEAR   END OF YEAR    AT END OF YEAR
----------------------------------------------------------------------------------------------------------------------------------
BALANCED TRUST
                1997                 $  12.500000      $14.609853      58,346.232          N/A           N/A             N/A
                1998                    14.609853       16.459454     267,044.520          N/A           N/A             N/A
                1999                    16.459454       15.962370     304,255.397          N/A           N/A             N/A
                2000                    15.962370       14.272291     261,920.764          N/A           N/A             N/A
                2001                    14.272291       12.637994     205,952.132          N/A           N/A             N/A
                2002                    12.637994       10.672379     189,220.826          N/A           N/A             N/A
                2003                    10.672379       12.029110     162,650.142          N/A           N/A             N/A
GLOBAL ALLOCATION TRUST
                2000                 $  12.500000      $11.989936      22,537.134          N/A           N/A             N/A
                2001                    11.989936       10.239810      94,932.652          N/A           N/A             N/A
                2002                    10.239810        7.754044     112,270.753          N/A           N/A             N/A
                2003                     7.754044        9.666928     197,091.200          N/A           N/A             N/A
HIGH YIELD TRUST
                1997                 $  12.500000      $13.890491     281,593.104          N/A           N/A             N/A
                1998                    13.890491       14.078376     531,010.395          N/A           N/A             N/A
                1999                    14.078376       14.993652     548,705.526          N/A           N/A             N/A
                2000                    14.993652       13.459828     450,763.314          N/A           N/A             N/A
                2001                    13.459828       12.544550     437,320.496          N/A           N/A             N/A
                2002                    12.544550       11.519811     344,031.378          N/A           N/A             N/A
                2003                    11.519811       14.136722     402,143.406          N/A           N/A             N/A
STRATEGIC BOND TRUST
                1994                 $  10.750617      $ 9.965972     737,151.981          N/A           N/A             N/A
                1995                     9.965972       11.716972     878,455.666          N/A           N/A             N/A
                1996                    11.716972       13.250563   1,663,287.368          N/A           N/A             N/A
                1997                    13.250563       14.500997   2,261,586.076          N/A           N/A             N/A
                1998                    14.500997       14.486687   2,481,443.687          N/A           N/A             N/A
                1999                    14.486687       14.602672   1,888,603.162          N/A           N/A             N/A
                2000                    14.602672       15.463354   1,459,528.512          N/A           N/A             N/A
                2001                    15.463354       16.199150   1,209,278.279          N/A           N/A             N/A
                2002                    16.199150       17.405164     987,705.942          N/A           N/A             N/A
                2003                    17.405164       19.414151     779,734.354          N/A           N/A             N/A
GLOBAL BOND TRUST
                1994                 $  15.741586      $14.630721     463,867.775          N/A           N/A             N/A
                1995                    14.630721       17.772344     417,838.308          N/A           N/A             N/A
                1996                    17.772344       19.803954     462,253.788          N/A           N/A             N/A
                1997                    19.803954       20.104158     430,961.451          N/A           N/A             N/A
                1998                    20.104158       21.333144     411,433.636          N/A           N/A             N/A
                1999                    21.333144       19.632749     337,556.130          N/A           N/A             N/A
                2000                    19.632749       19.685989     266,249.824          N/A           N/A             N/A
                2001                    19.685989       19.512793     198,513.279          N/A           N/A             N/A
                2002                    19.512793       23.113561     260,795.984          N/A           N/A             N/A
                2003                    23.113561       26.301362     188,785.008          N/A           N/A             N/A

                                                    SERIES I SHARES                               SERIES II SHARES
                                     UNIT VALUE AT   UNIT VALUE AT  NUMBER OF UNITS  UNIT VALUE AT  UNIT VALUE AT  NUMBER OF UNITS
           SUB ACCOUNT               START OF YEAR    END OF YEAR   AT END OF YEAR   START OF YEAR   END OF YEAR    AT END OF YEAR
----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED BOND TRUST
                1994                 $  12.705196      $12.298940     267,695.021          N/A           N/A             N/A
                1995                    12.298940       14.320582     306,895.403          N/A           N/A             N/A
                1996                    14.320582       15.113142     424,786.597          N/A           N/A             N/A
                1997                    15.113142       16.607511     406,841.439          N/A           N/A             N/A
                1998                    16.607511       18.125951     439,784.815          N/A           N/A             N/A
                1999                    18.125951       18.002047     398,119.028          N/A           N/A             N/A
                2000                    18.002047       19.585192     315,199.727          N/A           N/A             N/A
                2001                    19.585192       20.680033     331,626.996          N/A           N/A             N/A
                2002                    20.680033       21.943927     262,580.323          N/A           N/A             N/A
                2003                    21.943927       22.635102     219,134.755          N/A           N/A             N/A
INVESTMENT QUALITY BOND TRUST
                1994                 $  15.118716      $14.216516     309,793.553          N/A           N/A             N/A
                1995                    14.216516       16.751499     305,028.908          N/A           N/A             N/A
                1996                    16.751499       16.943257     386,465.721          N/A           N/A             N/A
                1997                    16.943257       18.336912     440,005.300          N/A           N/A             N/A
                1998                    18.336912       19.660365     564,211.651          N/A           N/A             N/A
                1999                    19.660365       19.039807     617,872.030          N/A           N/A             N/A
                2000                    19.039807       20.541376     462,663.826          N/A           N/A             N/A
                2001                    20.541376       21.739025     461,351.025          N/A           N/A             N/A
                2002                    21.739025       23.566806     448,419.810          N/A           N/A             N/A
                2003                    23.566806       24.940564     347,275.575          N/A           N/A             N/A
TOTAL RETURN TRUST
                1999                 $  12.500000      $12.255674      96,155.847          N/A           N/A             N/A
                2000                    12.255674       13.404017     154,736.178          N/A           N/A             N/A
                2001                    13.404017       14.311130     346,487.562          N/A           N/A             N/A
                2002                    14.311130       15.455104     579,204.652          N/A           N/A             N/A
                2003                    15.455104       16.004802     450,175.707          N/A           N/A             N/A
REAL RETURN BOND TRUST
                2003                      N/A             N/A         N/A              $12.500000     $12.979916     18,750.174
U. S. GOVERNMENT SECURITIES TRUST
                1994                 $  14.490734      $14.111357     652,508.827          N/A           N/A             N/A
                1995                    14.111357       16.083213     696,869.324          N/A           N/A             N/A
                1996                    16.083213       16.393307     807,763.458          N/A           N/A             N/A
                1997                    16.393307       17.535478     824,732.766          N/A           N/A             N/A
                1998                    17.535478       18.587049     990,184.348          N/A           N/A             N/A
                1999                    18.587049       18.286918     843,937.470          N/A           N/A             N/A
                2000                    18.286918       19.993612     686,670.563          N/A           N/A             N/A
                2001                    19.993612       21.100300     702,791.430          N/A           N/A             N/A
                2002                    21.100300       22.470272     862,446.299          N/A           N/A             N/A
                2003                    22.470272       22.541971     683,122.986          N/A           N/A             N/A
MONEY MARKET TRUST
                1994                 $  13.303085      $13.623292     464,720.715          N/A           N/A             N/A
                1995                    13.623292       14.190910     639,836.317          N/A           N/A             N/A
                1996                    14.190910       14.699636   1,256,691.417          N/A           N/A             N/A
                1997                    14.699636       15.241915   1,750,416.963          N/A           N/A             N/A
                1998                    15.241915       15.794513   1,721,493.914          N/A           N/A             N/A
                1999                    15.794513       16.291417   1,695,531.957          N/A           N/A             N/A
                2000                    16.291417       17.010114   1,560,601.641          N/A           N/A             N/A
                2001                    17.010114       17.373703   1,543,723.131          N/A           N/A             N/A
                2002                    17.373703       17.333587   1,333,294.579          N/A           N/A             N/A
                2003                    17.333587       17.191998     851,188.465          N/A           N/A             N/A

                                                    SERIES I SHARES                               SERIES II SHARES
                                     UNIT VALUE AT   UNIT VALUE AT  NUMBER OF UNITS  UNIT VALUE AT  UNIT VALUE AT  NUMBER OF UNITS
           SUB ACCOUNT               START OF YEAR    END OF YEAR   AT END OF YEAR   START OF YEAR   END OF YEAR    AT END OF YEAR
----------------------------------------------------------------------------------------------------------------------------------
SMALL CAP INDEX TRUST
                2000                 $  12.500000      $11.596178       4,925.454          N/A           N/A             N/A
                2001                    11.596178       11.605417      31,021.158          N/A           N/A             N/A
                2002                    11.605417        8.986380     120,742.404          N/A           N/A             N/A
                2003                     8.986380       12.919107      46,093.351          N/A           N/A             N/A
INTERNATIONAL INDEX TRUST
                2000                 $  12.500000      $11.167069       7,982.780          N/A           N/A             N/A
                2001                    11.167069        8.543617      10,523.039          N/A           N/A             N/A
                2002                     8.543617        6.979968      28,545.822          N/A           N/A             N/A
                2003                     6.979968        9.098266      30,938.263          N/A           N/A             N/A
MID CAP INDEX TRUST
                2000                 $  12.500000      $13.271787       8,983.796          N/A           N/A             N/A
                2001                    13.271787       12.858949      23,391.425          N/A           N/A             N/A
                2002                    12.858949       10.757291      50,524.637          N/A           N/A             N/A
                2003                    10.757291       14.274668      46,606.615          N/A           N/A             N/A
TOTAL STOCK MARKET INDEX TRUST
                2000                 $  12.500000      $11.142088       9,057.417          N/A           N/A             N/A
                2001                    11.142088        9.732630      21,651.585          N/A           N/A             N/A
                2002                     9.732630        7.554057      34,031.111          N/A           N/A             N/A
                2003                     7.554057        9.723963      36,514.849          N/A           N/A             N/A
500 INDEX TRUST
                2000                 $  12.500000      $11.200577      66,523.964          N/A           N/A             N/A
                2001                    11.200577        9.677729     294,074.074          N/A           N/A             N/A
                2002                     9.677729        7.393241     429,027.779          N/A           N/A             N/A
                2003                     7.393241        9.332415     196,202.111          N/A           N/A             N/A
LIFESTYLE AGGRESSIVE 1000 TRUST
                1997                 $  12.500000      $13.669625     358,660.180          N/A           N/A             N/A
                1998                    13.669625       14.134419     544,460.936          N/A           N/A             N/A
                1999                    14.134419       15.974195     302,518.112          N/A           N/A             N/A
                2000                    15.974195       14.948006     253,883.314          N/A           N/A             N/A
                2001                    14.948006       12.723595     225,744.461          N/A           N/A             N/A
                2002                    12.723595        9.948297     167,352.031          N/A           N/A             N/A
                2003                     9.948297       13.235054     158,739.973          N/A           N/A             N/A
LIFESTYLE GROWTH 820 TRUST
                1997                 $  12.500000      $14.033299   1,637,679.093          N/A           N/A             N/A
                1998                    14.033299       14.696667   2,556,433.101          N/A           N/A             N/A
                1999                    14.696667       16.893101   1,484,982.525          N/A           N/A             N/A
                2000                    16.893101       16.162371   1,268,057.882          N/A           N/A             N/A
                2001                    16.162371       14.495682   1,106,634.365          N/A           N/A             N/A
                2002                    14.495682       12.028869     929,444.599          N/A           N/A             N/A
                2003                    12.028869       15.366925     850,659.789          N/A           N/A             N/A
LIFESTYLE BALANCED 640 TRUST
                1997                 $  12.500000      $14.066417   1,463,270.527          N/A           N/A             N/A
                1998                    14.066417       14.664362   2,366,219.819          N/A           N/A             N/A
                1999                    14.664362       16.257312   1,702,526.278          N/A           N/A             N/A
                2000                    16.257312       16.437657   1,480,244.787          N/A           N/A             N/A
                2001                    16.437657       15.433664   1,312,153.078          N/A           N/A             N/A
                2002                    15.433664       13.704682   1,118,762.759          N/A           N/A             N/A
                2003                    13.704682       16.754333   1,192,954.600          N/A           N/A             N/A

                                                    SERIES I SHARES                               SERIES II SHARES
                                     UNIT VALUE AT   UNIT VALUE AT  NUMBER OF UNITS  UNIT VALUE AT  UNIT VALUE AT  NUMBER OF UNITS
           SUB ACCOUNT               START OF YEAR    END OF YEAR   AT END OF YEAR   START OF YEAR   END OF YEAR    AT END OF YEAR
----------------------------------------------------------------------------------------------------------------------------------
LIFESTYLE MODERATE 460 TRUST
                1997                 $  12.500000      $14.016704     464,645.815          N/A           N/A             N/A
                1998                    14.016704       15.171965     863,517.086          N/A           N/A             N/A
                1999                    15.171965       16.142259     740,965.001          N/A           N/A             N/A
                2000                    16.142259       16.596254     655,339.912          N/A           N/A             N/A
                2001                    16.596254       16.185243     699,091.374          N/A           N/A             N/A
                2002                    16.185243       15.315540     575,205.583          N/A           N/A             N/A
                2003                    15.315540       17.794866     529,356.438          N/A           N/A             N/A
LIFESTYLE CONSERVATIVE 280 TRUST
                1997                 $  12.500000      $13.825120     131,137.160          N/A           N/A             N/A
                1998                    13.825120       15.025549     364,590.805          N/A           N/A             N/A
                1999                    15.025549       15.439823     375,762.981          N/A           N/A             N/A
                2000                    15.439823       16.397834     303,451.488          N/A           N/A             N/A
                2001                    16.397834       16.689833     271,169.723          N/A           N/A             N/A
                2002                    16.689833       16.741166     282,985.305          N/A           N/A             N/A
                2003                    16.741166       18.415805     241,888.351          N/A           N/A             N/A
AMERICAN INTERNATIONAL TRUST
                2003                      N/A             N/A           N/A            $12.500000     $16.507632     25,971.205
AMERICAN GROWTH TRUST
                2003                      N/A             N/A           N/A            $12.500000     $15.269062     74,053.448
AMERICAN GROWTH-INCOME TRUST
                2003                      N/A             N/A           N/A            $12.500000     $15.387946     46,828.492
AMERICAN BLUE CHIP GROWTH AND
  INCOME TRUST
                2003                      N/A             N/A          N/A             $12.500000     $15.298774     17,407.693

Units under this series of contracts were first credited under the subaccounts on March 4, 1992 except in the following instances:

     Blue Chip Growth Trust where units were first credited on December 11, 1992.

     Strategic Bond and Equity Income Trusts where units were first credited on February 19,1993.

     Overseas Trust, where units were first credited on January 9, 1995.

     All Cap Growth and International Small Company Trusts where units were first credited on March 4, 1996.

     All Cap Core Trust (formerly Growth Trust) where units were first credited on July 15, 1996.

     Pacific Rim Emerging Markets, Science and Technology, Emerging Small Company, Aggressive Growth, International Stock, Quantitative Equity, Real Estate Securities, Value, Balanced and High Yield Trusts where units were first credited on January 1, 1997

     Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280 Trusts where units were first credited on January 7, 1997.

     Small Company Value Trust where units were first credited on October 1, 1997.

     Small Company Blend, Mid Cap Stock, International Value, U.S. Large Cap Value and Total Return Trusts where units were first credited on May 1, 2000.


     Dynamic Growth, Tactical Allocation, Small Cap Index, International Index, Mid Cap Index, Total Stock Market Index and 500 Index Trusts where units were first credited on May 1, 2000.


     Capital Appreciation Trust where units were first credited on November 1, 2000.


     Health Sciences, Financial Services, All Cap Value, Quantitative Mid Cap, Strategic Growth, Capital Opportunities, Utilities, Mid Cap Value and Fundamental Value Trusts where units were first credited on April 30, 2001.


     Emerging Growth, Natural Resources, Mid Cap Core, Quantitative All Cap, Large Cap Value,Small Cap Opportunities, Special Value and Real Return Bond where units were first credited on May 5, 2003.


     American Growth, American International, American Growth-Income, and American Blue Chip Income and Growth where units were first credited on May 5, 2003.



     Great Companies-America where units were first credited on December 8, 2003.

                                     PART A
                      Information Contained in a Prospectus
                                   Version II

                            SUPPLEMENT TO PROSPECTUS
            FOR THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A
                                DATED May 1, 2004

FIXED ACCOUNT INVESTMENT OPTIONS

For contracts purchased on and after May 5, 2003: (a) purchase payments may not be allocated to the 1, 3, 5 and 7-year fixed account investment options (collectively, the "Fixed Account Investment Options") and (b) transfers from the variable account investment options to the Fixed Account Investment Options will not be permitted. As a result, the Secure Your Future Program sm will no longer be available for these contracts.

                          SUPPLEMENT DATED MAY 1, 2004

NY Wealthmark .Supp 05/2004

          HOME OFFICE                     ANNUITY SERVICE OFFICE MAILING ADDRESS
100 Summit Lake Drive, 2nd Floor                      P.O. Box 55077
    Valhalla, New York 10595                 Boston, Massachusetts 02205-8225
         (800) 493-8075                          www.manulifenewyork.com

                    THE MANUFACTURERS LIFE INSURANCE COMPANY
                         OF NEW YORK SEPARATE ACCOUNT A
                                       OF
              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

                  FLEXIBLE PURCHASE PAYMENT INDIVIDUAL DEFERRED
                 COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING



This Prospectus describes an annuity contract (the "CONTRACT") issued by The Manufacturers Life Insurance Company of New York ("WE" or "US" or "THE COMPANY" or "MANULIFE NEW YORK"). The contract is a flexible purchase payment, individual, deferred, non-participating, combination fixed and variable annuity contract. Contract values (other than those allocated to one of the fixed accounts) and variable annuity benefit payments will vary according to the investment performance of the sub-accounts of one of our separate accounts, The Manufacturers Life Insurance Company of New York Separate Account A (the "VARIABLE ACCOUNT"). Contracts with the optional Payment Credit Rider will have higher expenses than contracts without the optional Payment Credit Rider. The amount of Payment Credit and any earnings thereon may eventually be more than offset by the higher charges assessed against a contract with the Payment Credit Rider.Except as specifically noted here and under the caption "FIXED ACCOUNT INVESTMENT OPTION" below, this Prospectus describes only the variable portion of the contract. Below is a list of the forty-one variable investment options. There are five fixed investment options.



Alger American Balanced Portfolio                               Scudder Fixed Income Portfolio
Alger American Leveraged AllCap Portfolio                       Scudder Strategic Income Portfolio
Credit Suisse Trust-Emerging Markets Portfolio                  Scudder Money Market Portfolio
Credit Suisse Trust Global Post-Venture Capital Portfolio       Scudder Small Cap Growth  Portfolio
Dreyfus I.P. MidCap Stock Portfolio                             Scudder Technology Growth Portfolio
Dreyfus Socially Responsible Growth Fund Inc.                   Scudder Total Return Portfolio
Invesco VIF-Utilities Fund Portfolio                            SVS Davis Venture Value Portfolio
Scudder 21st Century Growth Portfolio                           SVS Dreman Financial Services Portfolio
Scudder Capital Growth Portfolio                                SVS Dreman High Return Equity Portfolio
Scudder Global Discovery Portfolio                              SVS Dreman Small Cap Value Portfolio
Scudder Growth and Income Portfolio                             SVS Eagle Focused Large Cap Growth Portfolio
Scudder Health Sciences Portfolio                               SVS Focus Value+Growth Portfolio
Scudder International Portfolio                                 SVS Index 500 Portfolio
Scudder Aggressive Growth Portfolio                             SVS Invesco Dynamic Growth Portfolio
Scudder Blue Chip Portfolio                                     SVS Janus Growth and Income Portfolio
Scudder Large Cap Value Portfolio                               SVS Janus Growth Opportunities Portfolio
Scudder Global Blue Chip Portfolio                              SVS MFS Strategic Value Portfolio
Scudder Government & Agency Securities Portfolio                SVS Oak Strategic Equity Portfolio
Scudder Growth Portfolio                                        SVS Turner MidCap Growth Portfolio
Scudder High Income Portfolio                                   Scudder Real Estate Securities Portfolio
Scudder International Select Equity Portfolio



SHARES OF THE PORTFOLIO ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE VARIABLE ACCOUNT AND THE VARIABLE PORTION OF THE CONTRACT THAT THE CONTRACT OWNER ("YOU") SHOULD KNOW BEFORE INVESTING. THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



ADDITIONAL INFORMATION ABOUT THE CONTRACT AND THE VARIABLE ACCOUNT IS CONTAINED IN A STATEMENT OF ADDITIONAL INFORMATION, DATED THE SAME DATE AS THIS PROSPECTUS, WHICH HAS BEEN FILED WITH THE SEC AND IS INCORPORATED HEREIN BY REFERENCE. THE STATEMENT OF ADDITIONAL INFORMATION IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY WRITING US AT THE ADDRESS ON THE FRONT COVER OR BY TELEPHONING
(800) 493-8075. THE SEC MAINTAINS A WEB SITE (HTTP://WWW.SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION AND OTHER INFORMATION ABOUT US, THE CONTRACTS AND THE VARIABLE ACCOUNT.

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY.................................................................................    3
ACCUMULATION UNIT VALUE TABLES..................................................................................    3
SERVICES........................................................................................................    3
       Independent Auditors.....................................................................................    3
       Servicing Agent..........................................................................................    3
       Principal Underwriter....................................................................................    3
APPENDIX A:  AUDITED FINANCIAL STATEMENTS.......................................................................  A-1

                   THE DATE OF THIS PROSPECTUS IS MAY 1, 2004

NYWealthmark 05/2004

                                TABLE OF CONTENTS


SUMMARY...................................................
GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT
AND THE PORTFOLIOS........................................
    The Manufacturers Life Insurance Company of New York..
    The Variable Account..................................
    The Portfolios........................................
    Advisers and Managers.................................
DESCRIPTION OF THE CONTRACT...............................
  ACCUMULATION PERIOD PROVISIONS..........................
    Purchase Payments.....................................
    Accumulation Units....................................
    Value of Accumulation Units...........................
    Net Investment Factor.................................
    Transfers Among Investment Options....................
    Maximum Number of Investment Options..................
    Telephone Transactions................................
    Special Transfer Services - Dollar Cost Averaging.....
    Asset Rebalancing Program.............................
    Withdrawals...........................................
    Special Withdrawal Services - The Income Plan.........
    Death Benefit During Accumulation Period..............
  PAY-OUT PERIOD PROVISIONS...............................
    General...............................................
    Annuity Options.......................................
    Determination of Amount of the First Variable
    Annuity Payment.......................................
    Annuity Units and the Determination of Subsequent
    Variable Annuity Benefit Payments.....................
    Transfers During Pay-out Period.......................
    Death Benefit During Pay-out Period...................
  OTHER CONTRACT PROVISIONS...............................
    Right to Review Contract..............................
    Ownership.............................................
    Annuitant.............................................
    Change of Maturity Date...............................
    Beneficiary...........................................
    Modification..........................................
    Our Approval..........................................
    Misstatement and Proof of Age, Sex or Survival........
  FIXED ACCOUNT INVESTMENT OPTIONS........................
  OPTIONAL BENEFITS.......................................
    Payment Credit Rider..................................
    Guaranteed Retirement Income Benefit..................
CHARGES AND DEDUCTIONS....................................
    Withdrawal Charges....................................
    Administration Fees...................................
    Mortality and Expense Risks Charge....................
    Taxes.................................................
    Expenses of Distributing Contracts....................
FEDERAL TAX MATTERS.......................................
  INTRODUCTION............................................
  OUR TAX STATUS..........................................
  TAXATION OF ANNUITIES IN GENERAL........................
    Tax Deferral During Accumulation Period...............
    Taxation of Partial and Full Withdrawals..............
    Taxation of Annuity Benefit Payments..................
    Taxation of Death Benefit Proceeds....................
    Penalty Tax on Premature Distributions................
    Aggregation of Contracts..............................
  QUALIFIED RETIREMENT PLANS..............................
    Direct Rollovers......................................
    Loans.................................................
  FEDERAL INCOME TAX WITHHOLDING..........................
GENERAL MATTERS...........................................
    Asset Allocation Services.............................
    Distribution of Contracts.............................
    Contract Owner Inquiries..............................
    Confirmation Statements...............................
    Legal Proceedings.....................................
    Cancellation of Contract..............................
    Voting Interest.......................................
    Reinsurance Arrangements..............................
APPENDIX A:  SPECIAL TERMS................................
APPENDIX B:  EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE.
APPENDIX C:  QUALIFIED PLAN TYPES.........................
APPENDIX U:  TABLES OF ACCUMULATION UNIT VALUES...........

                                     SUMMARY

The Summary section is an overview of the contract. For further information, see the appropriate section of the prospectus.


OVERVIEW OF THE CONTRACT. The contract offered by this Prospectus is a flexible purchase payment deferred combination fixed and variable annuity contract. The contract provides for the accumulation of contract values and the payment of annuity benefits on a variable and/or fixed basis. The Prospectus describes both participating interests in group deferred annuity contracts and individual deferred annuity contracts.


Under the contract, you make one or more purchase payments to us for a period of time (the "ACCUMULATION PERIOD") and then later, beginning on the "MATURITY DATE" we make one or more annuity benefit payments (the "PAY-OUT PERIOD"). Contract values during the accumulation period and the amounts of annuity benefit payments during the pay-out period may either be variable or fixed, depending upon the investment option(s) you select. You may use the contract to fund either a non-qualified or tax-qualified retirement plan.

When you purchase a variable annuity for any tax-qualified retirement plan, the variable annuity does not provide any additional tax deferred treatment of earnings beyond the treatment provided by the plan. Consequently, you should purchase a variable annuity for a tax-qualified plan only on the basis of other benefits offered by the variable annuity. These benefits may include lifetime income payments, protection through the death benefit, and guaranteed fees.

PURCHASE PAYMENT LIMITS. The minimum initial purchase payment is $5,000 for Non-Qualified contracts and $2,000 for Qualified contracts. However, if the optional Payment Credit Rider is elected the minimum initial purchase payment is $10,000. Purchase payments normally may be made at any time and must be in U.S. dollars. If a purchase payment would cause your contract value to exceed $1,000,000, or your contract value already exceeds $1,000,000, however, you must obtain our approval in order to make the purchase payment. We may cancel your contract if you have made no purchase payments for three years, your contract value is less than $2,000 and your purchase payments over the life of your contract, minus your withdrawals over the life of the contract, are less than $2,000.

INVESTMENT OPTIONS. Variable. There is no limit on the number of investment options to which you may allocate purchase payments. Currently, forty-one Variable Account investment options are offered through this prospectus. Each Variable Account investment option is a sub-account of the Variable Account that invests in an underlying Portfolio. A full description of each Portfolio is in the fund prospectuses. Your contract value during the accumulation period and the amounts of annuity benefit payments will depend upon the investment performance of the Portfolio underlying each sub-account of the Variable Account you select and/or upon the interest we credit on each fixed account option you select.

Fixed. There are five fixed account investment options. Under the fixed account investment options, we guarantee the principal value of purchase payments and the rate of interest credited to the investment account for the term of the guarantee period

Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.

Allocating assets only to one or a small number of the investment options should not be considered a balanced investment strategy. In particular, allocating assets to a small number of investment options that concentrate their investments in a particular business or market sector will increase the risk that the value of your contract will be more volatile since these investment options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology related businesses, including internet related businesses, (b) small cap securities and (c) foreign securities. We do not provide advice regarding appropriate investment allocations; please discuss this matter with your financial consultant.


TRANSFERS. During the accumulation period, subject to the restrictions under "Transfers Among Investment Options," you may transfer your contract values among any of the Variable Account investment options and from the Variable Account investment options to the fixed account investment options without charge. You may also transfer contract values among the fixed account investment options and from the fixed account investment options to the Variable Account investment options, subject to a one-year holding period (with certain exceptions) and a market value charge which may apply to such a transfer. During the pay-out period, you may not transfer your allocations from Variable Account options to fixed account options or from fixed account options to Variable Account options.

WITHDRAWALS. During the accumulation period, you may withdraw all or a portion of your contract value. The amount you withdraw from any investment account must be at least $300 or, if less, your entire balance in that investment account. If a partial withdrawal plus any applicable withdrawal charge would reduce your contract value to less than $300, we will treat your withdrawal request as a request to withdraw all of your contract value. A withdrawal charge and an administration fee may apply to your withdrawal. A withdrawal may be subject to income tax and a 10% penalty tax. A systematic withdrawal plan service is available under the contract.

CONFIRMATION STATEMENTS. We will send you confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. You should immediately report any mistakes to our Annuity Service Office (at the address shown on the cover of this Prospectus). If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

DEATH BENEFITS. We will pay the death benefit described below to your BENEFICIARY if you die during the accumulation period. If a contract is owned by more than one person, then the surviving contract owner will be deemed the beneficiary of the deceased contract owner. No death benefit is payable on the death of any ANNUITANT (a natural person or persons to whom ANNUITY BENEFIT PAYMENTS are made and whose life is used to determine the duration of annuity benefit payments involving life contingencies), except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. The amount of the death benefit will be calculated as of the date on which our Annuity Service Office receives written notice and proof of death and all required claim forms. The formula used to calculate the death benefit may vary according to the age(s) of the contract owner(s) at the time the contract is issued and the age of the contract owner who dies. If there are any unpaid loans (including unpaid interest) under the contract, the death benefit equals the death benefit calculated according to the applicable formula, minus the amount of the unpaid loans. If the annuitant dies during the pay-out period and annuity benefit payment method selected calls for payments for a guaranteed period, we will make the remaining guaranteed payments to the beneficiary.

ANNUITY BENEFIT PAYMENTS. We offer a variety of fixed and variable annuity benefit payment options. Periodic annuity benefit payments will begin on the "maturity date" (the date marking the end of the accumulation period and the beginning of the pay-out period). You select the maturity date, the frequency of payment and the type of annuity benefit payment option. Annuity benefit payments are made to the annuitant.

OPTIONAL BENEFITS: Payment Credit Rider. New contracts may be issued with a Payment Credit Rider if the contract owner elects this feature. The Payment Credit Rider may only be elected at issue and once elected is irrevocable. The minimum initial purchase payment required to elect the Payment Credit Rider is $10,000. The Payment Credit is equal to 4% of the purchase payment and is allocated among investment options in the same proportions as your purchase payments. An additional fee is imposed for the Payment Credit Rider and contracts with this feature will be subject to a higher withdrawal charge for a longer period of time. GRIB II may not be elected if the Payment Credit Rider is elected.


Guaranteed Retirement Income Benefit. Contracts may be issued with a Guaranteed Retirement Income Program, GRIB II, if you elect this optional rider. (For contracts purchased prior to July 21, 2003, another Guaranteed Income Program was also available, GRIB. GRIB is described in Appendix D.) GRIB II guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity benefit payments. The amount of these payments is determined by applying the Income Base to the monthly income factors in the GRIB II rider. GRIB II may not be elected if the Optional Payment Credit is elected. Election of GRIB II is irrevocable. For more information on GRIB II, please refer to the Optional Benefits Section of the prospectus.


REINSURANCE ARRANGEMENTS. We utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no contract owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that are currently reinsured include guaranteed death benefits, and guaranteed retirement income benefits.

TEN-DAY REVIEW. You may cancel your contract by returning it to us within 10 days of receiving it.

TAXATION. Generally all earnings on the underlying investments are tax-deferred until withdrawn or until annuity benefit payments begin. Normally, a portion of each annuity benefit payment is taxable as ordinary income. Partial and total withdrawals generally are taxable as ordinary income to the extent contract value prior to the withdrawal exceeds the purchase payments you have made, minus any prior withdrawals that were not taxable. A 10% penalty tax may apply to withdrawals and annuity benefit payments prior to age 59 1/2.

CHARGES AND DEDUCTIONS The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract. The items listed under "Contract Owner Transaction Expenses" and "Separate Account Annual Expenses" are more completely described in this Prospectus under "Charges and Deductions." The items listed under "Portfolio Annual Expenses" are described in detail in the accompanying Prospectuses of the Portfolios.

CONTRACT OWNER TRANSACTION EXPENSES. The following table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted.


                                                             WITHDRAWAL CHARGE       WITHDRAWAL CHARGE
DEFERRED SALES LOAD  (withdrawal     NUMBER OF COMPLETE          PERCENTAGE              PERCENTAGE
charge as percentage of purchase       YEARS PURCHASE        (No Payment Credit     (With Payment Credit
payments)                            PAYMENT IN CONTRACT          Rider)                 Rider)
--------------------------------------------------------------------------------------------------------
                                              0                     6%                      8%
                                    --------------------------------------------------------------------
                                              1                     6%                      8%
                                    --------------------------------------------------------------------
                                              2                     5%                      7%
                                    --------------------------------------------------------------------
                                              3                     5%                      7%
                                    --------------------------------------------------------------------
                                              4                     4%                      5%
                                    --------------------------------------------------------------------
                                              5                     3%                      4%
                                    --------------------------------------------------------------------
                                              6                     2%                      3%
                                    --------------------------------------------------------------------
                                              7                     0%                      1%
                                    --------------------------------------------------------------------
                                              8                     0%                      0%
                                    --------------------------------------------------------------------
ANNUAL CONTRACT FEE                                               $30 (A)
--------------------------------------------------------------------------------------------------------
TRANSFER FEE                                                     NONE (B)

  Guaranteed Fee                                                  $25(B)
  Current Fee                                                     $ 0(B)



(A) The $30 annual administration fee will not be assessed prior to the maturity date if at the time of its assessment the sum of all investment account values is greater than or equal to $100,000.


(B) We reserve the right to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee will not exceed the lesser of $25 or 2% of the amount transferred.


SEPARATE ACCOUNT ANNUAL EXPENSES. The following table describes fees and expenses that you will pay periodically during the time that you own the contract, not including annual portfolio operating expenses.

                      SEPARATE ACCOUNT ANNUAL EXPENSES (A)


Mortality and expense risks fee                                                             1.25%
Administration fee- asset based                                                             0.15%

TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES (WITH NO OPTIONAL RIDERS REFLECTED)                  1.40%

Fee for Optional Payment Credit Rider                                                       0.35%(B)

TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES (WITH PAYMENT CREDIT RIDER FEE)                      1.60%

                      FEES FOR OPTIONAL BENEFITS DEDUCTED FROM CONTRACT VALUE

GRIB II Fee (as a percentage of the Income Base)                                            0.45%(C)


(A) A daily charge reflected as a percentage of the variable investment accounts unless otherwise noted.

(B) This is an additional mortality and expense risks fee which is deducted not only from the variable sub-accounts but also from the fixed sub-accounts.

(C) The annual GRIB II Fee is 0.45% multiplied by the Income Base. The GRIB II Fee is deducted from the account value. A complete definition of GRIB II Income Base may be found below under "Guaranteed Retirement Income Benefits."

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES. Below are the minimum and maximum total operating expenses charged by the portfolios that you may pay periodically during the period that you own the contract. More detail concerning each portfolio's fees and expenses is contained the Trust prospectus.


TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES (A)                             MINIMUM       MAXIMUM
-----------------------------------------------------------------------------------------------
(Expenses that are deducted from portfolio assets, including               0.88%         2.51%
advisory fees, Rule 12b-1 fees and Other Expenses)



(A) The minimum and maximum expenses do not reflect any expense reimbursements. If such reimbursements were reflected, the minimum and maximum expenses would be 0.88%and 1.87%, respectively. Expense reimbursements may be terminated at any time.


EXAMPLE. The Example below is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner expenses, contract fees, separate account annual expenses and portfolio fee and expenses.


Two Series I and Series II Example of Expenses are set forth below, one reflecting the optional GRIB II fee (a growth factor of 6% is assumed in calculating the GRIB II Fee) and one reflecting the optional Payment Credit fee.


If you surrendered the contract at the end of the applicable time period, you would pay the following expenses on a $10,000.00 investment, assuming a 5% annual return on assets (actual costs may be higher or lower.)


                   Expense Examples Reflecting the GRIB II Fee



                                                             1 Year  3 Years    5 Years    10 Years
---------------------------------------------------------------------------------------------------
Maximum Total Annual Portfolio Operating Expenses             $987   $1,787     $ 2,625     $4,637
---------------------------------------------------------------------------------------------------
Minimum Total Annual Portfolio Operating Expenses             $835   $ 1347     $ 1,877     $3,175



               Expense Examples Reflecting the Payment Credit Fee



                                                             1 Year    3 Years    5 Years    10 Years
-----------------------------------------------------------------------------------------------------
Maximum Total Annual Portfolio Operating Expenses            $1,153    $1,934     $2,631     $4,399
-----------------------------------------------------------------------------------------------------
Minimum Total Annual Portfolio Operating Expenses            $1,005    $1,497     $1,894     $2,954


If you annuitized as provided in the contract or did not surrender the contract at the end of the applicable time period you would pay the following expenses on a $10,000 investment, assuming a 5% annual return on assets. (actual costs may be higher or lower).


                  Expense Examples Reflecting the GRIB II Fee



                                                             1 Year    3 Years    5 Years    10 Years
-----------------------------------------------------------------------------------------------------
Maximum Total Annual Portfolio Operating Expenses            $  441    $ 1,338    $ 2,254    $  4,637
-----------------------------------------------------------------------------------------------------
Minimum Total Annual Portfolio Operating Expenses            $  279    $   861    $ 1,477    $  3,175



               Expense Examples Reflecting the Payment Credit Fee

                                                             1 Year    3 Years    5 Years    10 Years
-----------------------------------------------------------------------------------------------------
Maximum Total Annual Portfolio Operating Expenses            $  428    $ 1,291    $ 2,166    $  4,399
-----------------------------------------------------------------------------------------------------
Minimum Total Annual Portfolio Operating Expenses            $  266    $   818    $ 1,394    $  2,954


For purposes of presenting the foregoing Examples, we have made certain assumptions. We have assumed that, where applicable, the maximum deferred sales load is deducted, that there are no transfers or other transactions. Those assumptions, (each of which is mandated by the SEC in an attempt to provide prospective investors with standardized data with which to compare various annuity contracts) do not take into account certain features of the contract and prospective changes in the size of the Trust which may operate to change the expenses borne by contract owners. CONSEQUENTLY, THE AMOUNTS LISTED IN THE EXAMPLES ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES BORNE BY CONTRACT OWNERS MAY BE GREATER OR LESSER THAN THOSE SHOWN.

LOCATION OF FINANCIAL STATEMENTS OF REGISTRANT AND DEPOSITOR. Our financial statements and those of the Variable Account may be found in the Statement of Additional Information.

GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE PORTFOLIOS

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

We are an indirect subsidiary of MFC.

We are a stock life insurance company organized under the laws of New York on February 10, 1992. Our principal office is located at 100 Summit Lake Drive, Valhalla New York 10595. We are a wholly-owned subsidiary of The Manufacturers Life Insurance Company (U.S.A.) ("MANULIFE USA"), a stock life insurance company incorporated in Maine on August 20, 1955 by a special act of the Maine legislature and redomesticated under the laws of Michigan with its principal office located at 73 Tremont Street, Boston, Massachusetts 02108. Our ultimate parent is Manulife Financial Corporation ("MFC"), a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as MANULIFE FINANCIAL.

The Manufacturers Life Insurance Company of New York's financial ratings are as follows:

         A++ A.M. Best

         Superior companies have a very strong ability to meet their obligations; 1st category of 16

         AA+ Fitch

         Very strong capacity to meet policyholder and contract obligations; 2nd category of 22

         AA+ Standard & Poor's

         Very strong financial security characteristics; 2nd category of 21

These ratings, which are current as of the date of this prospectus and are subject to change, are assigned as a measure of The Manufacturers Life Insurance Company of New York's ability to honor any guarantees provided by the contract and any applicable optional riders, but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio.

THE VARIABLE ACCOUNT

The Variable Account is one of our separate accounts that invests the contract values you allocate to it in the Portfolio(s) you select.

We established the Variable Account on March 4, 1992 as a separate account under the laws of New York. The income, gains and losses, whether or not realized, from assets of the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains or losses. Nevertheless, all obligations arising under the contracts are our general corporate obligations. Assets of the Variable Account may not be charged with liabilities arising out of any of our other business.

The Variable Account is registered with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act"), as a unit investment trust. A unit investment trust is a type of investment company which invests its assets in specified securities, such as the shares of one or more investment companies. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account. If we determine that it would be in the best interests of persons having voting rights under the contracts, the Variable Account may be operated as a management company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.

The Variable Account currently has forty-one sub-accounts. We reserve the right, subject to prior approval of the New York Superintendent of Insurance and compliance with applicable law, to add other sub-accounts, eliminate existing sub-accounts, combine sub-accounts or transfer assets in one sub-account to another sub-account that we, or an affiliated company, may establish.

THE PORTFOLIOS

The Portfolios are mutual funds in which the Variable Account invests.

The Separate Account currently invests in the shares of the following open-end management investment companies:

         -        The Alger American Fund

         -        Credit Suisse Trust

         -        Dreyfus Investment Portfolios

         -        The Dreyfus Socially Responsible Growth Fund, Inc.

         -        INVESCO Variable Investment Funds, Inc.

         -        Scudder Variable Series I

         -        Scudder Variable Series II

         -        Scudder VIT Funds Trust

The Portfolios are investment vehicles for variable life insurance and variable annuity contracts and certain qualified retirement plans. Portfolio shares are sold only to insurance company separate accounts and qualified retirement plans. Portfolio shares may be sold to separate accounts of other insurance companies, whether or not affiliated with us. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts of companies unaffiliated with us, or for variable life insurance separate accounts, variable annuity separate accounts and qualified retirement plans to invest simultaneously in the Portfolios. Currently, we do not forsee disadvantages to variable life insurance owners, variable annuity owners or qualified retirement plans. The Portfolios monitor events for material conflicts between owners and determine what action, if any, should be taken. In addition, if we believe that a Portfolio's response to any of those events or conflicts insufficiently protects Contracts, we will take appropriate action.

The assets of each Portfolio are held separate from the assets of the other Portfolios, and each Portfolio has its own distinct investment objective and policies. Each Portfolio operates as a separate investment Portfolio, and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

The Portfolios are summarized below:

                    THE ALGER AMERICAN FUND (CLASS S SHARES).

The ALGER AMERICAN BALANCED PORTFOLIO seeks current income and long-term capital appreciation.

The ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO seeks long-term capital appreciation.

                               CREDIT SUISSE TRUST

The CREDIT SUISSE TRUST-EMERGING MARKETS PORTFOLIO seeks long-term growth of capital by investing in equity securities of emerging markets.

The CREDIT SUISSE TRUST GLOBAL POST-VENTURE CAPITAL PORTFOLIO seeks long-term growth of capital by investing primarily in equity securities of U.S. and foreign companies considered to be in their post-venture-capital stage of development.

                  DREYFUS INVESTMENT PORTFOLIO (SERVICE CLASS)

The DREYFUS I.P. MIDCAP STOCK PORTFOLIO seeks to provide investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poors's MidCap 400(R) Index.*

         DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (SERVICE CLASS)

The DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND INC. seeks to provide capital growth with current income as a secondary goal by investing in common stocks of companies that, in the opinion of the Portfolio's management, not only meet traditional investment standards, but also conduct their business in a manner that contributes to the enhancement of the quality of life in America.

                     INVESCO VARIABLE INVESTMENT FUNDS, INC.

The INVESCO VIF-UTILITIES FUND PORTFOLIO seeks capital appreciation and income by investing primarily in companies engaged in the utilities sector.

                   SCUDDER VARIABLE SERIES I (CLASS B SHARES)

The SCUDDER 21ST CENTURY GROWTH PORTFOLIO seeks long-term growth of capital by investing primarily in equity securities issued by emerging growth companies.

The SCUDDER CAPITAL GROWTH PORTFOLIO seeks to maximize long-term capital growth through a broad and flexible investment program.

The SCUDDER GLOBAL DISCOVERY PORTFOLIO seeks above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world.

The SCUDDER GROWTH AND INCOME PORTFOLIO seeks long-term growth of capital, current income and growth of income.

The SCUDDER HEALTH SCIENCES PORTFOLIO seeks long-term growth of capital by investing at least 80% of total assets, plus the amount of any borrowings for investment purposes, in common stocks of companies in the health sector.

The SCUDDER INTERNATIONAL PORTFOLIO seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments.

                   SCUDDER VARIABLE SERIES II (CLASS B SHARES)

The SCUDDER AGGRESSIVE GROWTH PORTFOLIO seeks capital appreciation through the use of aggressive investment techniques.

The SCUDDER BLUE CHIP PORTFOLIO seeks growth of capital and income.


The SCUDDER LARGE CAP VALUE PORTFOLIO seeks to achieve a high rate of total return.


The SCUDDER GLOBAL BLUE CHIP PORTFOLIO seeks long-term capital growth.

The SCUDDER GOVERNMENT AGENCY SECURITIES PORTFOLIO seeks high current income consistent with preservation of capital.

The SCUDDER GROWTH PORTFOLIO seeks maximum appreciation of capital.

The SCUDDER HIGH INCOME PORTFOLIO (formerly, Scudder High Yield Portfolio) seeks to provided a high level of current income.

The SCUDDER INTERNATIONAL SELECT EQUITY PORTFOLIO seeks capital appreciation.

The SCUDDER FIXED INCOME PORTFOLIO (Formerly, Scudder Investment Grade Bond Portfolio) seeks high current income.

The SCUDDER STRATEGIC INCOME PORTFOLIO seeks high current return through investing mainly in Bonds issued by US and foreign corporations and governments.

The SCUDDER MONEY MARKET PORTFOLIO seeks maximum current income to the extent consistent with stability of principal.

The SCUDDER SMALL CAP GROWTH PORTFOLIO seeks maximum appreciation of investors' capital.

The SCUDDER TECHNOLOGY GROWTH PORTFOLIO seeks growth of capital.

The SCUDDER TOTAL RETURN PORTFOLIO seeks high total return, a combination of income and capital appreciation.

The SVS DAVIS VENTURE VALUE PORTFOLIO seeks growth of capital.

The SVS DREMAN FINANCIAL SERVICES PORTFOLIO seeks long-term capital appreciation.

The SVS DREMAN HIGH RETURN EQUITY PORTFOLIO seeks to achieve a high rate of total return.

The SVS DREMAN SMALL CAP VALUE PORTFOLIO seeks long-term capital appreciation.

The SVS EAGLE FOCUSED LARGE CAP GROWTH PORTFOLIO seeks growth through long-term capital appreciation.

The SVS FOCUS VALUE+GROWTH PORTFOLIO seeks growth of capital through a portfolio of growth an value stocks. A secondary objective of the portfolio is the reduction of risk over a full market cycle compared to a portfolio of only growth stocks or only value stocks.

The SVS INDEX 500 PORTFOLIO seeks returns that, before expenses, correspond to the total return of U.S. common stocks as represented by the Standard & Poor's 500 Companies Stock Price Index.*

The SVS INVESCO DYNAMIC GROWTH PORTFOLIO seeks long-term capital growth.

The SVS JANUS GROWTH AND INCOME PORTFOLIO seeks long-term capital growth and current income.

The SVS JANUS GROWTH OPPORTUNITIES PORTFOLIO seeks long-term growth of capital in a manner consistent with the preservation of capital.

The SVS MFS STRATEGIC VALUE PORTFOLIO seeks capital appreciation.

The SVS OAK STRATEGIC EQUITY PORTFOLIO seeks long-term capital growth.

The SVS TURNER MIDCAP GROWTH PORTFOLIO seeks capital appreciation.

SCUDDER VIT FUNDS TRUST

The SCUDDER REAL ESTATE SECURITIES PORTFOLIO seeks long-term capital appreciation and current income by investing primarily in real estate securities.

The Portfolios may not achieve their stated objective. More detailed information, including a description of risks involved in investing in the Portfolios is found in the Portfolios' prospectuses.

*"Standard & Poor's (R)," "S&P(R)," "S & P 500(R)," S & P MidCap 400(R),"
"Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. Deutsche Asset Management Americas Inc. has been licensed to use such trademarks, as applicable.

The Dreyfus I.P. MidCap Stock Portfolio and the SVS Index 500 Portfolio are not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Portfolios. Additional information may be found in the Portfolios' Statement of Additional Information.

ADVISERS AND MANAGERS.

Fred Alger Management, Inc. ("Alger") serves as the investment adviser for the Alger American Balanced Portfolio and the Alger American Leveraged AllCap Portfolio.

Credit Suisse Asset Management, LLC is the investment adviser for the two available Portfolios of the Credit Suisse Trust.

The Dreyfus Corporation ("Dreyfus") is the investment adviser for the Dreyfus I.P. MidCap Stock Portfolio and The Dreyfus Socially Responsible Growth Fund, Inc.

INVESCO Funds Group, Inc. is the investment adviser for the available Portfolio of the INVESCO Variable Investment, Funds, Inc.

Deutsche Investment Management Americas Inc. ("DeIM") is the investment manager for the six available Portfolios of Scudder Variable Series I and the twenty-six available Portfolios of Scudder Variable Series II.

                                      * * *

We may receive compensation from the Portfolios or the investment advisers of the Portfolios for services related to the Portfolios. Such compensation will be consistent with the services rendered or the cost savings resulting from the arrangement.

A full description of each Portfolio, including the investment objectives, policies and restrictions of, and the risks relating to investments in the Portfolio, is contained in the Portfolio prospectuses. The Portfolio prospectuses should be read carefully before allocating purchase payments to a sub-account.

If the shares of a Portfolio are no longer available for investment or in our judgment investment in a Portfolio becomes inappropriate, we may eliminate the shares of a the Portfolio and substitute shares of another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future purchase payments. However, we will make no such substitution without first notifying you and obtaining approval of the New York Superintendent of Insurance and the SEC (to the extent required by the 1940 Act).

You instruct us how to vote Portfolio shares.

Shares of the Portfolios held in the Variable Account will be voted at any shareholder meetings according to voting instructions received from persons having the voting interest in the contracts. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting. Portfolio proxy material will be distributed to each person having the voting interest under the contract together with appropriate forms for giving voting instructions. We will vote all Portfolio shares that we hold (including our own shares and those we hold in the Variable Account for contract owners) in proportion to the instructions so received.

During the accumulation period, the contract owner has the voting interest under a contract. During the pay-out period, the annuitant has the voting interest under a contract. We reserve the right to make any changes in the voting rights described above that may be permitted by the federal securities laws, regulations or interpretations thereof. For further information on voting interest under the contract see "Voting Interest" in this prospectus.

DESCRIPTION OF THE CONTRACT

ACCUMULATION PERIOD PROVISIONS

PURCHASE PAYMENTS

Initial purchase payments usually must be at least $5,000, subsequent ones at least $30. Total purchase payments of more than $1 million require our approval.

Your purchase payments are made to us at our Annuity Service Office. The minimum initial purchase payment is $5,000 for Non-Qualified contracts and $2,000 for Qualified contracts. However, if the optional Payment Credit Rider is elected, the minimum initial purchase payment is $10,000. Subsequent purchase payments must be at least $30. Purchase payments may be made at any time and must be in U.S. dollars. We may provide for purchase payments to be automatically withdrawn from your bank account on a periodic basis. If a purchase payment would cause your contract value to exceed $1,000,000 or your contract value already exceeds $1,000,000, you must obtain our approval in order to make the payment.

We may cancel a contract at the end of any three consecutive contract years in which no purchase payments have been made, if both:

         - the total purchase payments made over the life of the contract, less any withdrawals, are less than $2,000; and

         - the contract value at the end of such three-year period is less than $2,000.

If we cancel your contract, we will pay you the contract value computed as of the valuation period during which the cancellation occurs, minus the amount of any outstanding loan and minus the annual $30 administration fee. The amount paid will be treated as a withdrawal for federal tax purposes and thus may be subject to income tax and to a 10% penalty tax (see "FEDERAL TAX MATTERS").

Purchase payments are allocated among the investment options in accordance with the percentages you designate. You may change the allocation of subsequent purchase payments at any time by notifying us in writing.

SECURE YOUR FUTURE PROGRAM (SM) In addition, you have the option to participate in our Secure Your Future Program (SM). Under the Secure Your Future Program the initial purchase payment is split between the 7-year fixed investment account and variable investment options. The percentage of the initial purchase payment allocated to a 7-year fixed investment account will assure that the fixed account allocation will have grown to an amount at least equal to the total initial purchase payment at the end of the guaranteed period. The percentage depends upon the current investment rate of the fixed investment option. The balance of the initial purchase payment is allocated among the variable investment options as selected in the contract. You may obtain full information concerning the Secure Your Future Program SM and its restrictions from your financial consultants or our Annuity Service Office.

ACCUMULATION UNITS

The value of an investment account is measured in "accumulation units," which vary in value with the performance of the underlying Portfolio.

During the accumulation period, we will establish an "INVESTMENT ACCOUNT" for you for each Variable Account investment option to which you allocate a portion of your contract value. Amounts are credited to those investment accounts in the form of "ACCUMULATION UNITS" (units of measure used to calculate the value of the variable portion of your contract during the accumulation period). The number of accumulation units to be credited to each investment account is determined by dividing the amount allocated to that investment account by the value of an accumulation unit for that investment account next computed after the purchase payment is received at our Annuity Service Office complete with all necessary information or, in the case of the first purchase payment, pursuant to the procedures described below.

Initial purchase payments received by mail will usually be credited on the business day (any date on which the New York Stock Exchange is open and the net asset value of a Portfolio is determined) on which they are received at our Annuity Service Office, and in any event not later than two business days after our receipt of all information necessary for issuing the contract. Subsequent purchase payments will be credited on the business day they are received at our Annuity Service Office. You will be informed of any deficiencies preventing processing if your contract cannot be issued. If the deficiencies are not remedied within five business days after receipt, your purchase payment will be returned promptly, unless you specifically consent to our retaining your purchase payment until all necessary information is received. Initial purchase payments received by wire transfer from broker-dealers will be credited on the business day received by us if the broker-dealers have made special arrangements with us.

VALUE OF ACCUMULATION UNITS

The value of your accumulation units will vary from one business day to the next depending upon the investment results of the investment options you select. The value of an accumulation unit for each sub-account was arbitrarily set at $10 or $12.50 for the first business day under other contracts which we or an affiliate of ours have issued. The value of an accumulation unit for any subsequent business day is determined by multiplying the value of an accumulation unit for the immediately preceding business day by the net investment factor for that sub-account (described below) for the business day for which the value is being determined. Accumulation units will be valued at the end of each business day. A business day is deemed to end at the time of the determination of the net asset value of the Portfolio shares.

NET INVESTMENT FACTOR

The net investment factor is an index used to measure the investment performance of a sub-account from one business day to the next (the "VALUATION PERIOD"). The net investment factor may be greater than, less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same. The net investment factor for each sub-account for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result:

Where (a) is:

         - the net asset value per share of a portfolio share held in the sub-account determined at the end of the current valuation period, plus

         - the per share amount of any dividend or capital gain distributions made by the portfolio on shares held in the sub-account if the "ex-dividend" date occurs during the current valuation period.

Where (b) is the net asset value per share of a portfolio share held in the sub-account determined as of the end of the immediately preceding valuation period.

Where (c) is a factor representing the charges deducted from the sub-account on a daily basis for Separate Account Annual Expenses.

TRANSFERS AMONG INVESTMENT OPTIONS

Amounts invested may be transferred among investment options.


Subject to the restrictions noted below, during the accumulation period, you may transfer amounts among the variable account investment options and from such investment options to the fixed account investment options at any time upon written notice to us. Accumulation units will be canceled from the investment account from which you transfer amounts and credited to the investment account to which you transfer amounts. Your contract value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the investment account. If after the transfer the amount remaining in the investment account is less than $100, then we will transfer the entire amount instead of the requested amount. We reserve the right to limit, upon notice, the maximum number of transfers you may make to one per month or six at any time within a contract year. In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the Portfolios. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law).



Currently, we do not impose a charge for transfer requests. The first twelve transfers in a contract year are without any transfer charge. For each additional transfer in a contract year, we do not currently assess a charge but reserve the right (to the extent permitted by your contract) to assess a reasonable charge (not to exceed the lesser of $25 or 2% of the amount transferred) to reimburse us for the expenses of processing transfers.



None of the portfolios which are investment options for the contract are designed for short-term investing since such activity may increase portfolio transaction costs and be disruptive to management of a portfolio (affecting a subadviser's ability to effectively manage a portfolio in accordance with its investment objective and policies). Management of the Trust will monitor purchases and redemptions of Trust shares. If management of the Trust becomes aware of short-term trading that it believes, in its sole discretion, is significantly disrupting (or may potentially significantly disrupt) management of a portfolio or materially increasing portfolio transaction costs ("Disruptive Short-Term Trading"), the Trust may impose restrictions on such trading. The Trust's participation agreement with the Company requires the Company to impose trading restrictions on its contract owners if requested by the Trust. In addition, the Company also has a policy to restrict transfers to two per month per contract. (For purposes of this restriction, (a) scheduled transfers made pursuant to a Dollar Cost Averaging program or an Asset Rebalancing Program are not considered transfers and (b) all transfers made during the period from the opening of trading each day the net asset value of the shares of the Trust are determined (usually 9 a.m.) to the close of trading that day (the close of day-time trading of the New York Stock Exchange (usually 4 p.m.)) are considered one transfer.) Contract owners may, however, transfer to the Money Market Trust even if the two transfer per month limit has been reached if 100% of the contract value is transferred to the Money Market Trust. If such a transfer to the Money Market Trust is made, for a 30 day period after such transfer, no subsequent transfers from the Money Market Trust to another portfolio may be made. This restriction is applied uniformly to all contract owners. The Company also reserves the right to take other actions to restrict trading as noted below.



Actions that the Company may take to restrict trading include, but are not limited to:

                  restricting the number of transfers made during a defined period,

                  restricting the dollar amount of transfers,

                  restricting the method used to submit transfers (e.g., requiring transfer requests to be submitted in writing via U.S. mail), and restricting transfers into and out of certain subaccounts.


Contract owners should note that while the Company seeks to identify and prevent Disruptive Short-Term Trading, it is not always possible to do so. Therefore, no assurance can be given that the Company will successfully impose restrictions on all Disruptive Short-Term Trading. If the Trust and the Company are unsuccessful in restricting Disruptive Short-Term Trading, the portfolios may incur higher brokerage costs and may maintain higher cash levels, limiting their ability to achieve their investment objective.


MAXIMUM NUMBER OF INVESTMENT OPTIONS

There is no limit on the number of investment options to which you may allocate purchase payments.

TELEPHONE TRANSACTIONS

You are permitted to request transfers and withdrawals by telephone. We will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. To be permitted to request withdrawal by telephone, you must elect the option on the appropriate authorization form. (we will provide you with one upon re-quest.) We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly. Such procedures include the following. Upon telephoning a request, you will be asked to provide information that verifies that it is you calling. For both your and our protection, we will tape record all conversations with you. All telephone transactions will be followed by a confirmation statement of the transaction. We reserve the right to impose maximum withdrawal amounts and other new procedural requirements regarding transfer privileges.

SPECIAL TRANSFER SERVICES - DOLLAR COST AVERAGING

Dollar Cost Averaging and Asset Rebalancing programs are available.

We administer a Dollar Cost Averaging ("DCA") program. If you enter into a DCA agreement, you may instruct us to transfer monthly a predetermined dollar amount from any sub-account or the one year fixed account investment option to other variable sub-accounts until the amount in the sub-account from which the transfer is made or one year fixed account investment option is exhausted. A DCA fixed account investment option may be established under the DCA program to make automatic transfers. Only purchase payments (and not existing contract values) may be allocated to the DCA fixed account investment option. If the DCA fixed account investment option is elected, the amounts allocated to this account will be credited with interest at the guaranteed interest rate in effect on the date of such allocation.

From time to time, we may offer special DCA programs where the rate of interest credited to a fixed account investment option exceeds our actual earnings on the supporting assets, less appropriate risk and expense adjustments. In such case, any amounts credited to your account in excess of amounts earned by us on the assets in the general account will be recovered from existing charges described in your contract. Your contract charges will not increase as a result of electing to participate in any special DCA program.


The DCA program is generally suitable if you are making a substantial deposit and desire to control the risk of investing at the top of a market cycle. The DCA program allows investments to be made in equal installments over time in an effort to reduce that risk. Therefore, a lower purchase price may be achieved over the long-term by purchasing more accumulation units of a particular sub-account when the unit value is low; less when the unit value is high. However, the DCA program does not guarantee profits or prevent losses in a declining market and requires regular investment regardless of fluctuating price levels. Contract owners interested in the DCA program should consider their financial ability to continue purchases through periods of low price levels. If you are interested in the DCA program, you may elect to participate in the program on the appropriate authorization form. You may obtain a separate authorization form and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the DCA program.


ASSET REBALANCING PROGRAM

We administer an Asset Rebalancing Program which enables you to specify the percentage levels you would like to maintain in particular portfolios. Your contract value will be automatically rebalanced pursuant to the schedule described below to maintain the indicated percentages by transfers among the portfolios. (Fixed account investment options are not eligible for participation in the Asset Rebalancing Program.) The entire value of the variable investment accounts must be included in the Asset Rebalancing

Program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing Program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing Program is being used. If you are interested in the Asset Rebalancing Program, you may obtain a separate authorization form and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the Asset Rebalancing Program.

Asset rebalancing will only be permitted on the following time schedules:

         - quarterly on the 25th day of the last month of the calendar quarter (or the next business day if the 25th is not a business day);

         - semi-annually on June 25th and December 26th (or the next business day if these dates are not business days); or

         - annually on December 26th (or the next business day if December 26th is not a business day).

WITHDRAWALS

You may withdraw all or a portion of your contract value, but may incur withdrawal charges and tax liability as a result.

During the accumulation period, you may withdraw all or a portion of your contract value upon written request (complete with all necessary information) to our Annuity Service Office. For certain qualified contracts, exercise of the withdrawal right may require the consent of the qualified plan participant's spouse under the Internal Revenue Code of 1986, as amended (the "Code"). In the case of a total withdrawal, we will pay the contract value as of the date of receipt of the request at our Annuity Service Office, minus the annual $30 administration fee (if applicable), any unpaid loans (including unpaid interest) and any applicable withdrawal charge. The contract then will be canceled. In the case of a partial withdrawal, we will pay the amount requested and cancel accumulation units credited to each investment account equal in value to the amount withdrawn from that investment account plus any applicable withdrawal charge deducted from that investment account.

When making a partial withdrawal, you should specify the investment options from which the withdrawal is to be made. The amount requested from an investment option may not exceed the value of that investment option minus any applicable withdrawal charge. If you do not specify the investment options from which a partial withdrawal is to be taken, a partial withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment options, beginning with the shortest guarantee period and ending with the longest guarantee period. If the partial withdrawal is less than the total value in the variable account investment options, the withdrawal will be taken proportionately from all of your variable account investment options. For rules governing the order and manner of withdrawals from the fixed account investment options, see "FIXED ACCOUNT INVESTMENT OPTIONS".

There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the investment option. If after the withdrawal (and deduction of any withdrawal charge) the amount remaining in the investment option is less than $100, we will treat the partial withdrawal as a withdrawal of the entire amount held in the investment option. If a partial withdrawal plus any applicable withdrawal charge would reduce the contract value to less than $300, we will treat the partial withdrawal as a total withdrawal of the contract value.

The amount of any withdrawal from the variable account investment options will be paid promptly, and in any event within seven calendar days of receipt of the request, complete with all necessary information at our Annuity Service Office. However, we reserve the right to defer the right of withdrawal or postpone payments for any period when:

         - the New York Stock Exchange is closed (other than customary weekend and holiday closings),

         -        trading on the New York Stock Exchange is restricted,

         - an emergency exists as a result of which disposal of securities held in the Variable

                  Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or

         - the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.

TELEPHONE REDEMPTIONS. You may request the option to withdraw a portion of your contract value by telephone by completing a separate authorization form. We reserve the right to impose maximum withdrawal amounts and procedural requirements regarding this privilege. For additional information on Telephone Redemptions see "Telephone Transactions" above.

Withdrawals from the contract may be subject to income tax and a 10% penalty tax (see "FEDERAL TAX MATTERS"). Withdrawals are permitted from contracts issued in connection with Section 403(b) qualified plans only under limited circumstances (see "APPENDIX C - QUALIFIED PLAN TYPES").

SPECIAL WITHDRAWAL SERVICES - THE INCOME PLAN

Systematic "Income Plan" withdrawals are available.


We administer an Income Plan ("IP") that permits you to pre-authorize a periodic exercise of the contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified investment options on a periodic basis. The total of IP withdrawals in a contract year is limited to not more than 10% of the purchase payments made (to ensure that no withdrawal or market value charge will ever apply to an IP withdrawal). If additional withdrawals, outside the IP program, are taken from a contract in the same contract year in which an IP program is in effect, IP withdrawals taken after the free withdrawal amount has been exceed are subject to a withdrawal charge. The IP is not available to contracts participating in the dollar cost averaging program or for which purchase payments are being automatically deducted from a bank account on a periodic basis. IP withdrawals will be withdrawn without market value charges. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% penalty tax. If you are interested in an IP, you may obtain a separate application and full information concerning the program and its restrictions from your financial consultant or our Annuity Service Office. There is no charge for participation in the IP program.


DEATH BENEFIT DURING ACCUMULATION PERIOD

If you die during the accumulation period, your beneficiary will receive a death benefit that might exceed your contract value.

IN GENERAL. The following discussion applies principally to contracts that are not issued in connection with qualified plans, i.e., "NON-QUALIFIED CONTRACTS." Tax law requirements applicable to qualified plans, including IRAs, and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, if your contract is to be used in connection with a qualified plan, you should seek competent legal and tax advice regarding the suitability of the contract for the situation involved and the requirements governing the distribution of benefits, including death benefits, from a contract used in the plan. In particular, if you intend to use the contract in connection with a qualified plan, including an IRA, you and your advisor should consider that there is some uncertainty as to the income tax effects of the death benefit on qualified plans, including IRAs. (See "FEDERAL TAX MATTERS" and Appendix C "Qualified Plan Types").

AMOUNT OF DEATH BENEFIT. If any contract owner dies and the oldest owner had an attained age of less than 81 years on the date as of which the contract was issued, the death benefit will be determined as follows.

During the first contract year, the death benefit will be the greater of:

         -        the contract value, or

         - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

During any subsequent contract year, the death benefit will be the greater of:

         -        the contract value, or

         - the death benefit on the last day of the previous contract year, plus any purchase payments made and less any amounts deducted in connection with partial withdrawals since then.

If any contract owner dies after attaining 81 years of age, the death benefit will be the greater of:

         -        the contract value, or

         - the death benefit on the last day of the contract year ending just prior to the contract owner's 81st birthday, plus any purchase payments made, less amounts deducted in connection with partial withdrawals since then.

If any contract owner dies and the oldest owner had an attained age of 81 years or greater on the date as of which the contract was issued, the death benefit will be the greater of:

         -        the contract value, or

         - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

The determination of the death benefit will be made on the date we receive written notice and proof of death, as well as all required completed claims forms, at our Annuity Service Office. No one is entitled to the death benefit until this time.

PAYMENT OF DEATH BENEFIT. The determination of the death benefit will be made on the date we receive written notice and "proof of death" as well as all required claims forms, at our Annuity Service Office. No one is entitled to the death benefit until this time. Death benefits will be paid within 7 days of that determination. Proof of death occurs when we receive one of the following at our Annuity Service Office within one year of the date of death:

                  a certified copy of a death certificate;

                  a certified copy of a decree of a court of competent jurisdiction as to the finding of death;

                  and all required claim forms or

                  any other proof satisfactory to us.

If there are any unpaid loans, the death benefit equals the death benefit, as described above, minus the amount of unpaid loans (including unpaid interest).

We will pay the death benefit to the beneficiary if any contract owner dies during the accumulation period. If there is a surviving contract owner, that contract owner will be deemed to be the beneficiary. No death benefit is payable on the death of any annuitant (who is not an owner), except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. On the death of the last surviving annuitant, the contract owner, if a natural person, will become the annuitant unless the contract owner designates another person as the annuitant.

The death benefit may be taken in the form of a lump sum immediately. If not taken immediately, the contract will continue subject to the following:

         -        The beneficiary will become the contract owner.

         - Any excess of the death benefit over the contract value will be allocated to the owner's investment accounts in proportion to their relative values on the date of receipt at our Annuity Service Office of due proof of the owner's death and all required claim forms.

         -        No additional purchase payments may be made.

         - If the beneficiary is not the deceased's owner spouse, distribution of the contract owner's entire interest in the contract must be made within five years of the owner's death, or alternatively, distribution may be made as an annuity, under one of the annuity options described below under "Annuity Options," which begins within one year of the owner's death and is payable over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary. Upon the death of the beneficiary, the death benefit will equal the contract value and must be distributed immediately in a single sum.

         - If the deceased owner's spouse is the beneficiary, the surviving spouse continues the contract as the new owner. In such a case, the distribution rules applicable when a contract owner dies will apply when the spouse, as the owner, dies. In addition, we will pay a death benefit upon the death of the spouse. For purposes of calculating the death benefit payable upon the death of the spouse, the death benefit paid upon the first owner's death will be treated as a purchase payment to the contract (excluding any optional benefits). In addition, the death benefit on the last day of the previous contract year (or the last day of the contract year ending just prior to the owner's 81st birthday, if applicable) shall be set to zero as of the date of the first owners death.

         - Alternatively, if the contract is not a qualified contract and if the beneficiary is not the deceased owner's spouse, distribution of the owner's entire interest in the contract may be made as a series of withdrawals over the beneficiary's life expectancy. If this form of distribution is selected, the beneficiary may not reduce or stop the withdrawals but may in any year withdraw more than the required amount for that year. If life expectancy withdrawals have been selected and the initial beneficiary dies while value remains in the contract, a successor beneficiary may either take a lump sum distribution of the remaining balance or continue periodic withdrawals according to the original schedule based on the initial beneficiary's life expectancy.

Please see Optional Benefits for a discussion of benefits available to spousal beneficiaries under each optional rider.

A substitution or addition of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change and treating such value as a purchase payment made on that date for purposes of computing the amount of the death benefit. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the change will not be considered in the determination of the death benefit. Furthermore, the death benefit on the last day of the previous contract year will be set at zero as of the date of the change. No such change in death benefit will be made if the person whose death will cause the death benefit to be paid is the same after the change in ownership or if ownership is transferred to the owner's spouse.

Death benefits will be paid within seven days of the date the amount of the death benefit is determined, as described above, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "WITHDRAWALS").

In designating beneficiaries the contract owner may impose restrictions on the timing and manner of payment of death benefits. The description of death benefits in this prospectus does not reflect any of the restrictions that could be imposed, and it should be understood as describing what will happen if the contract owner chooses not to restrict death benefits under the contract. If the contract owner imposes restrictions, those restrictions will govern the payment of the death benefit.

PAY-OUT PERIOD PROVISIONS

GENERAL

You have a choice of several different ways of receiving annuity benefit payments from us.

The proceeds of the contract payable on death, withdrawal or the contract maturity date may be applied to the annuity options described below, subject to the distribution of death benefits provisions (see "DEATH BENEFIT DURING ACCUMULATION PERIOD").

Generally, we will begin paying annuity benefits to the annuitant under the contract on the contract's maturity date (the first day of the pay-out period). The maturity date is the date specified on your contract's specifications page, unless you change that date. If no date is specified, the maturity date is the first day of the month following the later of the 85th birthday of the oldest annuitant or the tenth contract anniversary. You may specify a different maturity date at any time by written request at least one month before both the previously specified and the new maturity date. The new maturity date may not be later than the previously specified maturity date unless we consent. Maturity dates which occur when the annuitant is at an advanced age, e.g., past age 85, may have adverse income tax consequences (see "FEDERAL TAX MATTERS"). Distributions from qualified contracts may be required before the maturity date.

You may select the frequency of annuity benefit payments. However, if the contract value at the maturity date is such that a monthly payment would be less than $20, we may pay the contract value, minus any unpaid loans, in one lump sum to the annuitant on the maturity date.

ANNUITY OPTIONS

Annuity benefit payments are available under the contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the contract, and at any time during the accumulation period, you may select one or more of the annuity options described below on a fixed and/or variable basis or choose an alternate form of payment acceptable to us. If an annuity option is not selected, we will provide as a default option a life annuity with payments guaranteed for 10 years as described below. Annuity benefit payments will be determined based on the Investment Account Value of each investment option at the maturity date. Internal Revenue Service ("IRS") regulations may preclude the availability of certain annuity options in connection with certain qualified contracts, including contracts used in connection with IRAs.

Please read the description of each annuity option carefully. In general, a non-refund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due. Annuities with payments guaranteed for a certain number of years may also be elected but the amount of each payment will be lower than that available under the non-refund life annuity option.

The following annuity options are guaranteed to be offered in the contract.

         OPTION 1(a): NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetime of the annuitant. No payments are due after the death of the annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due.

         OPTION 1(b): LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for 10 years, annuity benefit payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

         OPTION 2(a): JOINT & SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetimes of the annuitant and a designated co-annuitant. No payments are due after the death of the last survivor of the annuitant and co-annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

         OPTION 2(b): JOINT & SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the annuitant and a designated co-annuitant. Because payments are guaranteed for 10 years, annuity benefit payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the tenth year.

In addition to the foregoing annuity options which we are contractually obligated to offer at all times, we currently offer the following annuity options. We may cease offering the following annuity options at any time and may offer other annuity options in the future.

         OPTION 3: LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 15 OR 20 YEARS - An annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for the specific number of years, annuity benefit payments will be made to the end of the last year of the 5, 15 or 20 year period.

         OPTION 4: JOINT & TWO-THIRDS SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with full payments during the joint lifetime of the annuitant and a designated co-annuitant and two-thirds payments during the lifetime of the survivor. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

         OPTION 5: PERIOD CERTAIN ONLY ANNUITY FOR 10, 15 OR 20 YEARS - An annuity with payments for a 10, 15 or 20 year period and no payments thereafter.

FULL SURRENDERS DURING THE PAY-OUT PERIOD You may surrender your Contract, after the pay-out period has begun, only if you have selected variable pay-out Option 5: Period Certain Only Annuity for 5, 10, 15, or 20 years. Under this option, we will pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

If you elect to take the entire Commuted Value of the remaining annuity benefit payments due in the Period Certain, no future annuity benefit payments will be made.

PARTIAL SURRENDERS DURING THE PAY-OUT PERIOD Partial Surrenders are permitted after the pay-out period has begun, only if you have selected variable pay-out Option 5: Period Certain Only Annuity for 5, 10, 15, or 20 years. You make take partial surrenders of amounts equal to the Commuted Value of the payments that we would have made during the Period Certain. We will deduct any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

If you elect to take only the Commuted Value of some of the remaining annuity benefit payments due in the Period Certain, we will reduce the remaining annuity benefit payments during the remaining period certain.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

The first variable annuity payment is determined by applying that amount of the contract value used to purchase a variable annuity to the annuity tables contained in the contract. The amount of the contract value will be determined as of a date not more than ten business days prior to the maturity date. Contract value used to determine annuity benefit payments will be reduced by any applicable premium taxes.

         The rates contained in the annuity tables vary with the annuitant's sex and age and the annuity option selected. However, for contracts issued in connection with certain employer-sponsored retirement plans sex-distinct tables may not be used. Under such tables, the longer the life expectancy of the annuitant under any life annuity option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly variable annuity payment will be.

ANNUITY UNITS AND THE DETERMINATION OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS

Variable annuity benefit payments after the first one will be based on the investment performance of the sub-accounts selected during the pay-out period. The amount of a subsequent payment is determined by dividing the amount of the first annuity payment from each sub-account by the annuity unit value of that sub-account (as of the same date the contract value to effect the annuity was determined) to establish the number of annuity units which will thereafter be used to determine payments. This number of annuity units for each sub-account is then multiplied by the appropriate annuity unit value as of a uniformly applied date not more than ten business days before the annuity payment is due, and the resulting amounts for each sub-account are then totaled to arrive at the amount of the annuity benefit payment to be made. The number of annuity units generally remains constant throughout the pay-out period. A pro-rata portion of the administration fee will be deducted from each annuity payment.

The value of an annuity unit for each sub-account for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for that sub-account (see "NET INVESTMENT FACTOR") for the valuation period for which the annuity unit value is being calculated and by a factor to neutralize the assumed interest rate.

A 3% assumed interest rate is built into the annuity tables in the contract used to determine the first variable annuity payment.

The smallest annual rate of investment return which is required to be earned on the assets of the Separate Account so that the dollar amount of variable annuity benefit payments will not decrease is 4.46%.

TRANSFERS DURING PAY-OUT PERIOD

Some transfers are permitted during the pay-out period, but subject to a few more limitations than during the accumulation period.

Once variable annuity benefit payments have begun, you may transfer all or part of the investment upon which those payments are based from one sub-account to another. You must submit your transfer request to our Annuity Service Office at least 30 days before the due date of the first annuity payment to which your transfer will apply. Transfers will be made by converting the number of annuity units being transferred to the number of annuity units of the sub-account to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity benefit payments will reflect changes in the value of the annuity units for the new sub-account selected. We reserve the right to limit, upon notice, the maximum number of transfers a contract owner may make per contract year to four. Once annuity benefit payments have commenced, no transfers may be made from a fixed annuity option to a variable annuity option or from a variable annuity option to a fixed annuity option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of the Portfolios. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

DEATH BENEFIT DURING PAY-OUT PERIOD

If an annuity option providing for payments for a guaranteed period has been selected, and the annuitant dies during the pay-out period, we will make the remaining guaranteed payments to the beneficiary. Any remaining payments will be made at least as rapidly as under the method of distribution being used as of the date of the annuitant's death. If no beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the annuitant and the beneficiary.

OTHER CONTRACT PROVISIONS

RIGHT TO REVIEW CONTRACT

You have a ten-day  right to cancel your contract.

You may cancel the contract by returning it to our Annuity Service Office or to your registered representative at any time within 10 days after receiving it. Within 7 days of receiving a returned contract, we will pay you the contract value (minus any unpaid loans) computed at the end of the business day on which we receive your returned contract. When the contract is issued as an individual retirement annuity under Sections 408 or 408A of the Code, during the first 7 days of the 10 day period, we will return the purchase payments if this is greater than the amount otherwise payable.

If the contract is purchased in connection with a replacement of an existing annuity contract (as described below), you may also cancel the contract by returning it to our Annuity Service Office or your registered representative at any time within 60 days after receiving the contract. Within 10 days of receiving a returned contract, we will pay you the contract value (minus any unpaid loans) computed at the end of the business day on which we receive your returned contract. In the case of a replacement of a contract issued by a New York insurance company, you may have the right to reinstate the prior contract. You should consult with your registered representative or attorney regarding this matter prior to purchasing the new contract.

Replacement of an existing annuity contract generally is defined as the purchase of a new annuity contract in connection with (a) the lapse, partial or full surrender or change of, or borrowing from, an existing annuity or life insurance contract or (b) the assignment to a new issuer of an existing annuity contract. This description, however, does not necessarily cover all situations which could be considered a replacement of an existing annuity contract. Therefore, you should consult with your registered representative or attorney regarding whether the purchase of a new annuity contract is a replacement of an existing annuity or life insurance contract.

CONTRACTS WITH OPTIONAL PAYMENT CREDIT RIDER. See "Payment Credit Rider" below for information regarding our recovery of the Payment Credit if you exercise your right to return the contract during the right to review period.

OWNERSHIP

You are entitled to exercise all rights under your contract.

The contract owner is the person entitled to exercise all rights under the contract. Prior to the maturity date, the contract owner is the person designated in the contract specifications page or as subsequently named. On and after the maturity date, the contract owner is the annuitant. If amounts become payable to any beneficiary under the contract, the beneficiary is the contract owner.

In the case of non-qualified contracts, ownership of the contract may be changed or the contract may be collaterally assigned at any time prior to the maturity date, subject to the rights of any irrevocable beneficiary. Changing the ownership of a contract may be treated as a (potentially taxable) distribution from the contract value for federal tax purposes. A collateral assignment will be treated as a distribution from the contract and will be tax reported as such. A change of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change and treating that value as a purchase payment made on that date for purposes of computing the amount of the death benefit.

Any change of ownership or assignment must be made in writing. We must approve any change. Any assignment and any change, if approved, will be effective as of the date we receive the request at our Annuity Service Office. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment will revoke the interest of any revocable beneficiary.

In the case of qualified contracts, ownership of the contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under Section 401 of the Code or as otherwise permitted by applicable IRS regulations. Subject to the foregoing, a qualified contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than us.

ANNUITANT

The "annuitant" is either you or someone you designate.

The annuitant is any natural person or persons whose life is used to determine the duration of annuity benefit payments involving life contingencies. The annuitant is entitled to receive all annuity benefit payments under the contract. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "CO-ANNUITANT." The annuitant is as specified in the application, unless changed. The annuitant becomes the owner of the contract on the Maturity Date. Any change of annuitant must be made in writing in a form acceptable to us. We must approve any change.

On the death of the annuitant prior to the maturity date, the co-annuitant, if living, becomes the annuitant. If there is no living co-annuitant, the owner becomes the annuitant. In the case of certain qualified contracts, there are limitations on the ability to designate and change the annuitant and the co-annuitant. If any annuitant is changed when any contract owner is not a natural person, see Accumulation Period Provisions - Death Benefit During Accumulation Period for a discussion of the result of such annuitant change.

If any annuitant is changed and any contract owner is not a natural person, the entire interest in the contract must be distributed to the contract owner within five years. The amount distributed will be reduced by charges which would otherwise apply upon withdrawal.

CHANGE OF MATURITY DATE

During the accumulation period, you may change the Maturity Date by written request at least one month before both the previously specified Maturity Date and the new Maturity Date. After the election, the new Maturity Date will become the Maturity Date. The maximum Maturity Date will be the date the oldest annuitant attains age 90. Any extension of the Maturity Date will be allowed only with our prior approval.

BENEFICIARY

The "beneficiary" is the person you designate to receive the death benefit if you die.

The beneficiary is the person, persons or entity designated in the contract specifications page (or as subsequently changed). However, if there is a surviving contract owner, that person will be treated as the beneficiary. The beneficiary may be changed subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by us, and (if approved) will be effective as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. If no beneficiary is living, the contingent beneficiary will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. If no beneficiary or contingent beneficiary is living, the beneficiary is the estate of the deceased contract owner. In the case of certain qualified contracts, IRS regulations may limit designations of beneficiaries.

MODIFICATION

We may not modify your contract without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency. The provisions of the contract shall be interpreted so as to comply with the requirements of Section 72(s) of the Code.

OUR APPROVAL

We reserve the right to accept or reject any contract application at our sole discretion.

MISSTATEMENT AND PROOF OF AGE, SEX OR SURVIVAL

We may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the annuitant has been misstated, the benefits will be those that would have been provided for the annuitant's correct age and sex. If we have made incorrect annuity benefit payments, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity benefit payments.

FIXED ACCOUNT INVESTMENT OPTIONS

The fixed account investment options are not securities.

SECURITIES REGISTRATION. Interests in the fixed account investment options are not registered under the Securities Act of 1933 (the "1933 Act") and our general account is not registered as an investment company under the 1940 Act. Neither interests in the fixed account investment options nor the general account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Disclosures relating to interests in the fixed account investment options and the general account nonetheless may be required by the federal securities laws to be accurate.

Fixed account investment options guarantee interest of at least 3% .

INVESTMENT OPTIONS. Currently, there are five fixed account investment options under the contract: one, three, five and seven year investment accounts and a DCA fixed investment account which may be established under the DCA program to make automatic transfers from the DCA fixed account to one or more variable investment option (see "SPECIAL TRANSFER SERVICES - DOLLAR COST AVERAGING").

We may offer additional fixed investment account options for any yearly period from two to ten years. Fixed investment accounts provide for the accumulation of interest on purchase payments at guaranteed rates for the duration of the guarantee period. We determine the guaranteed interest rates on new amounts allocated or transferred to a fixed investment account from time to time, according to market conditions. In no event will the guaranteed rate of interest be less than 3%. Once an interest rate is guaranteed for a fixed investment account, it is guaranteed for the duration of the guarantee period and we may not change it.

Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.

INVESTMENT ACCOUNTS. You may allocate purchase payments, or make transfers from the variable investment options, to the fixed account investment options at any time prior to the maturity date. We establish a distinct investment account each time you allocate or transfer amounts to a fixed account investment option, except that amounts allocated or transferred to the same fixed account investment option on the same day will establish a single investment account. Amounts may not be allocated to a fixed account investment option that would extend the guarantee period beyond the maturity date.

Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.

RENEWALS. At the end of a guarantee period, you may establish a new investment account with the same guarantee period at the then current interest rate, select a different fixed account investment option or transfer the amounts to a variable account investment option, all without the imposition of any charge. You may not select a guarantee period that would extend beyond the maturity date. In the case of renewals within one year of the maturity date, the only fixed account investment option available is to have interest accrued up to the maturity date at the then current interest rate for one-year guarantee periods.

If you do not specify a renewal option, we will select the same guarantee period as has just expired, so long as such period does not extend beyond the maturity date. If a renewal would extend beyond the maturity date, we will select the longest period that will not extend beyond such date, except in the case of a renewal within one year of maturity date in which case we will credit interest up to the maturity date at the then current interest rate for one year guarantee periods.

MARKET VALUE CHARGE. Any amount withdrawn, transferred or borrowed from an investment account prior to the end of the guarantee period may be subject to a market value charge. A market value charge is assessed only when current interest rates are higher than the guaranteed interest rate on the account. The purpose of the charge is to compensate us for our investment losses on amounts withdrawn, transferred or borrowed prior to the maturity date. The formula for calculating this charge is set forth below. A market value charge will be calculated separately for each investment account affected by a transaction to which a market value charge may apply. The market value charge for an investment account will be calculated by multiplying the amount withdrawn or transferred from the investment account by the adjustment factor described below.

The adjustment factor is determined by the following formula: 0.75x(B-A)xC/12 where:

         A - The guaranteed interest rate on the investment account.

         B - The guaranteed interest rate available, on the date the request is processed, for amounts allocated to a new investment account with the same length of guarantee period as the investment account from which the amounts are being withdrawn.

         C - The number of complete months remaining to the end of the guarantee period.

For purposes of applying this calculation, the maximum difference between "B" and "A" will be 3%. The adjustment factor may never be less than zero.

The total market value charge will be the sum of the market value charges for each investment account being withdrawn. Where the guaranteed rate available on the date of the request is less than the rate guaranteed on the investment account from which the amounts are being withdrawn (B-A in the adjustment factor is negative), there is no market value charge. There is only a market value charge when interest rates have increased (B-A in the adjustment factor is positive).

We do not impose a market value charge on withdrawals from the fixed account investment options in the following situations:

         -        death of the contract owner;

         -        amounts withdrawn to pay fees or charges;

         - amounts withdrawn from investment accounts within one month prior to the end of the guarantee period;

         -        amounts withdrawn from a one-year fixed investment account;
                  and

         - amounts withdrawn in any contract year that do not exceed 10% of (i) total purchase payments less (ii) any prior partial withdrawals in that year.

Notwithstanding application of the foregoing formula, in no event will the market value charge:

         - be greater than the amount by which the earnings attributable to the amount withdrawn or transferred from an investment account exceed an annual rate of 3%,

         - together with any withdrawal charges for an investment account be greater than 10% of the amount transferred or withdrawn, or

         - reduce the amount payable on withdrawal or transfer below the amount required under the non-forfeiture laws of the state with jurisdiction over the contract.

The cumulative effect of the market value and withdrawal charges could, however, result in a contract owner receiving total withdrawal proceeds of less than the contract owner's purchase payments.

Withdrawals and some transfers from fixed account investment options are permitted during the accumulation period.

TRANSFERS. During the accumulation period, you may transfer amounts among the fixed account investment options and from the fixed account investment options to the variable account investment options; provided that no transfer from a fixed account option may be made unless the amount to be transferred has been held in such account for at least one year, except for transfers made pursuant to the DCA program. Consequently, except as noted above, amounts in one year investment accounts effectively may not be transferred prior to the end of the guarantee period. Amounts in any other investment accounts may be transferred, after the one year holding period has been satisfied, but the market value charge described above may apply to such a transfer. The market value charge, if applicable, will be deducted from the amount transferred.

You must specify the fixed account investment option from or to which you desire to make a transfer. Where there are multiple investment accounts within the fixed account investment option, amounts must be withdrawn from the fixed account investment options on a first-in-first-out basis.

Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.

WITHDRAWALS. You may make total and partial withdrawals of amounts held in the fixed account investment options at any time prior to the death of the contract owner. Withdrawals from fixed account investment options will be made in the same manner and be subject to the same limitations as set forth under "WITHDRAWALS" plus the following provisions also apply to withdrawals from the fixed account investment options:

         - We reserve the right to defer payment of amounts withdrawn from fixed account investment options for up to six months from the date we receive the written withdrawal request. If a withdrawal is deferred for more than 10 days pursuant to this right, we will pay interest on the amount deferred at a rate not less than 3% per year.

         - If there are multiple investment accounts under a fixed account investment option, amounts must be withdrawn from those accounts on a first-in-first-out basis.

         - The market value charge described above may apply to withdrawals from any investment option except for a one year investment option. If a market value charge applies to a withdrawal from a fixed investment account, it will be calculated with respect to the full amount in the investment account and deducted from the amount payable in the case of a total withdrawal. In the case of a partial withdrawal, the market value charge will be calculated on the amount requested and deducted, if applicable, from the remaining investment account value.

If you request a partial withdrawal from a contract in excess of the amounts in the variable account investment options and do not specify the fixed account investment options from which the withdrawal is to be made, such withdrawal will be made from the investment options beginning with the shortest guarantee period. Within such sequence, where there are multiple investment accounts within a fixed account investment option, withdrawals will be made on a first-in-first-out basis.

Withdrawals from the contract may be subject to income tax and a 10% penalty tax (see "FEDERAL TAX MATTERS"). Withdrawals are permitted from contracts issued in connection with Section 403(b) qualified plans only under limited circumstances (see "APPENDIX C - QUALIFIED PLAN TYPES").

LOANS. We offer a loan privilege only to owners of contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If you own such a contract, you may borrow from us, using your contract as the only security for the loan, in the same manner and subject to the same limitations as described under "LOANS" (see "FEDERAL TAX MATTERS - Qualified Retirement Plan - Loans"). The market value charge described above may apply to amounts transferred from the fixed investment accounts to the loan account in connection with such loans and, if applicable, will be deducted from the amount so transferred.

FIXED ANNUITY OPTIONS. Subject to the distribution of death benefits provisions (see "DEATH BENEFIT DURING ACCUMULATION PERIOD" above), on death, withdrawal or the maturity date of the contract, the proceeds may be applied to a fixed annuity option (see "ANNUITY OPTIONS" above).

The amount of each fixed annuity payment is determined by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the fixed annuity to the appropriate table in the contract. If the table we are then using is more favorable to you, we will substitute that table. If you choose an annuity option that is not guaranteed in the contract, we will use the appropriate table that we are currently offering. We guarantee the dollar amount of fixed annuity benefit payments.

OPTIONAL BENEFITS

PAYMENT CREDIT RIDER

New contracts may be issued with an Optional Payment Credit Rider if the contract owner elects this feature.

Contracts may be issued with a Payment Credit Rider if the contract owner elects this feature. The Payment Credit Rider may only be elected at issue and once elected is irrevocable. GRIB and GRIB II may not be elected if the Payment Credit Rider is elected. The minimum initial purchase payment required to elect the Payment Credit Rider is $10,000. An additional fee is imposed for the Payment Credit Rider and contracts with this feature will be subject to a higher withdrawal charge for a longer period of time.

If you elect the Payment Credit Rider, we will add a Payment Credit to your contract when you make a purchase payment. The Payment Credit is equal to 4% of the purchase payment and is allocated among investment options in the same proportion as your purchase payment. The Payment Credit is funded from our general account.

PURCHASE PAYMENTS WHICH ARE NOT ELIGIBLE FOR A PAYMENT CREDIT. If the owner's spouse is the beneficiary, the spouse continues the contract as the new owner and a death benefit is paid upon the death of the spouse. For purposes of calculating this death benefit, the death benefit paid upon the first owner's death will be treated as a purchase payment to the contract. Such purchase payment will not be eligible for a Payment Credit.

RIGHT TO REVIEW CONTRACT. If you exercise your right to return your contract during the "ten day right to review period," we will reduce the amount returned to you by the amount of any Payment Credit applied to your initial purchase payment. Therefore, you bear the risk that if the market value of the Payment Credit has declined, we will still recover the full amount of the Payment Credit. However, earnings attributable to the Payment Credit will not be deducted from the amount paid to you. When the contract is issued as an individual retirement annuity under Sections 408 or 408A of the Code, during the first 7 days of the 10 day period, we will return the purchase payments if this is greater then the amount otherwise payable.

TAX CONSIDERATIONS. Payment Credits are not considered to be "investment in the contract" for income tax purposes (see "FEDERAL TAX MATTERS").

MATTERS TO CONSIDER PRIOR TO ELECTING THE PAYMENT CREDIT RIDER. There may be circumstances where you may be worse off for having purchased a contract with a Payment Credit Rider as opposed to a contract without a Payment Credit Rider. For example, the higher charges assessed for a contract with a Payment Credit Rider may over time exceed the amount of the Payment Credit and any earnings thereon. We issue one other variable annuity which has no Payment Credit Rider. In addition, the contract described in this prospectus may be purchased without a Payment Credit Rider. Contracts with no Payment Credit Rider have withdrawal charges and asset based charges that may for certain contracts be lower than the charges for this contract. You and your financial consultant should decide if you may be better off with one of our other variable annuities. In making this determination, you and your financial consultant should consider the following factors:

         -        The length of time that you plan to own your contract

         -        The frequency, amount and timing of any partial earnings

         -        The amount of your purchase payments

Choosing the Payment Credit Rider is generally advantageous except in the following situation: if you intend to make a single purchase payment to your contract or a high initial purchase payment relative to renewal purchase payments and you intend to hold your contract for more than 11 years.

We expect to make a profit from the contracts. The charges used to recoup the expense of paying the Payment Credit include the withdrawal charge and the asset based charges. (see "CHARGES AND DEDUCTIONS")

If you are considering purchasing a contract in connection with certain qualified plans, then special considerations regarding the Payment Credit Rider may apply. Corporate and self-employed pension and profit sharing plans, as well as tax-sheltered annuity plans, are subject to nondiscrimination rules. The nondiscrimination rules generally require that benefits, rights, or features of the plan not discriminate in favor of highly compensated employees. In evaluating whether the contract is suitable for purchase in connection with such a qualified plan, you should consider the effect of the Payment Credit Rider on the plan's compliance with the applicable nondiscrimination requirements. Violation of these nondiscrimination rules can cause loss of the plan's tax favored status under the Code. Employers intending to use the contract in connection with such plans should seek competent advice. (See Appendix C - "QUALIFIED PLAN TYPES").

ADDITIONAL CHARGES FOR THE PAYMENT CREDIT RIDER. If the Payment Credit Rider is elected, the separate account annual expenses are increased by 0.35% to 1.75%. The guaranteed interest rate on fixed accounts is reduced by 0.35%. In addition, each purchase payment will be subject to a higher withdrawal charge for a longer period of time. The maximum withdrawal charge if the Payment Credit Rider is elected is 8% (as opposed to 6% with no Payment Credit Rider) and the withdrawal charge period is 8 years if the Payment Credit Rider is elected (as opposed to 7 years with no Payment Credit Rider). See "SUMMARY - CHARAGES AND DEDUCTIONS."

GUARANTEED RETIREMENT INCOME BENEFIT


Contracts may be issued with a Guaranteed Retirement Income Benefit, GRIB II, if you elect this optional rider. (For contracts purchased prior to July 21, 2003, another Guaranteed Income Program was also available, GRIB. GRIB is described in Appendix D.) GRIB II guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity benefit payments. The amount of these payments is determined by applying the Income Base to the annuity purchase rates in the GRIB II rider.


If GRIB II is elected the fixed accounts are not available as investment options. Election of GRIB II may only be made at issue, is irrevocable, and GRIB II may only be terminated as described below. GRIB II may not be elected if the Payment Credit Rider is elected.

GRIB II guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity benefit payments. The amount of these payments is determined by applying the Income Base to the annuity purchase rates in the GRIB II rider. As described below, the Income Base is calculated as the greater of purchase payments accumulated at a fixed growth factor or the maximum contract anniversary value prior to the oldest annuitant's attained age 81, reduced proportionately for partial withdrawals. Because the annuity options provided for in the contract are based on the contract value and current annuity purchase rates at the time of annuitization, the amount of the monthly annuity benefit payments under such options may exceed the monthly annuity benefit payments provided by GRIB II. If GRIB II is exercised and the monthly annuity benefit payments available under the contract are greater than the monthly annuity benefit payments provided by GRIB II, we will pay the monthly annuity benefit payments available under the contract. For GRIB II, we impose an annual fee of 0.45% of the Income Base. The fee is deducted from the contract value on each contract anniversary.

GRIB II INCOME BASE The Income Base upon which the amount of GRIB II annuity benefit payments is based is the greater of (i) the Growth Factor Income Base or
(ii) the Step-Up Income Base.

Growth Factor Income Base. The Growth Factor Income Base is equal to (a) less
(b), where:

         (a) is the sum of all purchase payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the contract, and

         (b) is the sum of Income Base reductions (defined below) in connection with partial withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.

The growth factor is 6% per annum if the oldest annuitant is 75 or younger at issue, and 4% per annum if the oldest annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest annuitant has attained age 85.

Step-Up Income Base. The Step-Up Income Base is equal to the greatest anniversary value after the effective date of GRIB II and prior to the oldest annuitant's attained age 81. The anniversary value is equal to the contract value on the last day of the contract year, plus subsequent purchase payments, less any Income Base reductions (defined below) in connection with partial withdrawals since the last day of the contract year.

In determining the Income Base:

         - An Income Base reduction is on a pro rata basis and is equal to (i) times (ii) where: (i) is equal to the Income Base immediately prior to a partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.

         - The Income Base is reduced for any withdrawal charge remaining on the date of exercise of GRIB II.

         - We reserve the right to reduce the Income Base by any premium taxes that may apply.

THE INCOME BASE IS USED SOLELY FOR PURPOSES OF CALCULATING THE GRIB II MONTHLY ANNUITY BENEFIT PAYMENTS AND DOES NOT PROVIDE A CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION.

EXERCISE OF GRIB II. Conditions of Exercise. GRIB II may be exercised subject to the following conditions:

         1. GRIB II may not be exercised until the 10th contract anniversary and then must be exercised within 30 days immediately following the 10th contract anniversary or a subsequent contract anniversary, and

         2. GRIB II must be exercised by the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the 10th contract anniversary, if later.

MONTHLY INCOME FACTORS. The Income Base may be applied to monthly income factors to purchase a guaranteed lifetime income under the following annuity options:

         OPTION 1: LIFE ANNUITY WITH A 10-YEAR PERIOD CERTAIN - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Since payments are guaranteed for 10 years, annuity benefit payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

         OPTION 2: JOINT AND SURVIVOR LIFE ANNUITY WITH A 20-YEAR PERIOD CERTAIN
         - An annuity with payments guaranteed for 20 years and continuing thereafter during the joint lifetime of the annuitant and a designated co-annuitant. Since payments are guaranteed for 20 years, annuity benefit payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the twentieth year.

The monthly income factors depend upon the sex and age (nearest birthday) of the annuitant (and co-annuitant, if any) and the annuity option selected. The factors are based on the 1983 Individual Annuity Mortality Table A projected at Scale G and reflect an assumed interest rate of 2.5% per annum. Unisex rates are used when determining the monthly income factor for employer sponsored qualified contracts. The annuitant may only be changed to an individual that is the same age or younger than the oldest current annuitant. A change of annuitant will not affect the Income Base calculation.


The use of GRIB II is limited in connection with its use under qualified plans, including an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if GRIB II is not exercised on or before the date required minimum distributions must begin under a qualified plan while you are alive, you or your beneficiary may be unable to exercise the benefit under GRIB II.



Hence, you should consider that since (a) GRIB II may not be exercised until the 10th contract anniversary after its election and (b) the election of GRIB II is irrevocable, there can be circumstances under a qualified plan in which you will be charged a GRIB II fee (discussed further below) will be imposed, even though neither you nor your beneficiary may be able to exercise GRIB II because of the restrictions imposed by the minimum distribution requirements. If you plan to exercise GRIB II after your required beginning date under a qualified plan, you should consider whether GRIB II is appropriate for your circumstances. Please consult your advisor.



In addition, the presence of an optional benefit, such as GRIB II, could affect the amount of the required minimum distribution that must be made under your contract.


In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an annuity option so that it does not exceed the life expectancy of the annuitant, or the joint life expectancy of the joint annuitants, depending on the annuity option chosen. Once the guarantee period is shortened upon exercise of GRIB II, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the annuitant or at any other time or due to any other event.


When you exercise GRIB II, actual income will be based on the greater of (i) your GRIB II Income Base at monthly income factors (as stated in the GRIB II rider), or (ii) your contract value at current annuity purchase rates. (The Income Base cannot be applied to current annuitization rates.)



Illustrated below are the income amounts provided by GRIB II, assuming a $100,000 initial purchase payment into a non-qualified contract, with no subsequent payments or withdrawals. "Current" is based on Contract Value applied to current annuity purchase rates. Contract Value is assumed to be as listed below. Current annuitization rates applied to Contract Value reflect an assumed interest rate of 6.65%, which is the average of the Single Premium Immediate Annuity ("SPIA") statutory maximum valuation rates for the period 1994-2003, as required by Illinois guidelines. "Guaranteed" is based on GRIB II Income Base applied to guaranteed monthly income factors (as stated in the GRIB II rider). A 6% growth factor is assumed in calculating the Growth Factor Income Base. The Step Up Income Base is assumed to be less than the Growth Factor Income Base.


EXAMPLE 1 - male annuitant age 60 at issue - Option 1: Life Annuity with a 10-Year Period Certain


     CONTRACT                                                  ANNUAL INCOME
  ANNIVERSARY AT                                        ---------------------------        ANNUAL INCOME
EXERCISE OF GRIB II  ACCOUNT VALUE    INCOME BASE       CURRENT          GUARANTEED          PROVIDED
--------------------------------------------------------------------------------------------------------
        10              $ 90,000        $179,085        $ 8,575          $   12,013           $12,013
----------------------------------------------------------------------------------------------------
        15              $105,000        $239,656        $11,000          $   18,406           $18,406
-----------------------------------------------------------------------------------------------------
        20              $120,000        $320,714        $13,738          $   27,979           $27,979


EXAMPLE 2 - male and female co-annuitants, both age 60 at issue - Option 2:
Joint and Survivor Life Annuity with a 20-Year Period
Certain


     CONTRACT                                                ANNUAL INCOME
  ANNIVERSARY AT                                        -------------------------   ANNUAL INCOME
EXERCISE OF GRIB II  ACCOUNT VALUE    INCOME BASE       CURRENT        GUARANTEED     PROVIDED
---------------------------------------------------------------------------------------------------
10                    $ 90,000        $179,085          $ 7,009        $    9,284      $ 9,284
----------------------------------------------------------------------------------------------
15                    $105,000        $239,656          $ 8,618        $   13,574      $13,574
----------------------------------------------------------------------------------------------
20                    $120,000        $320,714          $10,195        $   19,358      $19,358


TERMINATION OF GRIB II GRIB II will terminate upon the earliest to occur of:

         - the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the tenth contract anniversary, if later;

         -        the termination of the contract for any reason; or

         -        he exercise of GRIB II.

THE ELECTION OF GRIB II ON A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.

GRIB II FEE. The risk assumed by us associated with GRIB II is that annuity benefits payable under GRIB II are greater than annuity benefits that would have been payable if you had selected another annuity benefit permitted by the contract and described in the prospectus under "PAY-OUT PERIOD PROVISIONS." To compensate us for this risk, we charge an annual GRIB II fee (the "GRIB II Fee"). On or before the maturity date, the GRIB II Fee is deducted on each contract anniversary. The amount of the GRIB II Fee is equal to 0.45% multiplied by the Income Base in effect on that contract anniversary. The GRIB II Fee is withdrawn from each investment option in the same proportion that the value of the investment account of each investment option bears to the contract value.

If there is a full withdrawal of contract value on any date other than the contract anniversary, we will deduct a pro-rata portion of the GRIB II Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the GRIB II Fee will be multiplied by the Income Base immediately prior to withdrawal. The GRIB II Fee will not be deducted during the annuity period. For purposes of determining the GRIB II Fee, the commencement of annuity benefit payments will be treated as a full withdrawal.

GRIB II DOES NOT PROVIDE CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION. BECAUSE THIS BENEFIT IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY OFTEN BE LESS THAN THE LEVEL THAT WOULD BE PROVIDED BY APPLICATION OF CONTRACT VALUE AT CURRENT ANNUITY FACTORS. THEREFORE, GRIB II SHOULD BE REGARDED AS A SAFETY NET. AS DESCRIBED ABOVE UNDER "INCOME BASE," WITHDRAWALS WILL REDUCE THE GRIB II BENEFIT.

CHARGES AND DEDUCTIONS

Charges and deductions under the contracts are assessed against contract values or annuity benefit payments. Currently, there are no deductions made from purchase payments. In addition, there are deductions from and expenses paid out of the assets of the Portfolios that are described in the accompanying Prospectus of the Portfolios.

WITHDRAWAL CHARGES

If you make a withdrawal from your contract during the accumulation period, a withdrawal charge (contingent deferred sales charge) may be assessed against amounts withdrawn attributable to purchase payments that have been in the contract less than seven complete contract years (eight complete years if the Payment Credit Rider was selected). There is never a withdrawal charge with respect to earnings accumulated in the contract, certain other amounts available for withdrawal described below or purchase payments that have been in the contract more than seven complete contract years. In no event may the total withdrawal charges exceed 6% (8% if the optional Payment Credit Rider is elected) of the amount invested. The amount of the withdrawal charge and when it is assessed are discussed below.

Each withdrawal from the contract is allocated first to the amount available without withdrawal charges and second to "UNLIQUIDATED PURCHASE PAYMENTS." In any contract year, the amount available without withdrawal charges for that year is the greater of:

         - 10% of total purchase payments (less all prior withdrawals in that contract year), and

         - the accumulated earnings on the contract (i.e., the excess of the contract value on the date of withdrawal over the unliquidated purchase payments).

The amount withdrawn without withdrawal charges will be applied to a requested withdrawal, first, to withdrawals from variable account investment options and then to withdrawals from fixed account investment options beginning with those with the shortest guarantee period first and the longest guarantee period last.

Withdrawals in excess of the amount available without withdrawal charges may be subject to withdrawal charges. A withdrawal charge will be assessed against purchase payments liquidated that have been in the contract for less than seven years (eight years if the Payment Credit Rider was selected). Purchase payments will be liquidated on a first-in first-out basis. On any withdrawal request, we will liquidate purchase payments equal to the amount of the withdrawal request which exceeds the amount available without withdrawal charges in the order such purchase payments were made: the oldest unliquidated purchase payment first, the next purchase payment second, etc. until all purchase payments have been liquidated.

Each purchase payment or portion thereof liquidated in connection with a withdrawal request is subject to a withdrawal charge based on the length of time the purchase payment has been in the contract. The amount of the withdrawal charge is calculated by multiplying the amount of the purchase payment being liquidated by the applicable withdrawal charge percentage obtained from the table below.

 NUMBER OF COMPLETE YEARS        WITHDRAWAL CHARGE PERCENTAGE (NO      WITHDRAWAL CHARGE PERCENTAGE
PURCHASE PAYMENT IN CONTACT           Payment Credit Rider)            (With Payment Credit Rider)
---------------------------------------------------------------------------------------------------
             0                                  6%                                  8%
---------------------------------------------------------------------------------------------------
             1                                  6%                                  8%
---------------------------------------------------------------------------------------------------
             2                                  5%                                  7%
---------------------------------------------------------------------------------------------------
             3                                  5%                                  7%
---------------------------------------------------------------------------------------------------
             4                                  4%                                  5%
---------------------------------------------------------------------------------------------------
             5                                  3%                                  4%
---------------------------------------------------------------------------------------------------
             6                                  2%                                  3%
---------------------------------------------------------------------------------------------------
             7                                  0%                                  1%
---------------------------------------------------------------------------------------------------
             8                                  0%                                  0%

The total withdrawal charge will be the sum of the withdrawal charges for the purchase payments being liquidated.

The withdrawal charge is deducted from the contract value remaining after the contract owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. In the case of a partial withdrawal, the amount requested from an investment account may not exceed the value of that investment account minus any applicable withdrawal charge.

There is generally no withdrawal charge on distributions made as a result of the death of the contract owner or, if applicable, the annuitant (see "DEATH BENEFIT DURING ACCUMULATION PERIOD - Amount of Death Benefit"), and no withdrawal charges are imposed on the maturity date if the contract owner annuitizes as provided in the contract.

The amount collected from the withdrawal charge will be used to reimburse us for the compensation we pay to broker-dealers for selling the contracts, preparation of sales literature and other expenses related to sales activity.

For examples of calculation of the withdrawal charge, see Appendix B. Withdrawals from the fixed account investment options may be subject to a market value charge in addition to the withdrawal charge described above (see "FIXED ACCOUNT INVESTMENT OPTIONS").

ADMINISTRATION FEES

Except as noted below, we will deduct each year an administration fee of $30 as partial compensation for the cost of providing all administrative services attributable to the contracts and our operations and those of the Variable Account in connection with the contracts. However, if during the accumulation period the contract value is equal to or greater than $100,000 at the time of the fee's assessment, we will waive the fee. During the accumulation period, this administration fee is deducted on the last day of each contract year. It is withdrawn from each investment option in the same proportion that the value of such investment option bears to the contract value. If the entire contract is withdrawn on other than the last day of any contract year, the $30 administration fee will be deducted from the amount paid. During the annuity period, the fee is deducted on a pro-rata basis from each annuity payment. However, the $30 administration fee will not reduce the amount paid below the amount that is guaranteed in the contract.

We also deduct a daily charge in an amount equal to 0.15% of the value of each variable investment account on an annual basis from each sub-account as an administrative fee. This asset based administrative fee will not be deducted from the fixed account investment options. The charge will be reflected in the contract value as a proportionate reduction in the value of each variable investment account. Because this portion of the administrative fee is a percentage of assets rather than a flat amount, larger contracts will in effect pay a higher proportion of this portion of the administrative expense than smaller contracts.

We do not expect to recover from such fees any amount in excess of our accumulated administrative expenses. Even though administrative expenses may increase, we guarantee that we will not increase the amount of the administration fees. There is no necessary relationship between the amount of the administrative charge imposed on a given contract and the amount of the expense that may be attributed to that contract.

MORTALITY AND EXPENSE RISKS CHARGE

The mortality risk we assume is the risk that annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity benefit payment rates incorporated into the contract which cannot be changed. This assures each annuitant that his or her longevity will not have an adverse effect on the amount of annuity benefit payments. We also assume mortality risks in connection with our guarantee that, if the contract owner dies during the accumulation period, we will pay a death benefit (see "DEATH BENEFIT DURING ACCUMULATION PERIOD"). The expense risk we assume is the risk that the administration charges or withdrawal charge may be insufficient to cover actual expenses.

To compensate us for assuming these risks, we deduct from each of the sub-accounts a daily charge in an amount equal to 1.25% (1.60% if the optional Payment Credit Rider is elected) of the value of the variable investment accounts on an annual basis. The rate of the mortality and expense risks charge cannot be increased. If the charge is insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss. Conversely, if the charge proves more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. On the Period Certain Only Annuity Option, if you elect benefits payable on a variable basis, the mortality and expense risks charge is assessed although we bear only the expense risk and not any mortality risk. The mortality and expense risks charge is not assessed against the fixed account investment options.

TAXES

We will charge you for state premium taxes to the extent we incur them and reserve the right to charge you for new taxes we may incur.

We reserve the right to charge, or provide for, certain taxes against purchase payments, contract values or annuity benefit payments. Such taxes may include premium taxes or other taxes levied by any government entity which we determine to have resulted from our:

         -        establishment or maintenance of the Variable Account,

         -        receipt of purchase payments,

         -        issuance of the contacts, or

         - commencement or continuance of annuity benefit payments under the contracts.

The State of New York does not currently assess a premium tax. In the event New York does impose a premium tax, we reserve the right to pass-through such tax to contract owners. For a discussion of premium taxes which may be applicable to non-New York residents, see "STATE PREMIUM TAXES" in the Statement of Additional Information. Premium taxes which may be applicable to non-New York residents range between 0% to 3.50%. In addition, we will withhold taxes to the extent required by applicable law.

EXPENSES OF DISTRIBUTING CONTRACTS


      STANDARD COMPENSATION. Manulife Financial Securities, LLC ("Manulife Financial Securities") pays broker-dealers who have selling agreements with Manulife Financial Securities compensation for the promotion and sale of contracts. Registered representatives of these broker-dealers who solicit sales of the contract typically receive a portion of the compensation paid by Manulife Financial Securities to the broker-dealer in the form of commissions or other compensation, depending on the agreement between the broker-dealer and the registered representative. This compensation, as well as any other incentives or payments, is not paid directly by contract owners. Manulife Financial Securities intends to recoup this compensation and other sales expenses paid to broker-dealers through the fees and charges imposed under the contract. (See CHARGES AND DEDUCTIONS.)

      The amount and timing of compensation Manulife Financial Securities may pay to broker-dealers may vary depending on the selling agreement but is not expected to exceed 7% of purchase payments or 6% of purchase payments plus
0.75% of the contract value per year commencing one year after each purchase payment. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, Manulife Financial Securities may pay or allow other promotional incentives or payments in the form of cash or other compensation to broker-dealers.

      ADDITIONAL COMPENSATION AND REVENUE SHARING. Manulife Financial Securities and its affiliates may pay broker-dealers additional compensation or reimbursement for their efforts in selling contracts to you and other customers, including for, among other things, training of sales personnel, marketing or other sales-related services they provide to Manulife Financial Securities or our affiliates. The compensation or reimbursement is not paid directly by contract owners. In addition, Manulife Financial Securities may enter into special compensation arrangements with certain broker-dealer firms based on those firms' aggregate or anticipated sales of the contracts or other criteria. These special compensation arrangements will not be offered to all broker-dealer firms, and the terms of such arrangements may differ among broker-dealer firms based on various factors. Any such compensation payable to a broker-dealer firm will not result in any additional direct charge to you by us.


FEDERAL TAX MATTERS

INTRODUCTION

The following discussion of the Federal income tax treatment of the contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. You should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the IRS, and judicial decisions.

This discussion does not address state or local tax consequences associated with the purchase of a contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT - FEDERAL, STATE, OR LOCAL - OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

OUR TAX STATUS

We are taxed as a life insurance company. Because the operations of the Variable Account are a part of, and are taxed with, our operations, the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing Federal income tax laws, we are not taxed on the investment income and capital gains of the Variable Account, but the operations of the Variable Account may reduce our Federal income taxes. For example, we may be eligible for certain tax credits or deductions relating to foreign taxes paid and dividends received by the Portfolios. Our use of these tax credits and deductions will not adversely affect or benefit the Variable Account. We do not anticipate that we will be taxed on the income and gains of the Variable Account in the future, but if we are, we may impose a corresponding charge against the Variable Account.

TAXATION OF ANNUITIES IN GENERAL

TAX DEFERRAL DURING ACCUMULATION PERIOD

Gains inside the contract are usually tax-deferred until you make a withdrawal, the annuitant starts receiving annuity benefit payments, or the beneficiary receives a death benefit payment.

Under existing provisions of the Code, except as described below, any increase in the contract value is generally not taxable to the contract owner or annuitant until received, in the form of either annuity benefit payments or some other distribution. Certain requirements must be satisfied in order for this general rule to apply, including:

         - the contract must be owned by an individual (or treated as owned by an individual),

         - the investments of the Variable Account must be "adequately diversified" in accordance with IRS regulations,

         - we, rather than the contract owner, must be considered the owner of the assets of the Variable Account for federal tax purposes, and

         - the contract must provide for appropriate amortization, through annuity benefit payments, of the contract's purchase payments and earnings, e.g., the pay-out period must not begin near the end of the annuitant's life expectancy.

NON-NATURAL OWNERS. As a general rule, deferred annuity contracts held by "non-natural persons" (such as a corporation, trust or other similar entity) are not treated as annuity contracts for Federal income tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There are several exceptions to this general rule for non-natural contract owners. First, contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as an agent for a natural person. This special exception will not apply, however, in the case of any employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees.

Exceptions to the general rule for non-natural contract owners will also apply with respect to:

         - contracts acquired by an estate of a decedent by reason of the death of the decedent,

         -        qualified contracts,

         - certain contracts purchased by employers upon the termination of certain qualified plans,

         - certain contracts used in connection with structured settlement agreements, and

         - contracts purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

LOSS OF INTEREST DEDUCTION WHERE CONTRACTS ARE HELD BY OR FOR THE BENEFIT OF CERTAIN NON-NATURAL PERSONS. In the case of contracts issued to a non-natural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, a portion of otherwise deductible interest may not be deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the contract. However, this interest deduction disallowance does not affect a contract if the income on the contract is treated as ordinary income that is received or accrued by the owner during the taxable year. Entities that are considering purchasing the contract, or entities that will be beneficiaries under a contract, should consult a tax advisor.

DIVERSIFICATION REQUIREMENTS. For a contract to be treated as an annuity for Federal income tax purposes, the investments of the Variable Account must be "adequately diversified" in accordance with IRS Regulations. The IRS has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified." If the Variable Account failed to comply with these diversification standards, a contract would not be treated as an annuity contract for Federal income tax purposes and the contract owner would generally be taxable currently on the excess of the contract value over the premiums paid for the contract.

Although we do not control the investments of the Portfolios, we expect that the Portfolios will comply with such regulations so that the Variable Account will be considered "adequately diversified."

OWNERSHIP TREATMENT. In certain circumstances, a variable annuity contract owner may be considered the owner, for Federal income tax purposes, of the assets of the insurance company separate account used to support his or her contract. In those circumstances, income and gains from such separate account assets would be includible in the contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses "incidents of ownership" in those assets, such as the ability to exercise investment control over the assets. In addition, the IRS announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued in the form of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.


The ownership rights under this contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets (and thus not taxable on the income and gains). For example, the owner of this contract has the choice of many more investment options to which to allocate premiums and contract values, and may be able to transfer among investment options more frequently than in such rulings. THESE DIFFERENCES COULD RESULT IN THE CONTRACT OWNER BEING TREATED AS THE OWNER OF THE ASSETS OF THE VARIABLE ACCOUNT AND THUS SUBJECT TO CURRENT TAXATION ON THE INCOME AND GAINS FROM THOSE ASSETS. In addition, we do not know what standards will be set forth in the regulations or rulings which the IRS has stated it expects to issue. We therefore reserve the right to modify the contract as necessary to attempt to prevent contract owners from being considered the owners of the assets of the Variable Account. However, there is no assurance such efforts will be successful.


DELAYED PAY-OUT PERIODS. If the contract's pay-out period commences (or is scheduled to commence) at a time when the annuitant has reached an advanced age, (e.g., past age 85), it is possible that the contract would not be treated as an annuity for Federal income tax purposes. In that event, the income and gains under the contract could be currently includible in the owner's income.

The remainder of this discussion assumes that the contract will be treated as an annuity contract for Federal income tax purposes and that we will be treated as the owner of the Variable Account assets.

TAXATION OF PARTIAL AND FULL WITHDRAWALS


In the case of a partial withdrawal before the payout period commences, amounts received are taxable as ordinary income to the extent the contract value before the withdrawal exceeds the "INVESTMENT IN THE CONTRACT." In the case of a full withdrawal, amounts received are includible in income to the extent they exceed the investment in the contract. For these purposes the investment in the contract at any time equals the total of the purchase payments made under the contract to that time (to the extent such payments were neither deductible when made nor excludable from income as, for example, in the case of certain employer contributions to qualified contracts) less any amounts previously received from the contract which were not included in income. In this regard, the Payment Credits provided under the contract are not treated as purchase payments and thus do not increase the investment in the contract.


Other than in the case of certain qualified contracts, any amount received as a loan under a contract, and any assignment or pledge (or agreement to assign or pledge) any portion of the contract value, is treated as a withdrawal of such amount or portion. (Loans, assignments and pledges are permitted only in limited circumstances under qualified contracts.) The investment in the contract is increased by the amount includible in income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an individual owner transfers his or her interest in an annuity contract without adequate consideration to a person other than the owner's spouse (or to a former spouse incident to divorce), the owner will be taxed on the difference between the contract value and the investment in the contract at the time of transfer. In such a case, the transferee's investment in the contract will be increased to reflect the increase in the transferor's income.


As mentioned above, amounts received in a partial withdrawal are taxable to the extent that the contract value exceeds the investment in the contract. There is some uncertainty regarding the effect that the market value adjustment and certain optional benefits, e.g., the Principal Plus Rider, might have on the amount that is treated as the contract value for this purpose. As a result, the taxable portion of amounts received in a partial withdrawal could be greater or less depending on how the market value adjustment and such optional benefits are treated for this purpose.


There may be special income tax issues present in situations where the owner and the annuitant are not the same person and are not married to one another. A tax advisor should be consulted in those situations.

TAXATION OF ANNUITY BENEFIT PAYMENTS

A portion of each annuity payment is usually taxable as ordinary income.

Normally, a portion of each annuity benefit payment is taxable as ordinary income. The taxable portion of an annuity benefit payment is equal to the excess of the payment over the "exclusion amount." In the case of variable annuity benefit payments, the exclusion amount is the investment in the contract (defined above) allocated to the variable annuity option, adjusted for any period certain or refund feature, when payments begin to be made divided by the number of payments expected to be made (determined by IRS regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). In the case of fixed annuity benefit payments, the exclusion amount is the amount determined by multiplying the payment by the ratio of (a) to (b), where:

         (a) is the investment in the contract allocated to the fixed annuity option (adjusted for any period certain or refund feature); and

         (b) is the total expected value of fixed annuity benefit payments for the term of the contract (determined under IRS regulations).

A simplified method of determining the taxable portion of annuity benefit payments applies to contracts issued in connection with certain qualified plans other than IRAs.

Once the total amount of the investment in the contract is excluded using these ratios, annuity benefit payments will be fully taxable. If annuity benefit payments cease because of the death of the annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction to the annuitant in his or her last taxable year.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a contract because of the death of an owner or the annuitant. During the accumulation period, death benefit proceeds are includible in income as follows:

         - if distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above, or

         - if distributed under an annuity option, they are taxed in the same manner as annuity benefit payments, as described above, or

         - if distributed as a series of withdrawals over the beneficiary's life expectancy, they are taxable to the extent the contract value exceeds the "investment in the contract."

During the pay-out period, where a guaranteed period exists under an annuity option and the annuitant dies before the end of that period, payments made to the beneficiary for the remainder of that period are includible in income as follows:

         - if received in a lump sum, they are includible in income to the extent that they exceed the unrecovered investment in the contract at that time, or

         - if distributed in accordance with the existing annuity option selected, they are fully excludable from income until the remaining investment in the contract is deemed to be recovered, and all annuity benefit payments thereafter are fully includible in income.

         - Withdrawals and annuity benefit payments prior to age 59 1/2 may incur a 10% penalty tax.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

There is a 10% penalty tax on the taxable amount of any distribution from a non-qualified contract. Exceptions to this penalty tax include distributions:

         - received on or after the date on which the contract owner reaches age 59 1/2;

         - attributable to the contract owner becoming disabled (as defined in the tax law);

         - made to a beneficiary on or after the death of the contract owner or, if the contract owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

         - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law);

         - made under an annuity contract purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; or

         - made with respect to certain annuities issued in connection with structured settlement agreements.

A similar penalty tax, applicable to distributions from certain qualified contracts, is discussed below.

AGGREGATION OF CONTRACTS

In certain circumstances, the amount of an annuity payment or a withdrawal from a contract that is includible in income may be determined by combining some or all of the non-qualified contracts owned by an individual. For example, if a person purchases a contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract. The effects of such aggregation are not always clear; however, it could affect the amount of a withdrawal or an annuity payment that is taxable and the amount which might be subject to the penalty tax described above. Consult your tax advisor for additional information.

QUALIFIED RETIREMENT PLANS

Special tax provisions apply to qualified plans. Consult your tax advisor prior to using the contract with a qualified plan.

The contracts are also available for use in connection with certain types of retirement plans, including IRAs, which receive favorable treatment under the Code ("QUALIFIED PLANS"). Numerous special tax rules apply to the participants in qualified plans and to the contracts used in connection with qualified plans. Therefore, no attempt is made in this Prospectus to provide more than general information about use of the contract with the various types of qualified plans. Brief descriptions of various types of qualified plans in connection with which we may issue a contract are contained in Appendix C to this Prospectus. Appendix C also discusses certain potential tax consequences associated with the use of the contract with certain qualified plans, including IRAs, which should be considered by a purchaser. In particular, as noted in Appendix C, the purchaser should consider the effects of the death benefit and Payment Credit Rider on the income tax treatment of certain types of qualified plans, including IRAs. Persons intending to use the contract in connection with a qualified plan should consult a tax advisor.

The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity benefit payments under certain qualified contracts, there may be no "investment in the contract" and the total amount received may be taxable. Also, loans from qualified contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax advisor and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for that contribution, are limited under qualified plans.

If the contract is used in connection with a qualified plan, the owner and annuitant must be the same individual. If a co-annuitant is named, all distributions made while the annuitant is alive must be made to the annuitant. Also, if a co-annuitant is named who is not the annuitant's spouse, the annuity options which are available may be limited, depending on the difference in ages between the annuitant and co-annuitant. Furthermore, the length of any guarantee period may be limited in some circumstances. Additionally, for contracts issued in connection with qualified plans subject to the Employee Retirement Income Security Act, the spouse or ex-spouse of the owner will have rights in the contract. In such a case, the owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.


In addition, special rules apply to the time at which distributions to the owner and beneficiaries must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. These minimum distribution requirements may effect your ability to use GRIB or GRIB II in connection with certain qualified plans, including IRAs. They also affect the restrictions that may be imposed by the owner on the timing and manner of payment of death benefits to the owner's designated beneficiaries or the period of time over which a designated beneficiary may extend payment of the death benefits under the contract. In addition, the presence of the death benefit, such as the GRIB benefit, could affect the amount of the required minimum distribution that must be made under the contract. Failure to comply with minimum distribution requirements applicable to qualified plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan. In the case of IRAs (other than ROTH IRAs), lifetime distributions of minimum amounts (as specified in the tax law) to the owner must generally commence by April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2. In the case of certain other qualified plans, such distributions must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. Distributions made under certain qualified plans, including IRAs, after the owner's death must also comply with the minimum distribution requirements, and different rules governing the timing and the manner of payments apply, depending on whether the designated beneficiary is an individual, and, if so, the owner's spouse, or an individual other than the owner's spouse. If you wish to impose restrictions on the timing and manner of payment of death benefits to your designated beneficiaries or if your beneficiary wishes to extend over a period of time the payment of the death benefits under your contract, please consult a tax advisor.

There is also a 10% penalty tax on the taxable amount of any distribution from certain qualified contracts. There are exceptions to this penalty tax which vary depending on the type of qualified plan. In the case of an "Individual Retirement Annuity" or an "IRA," exceptions provide that the penalty tax does not apply to a distribution:

         -        received on or after the contract owner reaches age 59 1/2,

         - received on or after the owner's death or because of the owner's disability (as defined in the tax law), or

         - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law).

These exceptions, as well as certain others not described herein, generally apply to taxable distributions from other qualified plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs which are used for qualified first time home purchases or for higher education expenses. Special conditions must be met to qualify for these two exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax advisor.

When issued in connection with a qualified plan, a contract will be amended as generally necessary to conform to the requirements of the plan. However, the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we will not be bound by terms and conditions of qualified plans to the extent those terms and conditions contradict the contract, unless we consent.

DIRECT ROLLOVERS


If the contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, or a governmental deferred compensation described in Section 456(b) of the Code, any "eligible rollover distribution" from the contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from such qualified plans or governmental deferred compensation plans, excluding certain amounts such as (i) minimum distributions required under Section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments," and (iii) if applicable, certain hardship withdrawals.


Under these requirements, Federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the contract, discussed below, the owner cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, the person entitled to the distribution elects to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

LOANS

Some qualified contracts have a loan feature.

A loan privilege is available only to owners of contracts issued in connection with Section 403(b) retirement arrangements that are not subject to Title 1 of ERISA. The requirements and limitations governing the availability of loans, including the maximum amount that a participant may take as a loan, are subject to the rules in the Code, IRS regulations, and our procedures in effect at the time a loan is made. Because the rules governing loans under section 403(b) contracts are complicated, you should consult your tax advisor before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.

Federal tax law also requires loans to be repaid in a certain manner and over a certain period of time. For example, loans generally are required to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of the plan participant), with repayments made at least quarterly and in substantially level amortized payments over the term of the loan. Interest will be charged on your loan amount. Failure to make a loan repayment when due will result in adverse income tax consequences to you.

When you request a loan, we will reduce your investment in the investment accounts and transfer the amount of the loan to the "loan account," a part of our general account. You may designate the investment accounts from which the loan is to be withdrawn. Absent such a designation, the amount of the loan will be withdrawn from the investment accounts in accordance with the rules for making partial withdrawals (see "WITHDRAWALS"). When a loan is repaid, the appropriate amount of the repayment will be transferred from the loan account to the investment accounts. You may designate the investment accounts to which a repayment is to be allocated. Otherwise, the repayment will be allocated in the same manner as your purchase payments are currently being allocated.

The amount of any unpaid loans will be deducted from the death benefit otherwise payable under the contract. In addition, loans, whether or not repaid, will have a permanent effect on the contract value because the investment results of the investment accounts will apply only to the unborrowed portion of the contract value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited on amounts held in your loan account while your loan is unpaid, your contract value will not increase as rapidly as it would have if no loan were unpaid. If investment results are below that rate, your contract value will be greater than it would have been had no loan been outstanding.

FEDERAL INCOME TAX WITHHOLDING

We may be required to withhold amounts from some distributions for Federal income taxes.

We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under a contract unless the person receiving the distribution notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity benefit payments are the same as the withholding rates generally applicable to payments of wages. In addition, the withholding rate applicable to the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and rollovers from non-Roth IRAs to Roth
IRAs) is 10%. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

GENERAL MATTERS




ASSET ALLOCATION SERVICES

We are aware that certain third parties are offering asset allocation and timing services ("Asset Allocation Services") in connection with the contracts. In certain cases we have agreed to honor transfer instructions from such Asset Allocation Services where we have received powers of attorney, in a form acceptable to us, from the contract owners participating in the service and where the Asset Allocation Service has agreed to the trading restrictions imposed by us. WE DO NOT ENDORSE, APPROVE OR RECOMMEND SUCH SERVICES IN ANY WAY AND YOU SHOULD BE AWARE THAT FEES PAID FOR SUCH SERVICES ARE SEPARATE AND IN ADDITION TO FEES PAID UNDER THE CONTRACTS.

DISTRIBUTION OF CONTRACTS

We pay broker-dealers to sell the contracts.


Manulife Financial Securities is a Delaware limited liability company that is controlled by Manulife USA. Manulife Financial Securities is the principal underwriter and exclusive distributor of the contracts. Manulife Financial Securities is a broker-dealer registered under the Securities Exchange Act of 1934, is a member of the National Association of Securities Dealers and is duly appointed and licensed as our insurance agent. Manulife Financial Securities is located at 73 Tremont Street, Boston, Massachusetts 02108.



We have entered into an Underwriting and Distribution Agreement with Manulife Financial Securities where we appointed Manulife Financial Securities the principal underwriter and exclusive representative for the distribution of all insurance products and authorized Manulife Financial Securities to enter into agreements with selling broker-dealers and general agents for the distribution of the products. Sales of the contracts will be made by registered representatives of broker-dealers authorized by us and Manulife Financial Securities to sell the contracts. Those registered representatives will also be our licensed insurance agents.

CONTRACT OWNER INQUIRIES

Your inquiries should be directed to our Annuity Service Office mailing address at The Manufacturers Life Insurance Company of New York, Annuity Service Office, P.O. Box 55077, Boston, MA 02205-8225.

CONFIRMATION STATEMENTS

You will be sent confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. Any mistakes should immediately be reported to our Annuity Service Office. If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

LEGAL PROCEEDINGS


There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither we nor Manulife Financial Securities are involved in any litigation that is of material importance to either, or that relates to the Variable Account.


CANCELLATION OF CONTRACT

We may, at our option, cancel a contract at the end of any three consecutive contract years in which no purchase payments by or on behalf of you have been made, if both:

         - the total purchase payments made for the contract, less any withdrawals, are less than $2,000; and

         - the contract value at the end of such three year period is less than $2,000.

As a matter of administrative practice, we will attempt to notify you prior to such cancellation in order to allow you to make the necessary purchase payment to keep the contract in force.

VOTING INTEREST

As stated above under "The Portfolios", we will vote shares of the Portfolios held in the Variable Account at the Trust's shareholder meetings according to voting instructions received from the persons having the voting interest under the contracts.

ACCUMULATION PERIOD. During the accumulation period, the contract owner has the voting interest under a contract. The number of votes for each portfolio for which voting instructions may be given is determined by dividing the value of the investment account corresponding to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

PAY-OUT PERIOD. During the pay-out period, the annuitant has the voting interest under a contract. The number of votes as to each portfolio for which voting instructions may be given is determined by dividing the reserve for the contract allocated to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

Generally, the number of votes tends to decrease as annuity benefit payments progress since the amount of reserves attributable to a contract will usually decrease after commencement of annuity benefit payments. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting.

REINSURANCE ARRANGEMENTS

We utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no contract owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that are currently reinsured include guaranteed death benefits, and guaranteed retirement income benefits.

                            APPENDIX A: SPECIAL TERMS

The following terms as used in this Prospectus have the indicated meanings:

ACCUMULATION PERIOD: The period between the issue date of the contract and the maturity date of the contract. During this period, purchase payments are typically made to the contract by the owner.

ACCUMULATION UNIT: A unit of measure that is used to calculate the value of the variable portion of the contract before the maturity date.

ANNUITANT: Any natural person or persons to whom annuity benefit payments are made and whose life is used to determine the duration of annuity benefit payments involving life contingencies. If the contract owner names more than one person as an "annuitant," the second person named is referred to as "co-annuitant." The "annuitant" and "co-annuitant" are referred to collectively as "annuitant." The "annuitant" is as designated on the contract specification page or in the application, unless changed. The annuitant becomes the owner of the contract on the Maturity Date.

ANNUITY UNIT: A unit of measure that is used after the maturity date to calculate variable annuity benefit payments.

ANNUITY OPTION: The method selected by the contract owner (or as specified in the contract if no selection is made) for annuity benefit payments made by us.

ANNUITY SERVICE OFFICE: The mailing address of our service office is P.O. Box 55077, Boston, Massachusetts 02205-5013

ANNUITY UNIT: A unit of measure that is used after the maturity date to calculate variable annuity benefit payments.

BENEFICIARY: The person, persons or entity entitled to the death benefit under the contract upon the death of a contract owner or, in certain circumstances, an annuitant. The beneficiary is as specified in the application, unless changed. If there is a surviving contract owner, that person will be the beneficiary.

BUSINESS DAY: Any day on which the New York Stock Exchange is open for business and the net asset value of a Trust portfolio may be determined.

THE CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed annuity benefit payments.

CONTINGENT BENEFICIARY: The person, persons or entity to become the beneficiary if the beneficiary is not alive. The contingent beneficiary is as specified in the application, unless changed.

CONTRACT VALUE: The total of the investment account values and, if applicable, any amount in the loan account attributable to the contract.

CONTRACT YEAR: The period of twelve consecutive months beginning on the date as of which the contract is issued, or any anniversary of that date.

DEBT: Any amounts in the loan account attributable to the contract plus any accrued loan interest. The loan provision is applicable to certain qualified contracts only.

DUE PROOF OF DEATH: Due Proof of Death is required upon the death of the contract owner or annuitant, as applicable. One of the following must be received at the Annuity Service Office within one year of the date of death:

         -        A certified copy of a death certificate;

         - A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

         -        Any other proof satisfactory to us.

Death benefits will be paid within 7 days of receipt of due proof of death and all required claim forms at our Annuity Service Office.

FIXED ANNUITY: An annuity option with payments the amount of which we guarantee.

GENERAL ACCOUNT: All of our assets other than assets in separate accounts such as the Variable Account.

INVESTMENT ACCOUNT: An account we establish for you which represents your interest in an investment option during the accumulation period.

INVESTMENT ACCOUNT VALUE: The value of a contract owner's investment in an investment account.

INVESTMENT OPTIONS: The investment choices available to contract owners.

LOAN ACCOUNT: The portion of our general account that is used for collateral for a loan.

MARKET VALUE CHARGE: A charge that may be assessed if amounts are withdrawn or transferred from the three, five or seven year investment options prior to the end of the interest rate guarantee period.

MATURITY DATE: The date on which the pay-out period commences and we begin to make annuity benefit payments to the annuitant. The maturity date is the date specified on the contract specifications page, unless changed.

NON-QUALIFIED CONTRACTS: Contracts which are not issued under qualified plans.

OWNER OR CONTRACT OWNER ("YOU"): The person, persons (co-owner) or entity entitled to all of the ownership rights under the contract. References in this Prospectus to contract owners are typically by use of "you." The owner has the legal right to make all changes in contractual designations where specifically permitted by the contract. The owner is as specified in the application, unless changed. . The annuitant becomes the owner of the contract on the Maturity Date.

PAY-OUT PERIOD: The period when we make annuity benefit payments to you.

PORTFOLIO OR TRUST PORTFOLIO: Mutual funds in which the Variable Account invests, or of any successor mutual fund.

PURCHASE PAYMENT: An amount paid by a contract owner to us as consideration for the benefits provided by the contract.

QUALIFIED CONTRACTS: Contracts issued under qualified plans.

QUALIFIED PLANS: Retirement plans that receive favorable tax treatment under
Section 401, 403, 408 or 408A of the Code.

SEPARATE ACCOUNT: A segregated account of ours that is not commingled with our general assets and obligations.

SUB-ACCOUNT(S): One or more of the sub-accounts of the Variable Account. Each sub-account is invested in shares of a different Trust portfolio.

UNPAID LOANS: The unpaid amounts (including any accrued interest) of loans some contract owners may have taken from us, using certain qualified contracts as collateral.

VALUATION PERIOD: Any period from one business day to the next, measured from the time on each business day that the net asset value of each portfolio is determined.

VARIABLE ACCOUNT: is a separate account of ours.

VARIABLE ANNUITY: An annuity option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified sub-accounts.

            APPENDIX B: EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE (Assuming the Optional Payment Credit Rider is Not Elected)

EXAMPLE 1* - Assume a single payment of $50,000 is made into the contract, no transfers are made, no additional payments are made and there are no partial withdrawals. The table below illustrates four examples of the withdrawal charges that would be imposed if the contract is completely withdrawn, based on hypothetical contract values.

                                                                                                 WITHDRAWAL CHARGE
CONTRACT               HYPOTHETICAL                FREE WITHDRAWAL          PAYMENTS             -----------------
  YEAR                CONTRACT VALUE                   AMOUNT              LIQUIDATED      PERCENT                AMOUNT
------------------------------------------------------------------------------------------------------------------------
    2                    55,000                       5,000(A)               50,000           6%                   3,000
------------------------------------------------------------------------------------------------------------------------
    4                    50,500                       5,000(B)               45,500           5%                   2,275
------------------------------------------------------------------------------------------------------------------------
    6                    60,000                      10,000(C)               50,000           3%                   1,500
------------------------------------------------------------------------------------------------------------------------
    7                    35,000                       5,000(D)               45,000           2%                     900
------------------------------------------------------------------------------------------------------------------------
    8                    70,000                      20,000(E)               50,000           0%                       0


During any contract year the free withdrawal amount is the greater of accumulated earnings, or 10% of the total payments made under the contract less any prior partial withdrawals in that contract year.



(A) In the second contract year the earnings under the contract and 10% of payments both equal $5,000. Consequently, on total withdrawal $5,000 is withdrawn free of the withdrawal charge, the entire $50,000 payment is liquidated and the withdrawal charge is assessed against such liquidated payment (contract value less free withdrawal amount).


(B) In the example for the fourth contract year, the accumulated earnings of $500 is less than 10% of payments, therefore the free withdrawal amount is equal to 10% of payments (50,000 X 10% = $5,000) and the withdrawal charge is only applied to payments liquidated (contract value less free withdrawal amount).

(C) In the example for the sixth contract year, the accumulated earnings of $10,000 is greater than 10% of payments ($5,000), therefore the free withdrawal amount is equal to the accumulated earnings of $10,000 and the withdrawal charge is applied to the payments liquidated (contract value less free withdrawal amount).

(D) In the example for the seventh contract year, the contract has negative accumulated earnings ($35,000 - $50,000), so the free withdrawal amount is equal to 10% of payments (50,000 x 10% = $5,000) and the withdrawal charge is applied to total payments less the free withdrawal amount. This calculation only applies to contracts issued on or after April 1, 2003. For contracts issued prior to April 1, 2003, the withdrawal charge would be applied to the lesser of the total payments or the contract value, less the free withdrawal amount. In this example, the payments liquidated would be $30,000 ($35,000 - $5,000).

(E) There is no withdrawal charge on any payments liquidated that have been in the contract for at least 7 years.

EXAMPLE 2* - Assume a single payment of $50,000 is made into the contract, no transfers are made, no additional payments are made and there are a series of four partial withdrawals made during the third contract year of $2,000, $5,000, $7,000 and $8,000.

                                                                                                 WITHDRAWAL CHARGE
 HYPOTHETICAL          PARTIAL WITHDRAWAL          FREE WITHDRAWAL          PAYMENTS             -----------------
CONTRACT VALUE             REQUESTED                   AMOUNT              LIQUIDATED      PERCENT                AMOUNT
------------------------------------------------------------------------------------------------------------------------
        65,000            2,000                      15,000(A)                    0           5%                     0
-----------------------------------------------------------------------------------------------------------------------
        49,000            5,000                       3,000(B)                2,000           5%                    100
-----------------------------------------------------------------------------------------------------------------------
        52,000            7,000                       4,000(C)                3,000           5%                    150
-----------------------------------------------------------------------------------------------------------------------
        44,000            8,000                           0(D)                8,000           5%                    400

(A) The free withdrawal amount during any contract year is the greater of the contract value less the unliquidated payments (accumulated earnings), or 10% of payments less 100%of all prior withdrawals in that contract year. For the first example, accumulated earnings of $15,000 is the free withdrawal amount since it is greater than 10% of payments less prior withdrawals ($5,000-0). The amount requested (2,000) is less than the free withdrawal amount so no payments are liquidated and no withdrawal charge applies.


(B) The contract has negative accumulate earnings ($49,000 - $50,000), so the free withdrawal amount is limited to 10% of payments less all prior withdrawals. Since 2,000 has already been withdrawn in the current contract year, the remaining free withdrawal amount during the third contract year is $3,000. The $5,000 partial withdrawal will consist of $3,000 free of withdrawal charge, and the remaining $2,000 will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $48,000.


(C) The contract has increased in value to 52,000. The unliquidated payments are 48,000 so the accumulated earnings are $4,000, which is greater than 10% of payments less prior withdrawals ($5,000 - $2,000 - $5,000 <0). Hence the free withdrawal amount is $4,000. Therefore, $3,000 of the $7,000 partial withdrawal will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $45,000.

(D) The free withdrawal amount is zero since the contract has negative accumulated earnings ($44,000 - $45,000) and the full 10% of payments ($5,000) has already been withdrawn. The full amount of $8,000 will result in payments being liquidated subject to a withdrawal charge. At the beginning of the next contract year the full 10% of payments would be available again for withdrawal requests during that year.

                        APPENDIX C: QUALIFIED PLAN TYPES


Set forth below are brief descriptions of the types of qualified plans in connection with which we may issue contracts. Certain potential tax consequences associated with use of the contract in connection with qualified plans are also described. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department and judicial decisions. Persons intending to use the contract with qualified plans should consult their tax advisor.



Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. The contract may not, however, be used in connection with an "Education IRA" under Section 530 of the Code.



The contract may be issued with certain death benefit or an optional benefit such as the GRIB III benefit. The presence of these benefits may increase the amount of any required minimum distributions for IRAs and other contracts subject to the required minimum distribution rules.



SIMPLE IRAs. Section 408(p) of the Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. As discussed above (see Individual Retirement Annuities), if the contract is issued with certain death benefit or an optional benefit such as the GRIB III benefit, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SIMPLE IRAs) and other contracts subject to the minimum distribution rules. Employers intending to use the contract in connection with such plans should seek competent advice.


ROTH IRAS. Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in certain respects.

Among the differences are that contributions to a Roth IRA are not deductible and "qualified distributions" from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the owner was made. Second, the distribution must be:

         -        made after the owner attains age 59 1/2;

         -        made after the owner's death;

         -        attributable to the owner being disabled; or

         - a qualified first-time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code.





As described above (see "Individual Retirement Annuities"), if the contract is issued with certain death benefit or an optional benefit such as the GRIB III benefit, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which include Roth IRAs) and other contracts subject to the minimum distribution rules. Also, the state tax treatment of a Roth IRA may differ from the Federal income tax treatment of a Roth IRA. If you intend to use the contract in connection with a Roth IRA, you should seek competent tax advice.



CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the contracts in order to provide benefits under the plans. The contract provides death benefit options that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit." There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in current taxable income to participants. Employers intending to use the contract in connection with such plans should seek competent advice. If the contract is issued with certain death benefit or an optional benefit such as the GRIB III benefit, the presence of these benefits may increase the amount of any required minimum distributions that must be made under the contract. Employers intending to use the contract in connection with such plans should seek competent advice.



TAX-SHELTERED ANNUITIES. Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. These annuity contracts are commonly referred to as "tax-sheltered annuities." Purchasers of the contracts for such purposes should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the contracts. In particular, purchasers should consider that the contract provides death benefit options that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit." If so, the contract owner could be deemed to receive currently taxable income. In addition, there are limitations on the amount of incidental benefits that may be provided under a tax-sheltered annuity. If the contract is issued with certain death benefit or an optional benefit such as the GRIB III benefit, the presence of these benefits may increase the amount of any required minimum distributions that must be made under the contract. Employers intending to use the contract in connection with such plans should seek competent advice


Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

         - contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988,

         -        earnings on those contributions, and

         - earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of the year beginning before January 1, 1989.

These amounts can be paid only if the employee has reached age 59 1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the contract value to the issuer of another tax-sheltered annuity or into a
Section 403(b)(7) custodial account.)


Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for Federal income tax purposes.

                 APPENDIX U: TABLES OF ACCUMULATION UNIT VALUES

Appendix U contains the following two accumulation unit value tables:

         (1) one table reflecting the fees for the optional Payment Credit Rider and

         (2) a table not reflecting the fees for the optional Payment Credit Rider.

         Please note that GRIP II fees are not deducted from contract value and, therefore, are not reflected in the accumulation unit values.

                                   APPENDIX U


                        TABLE OF ACCUMULATION UNIT VALUES
                    FOR CONTRACTS INVESTING IN THE PORTFOLIOS
                 (REFLECTING THE OPTIONAL PAYMENT CREDIT RIDER)


                                                                       PORTFOLIO SHARES
                                                          UNIT VALUE AT  UNIT VALUE AT   NUMBER OF UNITS
                   SUB ACCOUNT                            START OF YEAR   END OF YEAR    AT END OF YEAR
--------------------------------------------------------------------------------------------------------
ALGER AMERICAN BALANCED PORTFOLIO
                        2002                               $12.500000      $12.794964           0.000
                        2003                                12.794964       14.928041       3,872.279
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
                        2002                               $12.500000      $12.624899           0.000
                        2003                                12.624899       16.652790       2,700.231
CREDIT SUISSETRUST-EMERGING MARKETS PORTFOLIO
                        2002                               $12.500000      $13.334904           0.000
                        2003                                13.334904       18.722477         135.131
CREDIT SUISSE TRUST-GLOBAL POST-VENTURE CAPITAL PORTFOLIO
                        2002                               $12.500000      $13.550189           0.000
                        2003                                13.550189       19.673365           0.000
DREYFUS I.P. MIDCAP STOCK PORTFOLIO
                        2002                               $12.500000      $13.835086           0.000
                        2003                                13.835086       17.875144       7,461.074
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
                        2002                               $12.500000      $13.758383           0.000
                        2003                                13.758383       17.012020           0.000
INVESCO VIF-UTILITIES FUND PORTFOLIO
                        2002                               $12.500000      $13.746286           0.000
                        2003                                13.746286       15.867908         469.346
SCUDDER 21ST CENTURY GROWTH PORTFOLIO
                        2002                               $12.500000      $13.656417           0.000
                        2003                                13.656417       17.497738       1,975.392
SCUDDER CAPITAL GROWTH PORTFOLIO
                        2002                               $12.500000      $13.660852           0.000
                        2003                                13.660852       16.983475         189.172
SCUDDER GLOBAL DISCOVERY PORTFOLIO
                        2002                               $12.500000      $14.319776           0.000
                        2003                                14.319776       20.934012       2,221.597
SCUDDER GROWTH AND INCOME PORTFOLIO
                        2002                               $12.500000      $13.663748           0.000
                        2003                                13.663748       17.001872           0.000
SCUDDER HEALTH SCIENCES PORTFOLIO
                        2002                               $12.500000      $13.021542           0.000
                        2003                                13.021542       17.045590       2,417.425
SCUDDER INTERNATIONAL PORTFOLIO
                        2002                               $12.500000      $13.331134           0.000
                        2003                                13.331134       16.704896         495.632
SCUDDER AGGRESSIVE GROWTH PORTFOLIO
                        2002                               $12.500000      $14.722240           0.000
                        2003                                14.722240       19.303275       1,797.704

                                                                       PORTFOLIO SHARES
                                                          UNIT VALUE AT  UNIT VALUE AT   NUMBER OF UNITS
                   SUB ACCOUNT                            START OF YEAR   END OF YEAR    AT END OF YEAR
--------------------------------------------------------------------------------------------------------
SCUDDER BLUE CHIP PORTFOLIO
                        2002                               $12.500000      $13.472208           0.000
                        2003                                13.472208       17.253759         216.399
SCUDDER CONTRARIAN VALUE PORTFOLIO
                        2002                               $12.500000      $13.994472           0.000
                        2003                                13.994472       18.178471         934.560
SCUDDER GLOBAL BLUE CHIP PORTFOLIO
                        2002                               $12.500000      $13.614771           0.000
                        2003                                13.614771       16.781810         605.592
SCUDDER GOVERNMENT SECURITIES PORTFOLIO
                        2002                               $12.500000      $12.606510           0.000
                        2003                                12.606510       12.614422      46,574.926
SCUDDER GROWTH PORTFOLIO
                        2002                               $12.500000      $13.664648           0.000
                        2003                                13.664648       16.686543           0.000
SCUDDER HIGH INCOME PORTFOLIO
                        2002                               $12.500000      $13.275574           0.000
                        2003                                13.275574       16.194935         292.024
SCUDDER INTERNATIONAL SELECT EQUITY PORTFOLIO
                        2002                               $12.500000      $13.540676           0.000
                        2003                                13.540676       17.231578           0.000
SCUDDER INVESTMENT GRADE BOND PORTFOLIO
                        2002                               $12.500000      $12.650139           0.000
                        2003                                12.650139       13.022287         271.641
SCUDDER STRATEGIC INCOME PORTFOLIO
                        2003                               $12.500000      $12.690945       2,160.442
SCUDDER MONEY MARKET PORTFOLIO
                        2002                               $12.500000      $12.483511           0.000
                        2003                                12.483511       12.318541      35,896.334
SCUDDER SMALL CAP GROWTH PORTFOLIO
                        2002                               $12.500000      $14.237235           0.000
                        2003                                14.237235       18.539241       5,598.667
SCUDDER TECHNOLOGY GROWTH PORTFOLIO
                        2002                               $12.500000      $15.711697           0.000
                        2003                                15.711697       22.569782       1,723.508
SCUDDER TOTAL RETURN PORTFOLIO
                        2002                               $12.500000      $13.177330           0.000
                        2003                                13.177330       15.221981       3,313.617
SVS DAVIS VENTURE VALUE PORTFOLIO
                        2002                               $12.500000      $14.091482           0.000
                        2003                                14.091482       17.920836       4,360.739
SVS DREMAN FINANCIAL SERVICES PORTFOLIO
                        2002                               $12.500000      $14.598757           0.000
                        2003                                14.598757       13.323217         314.519
SVS DREMAN HIGH RETURN EQUITY PORTFOLIO
                        2002                               $12.500000      $14.562999           0.000
                        2003                                14.562999       18.816193          61.904
SVS DREMAN SMALL CAP VALUE PORTFOLIO
                        2002                               $12.500000      $13.643771           0.000
                        2003                                13.643771       18.991183       2,039.244

                                                                       PORTFOLIO SHARES
                                                          UNIT VALUE AT  UNIT VALUE AT   NUMBER OF UNITS
                   SUB ACCOUNT                            START OF YEAR   END OF YEAR    AT END OF YEAR
--------------------------------------------------------------------------------------------------------
SVS EAGLE FOCUSED LARGE CAP GROWTH PORTFOLIO
                        2002                               $12.500000      $13.674031           0.000
                        2003                                13.674031       16.949303         647.935
SVS FOCUS VALUE + GROWTH PORTFOLIO
                        2002                               $12.500000      $14.137515           0.000
                        2003                                14.137515       18.388717           0.000
SVS INDEX 500 PORTFOLIO
                        2002                               $12.500000      $14.000062           0.000
                        2003                                14.000062       17.550772       4,362.987
SVS INVESCO DYNAMIC GROWTH PORTFOLIO
                        2002                               $12.500000      $14.393720           0.000
                        2003                                14.393720       19.131066       1,919.817
SVS JANUS GROWTH AND INCOME PORTFOLIO
                        2002                               $12.500000      $13.529260           0.000
                        2003                                13.529260       16.557342           0.000
SVS JANUS GROWTH OPPORTUNITIES PORTFOLIO
                        2002                               $12.500000      $13.846564           0.000
                        2003                                13.846564       16.547138       1,461.659
SVS MFS STRATEGIC VALUE PORTFOLIO
                        2002                               $12.500000      $14.485454           0.000
                        2003                                14.485454       17.984781       1,100.691
SVS OAK STRATEGIC EQUITY PORTFOLIO
                        2002                               $12.500000      $15.327325           0.000
                        2003                                15.327325       22.475335           0.000
SVS TURNER MIDCAP GROWTH PORTFOLIO
                        2002                               $12.500000      $13.970243           0.000
                        2003                                13.970243       20.328105       1,856.020
SCUDDER REAL ESTATE SECURITIES PORTFOLIO
                        2003                               $12.500000      $15.252679       1,714.153


Units under this series of contracts were first credited under the subaccounts on September 16, 2002 except in the following instances:

     Scudder Strategic Income, and Scudder Real Estate Securities where units were first credited on May 1, 2003.

                        TABLE OF ACCUMULATION UNIT VALUES
                    FOR CONTRACTS INVESTING IN THE PORTFOLIOS
               (NOT REFLECTING THE OPTIONAL PAYMENT CREDIT RIDER)


                                                                       PORTFOLIO SHARES
                                                          UNIT VALUE AT  UNIT VALUE AT   NUMBER OF UNITS
                   SUB ACCOUNT                            START OF YEAR   END OF YEAR    AT END OF YEAR
--------------------------------------------------------------------------------------------------------
ALGER AMERICAN BALANCED PORTFOLIO
                        2002                               $12.500000      $12.805399           0.000
                        2003                                12.805399       14.992568      28,262.307
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
                        2002                               $12.500000      $12.635201           0.000
                        2003                                12.635201       16.724725       6,334.803
CREDIT SUISSETRUST-EMERGING MARKETS PORTFOLIO
                        2002                               $12.500000      $13.345774           0.000
                        2003                                13.345774       18.803321       5,470.257
CREDIT SUISSE TRUST-GLOBAL POST-VENTURE CAPITAL
  PORTFOLIO
                        2002                               $12.500000      $13.561223           0.000
                        2003                                13.561223       19.746145       1,606.531
DREYFUS I.P. MIDCAP STOCK PORTFOLIO
                        2002                               $12.500000      $13.846357           0.000
                        2003                                13.846357       17.952346      29,002.359
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
                        2002                               $12.500000      $13.769592           0.000
                        2003                                13.769592       17.074978         390.298
INVESCO VIF-UTILITIES FUND PORTFOLIO
                        2002                               $12.500000      $13.757466           0.000
                        2003                                13.757466       15.936457       2,978.857
SCUDDER 21ST CENTURY GROWTH PORTFOLIO
                        2002                               $12.500000      $13.667541           0.000
                        2003                                13.667541       17.573287       2,423.679
SCUDDER CAPITAL GROWTH PORTFOLIO
                        2002                               $12.500000      $13.671980           0.000
                        2003                                13.671980       17.056831       8,183.498
SCUDDER GLOBAL DISCOVERY PORTFOLIO
                        2002                               $12.500000      $14.331432           0.000
                        2003                                14.331432       21.024402       2,693.666
SCUDDER GROWTH AND INCOME PORTFOLIO
                        2002                               $12.500000      $13.674880           0.000
                        2003                                13.674880       17.064795      19,703.849
SCUDDER HEALTH SCIENCES PORTFOLIO
                        2002                               $12.500000      $13.032160           0.000
                        2003                                13.032160       17.119230       9,065.774
SCUDDER INTERNATIONAL PORTFOLIO
                        2002                               $12.500000      $13.341991           0.000
                        2003                                13.341991       16.777081      10,027.041
SCUDDER AGGRESSIVE GROWTH PORTFOLIO
                        2002                               $12.500000      $14.734222           0.000
                        2003                                14.734222       19.386626       3,253.915
SCUDDER BLUE CHIP PORTFOLIO
                        2002                               $12.500000      $13.483188           0.000
                        2003                                13.483188       16.854301      20,784.288

                                                                       PORTFOLIO SHARES
                                                          UNIT VALUE AT  UNIT VALUE AT   NUMBER OF UNITS
                   SUB ACCOUNT                            START OF YEAR   END OF YEAR    AT END OF YEAR
--------------------------------------------------------------------------------------------------------
SCUDDER CONTRARIAN VALUE PORTFOLIO
                        2002                               $12.500000      $14.005872           0.000
                        2003                                14.005872       18.256976      19,703.095
SCUDDER GLOBAL BLUE CHIP PORTFOLIO
                        2002                               $12.500000      $13.625858           0.000
                        2003                                13.625858       17.328288       6,312.288
SCUDDER GOVERNMENT SECURITIES PORTFOLIO
                        2002                               $12.500000      $12.616785           0.000
                        2003                                12.616785       12.668989      53,720.775
SCUDDER GROWTH PORTFOLIO
                        2002                               $12.500000      $13.675788           0.000
                        2003                                13.675788       16.748311       6,130.300
SCUDDER HIGH INCOME PORTFOLIO
                        2002                               $12.500000      $13.286385           0.000
                        2003                                13.286385       16.264897      19,117.597
SCUDDER INTERNATIONAL SELECT EQUITY PORTFOLIO
                        2002                               $12.500000      $13.551701           0.000
                        2003                                13.551701       17.295376       4,947.196
SCUDDER INVESTMENT GRADE BOND PORTFOLIO
                        2002                               $12.500000      $12.660448           0.000
                        2003                                12.660448       13.078606      25,524.088
SCUDDER STRATEGIC INCOME PORTFOLIO
                        2003                               $12.500000      $12.720176      14,740.587
SCUDDER MONEY MARKET PORTFOLIO
                        2002                               $12.500000      $12.493692           0.000
                        2003                                12.493692       12.371821      61,837.211
SCUDDER SMALL CAP GROWTH PORTFOLIO
                        2002                               $12.500000      $14.248827           0.000
                        2003                                14.248827       18.619291      12,174.776
SCUDDER TECHNOLOGY GROWTH PORTFOLIO
                        2002                               $12.500000      $15.724471           0.000
                        2003                                15.724471       22.667138       8,067.415
SCUDDER TOTAL RETURN PORTFOLIO
                        2002                               $12.500000      $13.188068           0.000
                        2003                                13.188068       15.287760      31,793.061
SVS DAVIS VENTURE VALUE PORTFOLIO
                        2002                               $12.500000      $14.102955           0.000
                        2003                                14.102955       17.998252       8,816.965
SVS DREMAN FINANCIAL SERVICES PORTFOLIO
                        2002                               $12.500000      $14.610637           0.000
                        2003                                14.610637       18.402350       3,894.004
SVS DREMAN HIGH RETURN EQUITY PORTFOLIO
                        2002                               $12.500000      $14.574840           0.000
                        2003                                14.574840       18.897440      32,414.764
SVS DREMAN SMALL CAP VALUE PORTFOLIO
                        2002                               $12.500000      $13.654885           0.000
                        2003                                13.654885       19.073169      16,807.956
SVS EAGLE FOCUSED LARGE CAP GROWTH PORTFOLIO
                        2002                               $12.500000      $13.685173           0.000
                        2003                                13.685173       17.022514      11,544.595
SVS FOCUS VALUE + GROWTH PORTFOLIO
                        2002                               $12.500000      $14.149028           0.000
                        2003                                14.149028       18.456762       2,712.451

                                                                       PORTFOLIO SHARES
                                                          UNIT VALUE AT  UNIT VALUE AT   NUMBER OF UNITS
                   SUB ACCOUNT                            START OF YEAR   END OF YEAR    AT END OF YEAR
--------------------------------------------------------------------------------------------------------
SVS INDEX 500 PORTFOLIO
                        2002                               $12.500000      $14.011463           0.000
                        2003                                14.011463       17.626575      59,744.064
SVS INVESCO DYNAMIC GROWTH PORTFOLIO
                        2002                               $12.500000      $14.405433           0.000
                        2003                                14.405433       19.213671       2,234.564
SVS JANUS GROWTH AND INCOME PORTFOLIO
                        2002                               $12.500000      $13.540286           0.000
                        2003                                13.540286       16.618620      13,623.373
SVS JANUS GROWTH OPPORTUNITIES PORTFOLIO
                        2002                               $12.500000      $13.857843           0.000
                        2003                                13.857843       17.251027       3,784.645
SVS MFS STRATEGIC VALUE PORTFOLIO
                        2002                               $12.500000      $14.497241           0.000
                        2003                                14.497241       18.062460       3,143.132
SVS OAK STRATEGIC EQUITY PORTFOLIO
                        2002                               $12.500000      $15.339790           0.000
                        2003                                15.339790       22.558419       4,510.753
SVS TURNER MIDCAP GROWTH PORTFOLIO
                        2002                               $12.500000      $13.981623           0.000
                        2003                                13.981623       20.415849       5,244.861
SCUDDER REAL ESTATE SECURITIES PORTFOLIO
                        2003                               $12.500000      $15.287771      24,570.286

Units under this series of contracts were first credited under the subaccounts on September 16, 2002 except in the following instances:

     Scudder Strategic Income, and Scudder Real Estate Securities where units were first credited on May 1, 2003.

                                     PART B

                            INFORMATION REQUIRED IN A

                       STATEMENT OF ADDITIONAL INFORMATION

                                     PART B
         Information Contained in a Statement of Additional Information

                       STATEMENT OF ADDITIONAL INFORMATION


                MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A


                                       OF


              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK


                  FLEXIBLE PURCHASE PAYMENT INDIVIDUAL DEFERRED
                 COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING

This Statement of Additional Information is not a Prospectus. It contains information in addition to that described in the Prospectus and should be read in conjunction with the Prospectus dated the same date as this Statement of Additional Information. The Prospectus may be obtained by writing The Manufacturers Life Insurance Company of New York at the mailing address of the Annuity Service Office, P.O. Box 9013, Boston, MA 02205-9013 or by telephoning
(877) 391-3748.




              The Manufacturers Life Insurance Company of New York
                              100 Summit Lake Drive
                                  Second Floor
                            Valhalla, New York 10595
                                 (877) 391-3748


             Statement of Additional Information dated May 1, 2004.



NYVenture / NYWealthmark .SAI 5/04

                                TABLE OF CONTENTS


GENERAL INFORMATION AND HISTORY........................         3
ACCUMULATION UNIT VALUE TABLES.........................         3
SERVICES...............................................         3
  Independent Auditors.................................         3
  Servicing Agent......................................         3
  Principal Underwriter................................         3
APPENDIX A: AUDITED FINANCIAL STATEMENTS...............       A-1

GENERAL INFORMATION AND HISTORY

The Manufacturers Life Insurance Company of New York Separate Account A (the "VARIABLE ACCOUNT") is a separate investment account of The Manufacturers Life Insurance Company of New York ("WE" or "US"), a stock life insurance company organized under the laws of New York in 1992. Prior to October 1, 1997, we were known as First North American Life Assurance Company. We are a wholly-owned subsidiary of The Manufacturers Life Insurance Company (U.S.A.) ("MANULIFE USA"), a stock life insurance company incorporated in Maine on August 20, 1955 by a special act of the Maine legislature and redomesticated under the laws of Michigan. The ultimate parent of Manulife USA is Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

Our financial statements which are included in the Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.


ACCUMULATION UNIT VALUE TABLES



The Accumulation Unit Value Tables are located in Appendix U of the product prospectus.



SERVICES



Independent Auditors



The financial statements of The Manufacturers Life Insurance Company of New York at December 31, 2003 and 2002 and for each of the three years in the period ended December 31, 2003, and the financial statements of The Manufacturers Life Insurance Company of New York Separate Account A at December 31, 2003, and for each of the two years in the period ended December 31, 2003, appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.



Servicing Agent



Computer Sciences Corporation Financial Services Group ("CSC FSG") provides to us a computerized data processing recordkeeping system for variable annuity administration. CSC FSG provides various daily, semimonthly, monthly, semiannual and annual reports including:



                  daily updates on accumulation unit values, variable annuity participants and transactions, and agent production and commissions;


                  semimonthly commission statements;

                  monthly summaries of agent production and daily transaction reports;

                  semiannual statements for contract owners; and annual contract owner tax reports.

We pay CSC FSG approximately $7.80 per policy per year, plus certain other fees for the services provided.


Principal Underwriter



Manulife Financial Securities LLC ("MFS LLC"), an indirect wholly owned subsidiary of MFC, serves as principal underwriter of the contracts. Prior to January 1, 2002, Manufacturers Securities Services, LLC ("MSS"), a Delaware limited liability company controlled by us, served as principal underwriter of the contracts. Contracts are offered on a continuous basis. The aggregate dollar amount of underwriting commissions paid to MFS LLC in 2003, 2002 and MSS in 2001 were $293,120,491, $275,138,774 and $202,486,965, respectively. MFS LLC and
MSS did not retain any of these amounts during such periods.

                       APPENDIX A: AUDITED FINANCIAL STATEMENTS

AUDITED FINANCIAL STATEMENTS

The Manufacturers Life Insurance Company of New York
Years ended December 31, 2003, 2002 and 2001

              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

                          AUDITED FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001


                                    CONTENTS

Report of Independent Auditors....................................  1

Audited Financial Statements

Balance Sheets....................................................  2
Statements of Income..............................................  3
Statements of Changes in Shareholder's Equity.....................  4
Statements of Cash Flows..........................................  5
Notes to Financial Statements.....................................  7

                         Report of Independent Auditors

The Board of Directors and Shareholder
The Manufacturers Life Insurance Company of New York

We have audited the accompanying balance sheets of The Manufacturers Life Insurance Company of New York ("the Company") as of December 31, 2003 and 2002, and the related statements of income, changes in shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Manufacturers Life Insurance Company of New York at December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States.



                                        /s/ Ernst & Young LLP

Hartford, Connecticut
March 22, 2004

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

BALANCE SHEETS

AS AT DECEMBER 31
ASSETS ($ thousands)                                                   2003             2002
--------------------------------------------------------------     ------------     ------------
INVESTMENTS:
   Fixed-maturity securities available-for-sale, at fair value
   (amortized cost: 2003 $148,170; 2002 $124,888)                  $    153,194     $    132,321
   Investment in unconsolidated affiliate                                   800              800
   Policy loans                                                          11,109            7,326
   Short-term investments                                               205,970          179,949
                                                                   ------------     ------------
TOTAL INVESTMENTS                                                  $    371,073     $    320,396
                                                                   ------------     ------------
Cash and cash equivalents                                                18,994               --
Accrued investment income                                                 8,612            5,914
Deferred acquisition costs                                              155,412          115,163
Federal income tax recoverable from affiliates                              500              500
Other assets                                                              1,283              782
Due from reinsurers                                                       6,998            7,568
Separate account assets                                               2,144,890        1,284,313
                                                                   ------------     ------------
TOTAL ASSETS                                                       $  2,707,762     $  1,734,636
                                                                   ============     ============

LIABILITIES AND SHAREHOLDER'S EQUITY ($ thousands)

LIABILITIES:
   Policyholder liabilities and accruals                           $    375,934     $    292,232
   Payable to affiliates                                                  5,091            3,748
   Deferred income taxes                                                 15,889            7,498
   Cash overdraft                                                            --            1,676
   Other liabilities                                                     11,171            9,269
   Separate account liabilities                                       2,144,890        1,284,313
                                                                   ------------     ------------
TOTAL LIABILITIES                                                  $  2,552,975     $  1,598,736
                                                                   ------------     ------------
SHAREHOLDER'S EQUITY:
   Common stock                                                    $      2,000     $      2,000
   Additional paid-in capital                                           113,306          113,306
   Retained earnings                                                     36,931           17,904
   Accumulated other comprehensive income                                 2,550            2,690
                                                                   ------------     ------------
TOTAL SHAREHOLDER'S EQUITY                                         $    154,787     $    135,900
                                                                   ------------     ------------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                         $  2,707,762     $  1,734,636
                                                                   ============     ============

The accompanying notes are an integral part of these financial statements.

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

STATEMENTS OF INCOME



FOR THE YEARS ENDED DECEMBER 31
 ($ thousands)                                                       2003            2002              2001
-------------------------------------------------------------     -----------     -----------      -----------
REVENUES:
     Fees from separate accounts and policyholder liabilities     $    30,440     $    24,773      $    21,457
     Premiums                                                             487             251               43
     Net investment income                                             38,973          21,020           20,415
     Net realized investment gains (losses)                             3,067          (2,151)             730
                                                                  -----------     -----------      -----------
TOTAL REVENUE                                                     $    72,967     $    43,893      $    42,645
                                                                  -----------     -----------      -----------

BENEFITS AND EXPENSES:
     Policyholder benefits and claims                             $    20,020     $    15,226      $    12,408
     Amortization of deferred acquisition costs                         9,081          12,336           10,597
     Other insurance expenses                                          15,815          13,725           20,209
                                                                  -----------     -----------      -----------
TOTAL BENEFITS AND EXPENSES                                       $    44,916     $    41,287      $    43,214
                                                                  -----------     -----------      -----------
INCOME (LOSS) BEFORE INCOME TAXES                                 $    28,051     $     2,606      $      (569)
                                                                  -----------     -----------      -----------
INCOME TAX EXPENSE (BENEFIT)                                      $     9,024     $       168      $      (600)
                                                                  -----------     -----------      -----------
NET INCOME                                                        $    19,027     $     2,438      $        31
                                                                  ===========     ===========      ===========

The accompanying notes are an integral part of these financial statements.

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY

                                                                                       ACCUMULATED OTHER         TOTAL
                                  COMMON           ADDITIONAL           RETAINED         COMPREHENSIVE        SHAREHOLDER'S
($ thousands)                      STOCK         PAID-IN CAPITAL        EARNINGS         INCOME (LOSS)           EQUITY
---------------------------     ------------     ---------------      ------------     -----------------      -------------
Balance, January 1, 2001        $      2,000     $        72,706      $     15,435     $            (511)     $      89,630
Comprehensive income                      --                  --                31                   864                895
                                ------------     ---------------      ------------     -----------------      -------------
BALANCE, DECEMBER 31, 2001      $      2,000     $        72,706      $     15,466     $             353      $      90,525
                                ------------     ---------------      ------------     -----------------      -------------
Capital Contribution                      --              40,600                --                    --             40,600
Comprehensive income                      --                  --             2,438                 2,337              4,775
                                ------------     ---------------      ------------     -----------------      -------------
BALANCE, DECEMBER 31, 2002      $      2,000     $       113,306      $     17,904     $           2,690      $     135,900
                                ------------     ---------------      ------------     -----------------      -------------
Comprehensive income (loss)                                                 19,027                  (140)            18,887
                                ------------     ---------------      ------------     -----------------      -------------
BALANCE, DECEMBER 31, 2003      $      2,000     $       113,306      $     36,931     $           2,550      $     154,787
                                ============     ===============      ============     =================      =============

The accompanying notes are an integral part of these financial statements.

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

STATEMENTS OF CASH FLOWS


FOR THE YEARS ENDED DECEMBER 31
 ($ thousands)                                                            2003              2002            2001
------------------------------------------------------------------     -----------      -----------      -----------
OPERATING ACTIVITIES:
   Operating cash inflows:
     Premiums                                                          $       664      $       103      $       (50)
     Fee income                                                             30,440           24,773           21,457
     Net investment income                                                  39,044           19,763           20,500
                                                                       -----------      -----------      -----------
TOTAL OPERATING CASH INFLOWS                                           $    70,148      $    44,639      $    41,907
                                                                       -----------      -----------      -----------
Operating cash outflows:
   Benefit payments                                                    $    19,438      $    14,519      $    10,535
   Insurance expenses and taxes                                             63,013           54,151           63,415
   Change in other assets and other liabilities                             (2,342)           3,193           (3,589)
                                                                       -----------      -----------      -----------
TOTAL OPERATING CASH OUTFLOWS                                          $    80,109      $    71,863      $    70,361
                                                                       -----------      -----------      -----------
NET CASH USED IN OPERATING ACTIVITIES                                 $    (9,961)     $   (27,224)     $   (28,454)
                                                                       -----------      -----------      -----------
INVESTING ACTIVITIES:
   Fixed-maturity securities sold, matured or repaid                   $    96,962      $    43,619      $   115,381
   Fixed-maturity securities purchased                                    (120,016)         (61,288)        (111,208)
   Policy loans advanced, net                                               (3,783)          (3,106)          (1,900)
   Investment in unconsolidated affiliate                                       --             (600)              --
   Short-term investments                                                  (26,472)         (45,047)         (86,396)
   Net change in receivable for undelivered securities                          --               --            6,700
                                                                       -----------      -----------      -----------
NET CASH USED IN INVESTING ACTIVITIES                                  $   (53,309)     $   (66,422)     $   (77,423)
                                                                       -----------      -----------      -----------
FINANCING ACTIVITIES:
   Net reinsurance consideration                                       $       570      $    (3,414)     $    (2,816)
   Increase (decrease) in account balances subject to reinsurance             (570)           3,414            2,816
   Deposits and interest credited to policyholder account balances         137,285          188,849          214,126
   Net transfers to separate accounts from policyholders funds             (18,172)        (114,520)         (93,597)
   Return of policyholder funds                                            (35,173)         (22,287)         (14,012)
   Capital contribution                                                         --           40,600               --
                                                                       -----------      -----------      -----------
NET CASH PROVIDED BY FINANCING ACTIVITIES                              $    83,940      $    92,642      $   106,517
                                                                       -----------      -----------      -----------
Increase (decrease) in cash and cash equivalents during the year       $    20,670      $    (1,004)     $       640
                                                                       -----------      -----------      -----------
Cash and cash equivalents at beginning of year                              (1,676)            (672)          (1,312)
                                                                       -----------      -----------      -----------
BALANCE, END OF YEAR                                                   $    18,994      $    (1,676)     $      (672)
                                                                       ===========      ===========      ===========

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

FOR THE YEARS ENDED DECEMBER 31
 ($ thousands)                                                                2003             2002             2001
----------------------------------------------------------------------     -----------      -----------      -----------
RECONCILIATION OF NET INCOME TO NET CASH USED IN OPERATING ACTIVITIES:

   NET INCOME                                                              $    19,027      $     2,438      $        31

   ADJUSTMENTS TO RECONCILE NET INCOME TO
   NET CASH USED IN OPERATING ACTIVITIES

     Realized (gains) losses and provisions                                     (3,067)           2,151             (730)
     Due from reinsurers                                                           570           (3,414)          (2,816)
     Policyholder liabilities                                                     (238)           1,813            1,970
     Deferred acquisition costs capitalization                                 (46,641)         (40,488)         (41,137)
     Deferred acquisition costs amortization                                     9,081           12,336           10,597
     Deferred tax provision                                                      8,467              230             (325)
     Change in other assets and other liabilities                                2,342           (3,193)           3,589
     Other, net                                                                    498              903              367
                                                                           -----------      -----------      -----------
NET CASH USED IN OPERATING ACTIVITIES                                     $    (9,961)     $   (27,224)     $   (28,454)
                                                                           -----------      -----------      -----------

The accompanying notes are an integral part of these financial statements.

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2003
                            (IN THOUSANDS OF DOLLARS)

1.       ORGANIZATION

         The Manufacturers Life Insurance Company of New York (the "Company") is a stock life insurance company, which was organized on February 10, 1992 under the laws of the State of New York. The New York Insurance Department (the "Department") granted the Company a license to operate on July 22, 1992. Effective January 1, 2002, the Company became a wholly owned subsidiary of The Manufacturers Life Insurance Company (U.S.A.) ("ManUSA"). Prior to this, the Company was a wholly owned subsidiary of The Manufacturers Life Insurance Company of North America. ManUSA is an indirect wholly owned subsidiary of The Manufacturers Life Insurance Company ("MLI"). MLI in turn is a wholly owned subsidiary of Manulife Financial Corporation ("MFC"), a Canadian-based publicly traded company. MFC and its subsidiaries are known collectively as "Manulife Financial."

         The Company mainly offers and issues individual and group annuity contracts. More recently, it has begun to offer and issue more individual life insurance and group pension contracts. All of these contracts (collectively, the "contracts") are sold exclusively in the State of New York. Amounts invested in the fixed portion of the contracts are allocated to the general account or a non-insulated separate account of the Company. Amounts invested in the variable portion of the contracts are allocated to the separate accounts of the Company. Each of these separate accounts invest in either the shares of various portfolios of the Manufacturers Investment Trust ("MIT"), a no-load, open-end investment management company organized as a Massachusetts business trust, or in various portfolios of open-end investment management companies offered and managed by unaffiliated third parties.

         Manufacturers Securities Services, LLC ("MSS"), an affiliate of the Company, is the investment advisor to MIT. On October 1, 2002, ManUSA exchanged a 30% ownership interest in MSS for one common share of the Company. The end result is that the Company has a 40% ownership interest in MSS at December 31, 2003 that amounts to $800 and is accounted for using the equity method.

2.       SIGNIFICANT ACCOUNTING POLICIES

     a)  BASIS OF PRESENTATION

         The accompanying financial statements of the Company have been prepared in conformity with accounting principles generally accepted in the United States ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

     b)  INVESTMENTS

         The Company classifies all of its fixed-maturity securities as available-for-sale and records these securities at fair value. Realized gains and losses on sales of securities classified as available-for-sale are recognized in net income using the specific-identification method. A decline in the value of a specific security that is considered other-than-temporary results in a write-down of the cost basis of the security and a charge to income in the period of recognition. Temporary changes in the fair value of securities available-for-sale are reflected directly in accumulated other comprehensive income after adjustments for deferred acquisition costs and deferred taxes. The cost of fixed-maturity securities is adjusted for the amortization of premiums and accretion of discounts, which are calculated using the effective interest method. For the mortgage-backed securities included in the fixed-maturity securities, the Company recognizes amortization using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security. That adjustment is included in net investment income.

         Policy loans are reported at aggregate unpaid balances, which approximate fair value.

         Short-term investments, which include investments with maturities of less than one year and greater than 90 days as at the date of acquisition, are reported at amortized cost which approximates fair value.

     c)  CASH EQUIVALENTS

         The Company considers all liquid debt instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash equivalents are stated at cost plus accrued interest, which approximates fair value.

     d)  DEFERRED ACQUISITION COSTS ("DAC")

         Commissions and other expenses that vary with, and are primarily related to, the production of new business are deferred to the extent recoverable and included as an asset. Acquisition costs associated with annuity contracts and investment pension contracts are being amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins. The amortization is adjusted retrospectively when estimates of current or future gross profits are revised. DAC associated with traditional non-participating individual insurance contracts is amortized over the premium-paying period of the related policies. Assuming the unrealized gains or losses on securities had been realized at year-end, DAC is adjusted for the impact on estimated future gross profits. The impact of any such adjustments is included in net unrealized gains (losses) in accumulated other comprehensive income. DAC is reviewed annually to determine recoverability from future income and, if not recoverable, is immediately expensed.

     e)  POLICYHOLDER LIABILITIES AND ACCRUALS

         For variable annuity and variable life contracts, universal life insurance contracts, and investment contracts with no substantial mortality or morbidity risk, policyholder liabilities equal the policyholder account values. Account values are increased for deposits received and interest credited and are reduced by withdrawals, mortality charges, and administrative expenses charged to the policyholders. For traditional non-participating life insurance policies, policyholder liabilities are computed using the net level premium method and are based upon estimates as to future mortality, persistency, maintenance expenses, and interest rate yields that are applicable in the year of issue. The assumptions include a provision for adverse deviation.

     f)  SEPARATE ACCOUNTS

         Separate account assets and liabilities represent funds that are separately administered, principally for investment contracts related to variable annuity and variable life contracts as well as for group pension business, and for which the contract holder, rather than the Company, bears the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company. Separate account assets are recorded at market value. Operations of the separate accounts are not included in the accompanying financial statements. However, fees charged on separate account policyholder funds are included in revenue of the Company.

     g)  REVENUE RECOGNITION

         Fee income from separate accounts, annuity contracts and investment pension contracts consists of charges for mortality, expenses, surrender and administration charges that have been assessed against the policyholder account balances. Premiums on traditional non-participating life insurance policies are recognized as revenue when due. Investment income is recorded on the accrual basis of accounting and is adjusted for any amortization of premiums or discounts, where applicable.

     h)  POLICYHOLDER BENEFITS AND CLAIMS

         Benefits for variable annuity and variable life contracts, for universal life insurance contracts and for investment pension contracts include interest credited to policyholder account balances and benefit claims incurred during the period in excess of policyholder account balances.

     i)  INCOME TAXES

         Income taxes have been provided using the liability method in accordance with Statement of Financial Accounting Standards 109 ("SFAS 109"), "Accounting for Income Taxes." Under this method, deferred tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that likely will be in effect when the differences are expected to reverse. The measurement of the deferred tax asset is reduced by a valuation allowance if, based upon the available evidence, it is more likely than not that some or all of the deferred tax asset will not be realized.

     j)  NEWLY ISSUED ACCOUNTING STATEMENTS

         In July 2003, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued Statement of Position 03-1 "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP03-1). SOP03-1 provides guidance on a number of topics including separate account presentation, interests in separate accounts, gains and losses on the transfer of assets from the general account to a separate account, liability valuation, returns based on a contractually referenced pool of assets or index, accounting for contracts that contain death or other insurance benefit features, accounting for reinsurance and other similar contracts, accounting for annuitization guarantees, and sales inducements to contract holders. SOP03-1 will be effective for the Company's financial statements on January 1, 2004. The Company is currently evaluating the impact of adopting SOP03-1 on its financial statements.

3.       INVESTMENTS AND INVESTMENT INCOME

     a)  FIXED-MATURITY SECURITIES

         At December 31, 2003 and 2002, all fixed-maturity securities have been classified as available-for-sale and reported at fair value. The amortized cost and fair value are summarized as follows:

                                                                GROSS                    GROSS
                                                              UNREALIZED               UNREALIZED
AS AT DECEMBER 31                  AMORTIZED COST               GAINS                    LOSSES                  FAIR VALUE
($ thousands)                     2003        2002         2003        2002         2003         2002          2003         2002
--------------------------     ----------  ----------   ----------  ----------   ----------   ----------    ----------   ----------
U.S. government                $   21,688  $   36,596   $      653  $    2,766   $     (202)  $       --    $   22,139   $   39,362
Corporate securities              110,931      79,723        4,566       4,975         (217)        (811)      115,280       83,887
Mortgage-backed securities          1,523       2,558           46         218           --           --         1,569        2,776
Foreign governments                14,028       6,011          182         285           (4)          --        14,206        6,296
                               ----------  ----------   ----------  ----------   ----------   ----------    ----------   ----------
TOTAL FIXED-MATURITY
 SECURITIES                    $  148,170  $  124,888   $    5,447  $    8,244   $     (423)  $     (811)   $  153,194   $  132,321
                               ==========  ==========   ==========  ==========   ==========   ==========    ==========   ==========

         Proceeds from sales of fixed-maturity securities during 2003 were $67,912 (2002 $20,469; 2001 $97,631). Gross gains of $3,470 and gross losses of $452 were realized on those sales (gross gains and losses were $483 and $202 for 2002 and $871 and $222 for 2001, respectively).

         The Company has a process in place to identify securities that could potentially have an impairment that is other than temporary. The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances include (1) the length of time the fair value has been below cost; (2) the financial position of the issuer; (3) the Company's ability and intent to hold the security to maturity or until it recovers. To the extent the Company determines that a security is deemed to be other-than-temporarily impaired, the difference between book value and market value would be charged to operations.

         At December 31, 2003, there are 26 debt securities that have a gross unrealized loss of $423. These securities have a fair value of $57,059 at December 31, 2003. The amount of unrealized losses related to debt securities in an unrealized loss position for greater than twelve months was $87 on two securities with a fair value of $8,000 at December 31, 2003. The Company has the ability and intent to hold these debt securities until they recover or mature.

     a)  FIXED-MATURITY SECURITIES (CONTINUED)

         The contractual maturities of fixed-maturity securities at December 31, 2003 are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties. Also, corporate requirements and investment strategies may result in the sale of investments before maturity.

($ thousands)                         AMORTIZED COST        FAIR VALUE
---------------------------------     --------------     --------------
FIXED-MATURITY SECURITIES
   One year or less                   $       54,382     $       55,839
   Greater than 1; up to 5 years              64,987             67,456
   Greater than 5; up to 10 years             17,174             17,797
   Due after 10 years                         10,104             10,533
   Mortgage-backed securities                  1,523              1,569
                                      --------------     --------------
TOTAL FIXED-MATURITY SECURITIES       $      148,170     $      153,194
                                      ==============     ==============

         Fixed-maturity securities with a fair value of $462 and $479 at December 31, 2003 and 2002, respectively, were on deposit with or in custody accounts on behalf of the Department to satisfy regulatory requirements.

      b) INVESTMENT INCOME

         Income by type of investment was as follows:

FOR THE YEARS ENDED DECEMBER 31
($ thousands)                     2003              2002              2001
-------------------------     ------------      ------------      ------------
Fixed-maturity securities     $      6,100      $      5,863      $      6,305
Other invested assets               30,124            11,493             9,864
Short-term investments               3,046             3,860             4,415
                              ------------      ------------      ------------
Gross investment income             39,270            21,216            20,584
                              ------------      ------------      ------------
Investment expenses                   (297)             (196)             (169)
                              ------------      ------------      ------------
NET INVESTMENT INCOME         $     38,973      $     21,020      $     20,415
                              ============      ============      ============

         The Company includes income earned from its investment in MSS in the other invested assets category. Income earned from the Company's investment in MSS was $29,471, $11,102, and $9,629 for the years ended December 31, 2003, 2002, and 2001, respectively.

4.       COMPREHENSIVE INCOME

         Total comprehensive income was as follows:

FOR THE YEARS ENDED DECEMBER 31
($ thousands)                                      2003            2002              2001
------------------------------------------     -----------      -----------      -----------
NET INCOME                                     $    19,027      $     2,438      $        31
                                               -----------      -----------      -----------
OTHER COMPREHENSIVE INCOME, NET OF TAX:
  Unrealized holding gains arising during
  the year                                           1,854              939            1,339
  Less:
  Reclassification adjustment for realized
  (losses) gains included in net income              1,994           (1,398)             475
                                               -----------      -----------      -----------
Other comprehensive income                            (140)           2,337              864
                                               -----------      -----------      -----------
COMPREHENSIVE INCOME                           $    18,887      $     4,775      $       895
                                               ===========      ===========      ===========

         Other comprehensive income is reported net of income tax (benefit) expense of ($75), $1,259, and $202 for 2003, 2002 and 2001, respectively.

5.       DEFERRED ACQUISITION COSTS

         The components of the change in DAC were as follows:


FOR THE YEARS ENDED DECEMBER 31
($ thousands)                                2003             2002             2001
-------------------------------------     -----------      -----------      -----------
Balance at January 1                      $   115,163      $    88,825      $    59,605
Capitalization                                 46,641           40,488           41,137
Amortization                                   (9,081)         (12,336)         (10,597)
Effect of net unrealized gains
     on securities available-for-sale           2,689           (1,814)          (1,320)
                                          -----------      -----------      -----------
BALANCE AT DECEMBER 31                    $   155,412      $   115,163      $    88,825
                                          ===========      ===========      ===========

6.       INCOME TAXES

         The components of income tax expense (benefit) were as follows:


FOR  THE YEARS ENDED DECEMBER 31
($ thousands)                            2003            2002              2001
--------------------------------      -----------     -----------      -----------
Current expense (benefit)             $       220     $       (62)     $      (275)
Deferred expense (benefit)                  8,804             230             (325)
                                      -----------     -----------      -----------
TOTAL EXPENSE (BENEFIT)               $     9,024     $       168      $      (600)
                                      ===========     ===========      ===========

         Total expenses differ from the statutory rate due principally to the dividends received deduction. The tax benefit resulting from the dividends received deduction was $800, $759, and $420 for the years ended December 31, 2003, 2002 and 2001, respectively.

         Components of the Company's net deferred tax liability are as follows:

AS AT DECEMBER 31
($ thousands)                                                2003              2002
----------------------------------------------------     ------------      ------------
DEFERRED TAX ASSETS:
   Reserves                                              $      7,236      $      5,822
   Net operating loss carryforwards                            13,741            17,700
   Investments                                                    881               881
                                                         ------------      ------------
Net deferred tax assets                                        21,858            24,403
                                                         ------------      ------------
DEFERRED TAX LIABILITIES:
   Deferred acquisition costs                                 (32,514)          (26,471)
   Unrealized gains on securities available-for-sale           (1,373)           (1,449)
   Other                                                       (3,860)           (3,981)
                                                         ------------      ------------
Total deferred tax liabilities                                (37,747)          (31,901)
                                                         ------------      ------------
NET DEFERRED TAX LIABILITY                               $    (15,889)     $     (7,498)
                                                         ============      ============

         For 2003, the Company will file a separate federal and State of New York return. Prior to 2002, the Company filed a consolidated tax return with the Manufacturers Life Insurance Company of North America. A tax sharing agreement set forth the manner in which each company's provision (benefit) was computed as if it filed a separate tax return. The tax charge to each of the respective companies was not more than that company would have paid on a separate return basis.

         The Company paid an installment of $153 for 2003. For 2002, the Company received a refund of $1,009. For 2001, there was neither a refund nor a payment made in regards to income taxes.

         At December 31, 2003, the Company has operating loss carryforwards of $39,261 that begin to expire in 2015. The Company believes that it will realize the full benefit of its deferred tax assets.

7.       SHAREHOLDER'S EQUITY

         The Company has one class of common stock:

AS AT DECEMBER 31
($ thousands)                                    2003           2002
-----------------------------------------     ----------     ----------
AUTHORIZED:
    3,000,000 Common shares, par value $1             --             --
ISSUED AND OUTSTANDING:
    2,000,001 Common shares                   $    2,000     $    2,000
                                              ==========     ==========

         By a certificate of amendment dated September 19, 2002 and approved by the New York Superintendent of Insurance on September 23, 2002, the Company amended its charter to increase the number of authorized shares of capital stock from 2 million at one dollar par value to 3 million at one dollar par value.

         On July 31, 2002 and by resolution of the Executive Committee of ManUSA's Board of Directors dated July 25, 2002, ManUSA contributed $40,000 in capital to the Company.

         The maximum amount of dividends that may be paid by life insurance companies without prior approval of the New York Insurance Commissioner is subject to restrictions relating to statutory surplus and net statutory gain from operations. The aggregate statutory capital and surplus of the Company at December 31, 2003 was $52,155 (2002, $51,678). The aggregate statutory net income of the Company for the year ended 2003 was $2,401 (net loss for 2002, $25,919; 2001, $25,602, respectively). State regulatory authorities prescribe statutory accounting practices that differ in certain respects from GAAP followed by stock life insurance companies in the United States. The significant differences relate to investments, deferred acquisition costs, deferred income taxes, non-admitted asset balances, and reserves. NAIC statutory reserving guidelines and/or interpretations of those guidelines may change in the future. Such changes may require the Company to modify, perhaps materially, its statutory-based reserves for variable annuity contracts.

8.       REINSURANCE

         At December 31, 2003, the Company had treaties with eighteen reinsurers, sixteen unaffiliated and two affiliated. The per policy life risk retained by the Company is 10% of policy, up to a maximum of $100. The Company remains liable for amounts ceded in the event that reinsurers do not meet their obligations. In 2003, there were five recoveries accrued under these agreements totaling a recovery of $945 on $1,359 of death claims; of which a recovery of $824 on a $1,000 death claim relates to an affiliated reinsurer.

         At December 31, 2003, the Company had deferred stop loss reinsurance agreements with two unaffiliated reinsurers to cover a portion of the risk associated with variable annuity minimum death benefit guarantee claims. The Company paid $1,541 and $1,095 in reinsurance premiums for the years ended December 31, 2003 and 2002, respectively. The agreements have a term of fifteen years, at the end of which a settlement will be made. The Company has accounted for these agreements using the deposit method.

         Reinsurance premiums and benefits paid or provided are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

9.       RELATED PARTY TRANSACTIONS

         The Company utilizes various services provided by MLI and its affiliates. Such services include legal, personnel, marketing, investment accounting, and other corporate services. Pursuant to an administrative services agreement effective for 2001 and beyond, all intercompany services, except for investment services, are billed through ManUSA to the Company. Prior to 2001, such services were billed directly by MLI. Pursuant to an investment services agreement, all investment services are billed directly by MLI to the Company. For the years ended December 31, 2003, 2002, and 2001, the Company was billed administrative and investment service expenses of $21,860, $18,380 and $17,857, respectively, from the MLI group of affiliated companies. At December 31, 2003 and 2002, the Company had a net liability to the MLI group of affiliated companies of $4,246 and $3,296, respectively, for services provided.

         Effective January 1, 2002, Manulife Financial Services, LLC, a wholly owned subsidiary of ManUSA, became the exclusive distributor of all contracts issued by the Company. Prior to 2002, MSS was the exclusive distributor. For the years ended December 31, 2003, 2002, and 2001, the Company was billed underwriting commissions of $38,351, $27,615, and $31,981 respectively. The Company had a net liability for services provided of $844 and $452 at December 31, 2003 and 2002, respectively. In addition, the Company had a receivable from MSS relating to distributions of $2,940 and $1,900, which were included in accrued investment income at December 31, 2003 and 2002, respectively.

10.      EMPLOYEE BENEFITS

     a)  RETIREMENT PLAN

         The Company participates in a non-contributory pension plan entitled "The Manulife Financial U.S. Cash Balance Plan" (the "Plan"), which is sponsored by the Company's parent ManUSA. Effective January 1, 2002, Manulife Wood Logan employees commenced earning a benefit under the Plan. Effective July 1, 2002, the Wood Logan Associates, Inc. Pension Plan, which was frozen as of December 31, 2001, was merged into the Plan.

         The Plan provides benefits to participants who have three years of vesting service with the Company. Such benefits are a function of the length of service with the Company as well as the final average earnings of the plan participant. The normal form of payment under the Plan is a life annuity, payable at the normal retirement age of 65, and is actuarially equivalent to the cash balance account. Various optional forms of payment are available, including a lump sum. Early retirement benefits are actuarially equivalent to the cash balance account, but are subsidized for plan participants who were age 45 with 5 or more years vesting service with the Company as at July 1, 1998 and who terminate employment after attaining age 50 and have completed 10 years of service.

         Cash balance accounts are credited annually with contribution credits and semi-annually with interest credits. Future contribution credits under the Plan vary based on service. Interest credits are a function of the 1-year U.S. Treasury Constant Maturity yields plus 0.25%, but no less than 5.25% per year.

         Actuarial valuations of projected plan benefit obligations are based on projected salaries, an assumed discount rate, best estimates of investment yields on plan assets, mortality of plan participants, employee termination, and ages at retirement. Pension costs that relate to current service are funded as they accrue and are accounted for by the plan sponsor in the current period. Vested benefits are fully funded. Experience gains and losses outside of a corridor are amortized into the income of the sponsor over the estimated average remaining service lives of the plan participants. No contributions were made during the current or prior year because the Plan was subject to the full funding limitation under the Internal Revenue Code.

         At December 31, 2003, the projected and accumulated benefit obligation to the participants of the Plan was $76,403 (2002, $66,489), and $67,247 (2002, $61,277), respectively, which was based on an assumed interest rate of 6.00% (2002, 6.75%). The fair value of the Plan assets totaled $70,643 (2002, $60,556).

     b)  401(k) PLAN

         The Company participates in a defined contribution 401(k) Savings Plan sponsored by ManUSA. This plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA). The costs associated with the Plan were charged to the Company and were not material.

     c)  POSTRETIREMENT BENEFIT PLAN

         In addition to the above plans, the Company participates in a postretirement benefit plan that is sponsored by ManUSA. This plan provides retiree medical and life insurance benefits to those who have attained age 50 and have 10 or more years of service with the Company. It provides the medical coverage for retirees and spouses under age 65. When the retirees or the covered spouses reach age 65, Medicare provides primary coverage and this plan provides secondary coverage. This plan is contributory with the amount of contribution based on the service of the employees as at the time of retirement. This plan provides the retiree with a life insurance benefit of 100% of the salary just prior to retirement, with a maximum of $150. The amount is reduced to 65% on the first of January following retirement, and is further reduced to 30% at age 70.

         The postretirement benefit cost, which includes the expected cost of postretirement benefits for newly eligible employees and for vested employees, interest cost, and gains/losses arising from differences between actuarial assumptions and actual experience, is accounted for by the plan sponsor ManUSA. This plan is unfunded.

         Retirees who retired prior to July 1, 2001, or active participants who had attained age 50 and had completed 10 years of service with the Company as of July 1, 2001, were grandfathered and can elect to benefit from either the current plan or the prior plan at retirement.

11.      FAIR VALUE OF FINANCIAL INSTRUMENTS

         The carrying values and estimated fair values of the Company's financial instruments at December 31 were as follows:

                                             2003                          2002
                                 ---------------------------     ---------------------------
                                   CARRYING         FAIR          CARRYING          FAIR
                                    VALUE           VALUE           VALUE           VALUE
                                 -----------     -----------     -----------     -----------
Assets:
Fixed-maturity securities        $   153,194     $   153,194     $   132,321     $   132,321
Policy loans                          11,109          11,109           7,326           7,326
Short-term investments               205,970         205,970         179,949         179,949
Cash                                  18,994          18,994              --              --
Separate account assets            2,144,890       2,144,890       1,284,313       1,284,313

Liabilities:
Policyholder liabilities and
  accruals                       $   375,934     $   357,787     $   292,232     $   274,106
Cash overdraft                            --              --           1,676           1,676
Separate account liabilities       2,144,890       2,144,890       1,284,313       1,284,313

         The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments:

         Fixed-Maturity Securities: Fair values for fixed-maturity securities are obtained from an independent pricing service.

         Policy Loans: Carrying values approximate fair values.

         Short-Term Investments and Cash: Carrying values approximate fair values.

         Separate Account Assets and Liabilities: The carrying values in the balance sheet for separate account assets and liabilities approximate their fair values.

         Policyholder Liabilities and Accruals: Fair values of the Company's liabilities under contracts not involving significant mortality risk are estimated to be the net cash surrender value or the cost the Company would incur to extinguish the liability.

12.      LEASES

         The Company leases office space under various operating lease agreements, which will expire between 2004 and 2005. For the years ended December 31, 2003, 2002 and 2001, the Company incurred rent expense of $244, $282 and $311, respectively.

         The minimum lease payments associated with the office space under the operating lease agreements are as follows:

YEAR ENDED              MINIMUM LEASE PAYMENTS
----------              ----------------------
    2004                         $184
    2005                          110
                                 ----

TOTAL                            $294
                                 ====

13.      CAPITAL MAINTENANCE AGREEMENT

         Pursuant to a capital maintenance agreement and subject to regulatory approval, MLI has agreed to maintain the Company's statutory capital and surplus at a specified level and to ensure that sufficient funds are available for the timely payment of contractual obligations.

14.      CONTINGENCIES

         The Company is subject to various lawsuits that have arisen in the course of its business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the financial position of the Company.

AUDITED FINANCIAL STATEMENTS

The Manufacturers Life Insurance Company of New York Separate Account A

Years ended December 31, 2003 and 2002

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                          Audited Financial Statements

                     Years ended December 31, 2003 and 2002

                                    CONTENTS

Report of Independent Auditors............................................................................   1

Audited Financial Statements

Statement of Assets and Contract Owners' Equity...........................................................   4
Statements of Operations and Changes in Contract Owners' Equity...........................................   9
Notes to Financial Statements.............................................................................  82

                         Report of Independent Auditors

To the Contract Owners of
The Manufacturers Life Insurance Company of
   New York Separate Account A

We have audited the accompanying statement of assets and contract owners' equity of The Manufacturers Life Insurance Company of New York Separate Account A (the Account, comprising, respectively, the Strategic Opportunities--Class A, Strategic Opportunities--Class B, Investment Quality Bond--Class A, Investment Quality Bond--Class B, Growth & Income--Class A, Growth & Income--Class B, Blue Chip Growth--Class A, Blue Chip Growth--Class B, Money Market--Class A, Money Market--Class B, Global Equity--Class A, Global Equity--Class B, Global Bond--Class A, Global Bond--Class B, U.S. Government Securities--Class A, U.S. Government Securities--Class B, Diversified Bond--Class A, Diversified Bond--Class B, Income & Value--Class A, Income & Value--Class B, Large Cap Growth--Class A, Large Cap Growth--Class B, Equity-Income--Class A, Equity-Income--Class B, Strategic Bond--Class A, Strategic Bond--Class B, Overseas--Class A, Overseas--Class B, All Cap Core--Class A, All Cap Core--Class B, All Cap Growth--Class A, All Cap Growth--Class B, International Small Cap--Class A, International Small Cap--Class B, Pacific Rim Emerging Markets--Class A, Pacific Rim Emerging Markets--Class B, Science & Technology--Class A, Science & Technology--Class B, Emerging Small Company--Class A, Emerging Small Company--Class B, Aggressive Growth--Class A, Aggressive Growth--Class B, International Stock--Class A, International Stock--Class B, Quantitative Equity--Class A, Quantitative Equity--Class B, Value--Class A, Value--Class B, Real Estate Securities--Class A, Real Estate Securities--Class B, Balanced--Class A, Balanced--Class B, High Yield--Class A, High Yield--Class B, Lifestyle Aggressive 1000--Class A, Lifestyle Aggressive 1000--Class B, Lifestyle Growth 820--Class A, Lifestyle Growth 820--Class B, Lifestyle Balanced 640--Class A, Lifestyle Balanced 640--Class B, Lifestyle Moderate 460--Class A, Lifestyle Moderate 460--Class B, Lifestyle Conservative 280--Class A, Lifestyle Conservative 280--Class B, Small Company Value--Class A, Small Company Value--Class B, International Value--Class A, International Value--Class B, Small Company Blend--Class A, Small Company Blend--Class B, Total Return--Class A, Total Return--Class B, U.S. Large Cap--Class A, U.S. Large Cap--Class B, Mid Cap Stock--Class A, Mid Cap Stock--Class B, Global Allocation--Class A, Global Allocation--Class B, Dynamic Growth--Class A, Dynamic Growth--Class B, Internet Technologies--Class A, Internet Technologies--Class B, International Index--Class A, International Index--Class B, Total Stock Market Index--Class A, Total Stock Market Index--Class B, 500 Index--Class A, 500 Index--Class B, Mid Cap Index--Class A, Mid Cap Index--Class B, Small Cap Index--Class A, Small Cap Index--Class B, Capital Appreciation--Class A, Capital Appreciation--Class B, Telecommunications--Class A, Telecommunications--Class B, Health Sciences--Class A, Health Sciences--Class B, Mid Cap Growth--Class A, Mid Cap Growth--Class B, Mid Cap Opportunities--Class A, Mid Cap Opportunities--Class B, Financial Services--Class A, Financial Services--Class B, Quantitative Mid Cap--Class A, Quantitative Mid Cap--Class B, Strategic Growth--Class A, Strategic

Growth--Class B, All Cap Value--Class A, All Cap Value--Class B, Strategic Value--Class A, Strategic Value--Class B, Utilities--Class A, Utilities--Class B, Mid Cap Value--Class A, Mid Cap Value--Class B, Fundamental Value--Class A, Fundamental Value--Class B, Emerging Growth--Class B, Natural Resources--Class B, Mid Cap Core--Class B, Quantitative All Cap--Class B, Large Cap Value--Class B, Small Cap Opportunities--Class B, Special Value--Class B, Real Return Bond--Class B, American International--Class B, American Growth--Class B, American Blue-Chip Income & Growth--Class B, American Growth-Income--Class B, Scudder 21st Century Growth--Class B, Scudder Capital Growth--Class B, Scudder Global Discovery--Class B, Scudder Growth & Income--Class B, Scudder Health Sciences--Class B, Scudder International--Class B, Scudder Aggressive Growth--Class B, Scudder Blue Chip--Class B, Scudder Contarian Value--Class B, Scudder Global Blue Chip--Class B, Scudder Government Securities--Class B, Scudder Growth--Class B, Scudder High Income--Class B, Scudder International Select Equity--Class B, Scudder Fixed Income--Class B, Scudder Money Market--Class B, Scudder Small Cap Growth--Class B, Scudder Technology Growth--Class B, Scudder Total Return--Class B, Scudder Davis Venture Value--Class B, Scudder Dreman Financial Services--Class B, Scudder Dreman High Return Equity--Class B, Scudder Dreman Small Cap Value--Class B, Scudder Eagle Focused Large Cap Growth--Class B, Scudder Focus Value & Growth--Class B, Scudder Index 500--Class B, Scudder Invesco Dynamic Growth--Class B, Scudder Janus Growth & Income--Class B, Scudder Janus Growth Opportunities--Class B, Scudder MFS Strategic Value--Class B, Scudder Oak Strategic Equity--Class B, Scudder Turner Mid Cap Growth--Class B, Scudder Real Estate--Class B, Scudder Strategic Income--Class B, Alger American Balanced--Class B, Alger American Leveraged All Cap--Class B, Credit Suisse Emerging Markets--Class B, Credit Suisse Global Post Venture Capital--Class B, Dreyfus Socially Responsible Growth Fund--Class B, Dreyfus IP Midcap Stock--Class B and Invesco Utilities--Class B sub-accounts) as of December 31, 2003, and the related statements of operations and changes in contract owners' equity for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodians and/or investment advisors. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the sub-accounts of The Manufacturers Life Insurance Company of New York Separate Account A at December 31, 2003, and the results of their operations and changes in their contract owners' equity for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States.

                                                             [ERNST & YOUNG LLP]

Hartford, Connecticut
March 22, 2004

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                 Statement of Assets and Contract Owners' Equity

                                December 31, 2003

ASSETS
   Investments at market value:
     Sub-accounts held by Manufacturers Investment Trust:
       Strategic Opportunities Portfolio--Class A-- 3,605,190 shares (cost $58,037,914)                      $ 35,114,546
       Strategic Opportunities Portfolio--Class B-- 133,096 shares (cost $1,148,025)                            1,292,365
       Investment Quality Bond Portfolio--Class A-- 1,557,230 shares (cost $18,447,953)                        19,589,950
       Investment Quality Bond Portfolio--Class B-- 522,864 shares (cost $6,437,794)                            6,561,941
       Growth & Income Portfolio--Class A-- 4,834,894 shares (cost $130,177,437)                              105,352,339
       Growth & Income Portfolio--Class B-- 564,851 shares (cost $10,370,245)                                  12,268,573
       Blue Chip Growth Portfolio--Class A-- 4,135,508 shares (cost $75,047,476)                               64,017,666
       Blue Chip Growth Portfolio--Class B-- 581,671 shares (cost $7,571,281)                                   8,975,191
       Money Market Portfolio--Class A-- 4,023,660 shares (cost $40,236,605)                                   40,236,605
       Money Market Portfolio--Class B-- 1,924,495 shares (cost $19,244,952)                                   19,244,952
       Global Equity Portfolio--Class A-- 1,982,607 shares (cost $31,657,875)                                  25,991,982
       Global Equity Portfolio--Class B-- 82,900 shares (cost $929,623)                                         1,083,508
       Global Bond Portfolio--Class A-- 507,814 shares (cost $6,765,704)                                        7,789,870
       Global Bond Portfolio--Class B-- 337,472 shares (cost $4,818,222)                                        5,159,954
       U.S. Government Securities Portfolio--Class A-- 2,477,297 shares (cost $34,384,276)                     34,706,928
       U.S. Government Securities Portfolio--Class B-- 1,165,124 shares (cost $16,239,537)                     16,276,783
       Diversified Bond Portfolio--Class A-- 1,346,240 shares (cost $14,042,936)                               14,620,167
       Diversified Bond Portfolio--Class B-- 475,626 shares (cost $5,108,700)                                   5,155,780
       Income & Value Portfolio--Class A-- 2,179,232 shares (cost $23,312,159)                                 22,555,046
       Income & Value Portfolio--Class B-- 543,540 shares (cost $4,902,050)                                     5,603,896
       Large Cap Growth Portfolio--Class A-- 2,133,438 shares (cost $22,858,736)                               20,288,998
       Large Cap Growth Portfolio--Class B-- 1,035,157 shares (cost $8,338,465)                                 9,813,285
       Equity-Income Portfolio--Class A-- 4,779,883 shares (cost $72,536,937)                                  72,749,822
       Equity-Income Portfolio--Class B-- 1,063,902 shares (cost $13,792,117)                                  16,139,401
       Strategic Bond Portfolio--Class A-- 2,021,763 shares (cost $21,635,419)                                 23,715,277
       Strategic Bond Portfolio--Class B-- 490,944 shares (cost $5,500,495)                                     5,739,131
       Overseas Portfolio--Class A-- 1,327,083 shares (cost $12,564,533)                                       12,700,188
       Overseas Portfolio--Class B-- 159,654 shares (cost $1,239,627)                                           1,524,692
       All Cap Core Portfolio--Class A-- 977,313 shares (cost $18,756,712)                                     13,408,729
       All Cap Core Portfolio--Class B-- 39,213 shares (cost $458,508)                                            536,830
       All Cap Growth Portfolio--Class A-- 1,803,793 shares (cost $33,027,753)                                 25,992,661
       All Cap Growth Portfolio--Class B-- 283,881 shares (cost $3,485,049)                                     4,079,370
       International Small Cap Portfolio--Class A-- 494,769 shares (cost $6,239,240)                            7,213,726
       International Small Cap Portfolio--Class B-- 132,660 shares (cost $1,639,348)                            1,931,533
       Pacific Rim Emerging Markets Portfolio--Class A-- 298,246 shares (cost $2,148,896)                       2,433,688
       Pacific Rim Emerging Markets Portfolio--Class B-- 151,841 shares (cost $1,111,779)                       1,235,984
       Science & Technology Portfolio--Class A-- 2,096,598 shares (cost $41,592,005)                           23,964,120
       Science & Technology Portfolio--Class B-- 460,674 shares (cost $4,478,716)                               5,260,900
       Emerging Small Company Portfolio--Class A-- 311,988 shares (cost $8,973,859)                             8,043,045
       Emerging Small Company Portfolio--Class B-- 113,569 shares (cost $2,414,752)                             2,921,006
       Aggressive Growth Portfolio--Class A--1,052,307 shares (cost $13,952,109)                               13,974,640
       Aggressive Growth Portfolio--Class B-- 271,319 shares (cost $3,117,055)                                  3,594,977

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

           Statement of Assets and Contract Owners' Equity (continued)

ASSETS (CONTINUED)
       International Stock Portfolio--Class A-- 458,217 shares (cost $4,562,496)                               $   4,440,119
       International Stock Portfolio--Class B-- 90,348 shares (cost $711,662)                                        874,569
       Quantitative Equity Portfolio--Class A-- 406,110 shares (cost $7,479,740)                                   6,172,877
       Quantitative Equity Portfolio--Class B-- 23,355 shares (cost $299,715)                                        353,828
       Value Portfolio--Class A-- 754,160 shares (cost $11,975,610)                                               12,888,596
       Value Portfolio--Class B-- 95,176 shares (cost $1,306,892)                                                  1,621,807
       Real Estate Securities Portfolio--Class A-- 391,794 shares (cost $6,601,830)                                8,168,909
       Real Estate Securities Portfolio--Class B-- 247,667 shares (cost $4,200,171)                                5,149,003
       Balanced Portfolio--Class A-- 351,260 shares (cost $4,559,078)                                              4,443,443
       Balanced Portfolio--Class B--73,809 shares (cost $856,613)                                                    930,737
       High Yield Portfolio--Class A-- 1,817,273 shares (cost $16,547,089)                                        18,081,871
       High Yield Portfolio--Class B-- 1,355,830 shares (cost $12,655,972)                                        13,436,271
       Lifestyle Aggressive 1000 Portfolio--Class A-- 477,203 shares (cost $5,106,070)                             5,215,830
       Lifestyle Aggressive 1000 Portfolio--Class B-- 2,211,068 shares (cost $21,051,350)                         24,166,972
       Lifestyle Growth 820 Portfolio--Class A-- 2,520,090 shares (cost $29,551,425)                              29,888,266
       Lifestyle Growth 820 Portfolio--Class B-- 4,009,167 shares (cost $41,073,815)                              47,508,632
       Lifestyle Balanced 640 Portfolio--Class A-- 3,927,603 shares (cost $46,523,099)                            48,820,104
       Lifestyle Balanced 640 Portfolio--Class B-- 5,313,718 shares (cost $58,481,640)                            66,049,509
       Lifestyle Moderate 460 Portfolio--Class A-- 2,050,669 shares (cost $24,702,003)                            26,228,051
       Lifestyle Moderate 460 Portfolio--Class B-- 2,112,806 shares (cost $24,970,514)                            27,022,789
       Lifestyle Conservative 280 Portfolio--Class A-- 1,398,145 shares (cost $17,682,306)                        19,070,694
       Lifestyle Conservative 280 Portfolio--Class B-- 1,465,007 shares (cost $18,982,847)                        19,982,698
       Small Company Value Portfolio--Class A-- 747,148 shares (cost $10,652,238)                                 12,806,114
       Small Company Value Portfolio--Class B-- 661,034 shares (cost $9,408,503)                                  11,303,684
       International Value Portfolio--Class A-- 434,788 shares (cost $4,401,246)                                   5,360,940
       International Value Portfolio--Class B-- 624,459 shares (cost $5,868,617)                                   7,674,605
       Small Company Blend Portfolio--Class A-- 459,997 shares (cost $4,729,929)                                   5,243,964
       Small Company Blend Portfolio--Class B-- 352,461 shares (cost $3,233,449)                                   4,011,004
       Total Return Portfolio--Class A-- 3,295,685 shares (cost $45,934,420)                                      46,831,681
       Total Return Portfolio--Class B-- 2,352,711 shares (cost $33,225,006)                                      33,337,919
       U.S. Large Cap Portfolio--Class A-- 1,112,706 shares (cost $13,169,775)                                    14,287,142
       U.S. Large Cap Portfolio--Class B-- 833,471 shares (cost $8,572,645)                                       10,660,089
       Mid Cap Stock Portfolio--Class A-- 665,348 shares (cost $6,705,678)                                         7,897,684
       Mid Cap Stock Portfolio--Class B-- 588,465 shares (cost $5,991,455)                                         6,967,426
       Global Allocation Portfolio--Class A-- 381,520 shares (cost $3,811,014)                                     3,700,746
       Global Allocation Portfolio--Class B-- 164,360 shares (cost $1,368,046)                                     1,591,007
       Dynamic Growth Portfolio--Class A-- 1,351,454 shares (cost $5,949,808)                                      5,946,398
       Dynamic Growth Portfolio--Class B-- 733,328 shares (cost $2,718,956)                                        3,219,309
       International Index Portfolio--Class A-- 98,291 shares (cost $782,698)                                        892,483
       International Index Portfolio--Class B-- 123,552 shares (cost $950,664)                                     1,121,854
       Total Stock Market Index Portfolio--Class A-- 171,997 shares (cost $1,483,440)                              1,713,087
       Total Stock Market Index Portfolio--Class B-- 417,861 shares (cost $3,722,450)                              4,149,359
       500 Index Portfolio--Class A-- 1,052,557 shares (cost $8,558,778)                                          10,136,124
       500 Index Portfolio--Class B-- 1,298,518 shares (cost $10,777,483)                                         12,452,785

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

           Statement of Assets and Contract Owners' Equity (continued)

ASSETS (CONTINUED)
       Mid Cap Index Portfolio--Class A-- 142,380 shares (cost $1,712,239)                                     $   2,073,056
       Mid Cap Index Portfolio--Class B-- 257,227 shares (cost $3,159,174)                                         3,734,931
       Small Cap Index Portfolio--Class A-- 138,710 shares (cost $1,618,522)                                       1,775,486
       Small Cap Index Portfolio--Class B-- 271,836 shares (cost $3,178,975)                                       3,468,629
       Capital Appreciation Portfolio--Class A-- 162,589 shares (cost $1,242,314)                                  1,307,213
       Capital Appreciation Portfolio--Class B-- 258,686 shares (cost $1,780,379)                                  2,074,659
       Health Sciences Portfolio--Class A-- 308,536 shares (cost $3,607,016)                                       4,131,295
       Health Sciences Portfolio--Class B-- 278,611 shares (cost $3,259,739)                                       3,722,245
       Financial Services Portfolio--Class A-- 227,865 shares (cost $2,495,054)                                    2,900,715
       Financial Services Portfolio--Class B-- 213,180 shares (cost $2,305,437)                                    2,705,259
       Quantitative Mid Cap Portfolio--Class A-- 42,627 shares (cost $378,091)                                       465,917
       Quantitative Mid Cap Portfolio--Class B-- 47,654 shares (cost $445,842)                                       519,431
       Strategic Growth Portfolio--Class A-- 196,866 shares (cost $1,825,696)                                      1,980,476
       Strategic Growth Portfolio--Class B-- 405,652 shares (cost $3,489,255)                                      4,072,745
       All Cap Value Portfolio--Class A-- 207,737 shares (cost $2,169,609)                                         2,613,330
       All Cap Value Portfolio--Class B-- 354,937 shares (cost $3,738,902)                                         4,450,912
       Strategic Value Portfolio--Class A-- 166,159 shares (cost $1,555,211)                                       1,666,570
       Strategic Value Portfolio--Class B-- 198,285 shares (cost $1,773,587)                                       1,982,849
       Utilities Portfolio--Class A-- 207,971 shares (cost $1,678,154)                                             1,961,163
       Utilities Portfolio--Class B-- 120,659 shares (cost $969,707)                                               1,132,987
       Mid Cap Value Portfolio--Class A-- 573,804 shares (cost $7,334,071)                                         8,406,223
       Mid Cap Value Portfolio--Class B-- 840,927 shares (cost $10,221,451)                                       12,294,350
       Fundamental Value Portfolio--Class A-- 687,376 shares (cost $7,556,874)                                     8,736,554
       Fundamental Value Portfolio--Class B-- 727,097 shares (cost $7,537,800)                                     9,219,586
       Emerging Growth Portfolio--Class B-- 23,032 shares (cost $363,154)                                            362,287
       Natural Resources Portfolio--Class B-- 81,428 shares (cost $1,256,335)                                      1,464,070
       Mid Cap Core Portfolio--Class B-- 137,553 shares (cost $1,944,956)                                          2,104,564
       Quantitative All Cap Portfolio--Class B-- 6,080 shares (cost $84,399)                                          91,501
       Large Cap Value Portfolio--Class B-- 27,992 shares (cost $426,815)                                            437,796
       Small Cap Opportunities Portfolio--Class B-- 39,005 shares (cost $597,351)                                    681,815
       Special Value Portfolio--Class B-- 7,022 shares (cost $104,493)                                               110,945
       Real Return Bond Portfolio--Class B-- 323,091 shares (cost $4,120,292)                                      4,232,489
       American International Portfolio--Class B-- 208,515 shares (cost $3,173,986)                                3,473,863
       American Growth Portfolio--Class B-- 871,737 shares (cost $12,464,858)                                     13,433,461
       American Blue-Chip Income & Growth Portfolio--Class B-- 521,951 shares (cost $7,349,948)                    8,058,925
       American Growth-Income Portfolio--Class B-- 602,982 shares (cost $8,618,498)                                9,364,312

     Sub-accounts held by Scudder Variable Series Trust:
       Scudder 21st Century Growth Portfolio--Class B-- 89,616 shares (cost $400,140)                                422,989
       Scudder Capital Growth Portfolio--Class B-- 52,221 shares (cost $715,971)                                     758,256
       Scudder Global Discovery Portfolio--Class B-- 39,999 shares (cost $372,138)                                   409,989
       Scudder Growth & Income Portfolio--Class B-- 114,157 shares (cost $907,418)                                   966,910
       Scudder Health Sciences Portfolio--Class B-- 108,669 shares (cost $1,102,744)                               1,185,576

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

           Statement of Assets and Contract Owners' Equity (continued)

ASSETS (CONTINUED)
       Scudder International Portfolio--Class B-- 149,094 shares (cost $1,122,492)                             $   1,228,531
       Scudder Aggressive Growth Portfolio--Class B-- 76,256 shares (cost $681,915)                                  718,333
       Scudder Blue Chip Portfolio--Class B-- 147,716 shares (cost $1,603,137)                                     1,743,045
       Scudder Contarian Value Portfolio--Class B-- 107,926 shares (cost $1,445,700)                               1,570,328
       Scudder Global Blue Chip Portfolio--Class B-- 57,679 shares (cost $543,389)                                   598,704
       Scudder Government Securities Portfolio--Class B-- 200,653 shares (cost $2,480,801)                         2,510,169
       Scudder Growth Portfolio--Class B-- 21,426 shares (cost $380,531)                                             394,873
       Scudder High Income Portfolio--Class B-- 228,801 shares (cost $1,826,830)                                   1,924,213
       Scudder International Select Equity Portfolio--Class B-- 72,318 shares (cost $663,122)                        734,032
       Scudder Fixed Income Portfolio--Class B-- 244,388 shares (cost $2,925,664)                                  2,966,876
       Scudder Money Market Portfolio--Class B-- 4,022,541 shares (cost $4,022,541)                                4,022,541
       Scudder Small Cap Growth Portfolio--Class B-- 127,691 shares (cost $1,374,398)                              1,441,627
       Scudder Technology Growth Portfolio--Class B-- 106,954 shares (cost $874,003)                                 941,199
       Scudder Total Return Portfolio--Class B-- 115,050 shares (cost $2,321,817)                                  2,445,965
       Scudder Davis Venture Value Portfolio--Class B-- 239,557 shares (cost $2,262,971)                           2,465,042
       Scudder Dreman Financial Services Portfolio--Class B-- 61,633 shares (cost $690,386)                          758,708
       Scudder Dreman High Return Equity Portfolio--Class B-- 270,588 shares (cost $2,780,542)                     3,046,818
       Scudder Dreman Small Cap Value Portfolio--Class B-- 107,273 shares (cost $1,540,755)                        1,719,589
       Scudder Eagle Focused Large Cap Growth Portfolio--Class B-- 141,858 shares (cost $1,138,961)                1,218,562
       Scudder Focus Value & Growth Portfolio--Class B-- 19,194 shares (cost $218,173)                               242,804
       Scudder Index 500 Portfolio--Class B-- 342,874 shares (cost $2,656,420)                                     2,852,710
       Scudder Invesco Dynamic Growth Portfolio--Class B-- 30,818 shares (cost $228,556)                             253,013
       Scudder Janus Growth & Income Portfolio--Class B-- 107,056 shares (cost $871,580)                             946,372
       Scudder Janus Growth Opportunities Portfolio--Class B-- 40,034 shares (cost $255,886)                         275,431
       Scudder MFS Strategic Value Portfolio--Class B-- 114,284 shares (cost $1,087,861)                           1,167,980
       Scudder Oak Strategic Equity Portfolio--Class B-- 112,941 shares (cost $715,715)                              771,384
       Scudder Turner Mid Cap Growth Portfolio--Class B-- 91,647 shares (cost $738,461)                              810,157
       Scudder Real Estate Portfolio--Class B-- 131,380 shares (cost $1,532,504)                                   1,654,071
       Scudder Strategic Income Portfolio--Class B-- 76,451 shares (cost $883,461)                                   900,592

     Sub-accounts held by Alger American Fund:
       Alger American Balanced Portfolio--Class B-- 150,995 shares (cost $1,918,986)                               2,014,271
       Alger American Leveraged All Cap Portfolio--Class B-- 19,593 shares (cost $511,816)                           547,832

     Sub-accounts held by Credit Suisse Trust:
       Credit Suisse Emerging Markets Portfolio--Class B-- 48,329 shares (cost $467,237)                             513,741
       Credit Suisse Global Post Venture Capital Portfolio--Class B-- 18,050 shares (cost $159,729)                  170,572

     Sub-accounts held by Dreyfus Service Corporation:
       Dreyfus Socially Responsible Growth Fund Portfolio--Class B-- 6,693 shares (cost $148,297)                    158,559
       Dreyfus IP Midcap Stock Portfolio--Class B-- 146,092 shares (cost $2,154,726)                               2,305,327

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

           Statement of Assets and Contract Owners' Equity (continued)

ASSETS (CONTINUED)
     Sub-accounts held by Invesco VIF Funds:
       Invesco Utilities Portfolio--Class B-- 36,976 shares (cost $447,272)                             $           479,215
                                                                                                        -------------------

Total assets                                                                                            $     1,514,150,539
                                                                                                        ===================

CONTRACT OWNERS' EQUITY
Variable annuity contracts                                                                              $     1,513,782,098
Annuity reserves                                                                                                    368,441
                                                                                                        -------------------

Total contract owners' equity                                                                           $     1,514,150,539
                                                                                                        ===================

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

         Statements of Operations and Changes in Contract Owners' Equity

                                                                          SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                  STRATEGIC OPPORTUNITIES--A        STRATEGIC OPPORTUNITIES--B (1)
                                                ------------------------------------------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2003              2002              2003              2002
                                                ------------------------------------------------------------------
Income:
   Dividends                                    $          0      $          0      $          0      $          0

Expenses:
    Mortality and expense risk
       and administrative charges                    469,074           685,473            10,346               903
                                                ------------------------------------------------------------------

Net investment income (loss)                        (469,074)         (685,473)          (10,346)             (903)

Net realized gain (loss)                          (6,528,403)      (14,027,167)           (1,455)           (3,286)
Unrealized appreciation (depreciation)
    during the period                             13,985,481        (9,745,581)          176,584           (32,244)
                                                ------------------------------------------------------------------

Net increase (decrease) in
    contract owners' equity from operations        6,988,004       (24,458,221)          164,783           (36,433)

Changes from principal transactions:
       Purchase payments                             179,213           724,942           806,177           167,433
       Transfers between sub-accounts
           and the Company                        (1,681,278)       (3,415,237)          208,136            22,650
       Withdrawals                                (2,754,768)       (5,797,442)          (39,893)              (65)
       Annual contract fee                           (25,929)          (33,729)             (423)                0
                                                ------------------------------------------------------------------

Net increase (decrease) in contract owners'
    equity from principal transactions            (4,282,762)       (8,521,466)          973,997           190,018
                                                ------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity                        2,705,242       (32,979,687)        1,138,780           153,585

Contract owners' equity at
    beginning of period                           32,409,304        65,388,991           153,585                 0
                                                ------------------------------------------------------------------

Contract owners' equity at
    end of period                               $ 35,114,546      $ 32,409,304      $  1,292,365      $    153,585
                                                ==================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                          SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                  INVESTMENT QUALITY BOND--A        INVESTMENT QUALITY BOND--B (1)
                                                ------------------------------------------------------------------
                                                    YEAR ENDED DECEMBER 31                YEAR ENDED DECEMBER 31
                                                    2003              2002              2003               2002
                                                ------------------------------------------------------------------
Income:
   Dividends                                    $  1,159,283      $  1,059,540      $    206,853      $      3,038

Expenses:
    Mortality and expense risk
       and administrative charges                    334,335           323,087            79,904            10,446
                                                ------------------------------------------------------------------

Net investment income (loss)                         824,948           736,453           126,949            (7,408)

Net realized gain (loss)                             416,190            86,146            38,964             6,385
Unrealized appreciation (depreciation)
    during the period                                (24,631)          895,197            49,701            74,446
                                                ------------------------------------------------------------------

Net increase (decrease) in
    contract owners' equity from operations        1,216,507         1,717,796           215,614            73,423

Changes from principal transactions:
       Purchase payments                             320,383           855,933         3,210,801         1,643,574
       Transfers between sub-accounts
           and the Company                        (2,034,136)        5,490,486           834,091           782,196
       Withdrawals                                (3,435,643)       (2,236,924)         (161,295)          (34,893)
       Annual contract fee                            (9,977)           (8,473)           (1,570)                0
                                                ------------------------------------------------------------------

Net increase (decrease) in contract owners'
    equity from principal transactions            (5,159,373)        4,101,022         3,882,027         2,390,877
                                                ------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity                       (3,942,866)        5,818,818         4,097,641         2,464,300

Contract owners' equity at
    beginning of period                           23,532,816        17,713,998         2,464,300                 0
                                                ------------------------------------------------------------------

Contract owners' equity at
    end of period                               $ 19,589,950      $ 23,532,816      $  6,561,941      $  2,464,300
                                                ==================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                         SUB-ACCOUNT
                                                ----------------------------------------------------------------------
                                                       GROWTH & INCOME--A                 GROWTH & INCOME--B (1)
                                                ----------------------------------------------------------------------
                                                     YEAR ENDED DECEMBER 31               YEAR ENDED DECEMBER 31
                                                    2003                2002              2003                2002
                                                ----------------------------------------------------------------------
Income:
   Dividends                                    $     970,746      $   5,692,856      $      60,330      $       1,670

Expenses:
    Mortality and expense risk
       and administrative charges                   1,413,436          1,779,662            121,268             12,357
                                                ----------------------------------------------------------------------

Net investment income (loss)                         (442,690)         3,913,194            (60,938)           (10,687)

Net realized gain (loss)                           (7,541,087)       (10,852,950)            21,449            (34,456)
Unrealized appreciation (depreciation)
    during the period                              29,514,980        (31,818,363)         1,972,136            (73,808)
                                                ----------------------------------------------------------------------

Net increase (decrease) in
    contract owners' equity from operations        21,531,203        (38,758,119)         1,932,647           (118,951)

Changes from principal transactions:
       Purchase payments                              787,686          2,971,540          6,112,046          1,551,726
       Transfers between sub-accounts
           and the Company                         (4,182,006)        (9,232,012)         1,896,756          1,090,972
       Withdrawals                                 (8,461,767)       (14,135,512)          (163,019)           (27,781)
       Annual contract fee                            (68,625)           (76,080)            (5,823)                 0
                                                ----------------------------------------------------------------------

Net increase (decrease) in contract owners'
    equity from principal transactions            (11,924,712)       (20,472,064)         7,839,960          2,614,917
                                                ----------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity                         9,606,491        (59,230,183)         9,772,607          2,495,966

Contract owners' equity at
    beginning of period                            95,745,848        154,976,031          2,495,966                  0
                                                ----------------------------------------------------------------------

Contract owners' equity at
    end of period                               $ 105,352,339      $  95,745,848      $  12,268,573      $   2,495,966
                                                ======================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                         SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                     BLUE CHIP GROWTH--A                BLUE CHIP GROWTH--B (1)
                                                ------------------------------------------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2003               2002             2003              2002
                                                ------------------------------------------------------------------
Income:
   Dividends                                    $     26,159      $          0      $      5,773      $          0

Expenses:
    Mortality and expense risk
       and administrative charges                    861,852         1,052,493            87,742             8,246
                                                ------------------------------------------------------------------

Net investment income (loss)                        (835,693)       (1,052,493)          (81,969)           (8,246)

Net realized gain (loss)                          (4,130,662)       (5,987,696)           37,782           (16,720)
Unrealized appreciation (depreciation)
    during the period                             19,189,895       (15,390,618)        1,457,762           (53,852)
                                                ------------------------------------------------------------------

Net increase (decrease) in
    contract owners' equity from operations       14,223,540       (22,430,807)        1,413,575           (78,818)

Changes from principal transactions:
       Purchase payments                             729,976         1,921,107         4,961,896         1,264,991
       Transfers between sub-accounts
           and the Company                        (3,266,781)       (4,817,400)        1,137,001           499,824
       Withdrawals                                (5,256,258)       (6,481,792)         (214,888)           (5,428)
       Annual contract fee                           (41,895)          (45,760)           (2,962)                0
                                                ------------------------------------------------------------------

Net increase (decrease) in contract owners'
    equity from principal transactions            (7,834,958)       (9,423,845)        5,881,047         1,759,387
                                                ------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity                        6,388,582       (31,854,652)        7,294,622         1,680,569

Contract owners' equity at
    beginning of period                           57,629,084        89,483,736         1,680,569                 0
                                                ------------------------------------------------------------------

Contract owners' equity at
    end of period                               $ 64,017,666      $ 57,629,084      $  8,975,191      $  1,680,569
                                                ==================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                         SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                       MONEY MARKET--A                     MONEY MARKET--B (1)
                                                ------------------------------------------------------------------
                                                    YEAR ENDED DECEMBER 31                YEAR ENDED DECEMBER 31
                                                   2003                2002              2003              2002
                                                ------------------------------------------------------------------
Income:
   Dividends                                    $    332,362      $    942,271      $     70,496      $     35,030

Expenses:
    Mortality and expense risk
       and administrative charges                    866,620         1,251,148           311,904            66,320
                                                ------------------------------------------------------------------

Net investment income (loss)                        (534,258)         (308,877)         (241,408)          (31,290)

Net realized gain (loss)                                 (26)             (380)            3,325               294
Unrealized appreciation (depreciation)
    during the period                                      0                 0                 0                 0
                                                ------------------------------------------------------------------

Net increase (decrease) in
    contract owners' equity from operations         (534,284)         (309,257)         (238,083)          (30,996)

Changes from principal transactions:
       Purchase payments                             968,692        10,042,618        37,734,238        19,177,486
       Transfers between sub-accounts
           and the Company                       (17,079,913)       18,484,039       (27,371,520)       (4,432,270)
       Withdrawals                               (14,504,466)      (26,764,930)       (2,913,575)       (2,674,940)
       Annual contract fee                           (30,647)          (32,435)           (5,388)                0
                                                ------------------------------------------------------------------

Net increase (decrease) in contract owners'
    equity from principal transactions           (30,646,334)        1,729,292         7,443,755        12,070,276
                                                ------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity                      (31,180,618)        1,420,035         7,205,672        12,039,280

Contract owners' equity at
    beginning of period                           71,417,223        69,997,188        12,039,280                 0
                                                ------------------------------------------------------------------

Contract owners' equity at
    end of period                               $ 40,236,605      $ 71,417,223      $ 19,244,952      $ 12,039,280
                                                ==================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                         SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                       GLOBAL EQUITY--A                 GLOBAL EQUITY--B (1)
                                                ------------------------------------------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2003               2002             2003              2002
                                                ------------------------------------------------------------------
Income:
   Dividends                                    $    221,126      $    419,523      $      3,822      $         29

Expenses:
    Mortality and expense risk
       and administrative charges                    343,778           430,684            10,472             1,761
                                                ------------------------------------------------------------------

Net investment income (loss)                        (122,652)          (11,161)           (6,650)           (1,732)

Net realized gain (loss)                          (3,297,225)       (5,210,603)            1,155           (19,003)
Unrealized appreciation (depreciation)
    during the period                              8,905,733        (1,865,828)          166,195           (12,310)
                                                ------------------------------------------------------------------

Net increase (decrease) in
    contract owners' equity from operations        5,485,856        (7,087,592)          160,700           (33,045)

Changes from principal transactions:
       Purchase payments                             155,922           570,130           639,687           190,733
       Transfers between sub-accounts
           and the Company                        (1,939,732)       (1,944,034)           48,586            92,536
       Withdrawals                                (2,311,087)       (3,197,982)          (14,804)             (658)
       Annual contract fee                           (16,876)          (19,236)             (227)                0
                                                ------------------------------------------------------------------

Net increase (decrease) in contract owners'
    equity from principal transactions            (4,111,773)       (4,591,122)          673,242           282,611
                                                ------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity                        1,374,083       (11,678,714)          833,942           249,566

Contract owners' equity at
    beginning of period                           24,617,899        36,296,613           249,566                 0
                                                ------------------------------------------------------------------

Contract owners' equity at
    end of period                               $ 25,991,982      $ 24,617,899      $  1,083,508      $    249,566
                                                ==================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                         SUB-ACCOUNT
                                                --------------------------------------------------------------
                                                       GLOBAL BOND--A                   GLOBAL BOND--B (1)
                                                --------------------------------------------------------------
                                                   YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                   2003              2002             2003             2002
                                                --------------------------------------------------------------
Income:
   Dividends                                    $   337,988      $         0      $   123,380      $         0

Expenses:
    Mortality and expense risk
       and administrative charges                   125,477          101,413           57,448            6,848
                                                --------------------------------------------------------------

Net investment income (loss)                        212,511         (101,413)          65,932           (6,848)

Net realized gain (loss)                            652,396          455,149          117,918            7,216
Unrealized appreciation (depreciation)
    during the period                               142,675          780,819          264,866           76,866
                                                --------------------------------------------------------------

Net increase (decrease) in
    contract owners' equity from operations       1,007,582        1,134,555          448,716           77,234

Changes from principal transactions:
       Purchase payments                             71,631          169,487        2,838,323        1,059,345
       Transfers between sub-accounts
           and the Company                       (1,434,134)       3,582,181          593,485          247,357
       Withdrawals                               (1,071,253)        (643,045)         (98,581)          (4,519)
       Annual contract fee                           (5,334)          (4,016)          (1,406)               0
                                                --------------------------------------------------------------

Net increase (decrease) in contract owners'
    equity from principal transactions           (2,439,090)       3,104,607        3,331,821        1,302,183
                                                --------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity                      (1,431,508)       4,239,162        3,780,537        1,379,417

Contract owners' equity at
    beginning of period                           9,221,378        4,982,216        1,379,417                0
                                                --------------------------------------------------------------

Contract owners' equity at
    end of period                               $ 7,789,870      $ 9,221,378      $ 5,159,954      $ 1,379,417
                                                ==============================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                           SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                 U.S. GOVERNMENT SECURITIES--A    U.S. GOVERNMENT SECURITIES--B (1)
                                                ------------------------------------------------------------------
                                                    YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                    2003               2002            2003               2002
                                                ------------------------------------------------------------------
Income:
   Dividends                                    $  1,503,116      $  1,229,032      $    327,553      $      3,036

Expenses:
    Mortality and expense risk
       and administrative charges                    663,534           595,431           207,950            26,956
                                                ------------------------------------------------------------------

Net investment income (loss)                         839,582           633,601           119,603           (23,920)

Net realized gain (loss)                             674,720           377,731           (97,501)           30,189
Unrealized appreciation (depreciation)
    during the period                             (1,503,983)        1,403,315           (42,878)           80,124
                                                ------------------------------------------------------------------

Net increase (decrease) in
    contract owners' equity from operations           10,319         2,414,647           (20,776)           86,393

Changes from principal transactions:
       Purchase payments                             470,307         1,781,195        12,446,275         3,919,764
       Transfers between sub-accounts
           and the Company                        (7,743,864)       21,814,791          (702,770)        1,033,643
       Withdrawals                                (5,862,833)       (5,163,459)         (437,826)          (41,089)
       Annual contract fee                           (17,584)          (13,803)           (6,831)                0
                                                ------------------------------------------------------------------

Net increase (decrease) in contract owners'
    equity from principal transactions           (13,153,974)       18,418,724        11,298,848         4,912,318
                                                ------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity                      (13,143,655)       20,833,371        11,278,072         4,998,711

Contract owners' equity at
    beginning of period                           47,850,583        27,017,212         4,998,711                 0
                                                ------------------------------------------------------------------

Contract owners' equity at
    end of period                               $ 34,706,928      $ 47,850,583      $ 16,276,783      $  4,998,711
                                                ==================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                         SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                      DIVERSIFIED BOND--A             DIVERSIFIED BOND--B (1)
                                                ------------------------------------------------------------------
                                                     YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                    2003                2002           2003               2002
                                                ------------------------------------------------------------------
Income:
   Dividends                                    $    766,809      $    642,479      $    133,917      $      1,297

Expenses:
    Mortality and expense risk
       and administrative charges                    247,176           242,405            58,096             6,568
                                                ------------------------------------------------------------------

Net investment income (loss)                         519,633           400,074            75,821            (5,271)

Net realized gain (loss)                              54,813           (94,745)            6,102             1,272
Unrealized appreciation (depreciation)
    during the period                               (115,135)          637,401               221            46,859
                                                ------------------------------------------------------------------

Net increase (decrease) in
    contract owners' equity from operations          459,311           942,730            82,144            42,860

Changes from principal transactions:
       Purchase payments                             237,417           900,783         3,168,554           896,629
       Transfers between sub-accounts
           and the Company                          (933,349)        3,139,335           541,544           519,917
       Withdrawals                                (1,558,385)       (2,048,041)          (85,920)           (8,654)
       Annual contract fee                            (8,143)           (6,812)           (1,294)                0
                                                ------------------------------------------------------------------

Net increase (decrease) in contract owners'
    equity from principal transactions            (2,262,460)        1,985,265         3,622,884         1,407,892
                                                ------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity                       (1,803,149)        2,927,995         3,705,028         1,450,752

Contract owners' equity at
    beginning of period                           16,423,316        13,495,321         1,450,752                 0
                                                ------------------------------------------------------------------

Contract owners' equity at
    end of period                               $ 14,620,167      $ 16,423,316      $  5,155,780      $  1,450,752
                                                ==================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                         SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                       INCOME & VALUE--A                INCOME & VALUE--B (1)
                                                ------------------------------------------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2003              2002              2003              2002
                                                ------------------------------------------------------------------
Income:
   Dividends                                    $    405,827      $    471,964      $     41,116      $        209

Expenses:
    Mortality and expense risk
       and administrative charges                    300,176           326,542            48,776             3,575
                                                ------------------------------------------------------------------

Net investment income (loss)                         105,651           145,422            (7,660)           (3,366)

Net realized gain (loss)                          (1,056,032)       (1,648,264)            2,635              (858)
Unrealized appreciation (depreciation)
    during the period                              5,486,987        (3,055,388)          717,931           (16,085)
                                                ------------------------------------------------------------------

Net increase (decrease) in
    contract owners' equity from operations        4,536,606        (4,558,230)          712,906           (20,309)

Changes from principal transactions:
       Purchase payments                             180,129           600,713         3,056,162           633,273
       Transfers between sub-accounts
           and the Company                             5,291           432,889         1,089,432           174,405
       Withdrawals                                (1,867,467)       (2,156,208)          (35,088)           (5,015)
       Annual contract fee                           (13,648)          (13,291)           (1,870)                0
                                                ------------------------------------------------------------------

Net increase (decrease) in contract owners'
    equity from principal transactions            (1,695,695)       (1,135,897)        4,108,636           802,663
                                                ------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity                        2,840,911        (5,694,127)        4,821,542           782,354

Contract owners' equity at
    beginning of period                           19,714,135        25,408,262           782,354                 0
                                                ------------------------------------------------------------------

Contract owners' equity at
    end of period                               $ 22,555,046      $ 19,714,135      $  5,603,896      $    782,354
                                                ==================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                         SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                     LARGE CAP GROWTH--A                 LARGE CAP GROWTH--B (1)
                                                ------------------------------------------------------------------
                                                    YEAR ENDED DECEMBER 31               YEAR ENDED DECEMBER 31
                                                    2003               2002              2003              2002
                                                ------------------------------------------------------------------
Income:
   Dividends                                    $     49,358      $     72,261      $     14,565      $         27

Expenses:
    Mortality and expense risk
       and administrative charges                    284,628           336,527            93,976             4,609
                                                ------------------------------------------------------------------

Net investment income (loss)                        (235,270)         (264,266)          (79,411)           (4,582)

Net realized gain (loss)                          (2,343,455)       (4,747,582)           44,834           (13,924)
Unrealized appreciation (depreciation)
    during the period                              6,518,426        (1,328,204)        1,510,099           (35,279)
                                                ------------------------------------------------------------------

Net increase (decrease) in
    contract owners' equity from operations        3,939,701        (6,340,052)        1,475,522           (53,785)

Changes from principal transactions:
       Purchase payments                             213,735         1,079,896         6,488,166           864,438
       Transfers between sub-accounts
           and the Company                          (624,817)        1,293,248           797,112           310,861
       Withdrawals                                (1,716,778)       (1,792,456)          (64,469)           (1,531)
       Annual contract fee                           (14,239)          (13,650)           (3,029)                0
                                                ------------------------------------------------------------------

Net increase (decrease) in contract owners'
    equity from principal transactions            (2,142,099)          567,038         7,217,780         1,173,768
                                                ------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity                        1,797,602        (5,773,014)        8,693,302         1,119,983

Contract owners' equity at
    beginning of period                           18,491,396        24,264,410         1,119,983                 0
                                                ------------------------------------------------------------------

Contract owners' equity at
    end of period                               $ 20,288,998      $ 18,491,396      $  9,813,285      $  1,119,983
                                                ==================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                         SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                       EQUITY-INCOME--A                  EQUITY-INCOME--B (1)
                                                ------------------------------------------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                   2003                2002             2003              2002
                                                ------------------------------------------------------------------
Income:
   Dividends                                    $  2,377,400      $  3,366,948      $    244,253      $        727

Expenses:
    Mortality and expense risk
       and administrative charges                    960,085         1,126,515           152,380            17,799
                                                ------------------------------------------------------------------

Net investment income (loss)                       1,417,315         2,240,433            91,873           (17,072)

Net realized gain (loss)                          (3,836,317)       (2,562,713)          (14,540)          (29,944)
Unrealized appreciation (depreciation)
    during the period                             16,339,409       (12,496,047)        2,441,922           (94,638)
                                                ------------------------------------------------------------------

Net increase (decrease) in
    contract owners' equity from operations       13,920,407       (12,818,327)        2,519,255          (141,654)

Changes from principal transactions:
       Purchase payments                             522,213         2,370,864         7,565,102         2,741,587
       Transfers between sub-accounts
           and the Company                        (1,169,754)        2,744,113         2,779,395           993,636
       Withdrawals                                (6,922,554)       (9,016,377)         (273,237)          (37,016)
       Annual contract fee                           (43,441)          (44,102)           (7,667)                0
                                                ------------------------------------------------------------------

Net increase (decrease) in contract owners'
    equity from principal transactions            (7,613,536)       (3,945,502)       10,063,593         3,698,207
                                                ------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity                        6,306,871       (16,763,829)       12,582,848         3,556,553

Contract owners' equity at
    beginning of period                           66,442,951        83,206,780         3,556,553                 0
                                                ------------------------------------------------------------------

Contract owners' equity at
    end of period                               $ 72,749,822      $ 66,442,951      $ 16,139,401      $  3,556,553
                                                ==================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                         SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                      STRATEGIC BOND--A                   STRATEGIC BOND--B (1)
                                                ------------------------------------------------------------------
                                                    YEAR ENDED DECEMBER 31               YEAR ENDED DECEMBER 31
                                                    2003               2002              2003              2002
                                                ------------------------------------------------------------------
Income:
   Dividends                                    $  1,268,385      $  1,836,141      $    132,072      $      2,102

Expenses:
    Mortality and expense risk
       and administrative charges                    377,322           377,159            67,333             6,674
                                                ------------------------------------------------------------------

Net investment income (loss)                         891,063         1,458,982            64,739            (4,572)

Net realized gain (loss)                             398,422          (284,859)          101,178            (2,713)
Unrealized appreciation (depreciation)
    during the period                              1,461,597           633,886           186,171            52,465
                                                ------------------------------------------------------------------

Net increase (decrease) in
    contract owners' equity from operations        2,751,082         1,808,009           352,088            45,180

Changes from principal transactions:
       Purchase payments                             172,725           695,394         4,518,836           885,297
       Transfers between sub-accounts
           and the Company                        (2,438,420)        3,996,050          (429,288)          526,496
       Withdrawals                                (2,940,932)       (4,142,205)         (133,523)          (25,042)
       Annual contract fee                           (14,458)          (13,197)             (913)                0
                                                ------------------------------------------------------------------

Net increase (decrease) in contract owners'
    equity from principal transactions            (5,221,085)          536,042         3,955,112         1,386,751
                                                ------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity                       (2,470,003)        2,344,051         4,307,200         1,431,931

Contract owners' equity at
    beginning of period                           26,185,280        23,841,229         1,431,931                 0
                                                ------------------------------------------------------------------

Contract owners' equity at
    end of period                               $ 23,715,277      $ 26,185,280      $  5,739,131      $  1,431,931
                                                ==================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                         SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                         OVERSEAS--A                       OVERSEAS--B (1)
                                                ------------------------------------------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2003              2002              2003              2002
                                                ------------------------------------------------------------------
Income:
   Dividends                                    $     51,356      $     88,241      $      3,064      $         51

Expenses:
    Mortality and expense risk
       and administrative charges                    154,522           208,520            12,137             1,964
                                                ------------------------------------------------------------------

Net investment income (loss)                        (103,166)         (120,279)           (9,073)           (1,913)

Net realized gain (loss)                          (2,269,505)       (3,995,013)           73,059           (18,372)
Unrealized appreciation (depreciation)
    during the period                              6,175,558           621,779           307,013           (21,948)
                                                ------------------------------------------------------------------

Net increase (decrease) in
    contract owners' equity from operations        3,802,887        (3,493,513)          370,999           (42,233)

Changes from principal transactions:
       Purchase payments                              76,145           334,151           900,352           219,622
       Transfers between sub-accounts
           and the Company                          (881,466)       (1,286,305)          144,123            42,523
       Withdrawals                                (1,121,730)       (1,505,273)         (104,268)           (6,185)
       Annual contract fee                            (7,895)           (9,147)             (241)                0
                                                ------------------------------------------------------------------

Net increase (decrease) in contract owners'
    equity from principal transactions            (1,934,946)       (2,466,574)          939,966           255,960
                                                ------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity                        1,867,941        (5,960,087)        1,310,965           213,727

Contract owners' equity at
    beginning of period                           10,832,247        16,792,334           213,727                 0
                                                ------------------------------------------------------------------

Contract owners' equity at
    end of period                               $ 12,700,188      $ 10,832,247      $  1,524,692      $    213,727
                                                ==================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                         SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                     ALL CAP CORE--A (2)                  ALL CAP CORE--B (1,2)
                                                ------------------------------------------------------------------
                                                    YEAR ENDED DECEMBER 31               YEAR ENDED DECEMBER 31
                                                    2003               2002              2003              2002
                                                ------------------------------------------------------------------
Income:
   Dividends                                    $          0      $          0      $          0      $          0

Expenses:
    Mortality and expense risk
       and administrative charges                    175,749           211,500             4,607               693
                                                ------------------------------------------------------------------

Net investment income (loss)                        (175,749)         (211,500)           (4,607)             (693)

Net realized gain (loss)                          (2,365,569)       (3,837,812)           11,128            (3,627)
Unrealized appreciation (depreciation)
    during the period                              5,729,298          (791,752)           80,790            (2,468)
                                                ------------------------------------------------------------------

Net increase (decrease) in
    contract owners' equity from operations        3,187,980        (4,841,064)           87,311            (6,788)

Changes from principal transactions:
       Purchase payments                             116,080           453,096           241,925            95,281
       Transfers between sub-accounts
           and the Company                          (516,188)       (1,662,415)          113,654             5,563
       Withdrawals                                (1,291,456)       (1,260,241)              (22)                0
       Annual contract fee                            (8,557)           (9,514)              (94)                0
                                                ------------------------------------------------------------------

Net increase (decrease) in contract owners'
    equity from principal transactions            (1,700,121)       (2,479,074)          355,463           100,844
                                                ------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity                        1,487,859        (7,320,138)          442,774            94,056

Contract owners' equity at
    beginning of period                           11,920,870        19,241,008            94,056                 0
                                                ------------------------------------------------------------------

Contract owners' equity at
    end of period                               $ 13,408,729      $ 11,920,870      $    536,830      $     94,056
                                                ==================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

(2) Effective December 1, 2002, the Growth Sub-Account was renamed All Cap Core through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                      SUB-ACCOUNT
                                              ------------------------------------------------------------
                                                   ALL CAP GROWTH--A             ALL CAP GROWTH--B (1)
                                              ------------------------------------------------------------
                                                 YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                  2003            2002            2003           2002
                                              ------------------------------------------------------------
Income:
   Dividends                                  $          0    $          0    $          0    $          0

Expenses:
    Mortality and expense risk
       and administrative charges                  356,660         484,470          36,762           4,115
                                              ------------------------------------------------------------

Net investment income (loss)                      (356,660)       (484,470)        (36,762)         (4,115)

Net realized gain (loss)                        (5,532,847)     (7,118,386)          9,358          (8,987)
Unrealized appreciation (depreciation)
    during the period                           11,507,020      (3,082,372)        644,428         (50,107)
                                              ------------------------------------------------------------

Net increase (decrease) in
    contract owners' equity from operations      5,617,513     (10,685,228)        617,024         (63,209)

Changes from principal transactions:
       Purchase payments                           237,977         794,872       2,008,246         444,525
       Transfers between sub-accounts
           and the Company                         (37,670)     (2,925,255)        882,864         234,996
       Withdrawals                              (3,889,599)     (3,208,003)        (40,456)         (3,731)
       Annual contract fee                         (19,688)        (21,918)           (889)              0
                                              ------------------------------------------------------------

Net increase (decrease) in contract owners'
    equity from principal transactions          (3,708,980)     (5,360,304)      2,849,765         675,790
                                              ------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity                      1,908,533     (16,045,532)      3,466,789         612,581

Contract owners' equity at
    beginning of period                         24,084,128      40,129,660         612,581               0
                                              ------------------------------------------------------------

Contract owners' equity at
    end of period                             $ 25,992,661    $ 24,084,128    $  4,079,370    $    612,581
                                              ============================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.
                                                                              24

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                              SUB-ACCOUNT
                                               ---------------------------------------------------------------------------
                                                   INTERNATIONAL SMALL CAP--A            INTERNATIONAL SMALL CAP--B (1)
                                               ---------------------------------------------------------------------------
                                                     YEAR ENDED DECEMBER 31                  YEAR ENDED DECEMBER 31
                                                    2003                2002                2003                 2002
                                               ---------------------------------------------------------------------------
Income:
   Dividends                                   $             0     $             0     $             0     $             0

Expenses:
    Mortality and expense risk
       and administrative charges                       83,363             105,351              10,847               1,160
                                               ---------------------------------------------------------------------------

Net investment income (loss)                           (83,363)           (105,351)            (10,847)             (1,160)

Net realized gain (loss)                              (806,075)         (2,696,581)             40,945              (4,292)
Unrealized appreciation (depreciation)
    during the period                                3,423,778           1,601,088             298,509              (6,324)
                                               ---------------------------------------------------------------------------

Net increase (decrease) in
    contract owners' equity from operations          2,534,340          (1,200,844)            328,607             (11,776)

Changes from principal transactions:
       Purchase payments                                65,299             202,033             940,714              68,787
       Transfers between sub-accounts
           and the Company                             (85,906)           (814,465)            566,336              41,224
       Withdrawals                                    (593,426)           (747,569)             (1,221)               (635)
       Annual contract fee                              (4,585)             (4,989)               (503)                  0
                                               ---------------------------------------------------------------------------

Net increase (decrease) in contract owners'
    equity from principal transactions                (618,618)         (1,364,990)          1,505,326             109,376
                                               ---------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity                          1,915,722          (2,565,834)          1,833,933              97,600

Contract owners' equity at
    beginning of period                              5,298,004           7,863,838              97,600                   0
                                               ---------------------------------------------------------------------------

Contract owners' equity at
    end of period                              $     7,213,726     $     5,298,004     $     1,931,533     $        97,600
                                               ===========================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.
                                                                              25

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                               ---------------------------------------------------------------------------
                                                       PACIFIC RIM EMERGING                  PACIFIC RIM EMERGING
                                                             MARKETS--A                          MARKETS--B (1)
                                               ---------------------------------------------------------------------------
                                                     YEAR ENDED DECEMBER 31                  YEAR ENDED DECEMBER 31
                                                    2003                2002                2003                2002
                                               ---------------------------------------------------------------------------
Income:
   Dividends                                   $         2,858     $         2,491     $           401     $             0

Expenses:
    Mortality and expense risk
       and administrative charges                       28,513              30,388               7,252                 832
                                               ---------------------------------------------------------------------------

Net investment income (loss)                           (25,655)            (27,897)             (6,851)               (832)

Net realized gain (loss)                               110,200            (232,753)             29,152             (44,932)
Unrealized appreciation (depreciation)
    during the period                                  616,341              40,678             127,660              (3,455)
                                               ---------------------------------------------------------------------------

Net increase (decrease) in
    contract owners' equity from operations            700,886            (219,972)            149,961             (49,219)

Changes from principal transactions:
       Purchase payments                                23,954              54,121             636,378              37,128
       Transfers between sub-accounts
           and the Company                             109,291            (207,258)            499,012              93,388
       Withdrawals                                    (112,950)           (162,731)           (128,974)             (1,452)
       Annual contract fee                              (1,334)             (1,480)               (238)                  0
                                               ---------------------------------------------------------------------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  18,961            (317,348)          1,006,178             129,064
                                               ---------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity                            719,847            (537,320)          1,156,139              79,845

Contract owners' equity at
    beginning of period                              1,713,841           2,251,161              79,845                   0
                                               ---------------------------------------------------------------------------

Contract owners' equity at
    end of period                              $     2,433,688     $     1,713,841     $     1,235,984     $        79,845
                                               ===========================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.
                                                                              26

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                               ---------------------------------------------------------------------------
                                                     SCIENCE & TECHNOLOGY--A              SCIENCE & TECHNOLOGY--B (1)
                                               ---------------------------------------------------------------------------
                                                     YEAR ENDED DECEMBER 31                  YEAR ENDED DECEMBER 31
                                                    2003                2002                2003                2002
                                               ---------------------------------------------------------------------------
Income:
   Dividends                                   $             0     $             0     $             0     $             0

Expenses:
    Mortality and expense risk
       and administrative charges                      297,321             350,911              37,996               1,816
                                               ---------------------------------------------------------------------------

Net investment income (loss)                          (297,321)           (350,911)            (37,996)             (1,816)

Net realized gain (loss)                           (12,479,689)        (16,398,832)            169,502              (2,132)
Unrealized appreciation (depreciation)
    during the period                               20,663,027           2,344,099             799,865             (17,681)
                                               ---------------------------------------------------------------------------

Net increase (decrease) in
    contract owners' equity from operations          7,886,017         (14,405,644)            931,371             (21,629)

Changes from principal transactions:
       Purchase payments                               391,683           1,136,676           2,927,984             277,205
       Transfers between sub-accounts
           and the Company                             716,053          (4,036,164)          1,117,497              92,772
       Withdrawals                                  (1,819,329)         (1,982,073)            (53,933)             (9,076)
       Annual contract fee                             (20,712)            (21,096)             (1,291)                  0
                                               ---------------------------------------------------------------------------

Net increase (decrease) in contract owners'
    equity from principal transactions                (732,305)         (4,902,657)          3,990,257             360,901
                                               ---------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity                          7,153,712         (19,308,301)          4,921,628             339,272

Contract owners' equity at
    beginning of period                             16,810,408          36,118,709             339,272                   0
                                               ---------------------------------------------------------------------------

Contract owners' equity at
    end of period                              $    23,964,120     $    16,810,408     $     5,260,900     $       339,272
                                               ===========================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.
                                                                              27

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                               ---------------------------------------------------------------------------
                                                    EMERGING SMALL COMPANY--A             EMERGING SMALL COMPANY--B (1)
                                               ---------------------------------------------------------------------------
                                                     YEAR ENDED DECEMBER 31                  YEAR ENDED DECEMBER 31
                                                    2003                2002                2003                 2002
                                               ---------------------------------------------------------------------------
Income:
   Dividends                                   $             0     $             0     $             0     $             0

Expenses:
    Mortality and expense risk
       and administrative charges                       99,404             116,936              21,794               2,189
                                               ---------------------------------------------------------------------------

Net investment income (loss)                           (99,404)           (116,936)            (21,794)             (2,189)

Net realized gain (loss)                            (1,562,700)         (2,557,502)             20,664             (14,152)
Unrealized appreciation (depreciation)
    during the period                                3,867,090            (435,655)            508,777              (2,523)
                                               ---------------------------------------------------------------------------

Net increase (decrease) in
    contract owners' equity from operations          2,204,986          (3,110,093)            507,647             (18,864)

Changes from principal transactions:
       Purchase payments                               102,111             351,225           1,679,144             297,657
       Transfers between sub-accounts
           and the Company                            (132,096)           (783,852)            360,712             120,414
       Withdrawals                                    (583,467)           (580,572)            (24,746)               (413)
       Annual contract fee                              (5,279)             (5,165)               (545)                  0
                                               ---------------------------------------------------------------------------

Net increase (decrease) in contract owners'
    equity from principal transactions                (618,731)         (1,018,364)          2,014,565             417,658
                                               ---------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity                          1,586,255          (4,128,457)          2,522,212             398,794

Contract owners' equity at
    beginning of period                              6,456,790          10,585,247             398,794                   0
                                               ---------------------------------------------------------------------------

Contract owners' equity at
    end of period                              $     8,043,045     $     6,456,790     $     2,921,006     $       398,794
                                               ===========================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.
                                                                              28

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                               ---------------------------------------------------------------------------
                                                      AGGRESSIVE GROWTH--A                  AGGRESSIVE GROWTH--B (1)
                                               ---------------------------------------------------------------------------
                                                     YEAR ENDED DECEMBER 31                  YEAR ENDED DECEMBER 31
                                                    2003                2002                2003                2002
                                               ---------------------------------------------------------------------------
Income:
   Dividends                                   $             0     $             0     $             0     $             0

Expenses:
    Mortality and expense risk
       and administrative charges                      183,975             198,034              32,980               3,167
                                               ---------------------------------------------------------------------------

Net investment income (loss)                          (183,975)           (198,034)            (32,980)             (3,167)


Net realized gain (loss)                            (2,111,338)         (4,412,248)            248,096              (8,769)
Unrealized appreciation (depreciation)
    during the period                                5,821,805             412,397             482,432              (4,510)
                                               ---------------------------------------------------------------------------

Net increase (decrease) in
    contract owners' equity from operations          3,526,492          (4,197,885)            697,548             (16,446)

Changes from principal transactions:
       Purchase payments                               221,523             985,387           1,711,171             358,093
       Transfers between sub-accounts
           and the Company                             167,099             119,917             507,005             403,008
       Withdrawals                                    (963,492)           (851,393)            (60,059)             (3,205)
       Annual contract fee                             (10,125)             (8,956)             (2,138)                  0
                                               ---------------------------------------------------------------------------

Net increase (decrease) in contract owners'
    equity from principal transactions                (584,995)            244,955           2,155,979             757,896
                                               ---------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity                          2,941,497          (3,952,930)          2,853,527             741,450

Contract owners' equity at
    beginning of period                             11,033,143          14,986,073             741,450                   0
                                               ---------------------------------------------------------------------------

Contract owners' equity at
    end of period                              $    13,974,640     $    11,033,143     $     3,594,977     $       741,450
                                               ===========================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.
                                                                              29

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                               ---------------------------------------------------------------------------
                                                     INTERNATIONAL STOCK--A                INTERNATIONAL STOCK--B (1)
                                               ---------------------------------------------------------------------------
                                                     YEAR ENDED DECEMBER 31                 YEAR ENDED DECEMBER 31
                                                    2003                2002               2003                2002
                                               ---------------------------------------------------------------------------
Income:
   Dividends                                   $        20,089     $        23,181     $         2,719     $           192

Expenses:
    Mortality and expense risk
       and administrative charges                       59,534              78,688               9,414               2,696
                                               ---------------------------------------------------------------------------

Net investment income (loss)                           (39,445)            (55,507)             (6,695)             (2,504)

Net realized gain (loss)                              (372,931)           (425,965)             22,226              29,361
Unrealized appreciation (depreciation)
    during the period                                1,467,924            (637,105)            171,787              (8,880)
                                               ---------------------------------------------------------------------------

Net increase (decrease) in
    contract owners' equity from operations          1,055,548          (1,118,577)            187,318              17,977

Changes from principal transactions:
       Purchase payments                                64,918             266,084             234,750             221,784
       Transfers between sub-accounts
           and the Company                            (416,752)           (240,656)            100,490             125,350
       Withdrawals                                    (392,776)           (326,810)            (12,300)               (340)
       Annual contract fee                              (2,710)             (2,667)               (460)                  0
                                               ---------------------------------------------------------------------------

Net increase (decrease) in contract owners'
    equity from principal transactions                (747,320)           (304,049)            322,480             346,794
                                               ---------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity                            308,228          (1,422,626)            509,798             364,771

Contract owners' equity at
    beginning of period                              4,131,891           5,554,517             364,771                   0
                                               ---------------------------------------------------------------------------

Contract owners' equity at
    end of period                              $     4,440,119     $     4,131,891     $       874,569     $       364,771
                                               ===========================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.
                                                                              30

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                               ---------------------------------------------------------------------------
                                                     QUANTITATIVE EQUITY--A                QUANTITATIVE EQUITY--B (1)
                                               ---------------------------------------------------------------------------
                                                     YEAR ENDED DECEMBER 31                 YEAR ENDED DECEMBER 31
                                                    2003                2002               2003                2002
                                               ---------------------------------------------------------------------------
Income:
   Dividends                                   $        45,311     $        31,752     $         2,014     $             0

Expenses:
    Mortality and expense risk
       and administrative charges                       94,903             144,678               4,582                 744
                                               ---------------------------------------------------------------------------

Net investment income (loss)                           (49,592)           (112,926)             (2,568)               (744)

Net realized gain (loss)                            (2,394,982)         (3,312,109)                268              (3,712)
Unrealized appreciation (depreciation)
    during the period                                3,659,028            (232,755)             64,460             (10,347)
                                               ---------------------------------------------------------------------------

Net increase (decrease) in
    contract owners' equity from operations          1,214,454          (3,657,790)             62,160             (14,803)

Changes from principal transactions:
       Purchase payments                                98,048             359,980             124,928             102,892
       Transfers between sub-accounts
           and the Company                          (1,526,939)         (1,610,234)             34,841              57,822
       Withdrawals                                    (700,223)         (1,216,839)            (13,417)               (351)
       Annual contract fee                              (4,633)             (5,709)               (244)                  0
                                               ---------------------------------------------------------------------------

Net increase (decrease) in contract owners'
    equity from principal transactions              (2,133,747)         (2,472,802)            146,108             160,363
                                               ---------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity                           (919,293)         (6,130,592)            208,268             145,560

Contract owners' equity at
    beginning of period                              7,092,170          13,222,762             145,560                   0
                                               ---------------------------------------------------------------------------

Contract owners' equity at
    end of period                              $     6,172,877     $     7,092,170     $       353,828     $       145,560
                                               ===========================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                               ---------------------------------------------------------------------------
                                                            VALUE--A                             VALUE--B (1)
                                               ---------------------------------------------------------------------------
                                                     YEAR ENDED DECEMBER 31                 YEAR ENDED DECEMBER 31
                                                    2003                2002               2003                2002
                                               ---------------------------------------------------------------------------
Income:
   Dividends                                   $       127,952     $       293,880     $        10,459     $           235

Expenses:
    Mortality and expense risk
       and administrative charges                      164,129             202,411              15,378               2,072
                                               ---------------------------------------------------------------------------

Net investment income (loss)                           (36,177)             91,469              (4,919)             (1,837)

Net realized gain (loss)                              (310,082)           (506,197)             11,316             (14,325)
Unrealized appreciation (depreciation)
    during the period                                3,789,879          (3,550,995)            343,452             (28,537)
                                               ---------------------------------------------------------------------------

Net increase (decrease) in
    contract owners' equity from operations          3,443,620          (3,965,723)            349,849             (44,699)

Changes from principal transactions:
       Purchase payments                                63,266             993,509             715,644             254,473
       Transfers between sub-accounts
           and the Company                            (555,126)           (366,899)            258,732             122,365
       Withdrawals                                    (828,161)           (988,488)            (21,345)            (12,921)
       Annual contract fee                              (6,402)             (6,542)               (291)                  0
                                               ---------------------------------------------------------------------------

Net increase (decrease) in contract owners'
    equity from principal transactions              (1,326,423)           (368,420)            952,740             363,917
                                               ---------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity                          2,117,197          (4,334,143)          1,302,589             319,218

Contract owners' equity at
    beginning of period                             10,771,399          15,105,542             319,218                   0
                                               ---------------------------------------------------------------------------

Contract owners' equity at
    end of period                              $    12,888,596     $    10,771,399     $     1,621,807     $       319,218
                                               ===========================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.
                                                                              32

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                               ---------------------------------------------------------------------------
                                                    REAL ESTATE SECURITIES--A            REAL ESTATE SECURITIES--B (1)
                                               ---------------------------------------------------------------------------
                                                     YEAR ENDED DECEMBER 31                 YEAR ENDED DECEMBER 31
                                                    2003                2002               2003                2002
                                               ---------------------------------------------------------------------------
Income:
   Dividends                                   $       164,930     $       158,381     $        64,414     $         1,681

Expenses:
    Mortality and expense risk
       and administrative charges                       98,585              85,226              50,931               7,756
                                               ---------------------------------------------------------------------------

Net investment income (loss)                            66,345              73,155              13,483              (6,075)

Net realized gain (loss)                               225,178             119,702              60,197             (24,177)
Unrealized appreciation (depreciation)
    during the period                                1,758,036            (316,053)            962,958             (14,126)
                                               ---------------------------------------------------------------------------

Net increase (decrease) in
    contract owners' equity from operations          2,049,559            (123,196)          1,036,638             (44,378)

Changes from principal transactions:
       Purchase payments                                76,237             328,901           1,911,579           1,172,229
       Transfers between sub-accounts
           and the Company                             491,617           2,276,840             828,791             348,516
       Withdrawals                                    (529,629)           (372,142)            (79,656)            (21,144)
       Annual contract fee                              (4,719)             (3,148)             (3,572)                  0
                                               ---------------------------------------------------------------------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  33,506           2,230,451           2,657,142           1,499,601
                                               ---------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity                          2,083,065           2,107,255           3,693,780           1,455,223

Contract owners' equity at
    beginning of period                              6,085,844           3,978,589           1,455,223                   0
                                               ---------------------------------------------------------------------------

Contract owners' equity at
    end of period                              $     8,168,909     $     6,085,844     $     5,149,003     $     1,455,223
                                               ===========================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.
                                                                              33

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                               ---------------------------------------------------------------------------
                                                          BALANCED--A                          BALANCED--B (1)
                                               ---------------------------------------------------------------------------
                                                     YEAR ENDED DECEMBER 31                 YEAR ENDED DECEMBER 31
                                                    2003                2002               2003                2002
                                               ---------------------------------------------------------------------------
Income:
   Dividends                                   $       104,934     $       124,418     $        15,281     $           173

Expenses:
    Mortality and expense risk
       and administrative charges                       64,707              77,285              11,430               1,102
                                               ---------------------------------------------------------------------------

Net investment income (loss)                            40,227              47,133               3,851                (929)

Net realized gain (loss)                              (527,918)         (1,056,192)              9,635              (3,558)
Unrealized appreciation (depreciation)
    during the period                                  983,331              78,333              75,071                (947)
                                               ---------------------------------------------------------------------------

Net increase (decrease) in
    contract owners' equity from operations            495,640            (930,726)             88,557              (5,434)

Changes from principal transactions:
       Purchase payments                                79,011             435,556             377,033             242,600
       Transfers between sub-accounts
           and the Company                            (186,851)            614,899             125,134             123,308
       Withdrawals                                    (602,896)           (541,742)            (19,780)                  0
       Annual contract fee                              (3,095)             (2,818)               (681)                  0
                                               ---------------------------------------------------------------------------

Net increase (decrease) in contract owners'
    equity from principal transactions                (713,831)            505,895             481,706             365,908
                                               ---------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity                           (218,191)           (424,831)            570,263             360,474

Contract owners' equity at
    beginning of period                              4,661,634           5,086,465             360,474                   0
                                               ---------------------------------------------------------------------------

Contract owners' equity at
    end of period                              $     4,443,443     $     4,661,634     $       930,737     $       360,474
                                               ===========================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.
                                                                              34

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                               ---------------------------------------------------------------------------
                                                          HIGH YIELD--A                        HIGH YIELD--B (1)
                                               ---------------------------------------------------------------------------
                                                      YEAR ENDED DECEMBER 31                YEAR ENDED DECEMBER 31
                                                     2003                2002              2003               2002
                                               ---------------------------------------------------------------------------
Income:
   Dividends                                   $       720,997     $       773,952     $       252,851     $         2,571

Expenses:
    Mortality and expense risk
       and administrative charges                      220,595             142,023             111,657               3,393
                                               ---------------------------------------------------------------------------

Net investment income (loss)                           500,402             631,929             141,194                (822)

Net realized gain (loss)                              (414,395)         (1,920,373)            254,395               2,538
Unrealized appreciation (depreciation)
    during the period                                2,570,734             403,794             762,463              17,836
                                               ---------------------------------------------------------------------------

Net increase (decrease) in
    contract owners' equity from operations          2,656,741            (884,650)          1,158,052              19,552

Changes from principal transactions:
       Purchase payments                               218,165             400,176           6,611,324             499,152
       Transfers between sub-accounts
           and the Company                           7,729,531           1,177,048           5,288,293             395,517
       Withdrawals                                  (1,693,189)         (1,051,473)           (529,264)             (4,707)
       Annual contract fee                              (8,816)             (5,007)             (1,648)                  0
                                               ---------------------------------------------------------------------------

Net increase (decrease) in contract owners'
    equity from principal transactions               6,245,691             520,744          11,368,705             889,962
                                               ---------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity                          8,902,432            (363,906)         12,526,757             909,514

Contract owners' equity at
    beginning of period                              9,179,439           9,543,345             909,514                   0
                                               ---------------------------------------------------------------------------

Contract owners' equity at
    end of period                              $    18,081,871     $     9,179,439     $    13,436,271     $       909,514
                                               ===========================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.
                                                                              35

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                               ---------------------------------------------------------------------------
                                                  LIFESTYLE AGGRESSIVE 1000--A          LIFESTYLE AGGRESSIVE 1000--B (1)
                                               ---------------------------------------------------------------------------
                                                     YEAR ENDED DECEMBER 31                 YEAR ENDED DECEMBER 31
                                                    2003                2002               2003                2002
                                               ---------------------------------------------------------------------------
Income:
   Dividends                                   $        18,419     $        41,304     $        11,679     $             0

Expenses:
    Mortality and expense risk
       and administrative charges                       69,052              75,596             127,240               3,788
                                               ---------------------------------------------------------------------------

Net investment income (loss)                           (50,633)            (34,292)           (115,561)             (3,788)

Net realized gain (loss)                              (392,460)           (493,692)            107,836              (9,652)
Unrealized appreciation (depreciation)
    during the period                                1,729,847            (764,241)          3,153,321             (37,699)
                                               ---------------------------------------------------------------------------

Net increase (decrease) in
    contract owners' equity from operations          1,286,754          (1,292,225)          3,145,596             (51,139)

Changes from principal transactions:
       Purchase payments                               264,924             488,992          19,172,684           1,154,707
       Transfers between sub-accounts
           and the Company                             (48,473)            (57,025)            607,443             160,567
       Withdrawals                                    (521,070)           (282,982)            (17,137)                  0
       Annual contract fee                              (5,284)             (4,730)             (5,749)                  0
                                               ---------------------------------------------------------------------------

Net increase (decrease) in contract owners'
    equity from principal transactions                (309,903)            144,255          19,757,241           1,315,274
                                               ---------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity                            976,851          (1,147,970)         22,902,837           1,264,135

Contract owners' equity at
    beginning of period                              4,238,979           5,386,949           1,264,135                   0
                                               ---------------------------------------------------------------------------

Contract owners' equity at
    end of period                              $     5,215,830     $     4,238,979     $    24,166,972     $     1,264,135
                                               ===========================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.
                                                                              36

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                               ---------------------------------------------------------------------------
                                                     LIFESTYLE GROWTH 820--A              LIFESTYLE GROWTH 820--B (1)
                                               ---------------------------------------------------------------------------
                                                     YEAR ENDED DECEMBER 31                 YEAR ENDED DECEMBER 31
                                                    2003                2002               2003                2002
                                               ---------------------------------------------------------------------------
Income:
   Dividends                                   $       303,800     $       576,125     $       110,898     $           751

Expenses:
    Mortality and expense risk
       and administrative charges                      385,087             400,258             336,838              20,701
                                               ---------------------------------------------------------------------------

Net investment income (loss)                           (81,287)            175,867            (225,940)            (19,950)

Net realized gain (loss)                            (1,214,897)         (2,170,040)             35,011             (27,848)
Unrealized appreciation (depreciation)
    during the period                                7,582,614          (3,337,099)          6,506,253             (71,436)
                                               ---------------------------------------------------------------------------

Net increase (decrease) in
    contract owners' equity from operations          6,286,430          (5,331,272)          6,315,324            (119,234)

Changes from principal transactions:
       Purchase payments                               366,109           4,092,544          32,329,030           4,240,920
       Transfers between sub-accounts
           and the Company                           1,994,928             406,780           4,490,772             419,193
       Withdrawals                                  (2,590,672)         (2,131,098)           (139,532)            (17,946)
       Annual contract fee                             (21,918)            (16,757)             (9,895)                  0
                                               ---------------------------------------------------------------------------

Net increase (decrease) in contract owners'
    equity from principal transactions                (251,553)          2,351,469          36,670,375           4,642,167
                                               ---------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity                          6,034,877          (2,979,803)         42,985,699           4,522,933

Contract owners' equity at
    beginning of period                             23,853,389          26,833,192           4,522,933                   0
                                               ---------------------------------------------------------------------------

Contract owners' equity at
    end of period                              $    29,888,266     $    23,853,389     $    47,508,632     $     4,522,933
                                               ===========================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.
                                                                              37

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                               ---------------------------------------------------------------------------
                                                    LIFESTYLE BALANCED 640--A            LIFESTYLE BALANCED 640--B (1)
                                               ---------------------------------------------------------------------------
                                                     YEAR ENDED DECEMBER 31                 YEAR ENDED DECEMBER 31
                                                    2003                2002               2003                2002
                                               ---------------------------------------------------------------------------
Income:
   Dividends                                   $       922,738     $     1,249,809     $       484,551     $         9,054

Expenses:
    Mortality and expense risk
       and administrative charges                      601,872             562,831             527,519              44,054
                                               ---------------------------------------------------------------------------

Net investment income (loss)                           320,866             686,978             (42,968)            (35,000)

Net realized gain (loss)                              (810,434)         (2,154,690)            130,465             (53,044)
Unrealized appreciation (depreciation)
    during the period                                8,454,545          (3,300,487)          7,569,114              (1,245)
                                               ---------------------------------------------------------------------------

Net increase (decrease) in
    contract owners' equity from operations          7,964,977          (4,768,199)          7,656,611             (89,289)

Changes from principal transactions:
       Purchase payments                               368,270           3,925,258          40,096,474           7,997,159
       Transfers between sub-accounts
           and the Company                           8,939,794           4,595,371          10,609,975           1,109,951
       Withdrawals                                  (3,808,864)         (2,863,009)         (1,234,552)            (77,581)
       Annual contract fee                             (24,313)            (18,518)            (19,239)                  0
                                               ---------------------------------------------------------------------------

Net increase (decrease) in contract owners'
    equity from principal transactions               5,474,887           5,639,102          49,452,658           9,029,529
                                               ---------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity                         13,439,864             870,903          57,109,269           8,940,240

Contract owners' equity at
    beginning of period                             35,380,240          34,509,337           8,940,240                   0
                                               ---------------------------------------------------------------------------

Contract owners' equity at
    end of period                              $    48,820,104     $    35,380,240     $    66,049,509     $     8,940,240
                                               ===========================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.
                                                                              38

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                               SUB-ACCOUNT
                                               ---------------------------------------------------------------------------
                                                    LIFESTYLE MODERATE 460--A            LIFESTYLE MODERATE 460--B (1)
                                               ---------------------------------------------------------------------------
                                                     YEAR ENDED DECEMBER 31                 YEAR ENDED DECEMBER 31
                                                    2003                2002               2003               2002
                                               ---------------------------------------------------------------------------
Income:
   Dividends                                   $       730,088     $       739,059     $       253,727     $         4,753

Expenses:
    Mortality and expense risk
       and administrative charges                      377,265             339,709             229,146              17,280
                                               ---------------------------------------------------------------------------

Net investment income (loss)                           352,823             399,350              24,581             (12,527)

Net realized gain (loss)                              (296,090)           (841,092)            263,566               2,273
Unrealized appreciation (depreciation)
    during the period                                3,487,544            (880,248)          2,022,409              29,866
                                               ---------------------------------------------------------------------------

Net increase (decrease) in
    contract owners' equity from operations          3,544,277          (1,321,990)          2,310,556              19,612

Changes from principal transactions:
       Purchase payments                               210,184           1,581,057          17,151,732           3,728,302
       Transfers between sub-accounts
           and the Company                           1,967,807           5,704,875           3,540,885             749,952
       Withdrawals                                  (1,855,999)         (2,236,900)           (453,360)            (17,498)
       Annual contract fee                             (10,655)             (8,088)             (7,392)                  0
                                               ---------------------------------------------------------------------------

Net increase (decrease) in contract owners'
    equity from principal transactions                 311,337           5,040,944          20,231,865           4,460,756
                                               ---------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity                          3,855,614           3,718,954          22,542,421           4,480,368

Contract owners' equity at
    beginning of period                             22,372,437          18,653,483           4,480,368                   0
                                               ---------------------------------------------------------------------------

Contract owners' equity at
    end of period                              $    26,228,051     $    22,372,437     $    27,022,789     $     4,480,368
                                               ===========================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.
                                                                              39

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                               ---------------------------------------------------------------------------
                                                  LIFESTYLE CONSERVATIVE 280--A        LIFESTYLE CONSERVATIVE 280--B (1)
                                               ---------------------------------------------------------------------------
                                                     YEAR ENDED DECEMBER 31                  YEAR ENDED DECEMBER 31
                                                    2003                2002                2003               2002
                                               ---------------------------------------------------------------------------
Income:
   Dividends                                   $       762,003     $       470,091     $       302,032     $         2,352

Expenses:
    Mortality and expense risk
       and administrative charges                      336,802             266,270             197,415              15,595
                                               ---------------------------------------------------------------------------

Net investment income (loss)                           425,201             203,821             104,617             (13,243)

Net realized gain (loss)                               119,544             (76,124)            139,265              (2,423)
Unrealized appreciation (depreciation)
    during the period                                1,369,883             (18,758)            931,728              68,123
                                               ---------------------------------------------------------------------------

Net increase (decrease) in
    contract owners' equity from operations          1,914,628             108,939           1,175,610              52,457

Changes from principal transactions:
       Purchase payments                               104,286           1,989,512          11,443,135           2,175,550
       Transfers between sub-accounts
           and the Company                            (864,412)          8,605,321           4,001,025           1,734,441
       Withdrawals                                  (2,512,813)         (1,208,651)           (539,561)            (49,835)
       Annual contract fee                             (11,737)             (4,809)            (10,124)                  0
                                               ---------------------------------------------------------------------------

Net increase (decrease) in contract owners'
    equity from principal transactions              (3,284,676)          9,381,373          14,894,475           3,860,156
                                               ---------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity                         (1,370,048)          9,490,312          16,070,085           3,912,613

Contract owners' equity at
    beginning of period                             20,440,742          10,950,430           3,912,613                   0
                                               ---------------------------------------------------------------------------

Contract owners' equity at
    end of period                              $    19,070,694     $    20,440,742     $    19,982,698     $     3,912,613
                                               ===========================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.
                                                                              40

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                               ---------------------------------------------------------------------------
                                                     SMALL COMPANY VALUE--A                SMALL COMPANY VALUE--B (1)
                                               ---------------------------------------------------------------------------
                                                     YEAR ENDED DECEMBER 31                  YEAR ENDED DECEMBER 31
                                                    2003                2002                2003                2002
                                               ---------------------------------------------------------------------------
Income:
   Dividends                                   $        53,869     $        74,672     $        26,457     $         1,059

Expenses:
    Mortality and expense risk
       and administrative charges                      164,762             158,622              99,541              11,016
                                               ---------------------------------------------------------------------------

Net investment income (loss)                          (110,893)            (83,950)            (73,084)             (9,957)

Net realized gain (loss)                               102,096             425,159               5,955             (37,835)
Unrealized appreciation (depreciation)
    during the period                                2,938,034          (1,435,031)          1,892,495               2,686
                                               ---------------------------------------------------------------------------

Net increase (decrease) in
    contract owners' equity from operations          2,929,237          (1,093,822)          1,825,366             (45,106)

Changes from principal transactions:
       Purchase payments                               155,206             905,793           5,627,582           1,580,886
       Transfers between sub-accounts
           and the Company                              21,870           2,649,514           1,842,999             622,112
       Withdrawals                                    (730,665)           (652,230)           (121,380)            (24,089)
       Annual contract fee                              (7,073)             (4,857)             (4,686)                  0
                                               ---------------------------------------------------------------------------

Net increase (decrease) in contract owners'
    equity from principal transactions                (560,662)          2,898,220           7,344,515           2,178,909
                                               ---------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity                          2,368,575           1,804,398           9,169,881           2,133,803

Contract owners' equity at
    beginning of period                             10,437,539           8,633,141           2,133,803                   0
                                               ---------------------------------------------------------------------------

Contract owners' equity at
    end of period                              $    12,806,114     $    10,437,539     $    11,303,684     $     2,133,803
                                               ===========================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.
                                                                              41

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                               ---------------------------------------------------------------------------
                                                     INTERNATIONAL VALUE--A                INTERNATIONAL VALUE--B (1)
                                               ---------------------------------------------------------------------------
                                                     YEAR ENDED DECEMBER 31                  YEAR ENDED DECEMBER 31
                                                    2003                2002                2003                2002
                                               ---------------------------------------------------------------------------
Income:
   Dividends                                   $        31,806     $        24,026     $        27,575     $            17

Expenses:
    Mortality and expense risk
       and administrative charges                       61,667              56,946              67,886               4,131
                                               ---------------------------------------------------------------------------

Net investment income (loss)                           (29,861)            (32,920)            (40,311)             (4,114)

Net realized gain (loss)                              (173,688)           (234,930)            114,033              (6,462)
Unrealized appreciation (depreciation)
    during the period                                1,672,711            (553,851)          1,827,137             (21,149)
                                               ---------------------------------------------------------------------------

Net increase (decrease) in
    contract owners' equity from operations          1,469,162            (821,701)          1,900,859             (31,725)

Changes from principal transactions:
       Purchase payments                                42,417             467,245           4,467,646             906,853
       Transfers between sub-accounts
           and the Company                             600,044           1,256,837             268,343             237,162
       Withdrawals                                    (232,303)           (172,420)            (68,789)             (2,507)
       Annual contract fee                              (2,154)             (1,375)             (3,237)                  0
                                               ---------------------------------------------------------------------------

Net increase (decrease) in contract owners'
    equity from principal transactions                 408,004           1,550,287           4,663,963           1,141,508
                                               ---------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity                          1,877,166             728,586           6,564,822           1,109,783

Contract owners' equity at
    beginning of period                              3,483,774           2,755,188           1,109,783                   0
                                               ---------------------------------------------------------------------------

Contract owners' equity at
    end of period                              $     5,360,940     $     3,483,774     $     7,674,605     $     1,109,783
                                               ===========================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.
                                                                              42

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                               ---------------------------------------------------------------------------
                                                     SMALL COMPANY BLEND--A                SMALL COMPANY BLEND--B (1)
                                               ---------------------------------------------------------------------------
                                                     YEAR ENDED DECEMBER 31                  YEAR ENDED DECEMBER 31
                                                    2003                2002                2003                2002
                                               ---------------------------------------------------------------------------
Income:
   Dividends                                   $             0     $        12,950     $             0     $            19

Expenses:
    Mortality and expense risk
       and administrative charges                       62,218              72,226              34,476               2,553
                                               ---------------------------------------------------------------------------

Net investment income (loss)                           (62,218)            (59,276)            (34,476)             (2,534)

Net realized gain (loss)                              (154,587)           (640,847)             26,986             (21,024)
Unrealized appreciation (depreciation)
    during the period                                1,526,884            (792,453)            803,893             (26,338)
                                               ---------------------------------------------------------------------------

Net increase (decrease) in
    contract owners' equity from operations          1,310,079          (1,492,576)            796,403             (49,896)

Changes from principal transactions:
       Purchase payments                                56,833             250,269           2,568,381             351,887
       Transfers between sub-accounts
           and the Company                             692,682            (874,866)            173,037             245,543
       Withdrawals                                    (331,173)           (281,274)            (60,643)            (12,924)
       Annual contract fee                              (2,394)             (2,022)               (784)                  0
                                               ---------------------------------------------------------------------------

Net increase (decrease) in contract owners'
    equity from principal transactions                 415,948            (907,893)          2,679,991             584,506
                                               ---------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity                          1,726,027          (2,400,469)          3,476,394             534,610

Contract owners' equity at
    beginning of period                              3,517,937           5,918,406             534,610                   0
                                               ---------------------------------------------------------------------------

Contract owners' equity at
    end of period                              $     5,243,964     $     3,517,937     $     4,011,004     $       534,610
                                               ===========================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.
                                                                              43

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                               ---------------------------------------------------------------------------
                                                         TOTAL RETURN--A                       TOTAL RETURN--B (1)
                                               ---------------------------------------------------------------------------
                                                      YEAR ENDED DECEMBER 31                 YEAR ENDED DECEMBER 31
                                                     2003                2002               2003               2002
                                               ---------------------------------------------------------------------------
Income:
   Dividends                                   $     3,456,359     $     1,690,157     $     1,233,354     $         8,815

Expenses:
    Mortality and expense risk
       and administrative charges                      849,154             652,730             401,534              58,590
                                               ---------------------------------------------------------------------------

Net investment income (loss)                         2,607,205           1,037,427             831,820             (49,775)

Net realized gain (loss)                               631,045             575,737              44,890              12,889
Unrealized appreciation (depreciation)
    during the period                               (1,513,562)          1,621,110            (285,280)            398,193
                                               ---------------------------------------------------------------------------

Net increase (decrease) in
    contract owners' equity from operations          1,724,688           3,234,274             591,430             361,307

Changes from principal transactions:
       Purchase payments                               487,951           5,092,217          18,611,355           8,678,224
       Transfers between sub-accounts
           and the Company                          (2,649,631)         22,497,525           2,830,343           3,057,524
       Withdrawals                                  (4,568,303)         (3,418,396)           (673,113)           (103,990)
       Annual contract fee                             (24,506)            (12,404)            (15,161)                  0
                                               ---------------------------------------------------------------------------

Net increase (decrease) in contract owners'
    equity from principal transactions              (6,754,489)         24,158,942          20,753,424          11,631,758
                                               ---------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity                         (5,029,801)         27,393,216          21,344,854          11,993,065

Contract owners' equity at
    beginning of period                             51,861,482          24,468,266          11,993,065                   0
                                               ---------------------------------------------------------------------------

Contract owners' equity at
    end of period                              $    46,831,681     $    51,861,482     $    33,337,919     $    11,993,065
                                               ===========================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.
                                                                              44

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                               ---------------------------------------------------------------------------
                                                      U.S. LARGE CAP--A (3)                 U.S. LARGE CAP--B (1,3)
                                               ---------------------------------------------------------------------------
                                                     YEAR ENDED DECEMBER 31                  YEAR ENDED DECEMBER 31
                                                    2003                2002                2003               2002
                                               ---------------------------------------------------------------------------
Income:
   Dividends                                   $        45,271     $        33,877     $        20,404     $           130

Expenses:
    Mortality and expense risk
       and administrative charges                      185,027             179,068             102,205               6,783
                                               ---------------------------------------------------------------------------

Net investment income (loss)                          (139,756)           (145,191)            (81,801)             (6,653)

Net realized gain (loss)                              (359,262)           (698,942)             67,062             (31,897)
Unrealized appreciation (depreciation)
    during the period                                4,065,332          (2,949,149)          2,095,717              (8,273)
                                               ---------------------------------------------------------------------------

Net increase (decrease) in
    contract owners' equity from operations          3,566,314          (3,793,282)          2,080,978             (46,823)

Changes from principal transactions:
       Purchase payments                               180,907             917,643           6,418,831             980,707
       Transfers between sub-accounts
           and the Company                           1,013,600           2,607,439             923,129             416,289
       Withdrawals                                    (957,771)           (703,452)            (98,386)            (11,877)
       Annual contract fee                              (8,447)             (5,546)             (2,759)                  0
                                               ---------------------------------------------------------------------------

Net increase (decrease) in contract owners'
    equity from principal transactions                 228,289           2,816,084           7,240,815           1,385,119
                                               ---------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity                          3,794,603            (977,198)          9,321,793           1,338,296

Contract owners' equity at
    beginning of period                             10,492,539          11,469,737           1,338,296                   0
                                               ---------------------------------------------------------------------------

Contract owners' equity at
    end of period                              $    14,287,142     $    10,492,539     $    10,660,089     $     1,338,296
                                               ===========================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

(3) Effective May 2 , 2003, the U.S. Large Cap Value Sub-Account was renamed the U.S. Large Cap through a vote of the Board of Directors.

See accompanying notes.
                                                                              45

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                               ---------------------------------------------------------------------------
                                                          MID CAP STOCK--A                    MID CAP STOCK--B (1)
                                               ---------------------------------------------------------------------------
                                                       YEAR ENDED DECEMBER 31                YEAR ENDED DECEMBER 31
                                                      2003                2002              2003               2002
                                               ---------------------------------------------------------------------------
Income:
   Dividends                                   $             0     $             0     $             0     $             0

Expenses:
    Mortality and expense risk
       and administrative charges                       96,069              83,860              51,316               3,394
                                               ---------------------------------------------------------------------------

Net investment income (loss)                           (96,069)            (83,860)            (51,316)             (3,394)

Net realized gain (loss)                              (207,726)           (512,100)            229,534             (20,341)
Unrealized appreciation (depreciation)
    during the period                                2,383,762            (994,394)            962,154              13,817
                                               ---------------------------------------------------------------------------

Net increase (decrease) in
    contract owners' equity from operations          2,079,967          (1,590,354)          1,140,372              (9,918)

Changes from principal transactions:
       Purchase payments                                77,798             473,269           2,988,440             615,745
       Transfers between sub-accounts
           and the Company                           1,305,359             995,394           2,030,418             272,417
       Withdrawals                                    (448,113)           (335,411)            (52,630)            (13,214)
       Annual contract fee                              (4,145)             (2,776)             (4,204)                  0
                                               ---------------------------------------------------------------------------

Net increase (decrease) in contract owners'
    equity from principal transactions                 930,899           1,130,476           4,962,024             874,948
                                               ---------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity                          3,010,866            (459,878)          6,102,396             865,030

Contract owners' equity at
    beginning of period                              4,886,818           5,346,696             865,030                   0
                                               ---------------------------------------------------------------------------

Contract owners' equity at
    end of period                              $     7,897,684     $     4,886,818     $     6,967,426     $       865,030
                                               ===========================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.
                                                                              46

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                               ---------------------------------------------------------------------------
                                                    GLOBAL ALLOCATION--A (4)               GLOBAL ALLOCATION--B (1,4)
                                               ---------------------------------------------------------------------------
                                                     YEAR ENDED DECEMBER 31                  YEAR ENDED DECEMBER 31
                                                    2003                2002                2003                2002
                                               ---------------------------------------------------------------------------
Income:
   Dividends                                   $        10,487     $            65     $         2,343     $             0

Expenses:
    Mortality and expense risk
       and administrative charges                       37,316              41,698              13,727               1,114
                                               ---------------------------------------------------------------------------

Net investment income (loss)                           (26,829)            (41,633)            (11,384)             (1,114)

Net realized gain (loss)                               (87,951)           (305,803)              4,640              (1,350)
Unrealized appreciation (depreciation)
    during the period                                  691,033            (450,419)            229,706              (6,745)
                                               ---------------------------------------------------------------------------

Net increase (decrease) in
    contract owners' equity from operations            576,253            (797,855)            222,962              (9,209)

Changes from principal transactions:
       Purchase payments                                 8,782             231,201           1,064,992             164,259
       Transfers between sub-accounts
           and the Company                             908,000             177,404             118,369              38,832
       Withdrawals                                     (68,653)           (174,646)             (9,034)                  0
       Annual contract fee                              (1,153)             (1,070)               (164)                  0
                                               ---------------------------------------------------------------------------

Net increase (decrease) in contract owners'
    equity from principal transactions                 846,976             232,889           1,174,163             203,091
                                               ---------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity                          1,423,229            (564,966)          1,397,125             193,882

Contract owners' equity at
    beginning of period                              2,277,517           2,842,483             193,882                   0
                                               ---------------------------------------------------------------------------

Contract owners' equity at
    end of period                              $     3,700,746     $     2,277,517     $     1,591,007     $       193,882
                                               ===========================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

(4) Effective May 5, 2003, the Tactical Allocation Sub-Account was renamed Global Allocation through a vote of the Board of Directors.

See accompanying notes.
                                                                              47

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                               ---------------------------------------------------------------------------
                                                        DYNAMIC GROWTH--A                     DYNAMIC GROWTH--B (1)
                                               ---------------------------------------------------------------------------
                                                     YEAR ENDED DECEMBER 31                  YEAR ENDED DECEMBER 31
                                                    2003                2002                2003                2002
                                               ---------------------------------------------------------------------------
Income:
   Dividends                                   $             0     $             0     $             0     $             0

Expenses:
    Mortality and expense risk
       and administrative charges                       71,676              51,829              25,617                 623
                                               ---------------------------------------------------------------------------

Net investment income (loss)                           (71,676)            (51,829)            (25,617)               (623)

Net realized gain (loss)                              (658,615)         (1,394,612)             11,930                (794)
Unrealized appreciation (depreciation)
    during the period                                1,950,991             213,447             508,853              (8,500)
                                               ---------------------------------------------------------------------------

Net increase (decrease) in
    contract owners' equity from operations          1,220,700          (1,232,994)            495,166              (9,917)

Changes from principal transactions:
       Purchase payments                                79,545             258,952             970,236              77,872
       Transfers between sub-accounts
           and the Company                           2,235,079            (182,502)          1,659,905              42,466
       Withdrawals                                    (241,122)           (192,395)            (15,458)                  0
       Annual contract fee                              (2,939)             (2,044)               (961)                  0
                                               ---------------------------------------------------------------------------

Net increase (decrease) in contract owners'
    equity from principal transactions               2,070,563            (117,989)          2,613,722             120,338
                                               ---------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity                          3,291,263          (1,350,983)          3,108,888             110,421

Contract owners' equity at
    beginning of period                              2,655,135           4,006,118             110,421                   0
                                               ---------------------------------------------------------------------------

Contract owners' equity at
    end of period                              $     5,946,398     $     2,655,135     $     3,219,309     $       110,421
                                               ===========================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                          INTERNET TECHNOLOGIES -- A (5)     INTERNET TECHNOLOGIES -- B (1,5)
                                                         --------------------------------------------------------------------
                                                              YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                             2003               2002              2003              2002
                                                         --------------------------------------------------------------------
Income:
   Dividends                                             $            0    $            0    $            0    $            0

Expenses:
    Mortality and expense risk
       and administrative charges                                 5,507            16,383               775               309
                                                         --------------------------------------------------------------------
Net investment income (loss)                                     (5,507)          (16,383)             (775)             (309)

Net realized gain (loss)                                       (748,806)         (880,387)           46,269               550
Unrealized appreciation (depreciation)
    during the period                                           971,453           297,451            (5,589)            5,589
                                                         --------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations                     217,140          (599,319)           39,905             5,830

Changes from principal transactions:
       Purchase payments                                          3,831           107,702           106,489            64,986
       Transfers between sub-accounts
           and the Company                                   (1,197,130)          216,697          (229,199)           13,280
       Withdrawals                                              (61,519)          (56,159)             (294)             (997)
       Annual contract fee                                         (304)             (804)                0                 0
                                                         --------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions                       (1,255,122)          267,436          (123,004)           77,269
                                                         --------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                                  (1,037,982)         (331,883)          (83,099)           83,099

Contract owners' equity at
    beginning of period                                       1,037,982         1,369,865            83,099                 0
                                                         --------------------------------------------------------------------
Contract owners' equity at
    end of period                                        $            0    $    1,037,982    $            0    $       83,099
                                                         ====================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

(5) Ceased Operations, May 2, 2003, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                             INTERNATIONAL INDEX -- A           INTERNATIONAL INDEX -- B (1)
                                                         --------------------------------------------------------------------
                                                               YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                              2003              2002              2003              2002
                                                         --------------------------------------------------------------------
Income:
   Dividends                                             $       11,511    $        8,693    $       13,142    $        1,534

Expenses:
    Mortality and expense risk
       and administrative charges                                 8,887             6,913             7,611               765
                                                         --------------------------------------------------------------------
Net investment income (loss)                                      2,624             1,780             5,531               769

Net realized gain (loss)                                        (59,015)          (21,466)             (589)           (3,484)
Unrealized appreciation (depreciation)
    during the period                                           213,455           (77,648)          176,481            (5,291)
                                                         --------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations                     157,064           (97,334)          181,423            (8,006)

Changes from principal transactions:
       Purchase payments                                          4,718            99,838           506,541            71,241
       Transfers between sub-accounts
           and the Company                                      132,392           380,970           319,378            51,943
       Withdrawals                                              (24,817)          (11,451)              (48)                0
       Annual contract fee                                         (542)             (159)             (618)                0
                                                         --------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions                          111,751           469,198           825,253           123,184
                                                         --------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                                     268,815           371,864         1,006,676           115,178

Contract owners' equity at
    beginning of period                                         623,668           251,804           115,178                 0
                                                         --------------------------------------------------------------------
Contract owners' equity at
    end of period                                        $      892,483    $      623,668    $    1,121,854    $      115,178
                                                         ====================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                          TOTAL STOCK MARKET INDEX -- A      TOTAL STOCK MARKET INDEX -- B (1)
                                                         --------------------------------------------------------------------
                                                              YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                             2003               2002             2003               2002
                                                         --------------------------------------------------------------------
Income:
   Dividends                                             $            0    $       13,111    $            0    $        3,055

Expenses:
    Mortality and expense risk
       and administrative charges                                24,117            20,680            22,571             1,144
                                                         --------------------------------------------------------------------
Net investment income (loss)                                    (24,117)           (7,569)          (22,571)            1,911

Net realized gain (loss)                                        (88,664)         (111,199)           12,664            (3,851)
Unrealized appreciation (depreciation)
    during the period                                           496,797          (219,451)          435,673            (8,764)
                                                         --------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations                     384,016          (338,219)          425,766           (10,704)

Changes from principal transactions:
       Purchase payments                                         31,181           143,639         2,826,143           216,554
       Transfers between sub-accounts
           and the Company                                       60,634           489,601           654,858            83,441
       Withdrawals                                              (93,363)          (46,778)          (45,466)             (269)
       Annual contract fee                                       (1,380)           (1,158)             (964)                0
                                                         --------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions                           (2,928)          585,304         3,434,571           299,726
                                                         --------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                                     381,088           247,085         3,860,337           289,022

Contract owners' equity at
    beginning of period                                       1,331,999         1,084,914           289,022                 0
                                                         --------------------------------------------------------------------
Contract owners' equity at
    end of period                                        $    1,713,087    $    1,331,999    $    4,149,359    $      289,022
                                                         ====================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                                  500 INDEX -- A                    500 INDEX -- B (1)
                                                         --------------------------------------------------------------------
                                                               YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                              2003              2002              2003              2002
                                                         --------------------------------------------------------------------
Income:
   Dividends                                             $       81,234    $          193    $       42,055    $            3

Expenses:
    Mortality and expense risk
       and administrative charges                               136,911           127,193           108,926             8,168
                                                         --------------------------------------------------------------------
Net investment income (loss)                                    (55,677)         (127,000)          (66,871)           (8,165)

Net realized gain (loss)                                       (624,943)       (1,277,012)          221,028           (56,529)
Unrealized appreciation (depreciation)
    during the period                                         2,507,781          (779,178)        1,704,668           (29,366)
                                                         --------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations                   1,827,161        (2,183,190)        1,858,825           (94,060)

Changes from principal transactions:
       Purchase payments                                        156,937         1,470,553         5,952,622         1,579,616
       Transfers between sub-accounts
           and the Company                                     (434,436)        2,833,742         2,928,698           381,650
       Withdrawals                                             (624,968)         (884,104)         (145,212)           (5,243)
       Annual contract fee                                       (7,295)           (4,223)           (4,111)                0
                                                         --------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions                         (909,762)        3,415,968         8,731,997         1,956,023
                                                         --------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                                     917,399         1,232,778        10,590,822         1,861,963

Contract owners' equity at
    beginning of period                                       9,218,725         7,985,947         1,861,963                 0
                                                         --------------------------------------------------------------------
Contract owners' equity at
    end of period                                        $   10,136,124    $    9,218,725    $   12,452,785    $    1,861,963
                                                         ====================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                              MID CAP INDEX -- A                  MID CAP INDEX -- B (1)
                                                         --------------------------------------------------------------------
                                                              YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                              2003              2002              2003              2002
                                                         --------------------------------------------------------------------
Income:
   Dividends                                             $            0    $        8,197    $            0    $        3,523

Expenses:
    Mortality and expense risk
       and administrative charges                                26,988            25,898            29,495             2,591
                                                         --------------------------------------------------------------------
Net investment income (loss)                                    (26,988)          (17,701)          (29,495)              932

Net realized gain (loss)                                        (95,747)         (107,955)           36,571            (4,536)
Unrealized appreciation (depreciation)
    during the period                                           614,869          (264,038)          586,473           (10,716)
                                                         --------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations                     492,134          (389,694)          593,549           (14,320)

Changes from principal transactions:
       Purchase payments                                          9,491           318,844         1,648,974           550,129
       Transfers between sub-accounts
           and the Company                                      140,073           559,198           891,568           120,792
       Withdrawals                                             (162,984)          (94,773)          (53,044)             (637)
       Annual contract fee                                       (1,157)             (639)           (2,080)                0
                                                         --------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions                          (14,577)          782,630         2,485,418           670,284
                                                         --------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                                     477,557           392,936         3,078,967           655,964

Contract owners' equity at
    beginning of period                                       1,595,499         1,202,563           655,964                 0
                                                         --------------------------------------------------------------------
Contract owners' equity at
    end of period                                        $    2,073,056    $    1,595,499    $    3,734,931    $      655,964
                                                         ====================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                               SMALL CAP INDEX -- A              SMALL CAP INDEX -- B (1)
                                                         --------------------------------------------------------------------
                                                              YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                             2003               2002             2003               2002
                                                         --------------------------------------------------------------------
Income:
   Dividends                                             $            0    $       17,969    $            0    $        4,397

Expenses:
    Mortality and expense risk
       and administrative charges                                25,276            21,344            26,942             2,068
                                                         --------------------------------------------------------------------
Net investment income (loss)                                    (25,276)           (3,375)          (26,942)            2,329

Net realized gain (loss)                                        168,967          (137,212)          309,772           (13,726)
Unrealized appreciation (depreciation)
    during the period                                           326,595          (185,200)          304,459           (14,805)
                                                         --------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations                     470,286          (325,787)          587,289           (26,202)

Changes from principal transactions:
       Purchase payments                                          8,132           326,110         1,511,629           478,102
       Transfers between sub-accounts
           and the Company                                     (586,369)          999,765           907,381            44,838
       Withdrawals                                             (165,124)          (65,363)          (32,154)             (261)
       Annual contract fee                                       (1,296)             (549)           (1,993)                0
                                                         --------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions                         (744,657)        1,259,963         2,384,863           522,679
                                                         --------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                                    (274,371)          934,176         2,972,152           496,477

Contract owners' equity at
    beginning of period                                       2,049,857         1,115,681           496,477                 0
                                                         --------------------------------------------------------------------
Contract owners' equity at
    end of period                                        $    1,775,486    $    2,049,857    $    3,468,629    $      496,477
                                                         ====================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                            CAPITAL APPRECIATION -- A          CAPITAL APPRECIATION -- B (1)
                                                         --------------------------------------------------------------------
                                                              YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                              2003             2002              2003               2002
                                                         --------------------------------------------------------------------
Income:
   Dividends                                             $            0    $            0    $            0    $            0

Expenses:
    Mortality and expense risk
       and administrative charges                                18,560            17,073            19,241             2,366
                                                         --------------------------------------------------------------------
Net investment income (loss)                                    (18,560)          (17,073)          (19,241)           (2,366)

Net realized gain (loss)                                        (97,003)          (89,960)           16,099            (4,918)
Unrealized appreciation (depreciation)
    during the period                                           395,736          (299,959)          326,715           (32,435)
                                                         --------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations                     280,173          (406,992)          323,573           (39,719)

Changes from principal transactions:
       Purchase payments                                         31,329           287,217         1,177,803           298,686
       Transfers between sub-accounts
           and the Company                                      (28,456)          500,153           169,984           163,789
       Withdrawals                                              (48,054)          (23,281)          (17,959)             (974)
       Annual contract fee                                         (862)             (442)             (524)                0
                                                         --------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions                          (46,043)          763,647         1,329,304           461,501
                                                         --------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                                     234,130           356,655         1,652,877           421,782

Contract owners' equity at
    beginning of period                                       1,073,083           716,428           421,782                 0
                                                         --------------------------------------------------------------------
Contract owners' equity at
    end of period                                        $    1,307,213    $    1,073,083    $    2,074,659    $      421,782
                                                         ====================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                            TELECOMMUNICATIONS -- A (5)        TELECOMMUNICATIONS -- B (1,5)
                                                         --------------------------------------------------------------------
                                                               YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                              2003              2002             2003               2002
                                                         --------------------------------------------------------------------
Income:
   Dividends                                             $            0    $            0    $            0    $            0

Expenses:
    Mortality and expense risk
       and administrative charges                                 1,825             5,862               689               432
                                                         --------------------------------------------------------------------
Net investment income (loss)                                     (1,825)           (5,862)             (689)             (432)

Net realized gain (loss)                                       (146,806)         (115,635)            7,011              (101)
Unrealized appreciation (depreciation)
    during the period                                           172,681          (141,847)            7,129            (7,129)
                                                         --------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations                      24,050          (263,344)           13,451            (7,662)

Changes from principal transactions:
       Purchase payments                                          2,020            77,538           102,882            91,934
       Transfers between sub-accounts
           and the Company                                     (359,760)          152,838          (209,836)            9,552
       Withdrawals                                                 (995)           (6,023)             (310)              (11)
       Annual contract fee                                         (156)             (168)                0                 0
                                                         --------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions                         (358,891)          224,185          (107,264)          101,475
                                                         --------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                                    (334,841)          (39,159)          (93,813)           93,813

Contract owners' equity at
    beginning of period                                         334,841           374,000            93,813                 0
                                                         --------------------------------------------------------------------
Contract owners' equity at
    end of period                                        $            0    $      334,841    $            0    $       93,813
                                                         ====================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

(5) Ceased Operations, May 2, 2003, through a vote of the Board of
    Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                              HEALTH SCIENCES -- A               HEALTH SCIENCES -- B (1)
                                                         --------------------------------------------------------------------
                                                              YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                              2003              2002              2003              2002
                                                         --------------------------------------------------------------------
Income:
   Dividends                                             $            0    $        6,447    $            0    $           20

Expenses:
    Mortality and expense risk
       and administrative charges                                54,283            46,537            31,111             3,292
                                                         --------------------------------------------------------------------
Net investment income (loss)                                    (54,283)          (40,090)          (31,111)           (3,272)

Net realized gain (loss)                                       (149,470)         (177,256)           57,504            (8,578)
Unrealized appreciation (depreciation)
    during the period                                         1,165,066          (758,960)          477,124           (14,618)
                                                         --------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations                     961,313          (976,306)          503,517           (26,468)

Changes from principal transactions:
       Purchase payments                                         47,755           491,978         2,118,074           414,563
       Transfers between sub-accounts
           and the Company                                      452,321         1,149,502           557,528           214,999
       Withdrawals                                             (182,991)         (105,219)          (50,169)           (8,687)
       Annual contract fee                                       (3,277)           (1,713)           (1,112)                0
                                                         --------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions                          313,808         1,534,548         2,624,321           620,875
                                                         --------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                                   1,275,121           558,242         3,127,838           594,407

Contract owners' equity at
    beginning of period                                       2,856,174         2,297,932           594,407                 0
                                                         --------------------------------------------------------------------
Contract owners' equity at
    end of period                                        $    4,131,295    $    2,856,174    $    3,722,245    $      594,407
                                                         ====================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                              MID CAP GROWTH -- A (5)            MID CAP GROWTH -- B (1,5)
                                                         --------------------------------------------------------------------
                                                               YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                              2003               2002             2003               2002
                                                         --------------------------------------------------------------------
Income:
   Dividends                                             $            0    $            0    $            0    $            0

Expenses:
    Mortality and expense risk
       and administrative charges                                 7,605            21,592             2,399             1,512
                                                         --------------------------------------------------------------------
Net investment income (loss)                                     (7,605)          (21,592)           (2,399)           (1,512)

Net realized gain (loss)                                       (259,760)         (100,216)           46,005            (2,764)
Unrealized appreciation (depreciation)
    during the period                                           372,731          (390,727)            7,748            (7,748)
                                                         --------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations                     105,366          (512,535)           51,354           (12,024)

Changes from principal transactions:
       Purchase payments                                          9,305           366,027           358,974           247,774
       Transfers between sub-accounts
           and the Company                                   (1,415,922)          624,588          (708,785)           72,326
       Withdrawals                                              (28,727)          (42,596)           (1,152)           (8,467)
       Annual contract fee                                         (949)             (631)                0                 0
                                                         --------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions                       (1,436,293)          947,388          (350,963)          311,633
                                                         --------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                                  (1,330,927)          434,853          (299,609)          299,609

Contract owners' equity at
    beginning of period                                       1,330,927           896,074           299,609                 0
                                                         --------------------------------------------------------------------
Contract owners' equity at
    end of period                                        $            0    $    1,330,927    $            0    $      299,609
                                                         ====================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

(5) Ceased Operations, May 2, 2003, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                          MID CAP OPPORTUNITIES -- A (5)     MID CAP OPPORTUNITIES -- B (1,5)
                                                         --------------------------------------------------------------------
                                                               YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                              2003             2002              2003               2002
                                                         --------------------------------------------------------------------
Income:
   Dividends                                             $            0    $            0    $            0    $            0

Expenses:
    Mortality and expense risk
       and administrative charges                                 4,433            14,873             1,686             1,193
                                                         --------------------------------------------------------------------
Net investment income (loss)                                     (4,433)          (14,873)           (1,686)           (1,193)

Net realized gain (loss)                                       (191,948)          (68,882)           12,607            (1,672)
Unrealized appreciation (depreciation)
    during the period                                           246,147          (271,018)           19,781           (19,781)
                                                         --------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations                      49,766          (354,773)           30,702           (22,646)

Changes from principal transactions:
       Purchase payments                                          1,133           253,769           165,409           113,654
       Transfers between sub-accounts
           and the Company                                     (858,108)          370,941          (383,395)          100,109
       Withdrawals                                              (17,778)          (69,323)           (1,139)           (2,694)
       Annual contract fee                                         (409)             (297)                0                 0
                                                         --------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions                         (875,162)          555,090          (219,125)          211,069
                                                         --------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                                    (825,396)          200,317          (188,423)          188,423

Contract owners' equity at
    beginning of period                                         825,396           625,079           188,423                 0
                                                         --------------------------------------------------------------------
Contract owners' equity at
    end of period                                        $            0    $      825,396    $            0    $      188,423
                                                         ====================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

(5) Ceased Operations, May 2, 2003, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                             FINANCIAL SERVICES -- A            FINANCIAL SERVICES -- B (1)
                                                         --------------------------------------------------------------------
                                                              YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                              2003              2002              2003               2002
                                                         --------------------------------------------------------------------
Income:
   Dividends                                             $        3,733    $           45    $        1,610    $            0

Expenses:
    Mortality and expense risk
       and administrative charges                                36,305            33,437            22,060             1,856
                                                         --------------------------------------------------------------------
Net investment income (loss)                                    (32,572)          (33,392)          (20,450)           (1,856)

Net realized gain (loss)                                        (94,381)         (108,513)           42,862           (15,705)
Unrealized appreciation (depreciation)
    during the period                                           758,455          (338,894)          405,841            (6,019)
                                                         --------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations                     631,502          (480,799)          428,253           (23,580)

Changes from principal transactions:
       Purchase payments                                         41,854           324,749         1,539,064           244,390
       Transfers between sub-accounts
           and the Company                                      286,627           624,127           352,495           198,373
       Withdrawals                                             (115,935)          (79,246)          (32,158)             (733)
       Annual contract fee                                       (1,705)           (1,010)             (845)                0
                                                         --------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions                          210,841           868,620         1,858,556           442,030
                                                         --------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                                     842,343           387,821         2,286,809           418,450

Contract owners' equity at
    beginning of period                                       2,058,372         1,670,551           418,450                 0
                                                         --------------------------------------------------------------------
Contract owners' equity at
    end of period                                        $    2,900,715    $    2,058,372    $    2,705,259    $      418,450
                                                         ====================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                            QUANTITATIVE MID CAP -- A          QUANTITATIVE MID CAP -- B (1)
                                                         --------------------------------------------------------------------
                                                              YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                             2003               2002              2003              2002
                                                         --------------------------------------------------------------------
Income:
   Dividends                                             $            0    $            0    $            0    $            0

Expenses:
    Mortality and expense risk
       and administrative charges                                 6,506             6,042             4,377               916
                                                         --------------------------------------------------------------------
Net investment income (loss)                                     (6,506)           (6,042)           (4,377)             (916)

Net realized gain (loss)                                        (22,303)         (114,005)            1,089            (1,967)
Unrealized appreciation (depreciation)
    during the period                                           154,219           (64,472)           87,401           (13,812)
                                                         --------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations                     125,410          (184,519)           84,113           (16,695)

Changes from principal transactions:
       Purchase payments                                          6,425            96,788           250,966           116,692
       Transfers between sub-accounts
           and the Company                                       (3,388)          409,215            63,875            22,050
       Withdrawals                                              (48,280)          (19,028)             (467)             (941)
       Annual contract fee                                         (399)             (186)             (162)                0
                                                         --------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions                          (45,642)          486,789           314,212           137,801
                                                         --------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                                      79,768           302,270           398,325           121,106

Contract owners' equity at
    beginning of period                                         386,149            83,879           121,106                 0
                                                         --------------------------------------------------------------------
Contract owners' equity at
    end of period                                        $      465,917    $      386,149    $      519,431    $      121,106
                                                         ====================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                              STRATEGIC GROWTH -- A              STRATEGIC GROWTH -- B (1)
                                                         --------------------------------------------------------------------
                                                              YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                             2003               2002             2003               2002
                                                         --------------------------------------------------------------------
Income:
   Dividends                                             $            0    $            0    $            0    $            0

Expenses:
    Mortality and expense risk
       and administrative charges                                30,766            28,034            37,672             2,446
                                                         --------------------------------------------------------------------
Net investment income (loss)                                    (30,766)          (28,034)          (37,672)           (2,446)

Net realized gain (loss)                                       (118,765)         (142,070)           35,271           (12,224)
Unrealized appreciation (depreciation)
    during the period                                           541,167          (412,688)          587,537            (4,047)
                                                         --------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations                     391,636          (582,792)          585,136           (18,717)

Changes from principal transactions:
       Purchase payments                                         21,630           331,155         2,156,283           511,779
       Transfers between sub-accounts
           and the Company                                      (83,641)          967,352           650,208           217,441
       Withdrawals                                             (112,261)          (53,830)          (26,004)             (919)
       Annual contract fee                                       (2,007)           (1,125)           (2,462)                0
                                                         --------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions                         (176,279)        1,243,552         2,778,025           728,301
                                                         --------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                                     215,357           660,760         3,363,161           709,584

Contract owners' equity at
    beginning of period                                       1,765,119         1,104,359           709,584                 0
                                                         --------------------------------------------------------------------
Contract owners' equity at
    end of period                                        $    1,980,476    $    1,765,119    $    4,072,745    $      709,584
                                                         ====================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                               ALL CAP VALUE -- A                 ALL CAP VALUE -- B (1)
                                                         --------------------------------------------------------------------
                                                              YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                             2003               2002             2003               2002
                                                         --------------------------------------------------------------------
Income:
   Dividends                                             $        1,570    $           42    $        2,770    $            0

Expenses:
    Mortality and expense risk
       and administrative charges                                32,883            26,464            38,404             2,879
                                                         --------------------------------------------------------------------
Net investment income (loss)                                    (31,313)          (26,422)          (35,634)           (2,879)

Net realized gain (loss)                                       (225,343)          (92,104)           81,051            54,209
Unrealized appreciation (depreciation)
    during the period                                           877,259          (488,044)          735,170           (23,160)
                                                         --------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations                     620,603          (606,570)          780,587            28,170

Changes from principal transactions:
       Purchase payments                                         54,178           442,137         2,359,352           477,439
       Transfers between sub-accounts
           and the Company                                      258,582         1,178,970           678,338            89,050
       Withdrawals                                             (102,400)          (95,570)           40,242              (970)
       Annual contract fee                                       (1,690)             (838)           (1,296)                0
                                                         --------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions                          208,670         1,524,699         3,076,636           565,519
                                                         --------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                                     829,273           918,129         3,857,223           593,689

Contract owners' equity at
    beginning of period                                       1,784,057           865,928           593,689                 0
                                                         --------------------------------------------------------------------
Contract owners' equity at
    end of period                                        $    2,613,330    $    1,784,057    $    4,450,912    $      593,689
                                                         ====================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                             STRATEGIC VALUE -- A (6)           STRATEGIC VALUE -- B (1,6)
                                                         --------------------------------------------------------------------
                                                               YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                              2003             2002              2003               2002
                                                         --------------------------------------------------------------------
Income:
   Dividends                                             $          252    $            0    $          608    $            0

Expenses:
    Mortality and expense risk
       and administrative charges                                24,540            23,193            15,495             3,023
                                                         --------------------------------------------------------------------
Net investment income (loss)                                    (24,288)          (23,193)          (14,887)           (3,023)

Net realized gain (loss)                                        (68,528)         (118,901)           21,076            (3,087)
Unrealized appreciation (depreciation)
    during the period                                           463,467          (357,845)          239,083           (29,821)
                                                         --------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations                     370,651          (499,939)          245,272           (35,931)

Changes from principal transactions:
       Purchase payments                                         74,877           339,816         1,141,611           387,803
       Transfers between sub-accounts
           and the Company                                     (129,369)          598,005           198,807            66,719
       Withdrawals                                             (102,774)          (94,597)          (19,138)             (921)
       Annual contract fee                                       (1,759)             (734)           (1,373)                0
                                                         --------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions                         (159,025)          842,490         1,319,907           453,601
                                                         --------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                                     211,626           342,551         1,565,179           417,670

Contract owners' equity at
    beginning of period                                       1,454,944         1,112,393           417,670                 0
                                                         --------------------------------------------------------------------
Contract owners' equity at
    end of period                                        $    1,666,570    $    1,454,944    $    1,982,849    $      417,670
                                                         ====================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

(6) Effective May 5, the Capital Opportunities Sub-Account was renamed Strategic Value through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                                 UTILITIES -- A                    UTILITIES -- B (1)
                                                         --------------------------------------------------------------------
                                                               YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                              2003              2002             2003               2002
                                                         --------------------------------------------------------------------
Income:
   Dividends                                             $       14,695    $           74    $        4,135    $            0

Expenses:
    Mortality and expense risk
       and administrative charges                                24,961            21,649             8,764               796
                                                         --------------------------------------------------------------------
Net investment income (loss)                                    (10,266)          (21,575)           (4,629)             (796)

Net realized gain (loss)                                        (44,873)         (272,962)            9,188            (1,646)
Unrealized appreciation (depreciation)
    during the period                                           472,317          (111,127)          159,728             3,552
                                                         --------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations                     417,178          (405,664)          164,287             1,110

Changes from principal transactions:
       Purchase payments                                         24,286           150,653           615,313            98,950
       Transfers between sub-accounts
           and the Company                                      285,437           257,409           239,842            23,767
       Withdrawals                                              (71,964)         (113,483)           (9,118)             (935)
       Annual contract fee                                       (1,200)             (737)             (229)                0
                                                         --------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions                          236,559           293,842           845,808           121,782
                                                         --------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                                     653,737          (111,822)        1,010,095           122,892

Contract owners' equity at
    beginning of period                                       1,307,426         1,419,248           122,892                 0
                                                         --------------------------------------------------------------------
Contract owners' equity at
    end of period                                        $    1,961,163    $    1,307,426    $    1,132,987    $      122,892
                                                         ====================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                                MID CAP VALUE -- A                MID CAP VALUE -- B (1)
                                                         --------------------------------------------------------------------
                                                               YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                              2003              2002             2003               2002
                                                         --------------------------------------------------------------------
Income:
   Dividends                                             $       29,698    $            0    $       20,161    $            0

Expenses:
    Mortality and expense risk
       and administrative charges                               118,207           103,189           109,012            11,995
                                                         --------------------------------------------------------------------
Net investment income (loss)                                    (88,509)         (103,189)          (88,851)          (11,995)

Net realized gain (loss)                                       (153,397)          (87,895)          (14,661)          (30,298)
Unrealized appreciation (depreciation)
    during the period                                         1,810,447          (869,664)        2,088,171           (15,272)
                                                         --------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations                   1,568,541        (1,060,748)        1,984,659           (57,565)

Changes from principal transactions:
       Purchase payments                                        133,695         1,619,319         6,413,192         1,820,650
       Transfers between sub-accounts
           and the Company                                     (589,049)        4,392,915         1,529,779           746,011
       Withdrawals                                             (366,033)         (241,330)         (114,772)          (21,455)
       Annual contract fee                                       (5,936)           (2,741)           (6,149)                0
                                                         --------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions                         (827,323)        5,768,163         7,822,050         2,545,206
                                                         --------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                                     741,218         4,707,415         9,806,709         2,487,641

Contract owners' equity at
    beginning of period                                       7,665,005         2,957,590         2,487,641                 0
                                                         --------------------------------------------------------------------
Contract owners' equity at
    end of period                                        $    8,406,223    $    7,665,005    $   12,294,350    $    2,487,641
                                                         ====================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                             FUNDAMENTAL VALUE -- A            FUNDAMENTAL VALUE -- B (1)
                                                         --------------------------------------------------------------------
                                                              YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                              2003             2002              2003              2002
                                                         --------------------------------------------------------------------
Income:
   Dividends                                             $       20,325    $        5,031    $       14,544    $            8

Expenses:
    Mortality and expense risk
       and administrative charges                               122,588            97,528            90,889             8,500
                                                         --------------------------------------------------------------------
Net investment income (loss)                                   (102,263)          (92,497)          (76,345)           (8,492)

Net realized gain (loss)                                        (65,024)         (180,939)           29,230           (19,777)
Unrealized appreciation (depreciation)
    during the period                                         2,025,709          (875,854)        1,701,360           (19,574)
                                                         --------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations                   1,858,422        (1,149,290)        1,654,245           (47,843)

Changes from principal transactions:
       Purchase payments                                        116,555           797,560         5,102,330         1,660,435
       Transfers between sub-accounts
           and the Company                                      263,864         3,961,354           310,735           627,234
       Withdrawals                                             (395,636)         (254,034)          (77,993)           (4,569)
       Annual contract fee                                       (5,510)           (2,702)           (4,988)                0
                                                         --------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions                          (20,727)        4,502,178         5,330,084         2,283,100
                                                         --------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                                   1,837,695         3,352,888         6,984,329         2,235,257

Contract owners' equity at
    beginning of period                                       6,898,859         3,545,971         2,235,257                 0
                                                         --------------------------------------------------------------------
Contract owners' equity at
    end of period                                        $    8,736,554    $    6,898,859    $    9,219,586    $    2,235,257
                                                         ====================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                                              NATURAL
                                                            EMERGING       RESOURCES -- B        MID CAP        QUANTITATIVE
                                                         GROWTH -- B (7)         (7)          CORE -- B (7)   ALL CAP -- B (7)
                                                         --------------------------------------------------------------------
                                                           YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                          DECEMBER 31        DECEMBER 31       DECEMBER 31       DECEMBER 31
                                                              2003              2003              2003              2003
                                                         --------------------------------------------------------------------
Income:
   Dividends                                             $       12,532    $            0    $            0    $        2,932

Expenses:
    Mortality and expense risk
       and administrative charges                                 1,040             4,761             9,287               504
                                                         --------------------------------------------------------------------
Net investment income (loss)                                     11,492            (4,761)           (9,287)            2,428

Net realized gain (loss)                                          3,853            14,447             2,491                39
Unrealized appreciation (depreciation)
    during the period                                              (867)          207,735           159,608             7,102
                                                         --------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations                      14,478           217,421           152,812             9,569

Changes from principal transactions:
       Purchase payments                                        284,698           592,622         1,193,705            38,166
       Transfers between sub-accounts
           and the Company                                       66,970           655,022           761,185            43,766
       Withdrawals                                               (3,859)             (925)           (2,484)                0
       Annual contract fee                                            0               (70)             (654)                0
                                                         --------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions                          347,809         1,246,649         1,951,752            81,932
                                                         --------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                                     362,287         1,464,070         2,104,564            91,501

Contract owners' equity at
    beginning of period                                               0                 0                 0                 0
                                                         --------------------------------------------------------------------
Contract owners' equity at
    end of period                                        $      362,287    $    1,464,070    $    2,104,564    $       91,501
                                                         ====================================================================

(7) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                                             SMALL CAP
                                                            LARGE CAP    OPPORTUNITIES -- B      SPECIAL        REAL RETURN
                                                         VALUE -- B (7)         (7)          VALUE -- B (7)    BOND -- B (7)
                                                         --------------------------------------------------------------------
                                                           YEAR ENDED         YEAR ENDED       YEAR ENDED        YEAR ENDED
                                                          DECEMBER 31        DECEMBER 31       DECEMBER 31      DECEMBER 31
                                                              2003               2003             2003             2003
                                                         --------------------------------------------------------------------
Income:
   Dividends                                             $        8,110    $            0    $            0    $            0

Expenses:
    Mortality and expense risk
       and administrative charges                                   825             2,412               431            23,220
                                                         --------------------------------------------------------------------
Net investment income (loss)                                      7,285            (2,412)             (431)          (23,220)

Net realized gain (loss)                                            (50)            3,911             1,126           (23,145)
Unrealized appreciation (depreciation)
    during the period                                            10,981            84,464             6,452           112,197
                                                         --------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations                      18,216            85,963             7,147            65,832

Changes from principal transactions:
       Purchase payments                                        317,628           503,585            46,639         2,949,178
       Transfers between sub-accounts
           and the Company                                      102,114            92,737            57,695         1,240,155
       Withdrawals                                                 (151)             (463)             (535)          (22,311)
       Annual contract fee                                          (11)               (7)               (1)             (365)
                                                         --------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions                          419,580           595,852           103,798         4,166,657
                                                         --------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                                     437,796           681,815           110,945         4,232,489

Contract owners' equity at
    beginning of period                                               0                 0                 0                 0
                                                         --------------------------------------------------------------------
Contract owners' equity at
    end of period                                        $      437,796    $      681,815    $      110,945    $    4,232,489
                                                         ====================================================================

(7) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                           AMERICAN                          AMERICAN BLUE-       AMERICAN
                                                       INTERNATIONAL -- B     AMERICAN       CHIP INCOME &         GROWTH-
                                                             (7)           GROWTH -- B (7)   GROWTH -- B (7)   INCOME -- B (7)
                                                       ----------------------------------------------------------------------
                                                           YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                          DECEMBER 31       DECEMBER 31        DECEMBER 31       DECEMBER 31
                                                              2003             2003               2003             2003
                                                         --------------------------------------------------------------------
Income:
   Dividends                                             $            0    $            0    $            0    $            0

Expenses:
    Mortality and expense risk
       and administrative charges                                11,491            53,693            34,968            37,203
                                                         --------------------------------------------------------------------
Net investment income (loss)                                    (11,491)          (53,693)          (34,968)          (37,203)

Net realized gain (loss)                                         35,617            84,945             9,350            32,820
Unrealized appreciation (depreciation)
    during the period                                           299,877           968,603           708,977           745,814
                                                         --------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations                     324,003           999,855           683,359           741,431

Changes from principal transactions:
       Purchase payments                                      1,978,200         7,878,862         5,812,104         5,904,162
       Transfers between sub-accounts
           and the Company                                    1,186,357         4,624,483         1,581,806         2,811,062
       Withdrawals                                              (14,606)          (68,843)          (18,051)          (91,795)
       Annual contract fee                                          (91)             (896)             (293)             (548)
                                                         --------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions                        3,149,860        12,433,606         7,375,566         8,622,881
                                                         --------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                                   3,473,863        13,433,461         8,058,925         9,364,312

Contract owners' equity at
    beginning of period                                               0                 0                 0                 0
                                                         --------------------------------------------------------------------
Contract owners' equity at
    end of period                                        $    3,473,863    $   13,433,461    $    8,058,925    $    9,364,312
                                                         ====================================================================

(7) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                         SCUDDER 21ST
                                                            CENTURY       SCUDDER CAPITAL    SCUDDER GLOBAL    SCUDDER GROWTH
                                                        GROWTH -- B (8)   GROWTH -- B (8)  DISCOVERY -- B (8) & INCOME -- B (8)
                                                         --------------------------------------------------------------------
                                                           YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                          DECEMBER 31       DECEMBER 31       DECEMBER 31       DECEMBER 31
                                                             2003              2003              2003               2003
                                                         --------------------------------------------------------------------
Income:
   Dividends                                             $            0    $            0    $            0    $            0

Expenses:
    Mortality and expense risk
       and administrative charges                                 1,882             2,844             1,380             3,154
                                                         --------------------------------------------------------------------
Net investment income (loss)                                     (1,882)           (2,844)           (1,380)           (3,154)

Net realized gain (loss)                                            514               399             1,156             1,481
Unrealized appreciation (depreciation)
    during the period                                            22,849            42,285            37,851            59,492
                                                         --------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations                      21,481            39,840            37,627            57,819

Changes from principal transactions:
       Purchase payments                                        381,625           706,674           334,939           882,698
       Transfers between sub-accounts
           and the Company                                       19,889            14,244            38,071            29,853
       Withdrawals                                                   (6)           (2,502)             (648)           (3,460)
       Annual contract fee                                            0                 0                 0                 0
                                                         --------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions                          401,508           718,416           372,362           909,091
                                                         --------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                                     422,989           758,256           409,989           966,910

Contract owners' equity at
    beginning of period                                               0                 0                 0                 0
                                                         --------------------------------------------------------------------
Contract owners' equity at
    end of period                                        $      422,989    $      758,256    $      409,989    $      966,910
                                                         ====================================================================

(8) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                                             SCUDDER            SCUDDER
                                                         SCUDDER HEALTH   INTERNATIONAL --B   AGGRESSIVE       SCUDDER BLUE
                                                        SCIENCES -- B(8)         (8)         GROWTH -- B(8)     CHIP -- B(8)
                                                        ---------------------------------------------------------------------
                                                           YEAR ENDED        YEAR ENDED        YEAR ENDED       YEAR ENDED
                                                          DECEMBER 31        DECEMBER 31       DECEMBER 31      DECEMBER 31
                                                              2003              2003              2003              2003
                                                         --------------------------------------------------------------------
Income:
   Dividends                                             $            0    $            0    $            0    $            0

Expenses:
    Mortality and expense risk
       and administrative charges                                 6,001             4,105             2,591             7,021
                                                         --------------------------------------------------------------------
Net investment income (loss)                                     (6,001)           (4,105)           (2,591)           (7,021)

Net realized gain (loss)                                         17,562             3,039             1,024             1,154
Unrealized appreciation (depreciation)
    during the period                                            82,832           106,039            36,418           139,908
                                                         --------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations                      94,393           104,973            34,851           134,041

Changes from principal transactions:
       Purchase payments                                      1,017,557         1,047,015           572,739         1,536,994
       Transfers between sub-accounts
           and the Company                                       77,906            79,808           110,794            79,491
       Withdrawals                                               (4,280)           (3,265)              (51)           (7,481)
       Annual contract fee                                            0                 0                 0                 0
                                                         --------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions                        1,091,183         1,123,558           683,482         1,609,004
                                                         --------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                                   1,185,576         1,228,531           718,333         1,743,045

Contract owners' equity at
    beginning of period                                               0                 0                 0                 0
                                                         --------------------------------------------------------------------
Contract owners' equity at
    end of period                                        $    1,185,576    $    1,228,531    $      718,333    $    1,743,045
                                                         ====================================================================

(8) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                            SCUDDER        SCUDDER GLOBAL       SCUDDER
                                                           CONTARIAN       BLUE CHIP -- B      GOVERNMENT         SCUDDER
                                                         VALUE -- B (8)          (8)       SECURITIES -- B (8) GROWTH -- B (8)
                                                         --------------------------------------------------------------------
                                                           YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                          DECEMBER 31       DECEMBER 31        DECEMBER 31      DECEMBER 31
                                                             2003              2003              2003              2003
                                                         --------------------------------------------------------------------
Income:
   Dividends                                             $            0    $            0    $            0    $            0

Expenses:
    Mortality and expense risk
       and administrative charges                                 5,385             2,215            15,651             1,247
                                                         --------------------------------------------------------------------
Net investment income (loss)                                     (5,385)           (2,215)          (15,651)           (1,247)

Net realized gain (loss)                                          3,538               368              (666)            3,473
Unrealized appreciation (depreciation)
    during the period                                           124,628            55,315            29,368            14,342
                                                         --------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations                     122,781            53,468            13,051            16,568

Changes from principal transactions:
       Purchase payments                                      1,290,055           524,990         2,687,008           440,892
       Transfers between sub-accounts
           and the Company                                      161,650            20,353          (185,506)          (61,537)
       Withdrawals                                               (4,158)             (107)           (4,384)           (1,050)
       Annual contract fee                                            0                 0                 0                 0
                                                         --------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions                        1,447,547           545,236         2,497,118           378,305
                                                         --------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                                   1,570,328           598,704         2,510,169           394,873

Contract owners' equity at
    beginning of period                                               0                 0                 0                 0
                                                         --------------------------------------------------------------------
Contract owners' equity at
    end of period                                        $    1,570,328    $      598,704    $    2,510,169    $      394,873
                                                         ====================================================================

(8) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                  SUB-ACCOUNT
                                                    -----------------------------------------------------------------------
                                                                          SCUDDER
                                                                       INTERNATIONAL
                                                    SCUDDER HIGH          SELECT          SCUDDER FIXED       SCUDDER MONEY
                                                    INCOME--B (8)      EQUITY--B (8)      INCOME--B (8)       MARKET--B (8)
                                                    -----------------------------------------------------------------------
                                                      YEAR ENDED         YEAR ENDED        YEAR ENDED           YEAR ENDED
                                                     DECEMBER 31        DECEMBER 31        DECEMBER 31         DECEMBER 31
                                                        2003               2003               2003                 2003
                                                    -----------------------------------------------------------------------
Income:
   Dividends                                         $        0           $      0         $        0         $     2,013
Expenses:
   Mortality and expense risk
       and administrative charges                         7,467              3,525             12,877              18,303
                                                     --------------------------------------------------------------------
Net investment income (loss)                             (7,467)            (3,525)           (12,877)            (16,290)
Net realized gain (loss)                                  6,501             28,724               (696)                  0
Unrealized appreciation (depreciation)
    during the period                                    97,383             70,910             41,212                   0
                                                     --------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations              96,417             96,109             27,639             (16,290)
Changes from principal transactions:
       Purchase payments                              1,828,738            599,486          2,738,447           6,613,838
       Transfers between sub-accounts
           and the Company                                7,892             41,799            224,894          (2,558,273)
       Withdrawals                                       (8,834)            (3,362)           (24,104)            (16,734)
       Annual contract fee                                    0                  0                  0                   0
                                                     --------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions                1,827,796            637,923          2,939,237           4,038,831
                                                     --------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                           1,924,213            734,032          2,966,876           4,022,541
Contract owners' equity at
    beginning of period                                       0                  0                  0                   0
                                                     --------------------------------------------------------------------
Contract owners' equity at end of period             $1,924,213           $734,032         $2,966,876         $ 4,022,541
                                                     ====================================================================


(8) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                  SUB-ACCOUNT
                                                    -----------------------------------------------------------------------
                                                       SCUDDER            SCUDDER                            SCUDDER DAVIS
                                                      SMALL CAP         TECHNOLOGY        SCUDDER TOTAL     VENTURE VALUE--
                                                    GROWTH--B (8)      GROWTH--B (8)      RETURN--B (8)           B (8)
                                                    -----------------------------------------------------------------------
                                                     YEAR ENDED          YEAR ENDED        YEAR ENDED         YEAR ENDED
                                                     DECEMBER 31        DECEMBER 31        DECEMBER 31        DECEMBER 31
                                                        2003                2003              2003               2003
                                                    -----------------------------------------------------------------------
Income:
   Dividends                                         $        0           $      0         $        0          $        0
Expenses:
   Mortality and expense risk
       and administrative charges                         5,701              5,054             13,890               8,872
                                                     --------------------------------------------------------------------
Net investment income (loss)                             (5,701)            (5,054)           (13,890)             (8,872)
Net realized gain (loss)                                    331             42,199             11,556               2,388
Unrealized appreciation (depreciation)
    during the period                                    67,229             67,196            124,148             202,071
                                                     --------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations              61,859            104,341            121,814             195,587
Changes from principal transactions:
       Purchase payments                              1,268,896            780,085          2,518,664           1,971,872
       Transfers between sub-accounts
           and the Company                              113,125             59,838          (189,964)             301,915
       Withdrawals                                       (2,253)            (3,065)            (4,549)             (4,332)
       Annual contract fee                                    0                  0                  0                   0
                                                     --------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions                1,379,768            836,858          2,324,151           2,269,455
                                                     --------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                           1,441,627            941,199          2,445,965           2,465,042
Contract owners' equity at
    beginning of period                                       0                  0                  0                   0
                                                     --------------------------------------------------------------------
Contract owners' equity at end of period             $1,441,627           $941,199         $2,445,965          $2,465,042
                                                     ====================================================================


(8) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                 SUB-ACCOUNT
                                                  -------------------------------------------------------------------------
                                                                                                              SCUDDER EAGLE
                                                  SCUDDER DREMAN       SCUDDER DREMAN     SCUDDER DREMAN      FOCUSED LARGE
                                                     FINANCIAL          HIGH RETURN         SMALL CAP         CAP GROWTH--B
                                                  SERVICES--B (8)      EQUITY--B (8)       VALUE--B (8)            (8)
                                                  -------------------------------------------------------------------------
                                                    YEAR ENDED          YEAR ENDED        YEAR ENDED            YEAR ENDED
                                                    DECEMBER 31         DECEMBER 31       DECEMBER 31          DECEMBER 31
                                                       2003                2003              2003                  2003
                                                  -------------------------------------------------------------------------
Income:
   Dividends                                        $        0           $        0         $        0         $        0
Expenses:
   Mortality and expense risk
       and administrative charges                        5,035               10,095              6,505              5,286
                                                    ---------------------------------------------------------------------
Net investment income (loss)                            (5,035)             (10,095)            (6,505)            (5,286)
Net realized gain (loss)                                19,349                1,940              3,975                907
Unrealized appreciation (depreciation)
    during the period                                   68,322              266,276            178,834             79,601
                                                    ---------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations             82,636              258,121            176,304             75,222
Changes from principal transactions:
       Purchase payments                               664,402            2,578,770          1,466,901          1,080,137
       Transfers between sub-accounts
           and the Company                              13,795              213,400             81,869             66,538
       Withdrawals                                      (2,125)              (3,473)            (5,485)            (3,335)
       Annual contract fee                                   0                    0                  0                  0
                                                    ---------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions                 676,072            2,788,697          1,543,285          1,143,340
                                                    ---------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                            758,708            3,046,818          1,719,589          1,218,562
Contract owners' equity at
    beginning of period                                      0                    0                  0                  0
                                                    ---------------------------------------------------------------------
Contract owners' equity at end of period            $  758,708           $3,046,818         $1,719,589         $1,218,562
                                                    =====================================================================

(8) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                 SUB-ACCOUNT
                                                   -----------------------------------------------------------------------
                                                   SCUDDER FOCUS                        SCUDDER INVESCO      SCUDDER JANUS
                                                      VALUE &          SCUDDER INDEX        DYNAMIC             GROWTH &
                                                   GROWTH--B (8)         500--B (8)      GROWTH--B (8)       INCOME--B (8)
                                                   -----------------------------------------------------------------------
                                                    YEAR ENDED          YEAR ENDED        YEAR ENDED           YEAR ENDED
                                                    DECEMBER 31        DECEMBER 31        DECEMBER 31          DECEMBER 31
                                                       2003                2003              2003                 2003
                                                   -----------------------------------------------------------------------
Income:
   Dividends                                         $      0          $         0          $      0           $      0
Expenses:
   Mortality and expense risk
       and administrative charges                       1,087                9,930             1,262              4,332
                                                     ------------------------------------------------------------------
Net investment income (loss)                           (1,087)              (9,930)           (1,262)            (4,332)
Net realized gain (loss)                                   10                1,804               395              1,004
Unrealized appreciation (depreciation)
    during the period                                  24,631              196,290            24,457             74,792
                                                     ------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations            23,554              188,164            23,590             71,464
Changes from principal transactions:
       Purchase payments                              216,547            2,658,068           211,300            797,955
       Transfers between sub-accounts
           and the Company                              2,842               17,385            18,766             81,443
       Withdrawals                                       (139)             (10,907)             (643)            (4,490)
       Annual contract fee                                  0                    0                 0                  0
                                                     ------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions                219,250            2,664,546           229,423            874,908
                                                     ------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                           242,804            2,852,710           253,013            946,372
Contract owners' equity at
    beginning of period                                     0                    0                 0                  0
                                                     ------------------------------------------------------------------
Contract owners' equity at end of period             $242,804          $ 2,852,710          $253,013           $946,372
                                                     ==================================================================

(8) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                 SUB-ACCOUNT
                                                 -------------------------------------------------------------------------
                                                    SCUDDER JANUS       SCUDDER MFS       SCUDDER OAK       SCUDDER TURNER
                                                       GROWTH            STRATEGIC         STRATEGIC            MID CAP
                                                 OPPORTUNITIES--B (8)   VALUE--B (8)     EQUITY--B (8)       GROWTH--B (8)
                                                 -------------------------------------------------------------------------
                                                     YEAR ENDED          YEAR ENDED        YEAR ENDED         YEAR ENDED
                                                     DECEMBER 31        DECEMBER 31        DECEMBER 31        DECEMBER 31
                                                        2003                2003              2003               2003
                                                 -------------------------------------------------------------------------
Income:
   Dividends                                          $      0           $        0        $      0            $      0
Expenses:
   Mortality and expense risk
       and administrative charges                        1,186                5,291           2,783               4,815
                                                      -----------------------------------------------------------------
Net investment income (loss)                            (1,186)              (5,291)         (2,783)             (4,815)
Net realized gain (loss)                                   113                  989             789              22,182
Unrealized appreciation (depreciation)
    during the period                                   19,545               80,119          55,669              71,696
                                                      -----------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations             18,472               75,817          53,675              89,063
Changes from principal transactions:
       Purchase payments                               244,571              873,488         598,987             681,472
       Transfers between sub-accounts
           and the Company                              13,994              224,091         119,692              40,024
       Withdrawals                                      (1,606)              (5,416)           (970)               (402)
       Annual contract fee                                   0                    0               0                   0
                                                      -----------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions                 256,959            1,092,163         717,709             721,094
                                                      -----------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                            275,431            1,167,980         771,384             810,157
Contract owners' equity at
    beginning of period                                      0                    0               0                   0
                                                      -----------------------------------------------------------------
Contract owners' equity at end of period              $275,431           $1,167,980        $771,384            $810,157
                                                      =================================================================

(8) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                 SUB-ACCOUNT
                                                    ----------------------------------------------------------------------
                                                                          SCUDDER                           ALGER AMERICAN
                                                    SCUDDER REAL         STRATEGIC       ALGER AMERICAN      LEVERAGED ALL
                                                    ESTATE--B (8)      INCOME--B (8)     BALANCED--B (8)      CAP--B (8)
                                                    ----------------------------------------------------------------------
                                                     YEAR ENDED          YEAR ENDED        YEAR ENDED         YEAR ENDED
                                                     DECEMBER 31        DECEMBER 31       DECEMBER 31        DECEMBER 31
                                                        2003                2003             2003                2003
                                                    ----------------------------------------------------------------------
Income:
   Dividends                                         $        0          $      0        $      165             $      0
Expenses:
   Mortality and expense risk
       and administrative charges                         6,203             3,966             8,961                2,438
                                                     -------------------------------------------------------------------
Net investment income (loss)                             (6,203)           (3,966)           (8,796)              (2,438)
Net realized gain (loss)                                    918            (1,465)             (157)               1,094
Unrealized appreciation (depreciation)
    during the period                                   121,567            17,131            95,285               36,016
                                                     -------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations             116,282            11,700            86,332               34,672
Changes from principal transactions:
       Purchase payments                              1,498,004           926,714         1,704,801              458,618
       Transfers between sub-accounts
           and the Company                               48,008           (26,463)          224,255               58,829
       Withdrawals                                       (8,223)          (11,359)           (1,117)              (4,287)
       Annual contract fee                                    0                 0                 0                    0
                                                     -------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions                1,537,789           888,892         1,927,939              513,160
                                                     -------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                           1,654,071           900,592         2,014,271              547,832
Contract owners' equity at
    beginning of period                                       0                 0                 0                    0
                                                     -------------------------------------------------------------------
Contract owners' equity at end of period             $1,654,071          $900,592        $2,014,271             $547,832
                                                     ===================================================================

(8) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                     SUB-ACCOUNT
                                                       ------------------------------------------------------------------------
                                                                          CREDIT SUISSE     DREYFUS SOCIALLY
                                                       CREDIT SUISSE       GLOBAL POST        RESPONSIBLE         DREYFUS IP
                                                          EMERGING           VENTURE             GROWTH         MIDCAP STOCK--B
                                                       MARKETS--B (8)     CAPITAL--B (8)       FUND--B (8)            (8)
                                                       ------------------------------------------------------------------------
                                                        YEAR ENDED          YEAR ENDED        YEAR ENDED          YEAR ENDED
                                                        DECEMBER 31        DECEMBER 31        DECEMBER 31        DECEMBER 31
                                                           2003                2003              2003                2003
                                                       ------------------------------------------------------------------------
Income:
   Dividends                                             $      0           $      0            $      0          $    2,788
Expenses:
   Mortality and expense risk
       and administrative charges                           1,849                502                 704               8,877
                                                         -------------------------------------------------------------------
Net investment income (loss)                               (1,849)              (502)               (704)             (6,089)
Net realized gain (loss)                                    4,760                134               1,770               9,120
Unrealized appreciation (depreciation)
    during the period                                      46,504             10,843              10,262             150,601
                                                         -------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations                49,415             10,475              11,328             153,632
Changes from principal transactions:
       Purchase payments                                  401,512            139,838             131,801           1,962,496
       Transfers between sub-accounts
           and the Company                                 68,186             20,259              15,818             196,810
       Withdrawals                                         (5,372)                 0                (388)             (7,611)
       Annual contract fee                                      0                  0                   0                   0
                                                         -------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions                    464,326            160,097             147,231           2,151,695
                                                         -------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                               513,741            170,572             158,559           2,305,327
Contract owners' equity at
    beginning of period                                         0                  0                   0                   0
                                                         -------------------------------------------------------------------
Contract owners' equity at end of period                 $513,741           $170,572            $158,559          $2,305,327
                                                         ===================================================================

(8) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                  SUB-ACCOUNT
                                                       -----------------------------------------------------------------
                                                           INVESCO
                                                       UTILITIES--B (8)                             TOTAL
                                                       -----------------------------------------------------------------
                                                          YEAR ENDED                             YEAR ENDED
                                                         DECEMBER 31                             DECEMBER 31
                                                             2003                     2003                       2002
                                                       -----------------------------------------------------------------
Income:
   Dividends                                              $  4,953              $   21,475,715            $   22,292,806
Expenses:
   Mortality and expense risk
       and administrative charges                            2,277                  18,208,893                15,123,121
                                                          --------------------------------------------------------------
Net investment income (loss)                                 2,676                   3,266,822                 7,169,685
Net realized gain (loss)                                      (143)                (60,206,209)             (106,097,035)
Unrealized appreciation (depreciation)
    during the period                                       31,943                 282,045,883               (95,208,056)
                                                          --------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations                 34,476                 225,106,496              (194,135,406)
Changes from principal transactions:
       Purchase payments                                   438,084                 400,535,821               141,885,865
       Transfers between sub-accounts
           and the Company                                   7,225                  20,047,359               117,295,861
       Withdrawals                                            (570)               (105,576,693)             (118,702,709)
       Annual contract fee                                       0                    (752,332)                 (538,592)
                                                          --------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions                     444,739                 314,254,155               139,940,425
                                                          --------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                                479,215                 539,360,651               (54,194,981)
Contract owners' equity at
    beginning of period                                          0                 974,789,888             1,028,984,869
                                                          --------------------------------------------------------------
Contract owners' equity at end of period                  $479,215              $1,514,150,539            $  974,789,888
                                                          ==============================================================

(8) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                          Notes to Financial Statements

                                December 31, 2003

1. ORGANIZATION

The Manufacturers Life Insurance Company of New York, Separate Account A (the Account) is a separate account established by The Manufacturers Life Insurance Company of New York (the Company). The Company established the Account on July 22, 1992 as a separate account under New York law. The Account operates as a Unit Investment Trust under the Investment Company Act of 1940, as amended, and invests in 122 sub-accounts of the Manufacturers Investment Trust (the Trust), 34 sub-accounts of the Scudder Variable Series Trust, two sub-accounts of the Alger American Fund, two sub-accounts of the Credit Suisse Trust, two sub-accounts of the Dreyfus Service Corporation and one sub-account of the Invesco VIF Funds. The Account is a funding vehicle for variable annuity contracts (the Contracts) issued by the Company. The Account includes thirty-one contracts, distinguished principally by the level of expenses and surrender charges. These thirty-one contracts are Venture Variable Annuity (VEN 9, 10, 19, 24, 35, 36, 37, 38, 44, 45, 46, 47, MLL 10, 38, 47, TYP 20, 21, 30, 31), Vision
Variable Annuity (VIS 24, 24B), Scudder Wealthmark Annuity (WV A1N, A2N, A3N, P1N, P2N, P3N) and Scudder Wealthmark ML3 Annuity (W3 A1N, A3N, N1N, N3N).

The Company is a wholly owned subsidiary of The Manufacturers Life Insurance Company (U.S.A.) (ManUSA), which in turn is an indirect, wholly owned subsidiary of The Manufacturers Life Insurance Company (MLI). MLI, in turn, is an indirect, wholly owned subsidiary of Manulife Financial Corporation (MFC), a Canadian-based publicly traded stock life insurance company. MFC and its subsidiaries are known collectively as Manulife Financial. Prior to 2002, the Company was a wholly owned subsidiary of The Manufacturers Life Insurance Company of North America (MNA). Effective January 1, 2002, MNA was merged with and into ManUSA.

On January 22, 2002, B-share sub-accounts for the Manufacturers Investment Trust, Strategic Opportunities--Class B, Investment Quality Bond--Class B, Growth & Income--Class B, Blue Chip Growth--Class B, Money Market--Class B, Global Equity--Class B, Global Bond--Class B, U.S. Government Securities--Class B, Diversified Bond--Class B, Income & Value--Class B, Large Cap Growth--Class B, Equity-Income--Class B, Strategic Bond--Class B, Overseas--Class B, All Cap Core--Class B, All Cap Growth--Class B, International Small Cap--Class B, Pacific Rim Emerging Markets--Class B, Science & Technology--Class B, Emerging Small Company--Class B, Aggressive Growth--Class B, International Stock--Class B, Quantitative Equity--Class B, Value--Class B, Real Estate Securities--Class B, Balanced--Class B, High Yield--Class B, Lifestyle Aggressive 1000--Class B, Lifestyle Growth 820--Class B, Lifestyle Balanced 640--Class B, Lifestyle Moderate 460--Class B, Lifestyle Conservative 280--Class B, Small Company Value--Class B, International Value--Class B, Small Company Blend--Class B, Total Return--Class B, U.S. Large Cap Value--Class B, Mid Cap Stock--Class B, Tactical Allocation--Class B, Dynamic Growth--Class B, Internet Technologies--Class B, International Index--Class B, Total Stock Market

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)


1. ORGANIZATION (CONTINUED)

Index--Class B, 500 Index--Class B, Mid Cap Index--Class B, Small Cap Index--Class B, Capital Appreciation--Class B, Telecommunications--Class B, Health Sciences--Class B, Mid Cap Growth--Class B, Mid Cap Opportunities--Class B, Financial Services--Class B, Quantitative Mid Cap--Class B, Strategic Growth--Class B, All Cap Value--Class B, Capital Opportunities--Class B, Utilities--Class B, Mid Cap Value--Class B and Fundamental Value--Class B, commenced operations.

On May 5, 2003, twelve new sub-accounts, Emerging Growth--Class B, Natural Resources--Class B, Mid Cap Core--Class B, Quantitative All Cap--Class B, Large Cap Value--Class B, Small Cap Opportunities--Class B, Special Value--Class B, Real Return Bond--Class B, American International--Class B, American Growth--Class B, American Blue-Chip Income & Growth--Class B, and American Growth-Income--Class B commenced operations.

On May 12, 2003, forty-one new sub-accounts, Scudder 21st Century Growth--Class B, Scudder Capital Growth--Class B, Scudder Global Discovery--Class B, Scudder Growth & Income--Class B, Scudder Health Sciences--Class B, Scudder International--Class B, Scudder Aggressive Growth--Class B, Scudder Blue Chip--Class B, Scudder Contarian Value--Class B, Scudder Global Blue Chip--Class B, Scudder Government Securities--Class B, Scudder Growth--Class B, Scudder High Income--Class B, Scudder International Select Equity--Class B, Scudder Fixed Income--Class B, Scudder Money Market--Class B, Scudder Small Cap Growth--Class B, Scudder Technology Growth--Class B, Scudder Total Return--Class B, Scudder Davis Venture Value--Class B, Scudder Dreman Financial Services--Class B, Scudder Dreman High Return Equity--Class B, Scudder Dreman Small Cap Value--Class B, Scudder Eagle Focused Large Cap Growth--Class B, Scudder Focus Value & Growth--Class B, Scudder Index 500--Class B, Scudder Invesco Dynamic Growth--Class B, Scudder Janus Growth & Income--Class B, Scudder Janus Growth Opportunities--Class B, Scudder MFS Strategic Value--Class B, Scudder Oak Strategic Equity--Class B, Scudder Turner Mid Cap Growth--Class B, Scudder Real Estate--Class B, Scudder Strategic Income--Class B, Alger American Balanced--Class B, Alger American Leveraged All Cap--Class B, Credit Suisse Emerging Markets--Class B, Credit Suisse Global Post Venture Capital--Class B, Dreyfus Socially Responsible Growth Fund--Class B, Dreyfus IP Midcap Stock--Class B and Invesco Utilities--Class B, commenced operations.

On December 1, 2002, the Growth sub-account was renamed All Cap Core through a vote of the Board of Directors.

On May 5, 2003, the Tactical Allocation sub-account was renamed Global Allocation through a vote of the Board of Directors.

On May 5, 2003 the Capital Opportunities sub-account was renamed Strategic Value through a vote of the Board of Directors. 1. ORGANIZATION (CONTINUED)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)


1. ORGANIZATION (CONTINUED)

On May 2, 2003, the U.S. Large Cap Value sub-account was renamed U.S. Large Cap through a vote of the Board of Directors.

On May 2, 2003, eight sub-accounts, Internet Technologies--Class A, Internet Technologies--Class B, Telecommunications--Class A, Telecommunications--Class B, Mid Cap Growth--Class A, Mid Cap Growth--Class B, Mid Cap Opportunities--Class A, and Mid Cap Opportunities--Class B, ceased operations through a vote of the Board of Directors.

2. SIGNIFICANT ACCOUNTING POLICIES

Investments are made in the portfolios of the Trust and are valued at the reported net asset values of such portfolios. Transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

In addition to the Account, a contract owner may also allocate funds to the Fixed Account, which is part of the Company's general account. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and the Company's general account has not been registered as an investment company under the Investment Company Act of 1940.

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the Code). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will periodically review the status of this decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the Account.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

3. AFFILIATED COMPANY TRANSACTIONS

The Company has an Administrative Services Agreement with Manulife Financial, whereby Manulife Financial or its designee, with the consent of the Company, performs certain services on behalf of the Company necessary for the operation of the separate account. The Company has underwriting and distribution agreements with its affiliate, Manufacturers Securities Services LLC (MSS). MSS is 60% owned by ManUSA and 40% owned by the Company.

4. CONTRACT CHARGES

There are no deductions made from purchase payments for sales charges at the time of purchase. In the event of a surrender, a contingent deferred sales charge may be charged by the Company to cover sales expenses. An annual administrative fee of $30 is deducted from each contract owners' account on the contract anniversary date to cover contract administration costs. This charge is waived on certain contracts.

Deductions from each sub-account are made daily for administrative fees and for the assumption of mortality and expense risk charges as follows:

(i)      Current Contract Series (VEN 9, 10, 19, 24, 35, 36, 37, 38, MLL10,
         MLL38): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15% and 1.25% of the contract value, respectively.

(ii) Current Contract Series (VIS 24, 24B, TYP 20, 21): deductions from each sub-account are made daily for distribution fees, administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15%, 0.25% and 1.25% of the contract value, respectively.

(iii) Current Contract Series (TYP 30, 31): deductions from each sub-account are made daily for administration, the assumption of mortality and expense risks and an annual death benefit step rider equal to an effective annual rate of 0.40%, 1.25% and 0.05%, respectively.

(iv) Current Contract Series (VEN 44, 45, 46, 47, MLL47): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.30% and 1.45% of the contract value, respectively.

(v) Current Contract Series (WVA1N, A2N, A3N, P3N): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15% and 1.25% of the contract value, respectively.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

4. CONTRACT CHARGES (CONTINUED)

(vi) Current Contract Series (W3N1N, N3N): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.40% and 1.25% of the contract value, respectively.

(viii) Current Contract Series (W3A1N, A3N): deductions from each sub-account are made daily for administration, mortality and expense risks and the annual step-up value rider equal to an effective annual rate of 0.40%, 1.25% and 0.05% of the contract value, respectively.

(vix) Current Contract Series (WVP1N, P2N): deductions from each sub-account are made daily for administration, mortality and expense risks and the payment enhancement rider equal to an effective annual rate of 0.15%, 1.25% and 0.35% of the contract value, respectively.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

5. PURCHASES AND SALES OF INVESTMENTS

The following table shows aggregate cost of shares purchased and proceeds from sales of each sub-account for the year ended December 31, 2003:

                                                                                     PURCHASES           SALES
                                                                                  -------------------------------
Strategic Opportunities Portfolio--Class A                                         $ 1,128,087      $  5,879,923
Strategic Opportunities Portfolio--Class B                                           1,062,880            99,229
Investment Quality Bond Portfolio--Class A                                           3,841,524         8,175,949
Investment Quality Bond Portfolio--Class B                                           5,832,571         1,823,595
Growth & Income Portfolio--Class A                                                   5,314,851        17,682,253
Growth & Income Portfolio--Class B                                                   8,598,363           819,341
Blue Chip Growth Portfolio--Class A                                                  3,101,136        11,771,787
Blue Chip Growth Portfolio--Class B                                                  6,621,187           822,109
Money Market Portfolio--Class A                                                     55,985,689        87,166,281
Money Market Portfolio--Class B                                                     69,754,546        62,552,199
Global Equity Portfolio--Class A                                                       621,256         4,855,681
Global Equity Portfolio--Class B                                                     1,334,930           668,338
Global Bond Portfolio--Class A                                                       2,365,077         4,591,656
Global Bond Portfolio--Class B                                                       5,749,166         2,351,413
U.S. Government Securities Portfolio--Class A                                       10,731,670        23,046,062
U.S. Government Securities Portfolio--Class B                                       21,035,660         9,617,209
Diversified Bond Portfolio--Class A                                                  2,189,937         3,932,764
Diversified Bond Portfolio--Class B                                                  4,410,616           711,911
Income & Value Portfolio--Class A                                                    1,532,296         3,122,340
Income & Value Portfolio--Class B                                                    4,219,270           118,294
Large Cap Growth Portfolio--Class A                                                  1,603,557         3,980,926
Large Cap Growth Portfolio--Class B                                                  7,980,525           842,156
Equity-Income Portfolio--Class A                                                     6,508,093        12,704,314
Equity-Income Portfolio--Class B                                                    10,955,661           800,195
Strategic Bond Portfolio--Class A                                                    4,971,480         9,301,502
Strategic Bond Portfolio--Class B                                                    6,383,458         2,363,607
Overseas Portfolio--Class A                                                          1,136,289         3,174,401
Overseas Portfolio--Class B                                                          5,940,977         5,010,084
All Cap Core Portfolio--Class A                                                      1,292,125         3,167,995
All Cap Core Portfolio--Class B                                                        465,685           114,829
All Cap Growth Portfolio--Class A                                                   18,024,390        22,090,030
All Cap Growth Portfolio--Class B                                                    3,052,739           239,736

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

5. PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                                                     PURCHASES           SALES
                                                                                  -------------------------------
International Small Cap Portfolio--Class A                                         $   839,825      $  1,541,806
International Small Cap Portfolio--Class B                                           2,384,556           890,077
Pacific Rim Emerging Markets Portfolio--Class A                                      2,885,742         2,892,436
Pacific Rim Emerging Markets Portfolio--Class B                                      9,475,270         8,475,943
Science & Technology Portfolio--Class A                                              4,182,885         5,212,511
Science & Technology Portfolio--Class B                                              4,907,677           955,416
Emerging Small Company Portfolio--Class A                                            1,095,638         1,813,773
Emerging Small Company Portfolio--Class B                                            2,180,016           187,245
Aggressive Growth Portfolio--Class A                                                 2,729,033         3,498,003
Aggressive Growth Portfolio--Class B                                                 6,247,356         4,124,357
International Stock Portfolio--Class A                                               5,192,239         5,979,004
International Stock Portfolio--Class B                                               1,911,330         1,595,545
Quantitative Equity Portfolio--Class A                                                 559,679         2,743,018
Quantitative Equity Portfolio--Class B                                                 210,371            66,831
Value Portfolio--Class A                                                             1,110,521         2,473,121
Value Portfolio--Class B                                                             1,104,026           156,205
Real Estate Securities Portfolio--Class A                                            2,188,908         2,089,057
Real Estate Securities Portfolio--Class B                                            3,142,524           471,899
Balanced Portfolio--Class A                                                            673,979         1,347,583
Balanced Portfolio--Class B                                                            754,834           269,277
High Yield Portfolio--Class A                                                       14,932,664         8,186,571
High Yield Portfolio--Class B                                                       28,892,419        17,382,520
Lifestyle Aggressive 1000 Portfolio--Class A                                           720,959         1,081,495
Lifestyle Aggressive 1000 Portfolio--Class B                                        20,801,666         1,159,986
Lifestyle Growth 820 Portfolio--Class A                                              4,141,799         4,474,639
Lifestyle Growth 820 Portfolio--Class B                                             37,737,166         1,292,731
Lifestyle Balanced 640 Portfolio--Class A                                           11,658,236         5,862,483
Lifestyle Balanced 640 Portfolio--Class B                                           51,764,059         2,354,379
Lifestyle Moderate 460 Portfolio--Class A                                            5,651,905         4,987,745
Lifestyle Moderate 460 Portfolio--Class B                                           24,290,886         4,034,440
Lifestyle Conservative 280 Portfolio--Class A                                        5,448,944         8,308,419
Lifestyle Conservative 280 Portfolio--Class B                                       26,927,020        11,927,928
Small Company Value Portfolio--Class A                                               3,945,373         4,616,928
Small Company Value Portfolio--Class B                                               8,233,087           961,656
International Value Portfolio--Class A                                               1,590,202         1,212,059
International Value Portfolio--Class B                                               8,660,282         4,036,630

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

5. PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                                                     PURCHASES           SALES
                                                                                  -------------------------------
Small Company Blend Portfolio--Class A                                             $ 1,308,738      $     955,008
Small Company Blend Portfolio--Class B                                               3,222,732            577,217
Total Return Portfolio--Class A                                                     17,054,804         21,202,088
Total Return Portfolio--Class B                                                     30,545,562          8,960,318
U.S. Large Cap Portfolio--Class A                                                    1,939,064          1,850,531
U.S. Large Cap Portfolio--Class B                                                    7,689,943            530,929
Mid Cap Stock Portfolio--Class A                                                     2,674,017          1,839,187
Mid Cap Stock Portfolio--Class B                                                     5,956,560          1,045,852
Global Allocation Portfolio--Class A                                                 1,081,637            261,490
Global Allocation Portfolio--Class B                                                 1,256,216             93,437
Dynamic Growth Portfolio--Class A                                                    2,699,964            701,077
Dynamic Growth Portfolio--Class B                                                    2,727,938            139,833
Internet Technologies Portfolio--Class A                                               152,376          1,413,005
Internet Technologies Portfolio--Class B                                               169,213            292,992
International Index Portfolio--Class A                                                 689,402            575,027
International Index Portfolio--Class B                                                 864,680             33,896
Total Stock Market Index Portfolio--Class A                                            499,612            526,657
Total Stock Market Index Portfolio--Class B                                          3,528,455            116,455
500 Index Portfolio--Class A                                                         7,684,565          8,650,004
500 Index Portfolio--Class B                                                        10,772,226          2,107,100
Mid Cap Index Portfolio--Class A                                                     1,277,454          1,319,019
Mid Cap Index Portfolio--Class B                                                     2,847,596            391,673
Small Cap Index Portfolio--Class A                                                   3,692,609          4,462,542
Small Cap Index Portfolio--Class B                                                   7,266,284          4,908,363
Capital Appreciation Portfolio--Class A                                                202,989            267,592
Capital Appreciation Portfolio--Class B                                              1,587,390            277,327
Telecommunications Portfolio--Class A                                                   38,191            398,907
Telecommunications Portfolio--Class B                                                  108,756            216,709
Health Sciences Portfolio--Class A                                                   1,908,996          1,649,471
Health Sciences Portfolio--Class B                                                   2,981,666            388,456
Mid Cap Growth Portfolio--Class A                                                      389,998          1,833,896
Mid Cap Growth Portfolio--Class B                                                      428,031            781,393
Mid Cap Opportunities Portfolio--Class A                                                31,330            910,925
Mid Cap Opportunities Portfolio--Class B                                               240,096            460,907
Financial Services Portfolio--Class A                                                  777,704            599,435
Financial Services Portfolio--Class B                                                2,110,516            272,410

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

5. PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                                                     PURCHASES           SALES
                                                                                  -------------------------------
Quantitative Mid Cap Portfolio--Class A                                            $   154,954      $    207,102
Quantitative Mid Cap Portfolio--Class B                                                324,720            14,885
Strategic Growth Portfolio--Class A                                                    232,395           439,440
Strategic Growth Portfolio--Class B                                                  2,969,187           228,834
All Cap Value Portfolio--Class A                                                     1,333,224         1,155,867
All Cap Value Portfolio--Class B                                                     3,973,071           932,069
Strategic Value Portfolio--Class A                                                     233,392           416,705
Strategic Value Portfolio--Class B                                                   1,449,825           144,805
Utilities Portfolio--Class A                                                         1,226,384         1,000,091
Utilities Portfolio--Class B                                                           897,948            56,769
Mid Cap Value Portfolio--Class A                                                     1,013,000         1,928,832
Mid Cap Value Portfolio--Class B                                                     8,458,777           725,578
Fundamental Value Portfolio--Class A                                                 1,025,593         1,148,583
Fundamental Value Portfolio--Class B                                                 6,059,972           806,233
Emerging Growth Portfolio--Class B                                                     457,052            97,751
Natural Resources Portfolio--Class B                                                 1,359,740           117,852
Mid Cap Core Portfolio--Class B                                                      1,961,255            18,790
Quantitative All Cap Portfolio--Class B                                                 84,864               504
Large Cap Value Portfolio--Class B                                                     427,882             1,017
Small Cap Opportunities Portfolio--Class B                                             615,892            22,452
Special Value Portfolio--Class B                                                       114,450            11,083
Real Return Bond Portfolio--Class B                                                  5,060,329           916,892
American International Portfolio--Class B                                            3,426,914           288,545
American Growth Portfolio--Class B                                                  13,368,720           988,807
American Blue-Chip Income & Growth Portfolio--Class B                                7,432,831            92,233
American Growth-Income Portfolio--Class B                                            8,926,163           340,485
Scudder 21st Century Growth Portfolio--Class B                                         401,227             1,601
Scudder Capital Growth Portfolio--Class B                                              720,348             4,776
Scudder Global Discovery Portfolio--Class B                                            376,338             5,356
Scudder Growth & Income Portfolio--Class B                                             923,560            17,623
Scudder Health Sciences Portfolio--Class B                                           1,279,911           194,729
Scudder International Portfolio--Class B                                             1,141,539            22,086
Scudder Aggressive Growth Portfolio--Class B                                           684,771             3,880
Scudder Blue Chip Portfolio--Class B                                                 1,612,159            10,176
Scudder Contarian Value Portfolio--Class B                                           1,465,587            23,425

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

5. PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                                                     PURCHASES           SALES
                                                                                  -------------------------------
Scudder Global Blue Chip Portfolio--Class B                                        $    546,954     $      3,933
Scudder Government Securities Portfolio--Class B                                      2,661,010          179,543
Scudder Growth Portfolio--Class B                                                       479,530          102,472
Scudder High Income Portfolio--Class B                                                1,995,000          174,671
Scudder International Select Equity Portfolio--Class B                                  903,369          268,971
Scudder Fixed Income Portfolio--Class B                                               3,042,499          116,139
Scudder Money Market Portfolio--Class B                                               7,941,333        3,918,792
Scudder Small Cap Growth Portfolio--Class B                                           1,377,367            3,300
Scudder Technology Growth Portfolio--Class B                                          1,169,036          337,232
Scudder Total Return Portfolio--Class B                                               2,566,405          256,144
Scudder Davis Venture Value Portfolio--Class B                                        2,285,780           25,197
Scudder Dreman Financial Services Portfolio--Class B                                    875,211          204,174
Scudder Dreman High Return Equity Portfolio--Class B                                  2,792,293           13,691
Scudder Dreman Small Cap Value Portfolio--Class B                                     1,570,958           34,178
Scudder Eagle Focused Large Cap Growth Portfolio--Class B                             1,147,880            9,826
Scudder Focus Value & Growth Portfolio--Class B                                         223,665            5,502
Scudder Index 500 Portfolio--Class B                                                  2,674,043           19,427
Scudder Invesco Dynamic Growth Portfolio--Class B                                       230,827            2,666
Scudder Janus Growth & Income Portfolio--Class B                                        877,409            6,833
Scudder Janus Growth Opportunities Portfolio--Class B                                   258,320            2,547
Scudder MFS Strategic Value Portfolio--Class B                                        1,101,299           14,427
Scudder Oak Strategic Equity Portfolio--Class B                                         717,943            3,017
Scudder Turner Mid Cap Growth Portfolio--Class B                                      1,021,162          304,883
Scudder Real Estate Portfolio--Class B                                                1,544,213           12,627
Scudder Strategic Income Portfolio--Class B                                             969,127           84,201
Alger American Balanced Portfolio--Class B                                            1,930,433           11,290
Alger American Leveraged All Cap Portfolio--Class B                                     517,414            6,692
Credit Suisse Emerging Markets Portfolio--Class B                                       487,853           25,376
Credit Suisse Global Post Venture Capital Portfolio--Class B                            160,014              419
Dreyfus Socially Responsible Growth Fund Portfolio--Class B                             165,424           18,897
Dreyfus IP Midcap Stock Portfolio--Class B                                            2,220,089           74,483
Invesco Utilities Portfolio--Class B                                                    459,503           12,088
                                                                             -----------------------------------

Total                                                                              $849,433,424     $531,912,447
                                                                             ===================================

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION

                                                                    STRATEGIC OPPORTUNITIES TRUST A
                                           -------------------------------------------------------------------------------------
                                                     2003                           2002                           2001
                                           -------------------------------------------------------------------------------------
Units, beginning of period                               2,126,799                      2,418,573                      2,526,191
Units issued                                               132,368                        317,485                        563,812
Units redeemed                                            (381,423)                      (609,259)                      (671,430)
                                           -------------------------------------------------------------------------------------
Units, end of period                                     1,877,744                      2,126,799                      2,418,573
                                           =====================================================================================
Unit value                                 $7.417269 TO $22.785020        $5.998128 to $18.361297        $9.968780 to $30.409247

Net assets, end of period                              $35,114,546                    $32,409,304                    $65,388,991

Investment income ratio*                                      0.00%                          0.00%                          0.50%

Expense ratio, lowest to highest**                   1.40% TO 1.75%                 1.40% to 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                 23.66% TO 24.09%            (39.83%) to (39.62%)           (16.65%) to (13.41%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                              STRATEGIC OPPORTUNITIES TRUST B
                                                    ------------------------------------------------------
                                                              2003                           2002
                                                    ------------------------------------------------------
Units, beginning of period                                           18,855                              0
Units issued                                                        118,469                         22,453
Units redeemed                                                       (9,640)                        (3,598)
                                                    ------------------------------------------------------
Units, end of period                                                127,684                         18,855
                                                    ======================================================
Unit value                                          $9.831290 TO $10.173768         $7.956590 to $8.213230

Net assets, end of period                                        $1,292,365                       $153,585

Investment income ratio*                                               0.00%                          0.00%

Expense ratio, lowest to highest**                            1.40% TO 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                          23.44% TO 23.87%             (36.35%) to (9.50%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                    INVESTMENT QUALITY BOND TRUST A
                                          --------------------------------------------------------------------------------------
                                                     2003                           2002                           2001
                                          --------------------------------------------------------------------------------------
Units, beginning of period                               1,207,940                        930,078                        578,146
Units issued                                               143,394                        543,664                        747,349
Units redeemed                                            (398,052)                      (265,802)                      (395,417)
                                          --------------------------------------------------------------------------------------
Units, end of period                                       953,282                      1,207,940                        930,078
                                          ======================================================================================
Unit value                                $15.684843 TO $24.940564       $14.872861 to $23.566806       $13.767444 to $21.739025

Net assets, end of period                              $19,567,615                    $23,510,193                    $17,713,998

Investment income ratio*                                      5.30%                          4.96%                          5.26%

Expense ratio, lowest to highest**                   1.40% TO 1.75%                 1.40% to 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                   5.46% TO 5.83%                 8.03% to 8.41%                 4.59% to 5.83%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                              INVESTMENT QUALITY BOND TRUST B
                                                   -------------------------------------------------------
                                                              2003                           2002
                                                   -------------------------------------------------------
Units, beginning of period                                          184,741                              0
Units issued                                                        412,931                        219,208
Units redeemed                                                     (131,454)                       (34,467)
                                                   -------------------------------------------------------
Units, end of period                                                466,218                        184,741
                                                   =======================================================
Unit value                                         $14.040925 TO $14.145464       $13.324346 to $13.410129

Net assets, end of period                                        $6,561,941                     $2,464,300

Investment income ratio*                                               4.25%                          0.33%

Expense ratio, lowest to highest**                            1.40% TO 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                            5.38% TO 5.75%                 2.27% to 7.28%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                         GROWTH & INCOME TRUST A
                                            -------------------------------------------------------------------------------------
                                                      2003                           2002                           2001
                                            -------------------------------------------------------------------------------------
Units, beginning of period                                5,354,904                      5,816,181                      5,393,278
Units issued                                                361,607                      1,088,530                      1,525,043
Units redeemed                                             (883,322)                    (1,549,808)                    (1,102,140)
                                            -------------------------------------------------------------------------------------
Units, end of period                                      4,833,189                      5,354,903                      5,816,181
                                            =====================================================================================
Unit value                                  $9.399287 TO $28.846586        $7.556172 to $23.109098       $10.162651 to $30.971701

Net assets, end of period                              $105,348,633                    $95,740,462                   $154,965,453

Investment income ratio*                                       1.00%                          0.66%                          0.41%

Expense ratio, lowest to highest**                    1.40% TO 1.75%                 1.40% to 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                  24.39% TO 24.83%            (25.65%) to (25.39%)           (12.74%) to (11.22%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                  GROWTH & INCOME TRUST B
                                                   -------------------------------------------------------
                                                              2003                           2002
                                                   -------------------------------------------------------
Units, beginning of period                                          243,460                              0
Units issued                                                        791,003                        267,753
Units redeemed                                                      (68,319)                       (24,293)
                                                   -------------------------------------------------------
Units, end of period                                                966,144                        243,460
                                                   =======================================================
Unit value                                         $11.843741 TO $12.855881        $9.525105 to $10.313304

Net assets, end of period                                       $12,268,573                     $2,495,966

Investment income ratio*                                               0.81%                          0.02%

Expense ratio, lowest to highest**                            1.40% TO 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                          24.22% TO 24.65%             (23.80%) to (6.48%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                       BLUE CHIP GROWTH TRUST A
                                          -------------------------------------------------------------------------------------
                                                    2003                           2002                           2001
                                          -------------------------------------------------------------------------------------
Units, beginning of period                              4,317,765                      4,704,819                      4,645,360
Units issued                                              289,902                        720,092                      1,202,166
Units redeemed                                           (795,871)                    (1,107,146)                    (1,142,707)
                                          -------------------------------------------------------------------------------------
Units, end of period                                    3,811,796                      4,317,765                      4,704,819
                                          =====================================================================================
Unit value                                $9.153842 TO $20.165015        $7.211675 to $15.870738        $9.689796 to $21.302974

Net assets, end of period                             $63,874,566                    $57,549,632                    $89,407,674

Investment income ratio*                                     0.04%                          0.00%                          0.00%

Expense ratio, lowest to highest**                  1.40% TO 1.75%                 1.40% to 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                26.93% TO 27.38%            (25.57%) to (25.31%)           (16.02%) to (12.75%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                 BLUE CHIP GROWTH TRUST B
                                                   -------------------------------------------------------
                                                              2003                           2002
                                                   -------------------------------------------------------
Units, beginning of period                                          165,993                              0
Units issued                                                        606,063                        174,945
Units redeemed                                                      (73,148)                        (8,952)
                                                   -------------------------------------------------------
Units, end of period                                                698,908                        165,993
                                                   =======================================================
Unit value                                         $12.090745 TO $13.013611        $9.527205 to $10.228826

Net assets, end of period                                        $8,975,191                     $1,680,569

Investment income ratio*                                               0.11%                          0.00%

Expense ratio, lowest to highest**                            1.40% TO 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                          26.78% TO 27.22%             (23.78%) to (6.75%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   MONEY MARKET TRUST A
                                      --------------------------------------------------------------------------------
                                                 2003                        2002                       2001
                                      --------------------------------------------------------------------------------
Units, beginning of period                           4,836,130                   4,564,279                   2,436,548
Units issued                                         4,002,349                  27,474,859                  23,725,546
Units redeemed                                      (6,160,308)                (27,203,008)                (21,597,815)
                                      --------------------------------------------------------------------------------

Units, end of period                                 2,678,171                   4,836,130                   4,564,279
                                      ================================================================================

Unit value                            $12.697270 TO $17.191998    $12.833898 to $17.333587    $12.895798 to $17.373703

Net assets, end of period                          $40,217,219                 $71,391,279                 $69,981,120

Investment income ratio*                                  0.60%                       1.17%                       3.34%

Expense ratio, lowest to highest**               1.40% TO 1.75%              1.40% to 1.75%              1.40% to 1.75%

Total return, lowest to highest***            (1.16%) TO (0.82%)          (0.58%) to (0.23%)             1.77% to 2.14%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                       MONEY MARKET TRUST B
                                      ----------------------------------------------------
                                                 2003                       2002
                                      ----------------------------------------------------
Units, beginning of period                             967,894                           0
Units issued                                         5,646,489                   3,054,895
Units redeemed                                      (5,047,608)                 (2,087,001)
                                      ----------------------------------------------------

Units, end of period                                 1,566,775                     967,894
                                      ====================================================

Unit value                            $12.263567 TO $12.336529    $12.420152 to $12.462854

Net assets, end of period                          $19,244,952                 $12,039,280

Investment income ratio*                                  0.37%                       0.59%

Expense ratio, lowest to highest**               1.40% TO 1.75%              1.40% to 1.75%

Total return, lowest to highest***            (1.36%) TO (1.01%)          (0.64%) to (0.08%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   GLOBAL EQUITY TRUST A
                                      --------------------------------------------------------------------------------
                                                2003                         2002                       2001
                                      --------------------------------------------------------------------------------
Units, beginning of period                           1,451,265                   1,656,525                   1,886,504
Units issued                                            28,097                   1,122,855                     225,211
Units redeemed                                        (257,642)                 (1,328,115)                   (455,190)
                                      --------------------------------------------------------------------------------

Units, end of period                                 1,221,720                   1,451,265                   1,656,525
                                      ================================================================================

Unit value                            $11.125022 TO $22.606366    $ 8.882263 to $17.985999    $11.174588 to $22.548612

Net assets, end of period                          $25,984,138                 $24,611,343                 $36,287,981

Investment income ratio*                                  0.91%                       1.39%                       2.49%

Expense ratio, lowest to highest**               1.40% TO 1.75%              1.40% to 1.75%              1.40% to 1.75%

Total return, lowest to highest***             25.25% TO 25.69%         (20.51%) to (20.23%)        (17.47%) to (17.09%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                     GLOBAL EQUITY TRUST B
                                      ----------------------------------------------------
                                                2003                        2002
                                      ----------------------------------------------------
Units, beginning of period                              24,202                           0
Units issued                                           122,703                     171,874
Units redeemed                                         (63,005)                   (147,672)
                                      ----------------------------------------------------

Units, end of period                                    83,900                      24,202
                                      ====================================================

Unit value                            $12.737013 TO $12.971433    $10.177657 to $10.339112

Net assets, end of period                           $1,083,508                    $249,566

Investment income ratio*                                  0.58%                       0.02%

Expense ratio, lowest to highest**               1.40% TO 1.75%              1.40% to 1.75%

Total return, lowest to highest***             25.02% TO 25.46%          (18.58%) to (4.46%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                    GLOBAL BOND TRUST A
                                      --------------------------------------------------------------------------------
                                               2003                         2002                       2001
                                      --------------------------------------------------------------------------------
Units, beginning of period                             445,908                     270,370                     297,496
Units issued                                           108,256                     374,866                     358,156
Units redeemed                                        (220,993)                   (199,328)                   (385,282)
                                      --------------------------------------------------------------------------------

Units, end of period                                   333,171                     445,908                     270,370
                                      ================================================================================

Unit value                            $17.017639 TO $26.301362    $15.007467 to $23.113561    $12.713906 to $19.512793

Net assets, end of period                           $7,789,870                  $9,221,378                  $4,982,215

Investment income ratio*                                  3.99%                       0.00%                       0.00%

Expense ratio, lowest to highest**               1.40% TO 1.75%              1.40% to 1.75%              1.40% to 1.75%

Total return, lowest to highest***             13.39% TO 13.79%            18.04% to 18.45%           (2.07%) to (0.88%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                       GLOBAL BOND TRUST B
                                      ----------------------------------------------------
                                                2003                        2002
                                      ----------------------------------------------------
Units, beginning of period                              96,278                           0
Units issued                                           373,238                     246,256
Units redeemed                                        (153,136)                   (149,978)
                                      ----------------------------------------------------

Units, end of period                                   316,380                      96,278
                                      ====================================================

Unit value                            $16.172895 TO $16.932377    $14.290823 to $14.946973

Net assets, end of period                           $5,159,954                  $1,379,417

Investment income ratio*                                  3.49%                       0.00%

Expense ratio, lowest to highest**               1.40% TO 1.75%              1.40% to 1.75%

Total return, lowest to highest***             13.17% TO 13.57%             5.13% to 19.58%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                              U.S. GOVERNMENT SECURITIES TRUST A
                                      --------------------------------------------------------------------------------
                                                 2003                       2002                       2001
                                      --------------------------------------------------------------------------------
Units, beginning of period                           2,575,837                   1,464,448                     832,568
Units issued                                           557,186                   1,758,529                   1,428,710
Units redeemed                                      (1,280,559)                   (647,140)                   (796,830)
                                      --------------------------------------------------------------------------------

Units, end of period                                 1,852,464                   2,575,837                   1,464,448
                                      ================================================================================

Unit value                            $14.724137 TO $22.541971    $14.728774 to $22.470272    $13.879256 to $21.100300

Net assets, end of period                          $34,706,928                 $47,850,583                 $27,017,212

Investment income ratio*                                  3.48%                       3.14%                       4.64%

Expense ratio, lowest to highest**               1.40% TO 1.75%              1.40% to 1.75%              1.40% to 1.75%

Total return, lowest to highest***             (0.03%) TO 0.32%              6.12% to 6.49%              4.49% to 5.54%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                 U.S. GOVERNMENT SECURITIES TRUST B
                                      ----------------------------------------------------
                                                2003                       2002
                                      ----------------------------------------------------
Units, beginning of period                             381,311                           0
Units issued                                         1,588,522                     683,537
Units redeemed                                        (728,242)                   (302,226)
                                      ----------------------------------------------------

Units, end of period                                 1,241,591                     381,311
                                      ====================================================

Unit value                            $13.076906 TO $13.219027    $13.099241 to $13.228371

Net assets, end of period                          $16,276,783                  $4,998,711

Investment income ratio*                                  2.63%                       0.12%

Expense ratio, lowest to highest**               1.40% TO 1.75%              1.40% to 1.75%

Total return, lowest to highest***             (0.17%) TO 0.18%              1.15% to 5.83%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                  DIVERSIFIED BOND TRUST A
                                      --------------------------------------------------------------------------------
                                                 2003                        2002                        2001
                                      --------------------------------------------------------------------------------
Units, beginning of period                             915,649                     741,188                     434,475
Units issued                                            80,146                     401,429                     464,216
Units redeemed                                        (203,202)                   (226,968)                   (157,503)
                                      --------------------------------------------------------------------------------

Units, end of period                                   792,593                     915,649                     741,188
                                      ================================================================================

Unit value                            $15.085667 TO $22.635102    $14.676304 to $21.943927    $13.879479 to $20.680033

Net assets, end of period                          $14,620,167                 $16,423,316                 $13,495,322

Investment income ratio*                                  4.85%                       4.09%                       4.99%

Expense ratio, lowest to highest**               1.40% TO 1.75%              1.40% to 1.75%              1.40% to 1.75%

Total return, lowest to highest***               2.79% TO 3.15%              5.74% to 6.11%              4.34% to 5.59%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                    DIVERSIFIED BOND TRUST B
                                      ----------------------------------------------------
                                                 2003                       2002
                                      ----------------------------------------------------

Units, beginning of period                             110,059                           0
Units issued                                           321,198                     130,362
Units redeemed                                         (51,223)                    (20,303)
                                      ----------------------------------------------------

Units, end of period                                   380,034                     110,059
                                      ====================================================

Unit value                            $13.538653 TO $13.616385    $13.172978 to $13.202313

Net assets, end of period                           $5,155,780                  $1,450,752

Investment income ratio*                                  3.76%                       0.22%

Expense ratio, lowest to highest**               1.40% TO 1.75%              1.40% to 1.75%

Total return, lowest to highest***               2.78% TO 3.14%              1.83% to 5.62%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   INCOME & VALUE TRUST A
                                      --------------------------------------------------------------------------------
                                                 2003                        2002                        2001
                                      --------------------------------------------------------------------------------
Units, beginning of period                           1,169,364                   1,182,053                   1,096,999
Units issued                                            79,689                     224,891                     252,023
Units redeemed                                        (158,616)                   (237,580)                   (166,969)
                                      --------------------------------------------------------------------------------

Units, end of period                                 1,090,437                   1,169,364                   1,182,053
                                      ================================================================================

Unit value                            $12.949206 TO $23.683960    $10.418378 to $18.988592    $12.611582 to $22.905535

Net assets, end of period                          $22,537,218                 $19,696,868                 $25,400,727

Investment income ratio*                                  1.97%                       2.10%                       2.71%

Expense ratio, lowest to highest**               1.40% TO 1.75%              1.40% to 1.75%              1.40% to 1.75%

Total return, lowest to highest***             24.29% TO 24.73%        (17.39%) to  (17.10%)           (0.68%) to 0.96%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                     INCOME & VALUE TRUST B
                                      ----------------------------------------------------
                                                2003                       2002
                                      ----------------------------------------------------
Units, beginning of period                              72,421                           0
Units issued                                           353,422                      73,361
Units redeemed                                          (7,970)                       (840)
                                      ----------------------------------------------------

Units, end of period                                   417,873                      72,421
                                      ====================================================

Unit value                            $12.995332 TO $13.518115    $10.461390 to $10.855096

Net assets, end of period                           $5,603,896                    $782,354

Investment income ratio*                                  1.34%                       0.06%

Expense ratio, lowest to highest**               1.40% TO 1.75%              1.40% to 1.75%

Total return, lowest to highest***             24.10% TO 24.53%          (16.31%) to (5.24%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   LARGE CAP GROWTH TRUST A
                                      --------------------------------------------------------------------------------
                                                2003                         2002                      2001
                                      --------------------------------------------------------------------------------
Units, beginning of period                           1,747,804                   1,557,635                   1,112,721
Units issued                                           157,253                     631,104                     855,208
Units redeemed                                        (359,078)                   (440,935)                   (410,294)
                                      --------------------------------------------------------------------------------

Units, end of period                                 1,545,979                   1,747,804                   1,557,635
                                      ================================================================================

Unit value                             $8.238003 TO $18.343918     $6.689181 to $14.843099     $8.821694 to $19.506566

Net assets, end of period                          $20,288,998                 $18,491,396                 $24,264,410

Investment income ratio*                                  0.26%                       0.33%                       0.00%

Expense ratio, lowest to highest**               1.40% TO 1.75%              1.40% to 1.75%              1.40% to 1.75%

Total return, lowest to highest***             23.15% TO 23.59%         (24.17%) to (23.91%)        (19.17%) to (16.38%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                   LARGE CAP GROWTH TRUST B
                                      ----------------------------------------------------
                                                 2003                       2002
                                      ----------------------------------------------------
Units, beginning of period                             111,287                           0
Units issued                                           755,517                     122,645
Units redeemed                                         (74,826)                    (11,358)
                                      ----------------------------------------------------

Units, end of period                                   791,978                     111,287
                                      ====================================================

Unit value                            $11.782886 TO $12.490048    $ 9.564734 to $10.113484

Net assets, end of period                           $9,813,285                  $1,119,983

Investment income ratio*                                  0.25%                       0.01%

Expense ratio, lowest to highest**               1.40% TO 1.75%              1.40% to 1.75%

Total return, lowest to highest***             23.07% TO 23.50%          (23.48%) to (6.30%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   EQUITY-INCOME TRUST A
                                      --------------------------------------------------------------------------------
                                                 2003                       2002                        2001
                                      --------------------------------------------------------------------------------
Units, beginning of period                           3,515,222                   3,545,862                   3,287,861
Units issued                                           250,081                     756,335                   1,027,916
Units redeemed                                        (631,616)                   (786,975)                   (769,915)
                                      --------------------------------------------------------------------------------

Units, end of period                                 3,133,687                   3,515,222                   3,545,862
                                      ================================================================================

Unit value                            $14.929570 TO $26.499566     $12.09879 to $21.400057    $14.198434 to $25.025958

Net assets, end of period                          $72,725,338                 $66,375,209                 $83,194,978

Investment income ratio*                                  1.51%                       1.38%                       1.73%

Expense ratio, lowest to highest**               1.40% TO 1.75%              1.40% to 1.75%              1.40% to 1.75%

Total return, lowest to highest***             23.40% TO 23.83%         (14.79%) to (14.49%)           (0.38%) to 0.14%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                       EQUITY-INCOME TRUST B
                                      ----------------------------------------------------
                                                2003                        2002
                                      ----------------------------------------------------
Units, beginning of period                             340,555                           0
Units issued                                           976,786                     353,883
Units redeemed                                         (67,978)                    (13,328)
                                      ----------------------------------------------------

Units, end of period                                 1,249,363                     340,555
                                      ====================================================

Unit value                            $12.822685 TO $13.202023    $10.405752 to $10.702893

Net assets, end of period                          $16,139,401                  $3,556,553

Investment income ratio*                                  1.10%                       0.01%

Expense ratio, lowest to highest**               1.40% TO 1.75%              1.40% to 1.75%

Total return, lowest to highest***             23.23% TO 23.66%          (16.75%) to (3.87%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                     STRATEGIC BOND TRUST A
                                      --------------------------------------------------------------------------------
                                                 2003                        2002                        2001
                                      --------------------------------------------------------------------------------
Units, beginning of period                           1,572,858                   1,497,043                   1,586,300
Units issued                                           229,052                     604,645                     890,777
Units redeemed                                        (522,827)                   (528,830)                   (980,034)
                                      --------------------------------------------------------------------------------

Units, end of period                                 1,279,083                   1,572,858                   1,497,043
                                      ================================================================================

Unit value                            $16.033629 TO $19.414151    $14.424843 to $17.405164    $13.472399 to $16.199150

Net assets, end of period                          $23,715,277                 $26,185,280                 $23,841,229

Investment income ratio*                                  4.98%                       7.09%                       7.54%

Expense ratio, lowest to highest**               1.40% TO 1.75%              1.40% to 1.75%              1.40% to 1.75%

Total return, lowest to highest***             11.15% TO 11.54%              7.07% to 7.44%              3.75% to 4.76%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                    STRATEGIC BOND TRUST B
                                      ----------------------------------------------------
                                                2003                        2002
                                      ----------------------------------------------------
Units, beginning of period                             109,747                           0
Units issued                                           455,908                     155,480
Units redeemed                                        (171,369)                    (45,733)
                                      ----------------------------------------------------

Units, end of period                                   394,286                     109,747
                                      ====================================================

Unit value                            $14.447843 TO $14.681293    $13.019956 to $13.217126

Net assets, end of period                           $5,716,455                  $1,431,931

Investment income ratio*                                  3.27%                       0.36%

Expense ratio, lowest to highest**               1.40% TO 1.75%              1.40% to 1.75%

Total return, lowest to highest***             10.97% TO 11.36%              1.36% to 5.74%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                     OVERSEAS TRUST A
                                       -------------------------------------------------------------------------------
                                                2003                       2002                         2001
                                       -------------------------------------------------------------------------------
Units, beginning of period                           1,336,186                   1,594,922                   1,790,210
Units issued                                           124,088                   1,547,494                     610,578
Units redeemed                                        (353,037)                 (1,806,230)                   (805,866)
                                       -------------------------------------------------------------------------------

Units, end of period                                 1,107,237                   1,336,186                   1,594,922
                                       ===============================================================================

Unit value                             $9.492621 TO $11.677803      $6.716070 to $8.233265     $8.700270 to $10.628366

Net assets, end of period                          $12,696,022                 $10,828,509                 $16,786,438

Investment income ratio*                                  0.48%                       0.61%                       0.29%

Expense ratio, lowest to highest**               1.40% TO 1.75%              1.40% to 1.75%              1.40% to 1.75%

Total return, lowest to highest***             41.34% TO 41.84%         (22.81%) to (22.54%)        (22.40%) to (22.13%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                        OVERSEAS TRUST B
                                      ----------------------------------------------------
                                                 2003                       2002
                                      ----------------------------------------------------
Units, beginning of period                              22,104                           0
Units issued                                           578,887                     328,435
Units redeemed                                        (489,830)                   (306,331)
                                      ----------------------------------------------------

Units, end of period                                   111,161                      22,104
                                      ====================================================

Unit value                            $13.611378 TO $14.150722     $9.638389 to $10.010302

Net assets, end of period                           $1,524,692                    $213,727

Investment income ratio*                                  0.41%                       0.03%

Expense ratio, lowest to highest**               1.40% TO 1.75%              1.40% to 1.75%

Total return, lowest to highest***             41.22% TO 41.71%          (22.89%) to (7.21%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                    ALL CAP CORE TRUST A
                                       -------------------------------------------------------------------------------
                                                2003                        2002                        2001
                                       -------------------------------------------------------------------------------
Units, beginning of period                           1,179,310                   1,329,645                   1,350,723
Units issued                                           180,775                     198,443                     386,157
Units redeemed                                        (309,128)                   (348,778)                   (407,235)
                                       -------------------------------------------------------------------------------

Units, end of period                                 1,050,957                   1,179,310                   1,329,645
                                       ===============================================================================

Unit value                             $6.669038 TO $14.919288     $5.159206 to $11.501386     $7.022468 to $15.600316

Net assets, end of period                          $13,408,729                 $11,920,870                 $19,241,008

Investment income ratio*                                  0.00%                       0.00%                       0.00%

Expense ratio, lowest to highest**               1.40% TO 1.75%              1.40% to 1.75%              1.40% to 1.75%

Total return, lowest to highest***             29.26% TO 29.72%         (26.53%) to (26.27%)        (22.66%) to (17.22%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                      ALL CAP CORE TRUST B
                                      ----------------------------------------------------
                                                 2003                       2002
                                      ----------------------------------------------------
Units, beginning of period                               9,369                           0
Units issued                                            40,204                      13,584
Units redeemed                                          (9,333)                     (4,215)
                                      ----------------------------------------------------

Units, end of period                                    40,240                       9,369
                                      ====================================================

Unit value                            $12.127142 TO $13.642000     $9.392813 to $10.539761

Net assets, end of period                             $536,830                     $94,056

Investment income ratio*                                  0.00%                       0.00%

Expense ratio, lowest to highest**               1.40% TO 1.75%              1.40% to 1.75%

Total return, lowest to highest***             28.98% TO 29.43%          (24.86%) to (4.53%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                                    ALL CAP GROWTH TRUST A
                                       -------------------------------------------------------------------------------
                                                2003                        2002                       2001
                                       -------------------------------------------------------------------------------
Units, beginning of period                           2,165,035                   2,514,602                   2,535,584
Units issued                                         1,445,762                  12,876,932                   9,420,228
Units redeemed                                      (1,755,233)                (13,226,499)                 (9,441,210)
                                       -------------------------------------------------------------------------------

Units, end of period                                 1,855,564                   2,165,035                   2,514,602
                                       ===============================================================================

Unit value                             $7.312204 TO $17.030370     $5.757704 to $13.363096      $7.751463 to 17.927398

Net assets, end of period                          $25,992,661                 $24,084,128                 $40,129,660

Investment income ratio*                                  0.00%                       0.00%                       0.00%

Expense ratio, lowest to highest**               1.40% TO 1.75%              1.40% to 1.75%              1.40% to 1.75%

Total return, lowest to highest***             27.00% TO 27.44%         (25.72%) to (25.46%)        (25.03%) to (19.77%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                     ALL CAP GROWTH TRUST B
                                      ----------------------------------------------------
                                                 2003                       2002
                                      ----------------------------------------------------
Units, beginning of period                              62,168                           0
Units issued                                           280,386                      66,542
Units redeemed                                         (19,479)                     (4,374)
                                      ----------------------------------------------------

Units, end of period                                   323,075                      62,168
                                      ====================================================

Unit value                            $11.992594 TO $12.767854     $9.451441 to $10.037335

Net assets, end of period                           $4,079,370                    $612,581

Investment income ratio*                                  0.00%                       0.00%

Expense ratio, lowest to highest**               1.40% TO 1.75%              1.40% to 1.75%

Total return, lowest to highest***             26.76% TO 27.20%          (24.39%) to (7.06%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                               INTERNATIONAL SMALL CAP TRUST A
                                       -------------------------------------------------------------------------------
                                                 2003                        2002                       2001
                                       -------------------------------------------------------------------------------
Units, beginning of period                             538,843                     631,010                     778,757
Units issued                                            74,002                   1,483,111                   1,286,682
Units redeemed                                        (136,238)                 (1,575,278)                 (1,434,429)
                                       -------------------------------------------------------------------------------

Units, end of period                                   476,607                     538,843                     631,010
                                       ===============================================================================

Unit value                             $8.460002 TO $16.062039     $5.556362 to $10.512423     $6.790288 to $12.802022

Net assets, end of period                           $7,212,758                  $5,297,314                  $7,862,927

Investment income ratio*                                  0.00%                       0.00%                       0.00%

Expense ratio, lowest to highest**               1.40% TO 1.75%              1.40% to 1.75%              1.40% to 1.75%

Total return, lowest to highest***             52.26% TO 52.79%         (18.17%) to (17.88%)        (32.29%) to (32.06%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                 INTERNATIONAL SMALL CAP TRUST B
                                      ----------------------------------------------------
                                                 2003                       2002
                                      ----------------------------------------------------
Units, beginning of period                               9,837                           0
Units issued                                           199,779                     318,545
Units redeemed                                         (81,473)                   (308,708)
                                      ----------------------------------------------------

Units, end of period                                   128,143                       9,837
                                      ====================================================

Unit value                            $15.001355 TO $15.534502     $9.866121 to $10.206568

Net assets, end of period                           $1,931,533                     $97,600

Investment income ratio*                                  0.00%                       0.00%

Expense ratio, lowest to highest**               1.40% TO 1.75%              1.40% to 1.75%

Total return, lowest to highest***             52.05% TO 52.58%          (21.07%) to (6.40%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                             PACIFIC RIM EMERGING MARKETS TRUST A
                                       -------------------------------------------------------------------------------
                                                2003                         2002                        2001
                                       -------------------------------------------------------------------------------
Units, beginning of period                             265,774                     303,562                     386,086
Units issued                                           395,419                   1,361,251                   2,776,238
Units redeemed                                        (389,800)                 (1,399,039)                 (2,858,762)
                                       -------------------------------------------------------------------------------

Units, end of period                                   271,393                     265,774                     303,562
                                       ===============================================================================

Unit value                             $8.703482 TO $10.403704      $6.287752 to $7.523557      $7.308701 to $8.753934

Net assets, end of period                           $2,432,847                  $1,713,181                  $2,250,330

Investment income ratio*                                  0.14%                       0.12%                       0.40%

Expense ratio, lowest to highest**               1.40% TO 1.75%              1.40% to 1.75%              1.40% to 1.75%

Total return, lowest to highest***             38.28% TO 38.77%         (14.06%) to (13.75%)        (19.92%) to (19.69%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                               PACIFIC RIM EMERGING MARKETS TRUST B
                                      ----------------------------------------------------
                                                 2003                       2002
                                      ----------------------------------------------------
Units, beginning of period                               7,987                           0
Units issued                                           928,022                     406,437
Units redeemed                                        (846,001)                   (398,450)
                                      ----------------------------------------------------

Units, end of period                                    90,008                       7,987
                                      ====================================================

Unit value                            $13.678796 TO $14.772045     $9.906070 to $10.687117

Net assets, end of period                           $1,235,984                     $79,845

Investment income ratio*                                  0.09%                       0.00%

Expense ratio, lowest to highest**               1.40% TO 1.75%              1.40% to 1.75%

Total return, lowest to highest***             38.09% TO 38.57%          (20.75%) to (5.66%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                  SCIENCE & TECHNOLOGY TRUST A
                                       -------------------------------------------------------------------------------
                                                 2003                       2002                        2001
                                       -------------------------------------------------------------------------------
Units, beginning of period                           2,559,567                   2,981,023                   2,713,331
Units issued                                           699,759                     533,503                   1,198,681
Units redeemed                                        (668,880)                   (954,959)                   (930,989)
                                       -------------------------------------------------------------------------------

Units, end of period                                 2,590,446                   2,559,567                   2,981,023
                                       ===============================================================================

Unit value                             $4.397877 TO $12.380278      $2.975729 to $8.347636     $5.112469 to $14.291433

Net assets, end of period                          $23,957,057                 $16,805,303                 $36,118,709

Investment income ratio*                                  0.00%                       0.00%                       0.00%

Expense ratio, lowest to highest**               1.40% TO 1.75%              1.40% to 1.75%              1.40% to 1.75%

Total return, lowest to highest***             47.79% TO 48.31%         (41.79%) to (41.59%)        (42.22%) to (36.11%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                  SCIENCE & TECHNOLOGY TRUST B
                                      ----------------------------------------------------
                                                 2003                      2002
                                      ----------------------------------------------------
Units, beginning of period                              37,698                           0
Units issued                                           444,089                      38,616
Units redeemed                                         (82,272)                       (918)
                                      ----------------------------------------------------

Units, end of period                                   399,515                      37,698
                                      ====================================================

Unit value                            $10.906148 TO $13.813745      $7.368796 to $9.310073

Net assets, end of period                           $5,260,900                    $339,272

Investment income ratio*                                  0.00%                       0.00%

Expense ratio, lowest to highest**               1.40% TO 1.75%              1.40% to 1.75%

Total return, lowest to highest***             47.86% TO 48.37%         (41.05%) to (13.47%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                         EMERGING SMALL COMPANY TRUST A
                                             -------------------------------------------------------------------------------------
                                                       2003                           2002                           2001
                                             -------------------------------------------------------------------------------------
Units, beginning of period                                   613,119                        650,484                        611,174
Units issued                                                 109,267                        170,857                        264,419
Units redeemed                                              (155,565)                      (208,222)                      (225,109)
                                             -------------------------------------------------------------------------------------

Units, end of period                                         566,821                        613,119                        650,484
                                             =====================================================================================

Unit value                                   $7.978493 TO $17.129022        $5.810609 to $12.431278        $8.352524 to $17.806889

Net assets, end of period                                 $8,043,045                     $6,456,790                    $10,585,247

Investment income ratio*                                        0.00%                          0.00%                          0.00%

Expense ratio, lowest to highest**                     1.40% TO 1.75%                 1.40% to 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                   37.31% TO 37.79%            (30.43%) to (30.19%)           (23.53%) to (16.82%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                               EMERGING SMALL COMPANY TRUST B
                                                   -------------------------------------------------------
                                                             2003                            2002
                                                   -------------------------------------------------------
Units, beginning of period                                           42,119                              0
Units issued                                                        198,629                         50,474
Units redeemed                                                      (16,539)                        (8,355)
                                                   -------------------------------------------------------

Units, end of period                                                224,209                         42,119
                                                   =======================================================

Unit value                                         $12.428445 TO $13.147372         $9.058585 to $9.558698

Net assets, end of period                                        $2,921,006                       $398,794

Investment income ratio*                                               0.00%                          0.00%

Expense ratio, lowest to highest**                            1.40% TO 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                          37.06% TO 37.54%             (27.53%) to (8.75%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                                     AGGRESSIVE GROWTH TRUST A
                                        -----------------------------------------------------------------------------------
                                                  2003                           2002                         2001
                                        -----------------------------------------------------------------------------------
Units, beginning of period                            1,369,326                      1,302,699                    1,145,204
Units issued                                            349,298                        632,620                      495,824
Units redeemed                                         (401,112)                      (565,993)                    (338,329)
                                        -----------------------------------------------------------------------------------

Units, end of period                                  1,317,512                      1,369,326                    1,302,699
                                        ===================================================================================

Unit value                              $7.888253 TO $12.039961         $5.996302 to $9.120311      $8.132426 to $12.326027

Net assets, end of period                           $13,974,640                    $11,033,143                  $14,901,806

Investment income ratio*                                   0.00%                          0.00%                        0.00%

Expense ratio, lowest to highest**                1.40% TO 1.75%                 1.40% to 1.75%               1.40% to 1.75%

Total return, lowest to highest***              31.55% TO 32.01%            (26.27%) to (26.01%)         (27.20%) to (20.40%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                                  AGGRESSIVE GROWTH TRUST B
                                                   -------------------------------------------------------
                                                              2003                            2002
                                                   -------------------------------------------------------
Units, beginning of period                                           77,563                              0
Units issued                                                        570,310                         81,676
Units redeemed                                                     (361,832)                        (4,113)
                                                   -------------------------------------------------------

Units, end of period                                                286,041                         77,563
                                                   =======================================================

Unit value                                         $12.447664 TO $12.607074         $9.474119 to $9.571530

Net assets, end of period                                        $3,594,977                       $741,450

Investment income ratio*                                               0.00%                          0.00%

Expense ratio, lowest to highest**                            1.40% TO 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                          31.25% TO 31.71%             (24.21%) to (5.47%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                       INTERNATIONAL STOCK TRUST A
                                          -------------------------------------------------------------------------------------
                                                    2003                           2002                           2001
                                          -------------------------------------------------------------------------------------

Units, beginning of period                                491,508                        494,666                        477,935
Units issued                                              594,498                      3,543,163                      2,452,783
Units redeemed                                           (671,895)                    (3,546,321)                    (2,436,052)
                                          -------------------------------------------------------------------------------------

Units, end of period                                      414,111                        491,508                        494,666
                                          =====================================================================================

Unit value                                $8.507707 TO $11.579330         $6.645829 to $9.013656        $8.636273 to $11.672280

Net assets, end of period                              $4,432,062                     $4,125,169                     $5,554,516

Investment income ratio*                                     0.51%                          0.44%                          0.20%

Expense ratio, lowest to highest**                  1.40% TO 1.75%                 1.40% to 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                28.02% TO 28.46%            (23.05%) to (22.78%)           (22.83%) to (22.29%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                 INTERNATIONAL STOCK TRUST B
                                                   -------------------------------------------------------
                                                              2003                            2002
                                                   -------------------------------------------------------
Units, beginning of period                                           37,360                              0
Units issued                                                        188,602                        546,551
Units redeemed                                                     (155,774)                      (509,191)
                                                   -------------------------------------------------------

Units, end of period                                                 70,188                         37,360
                                                   =======================================================

Unit value                                         $12.379856 TO $12.765244         $9.671864 to $9.962987

Net assets, end of period                                          $874,569                       $364,771

Investment income ratio*                                               0.46%                          0.09%

Expense ratio, lowest to highest**                            1.40% TO 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                          28.00% TO 28.45%             (22.63%) to (3.11%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                         QUANTITATIVE EQUITY TRUST A
                                            -------------------------------------------------------------------------------------
                                                      2003                           2002                           2001
                                            -------------------------------------------------------------------------------------
Units, beginning of period                                  619,264                        780,040                        640,641
Units issued                                                 58,485                        136,240                        355,860
Units redeemed                                             (229,825)                      (297,016)                      (216,461)
                                            -------------------------------------------------------------------------------------

Units, end of period                                        447,924                        619,264                        780,040
                                            =====================================================================================

Unit value                                  $7.886786 TO $16.723266        $6.496049 to $13.726237        $9.154017 to $19.274831

Net assets, end of period                                $6,172,877                     $7,092,170                    $13,222,762

Investment income ratio*                                       0.70%                          0.32%                          0.28%

Expense ratio, lowest to highest**                    1.40% TO 1.75%                 1.40% to 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                  21.41% TO 21.83%            (29.04%) to (28.79%)           (24.22%) to (21.25%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                QUANTITATIVE EQUITY TRUST B
                                                   -------------------------------------------------------
                                                              2003                           2002
                                                   -------------------------------------------------------
Units, beginning of period                                           14,446                              0
Units issued                                                         20,334                         19,715
Units redeemed                                                       (5,828)                        (5,269)
                                                   -------------------------------------------------------

Units, end of period                                                 28,952                         14,446
                                                   =======================================================

Unit value                                         $11.046153 TO $12.278589        $9.100413 to $10.090522

Net assets, end of period                                          $353,828                       $145,560

Investment income ratio*                                               0.71%                          0.00%

Expense ratio, lowest to highest**                            1.40% TO 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                          21.26% TO 21.68%             (27.20%) to (5.19%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                              VALUE TRUST A
                                          --------------------------------------------------------------------------------------
                                                    2003                           2002                           2001
                                          --------------------------------------------------------------------------------------
Units, beginning of period                                 830,514                        878,070                        544,199
Units issued                                                70,462                        245,560                        644,743
Units redeemed                                            (172,796)                      (293,116)                      (310,872)
                                          --------------------------------------------------------------------------------------

Units, end of period                                       728,180                        830,514                        878,070
                                          ======================================================================================

Unit value                                $16.346669 TO $18.250518       $11.988345 to $13.337895       $15.804033 to $17.521564

Net assets, end of period                              $12,884,597                    $10,768,217                    $15,101,007

Investment income ratio*                                      1.17%                          0.84%                          0.57%

Expense ratio, lowest to highest**                   1.40% TO 1.75%                 1.40% to 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                 36.35% TO 36.83%            (24.14%) to (23.88%)                1.72% to 3.58%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                         VALUE TRUST B
                                                   -------------------------------------------------------
                                                             2003                            2002
                                                   -------------------------------------------------------
Units, beginning of period                                           33,539                              0
Units issued                                                        104,595                         37,784
Units redeemed                                                      (13,082)                        (4,245)
                                                   -------------------------------------------------------

Units, end of period                                                125,052                         33,539
                                                   =======================================================

Unit value                                         $12.930141 TO $13.113578         $9.493546 to $9.618617

Net assets, end of period                                        $1,621,807                       $319,218

Investment income ratio*                                               1.12%                          0.05%

Expense ratio, lowest to highest**                            1.40% TO 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                          36.20% TO 36.68%             (24.05%) to (4.57%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                                       REAL ESTATE SECURITIES TRUST A
                                           --------------------------------------------------------------------------------------
                                                    2003                            2002                           2001
                                           --------------------------------------------------------------------------------------
Units, beginning of period                                  430,391                        283,734                        281,074
Units issued                                                117,564                        295,540                        180,862
Units redeemed                                             (125,723)                      (148,883)                      (178,202)
                                           --------------------------------------------------------------------------------------

Units, end of period                                        422,232                        430,391                        283,734
                                           ======================================================================================

Unit value                                 $18.981707 TO $19.555029       $13.882066 to $14.251467       $13.771429 to $14.088482

Net assets, end of period                                $8,164,520                     $6,082,362                     $3,974,855

Investment income ratio*                                       2.54%                          2.79%                          2.91%

Expense ratio, lowest to highest**                    1.40% TO 1.75%                 1.40% to 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                  36.74% TO 37.21%                 0.80% to 1.16%                 1.45% to 2.89%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                REAL ESTATE SECURITIES TRUST B
                                                   -------------------------------------------------------
                                                            2003                           2002
                                                   -------------------------------------------------------
Units, beginning of period                                          122,644                              0
Units issued                                                        224,834                        170,713
Units redeemed                                                      (31,424)                       (48,069)
                                                   -------------------------------------------------------

Units, end of period                                                316,054                        122,644
                                                   =======================================================

Unit value                                         $16.134374 TO $17.360006       $11.817865 to $12.702902

Net assets, end of period                                        $5,149,003                     $1,455,223

Investment income ratio*                                               2.07%                          0.24%

Expense ratio, lowest to highest**                            1.40% TO 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                          36.53% TO 37.00%               (5.46%) to 1.62%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                              BALANCED TRUST A
                                           -------------------------------------------------------------------------------------
                                                     2003                           2002                           2001
                                           -------------------------------------------------------------------------------------
Units, beginning of period                                 476,918                        423,533                        369,594
Units issued                                                57,555                        255,642                        151,644
Units redeemed                                            (131,505)                      (202,257)                       (97,705)
                                           -------------------------------------------------------------------------------------

Units, end of period                                       402,968                        476,918                        423,533
                                           =====================================================================================

Unit value                                 $9.384581 TO $12.029110        $8.355296 to $10.672379        $9.928886 to $12.637994

Net assets, end of period                               $4,438,793                     $4,655,313                     $5,076,285

Investment income ratio*                                      2.47%                          2.45%                          2.07%

Expense ratio, lowest to highest**                   1.40% TO 1.75%                 1.40% to 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                 12.32% TO 12.71%            (15.85%) to (15.55%)            (11.67%) to (8.49%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                     BALANCED TRUST B
                                                   -------------------------------------------------------
                                                              2003                          2002
                                                   -------------------------------------------------------
Units, beginning of period                                           32,202                              0
Units issued                                                         64,062                         38,125
Units redeemed                                                      (22,264)                        (5,923)
                                                   -------------------------------------------------------

Units, end of period                                                 74,000                         32,202
                                                   =======================================================

Unit value                                         $11.953196 TO $12.706146       $10.643258 to $11.285455

Net assets, end of period                                          $930,737                       $360,474

Investment income ratio*                                               2.24%                          0.18%

Expense ratio, lowest to highest**                            1.40% TO 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                          12.20% TO 12.59%             (14.85%) to (2.46%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                              HIGH YIELD TRUST A
                                           --------------------------------------------------------------------------------------
                                                    2003                            2002                           2001
                                           --------------------------------------------------------------------------------------
Units, beginning of period                                  851,832                        792,885                        558,918
Units issued                                              1,234,606                        642,247                        614,745
Units redeemed                                             (688,465)                      (583,300)                      (380,778)
                                           --------------------------------------------------------------------------------------

Units, end of period                                      1,397,973                        851,832                        792,885
                                           ======================================================================================

Unit value                                 $11.972562 TO $14.136722        $9.790451 to $11.519811       $10.698741 to $12.544550

Net assets, end of period                               $18,070,623                     $9,168,510                     $9,538,643

Investment income ratio*                                       5.11%                          8.31%                         10.28%

Expense ratio, lowest to highest**                    1.40% TO 1.75%                 1.40% to 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                  22.29% TO 22.72%              (8.49%) to (8.17%)             (7.43%) to (6.80%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                     HIGH YIELD TRUST B
                                                   -------------------------------------------------------
                                                              2003                          2002
                                                   -------------------------------------------------------
Units, beginning of period                                           78,182                              0
Units issued                                                      2,223,643                        168,512
Units redeemed                                                  (1,354,903)                        (90,330)
                                                   -------------------------------------------------------

Units, end of period                                                946,922                         78,182
                                                   =======================================================

Unit value                                         $13.891244 TO $14.359708       $11.370655 to $11.724791

Net assets, end of period                                       $13,430,154                       $909,514

Investment income ratio*                                               3.73%                          0.85%

Expense ratio, lowest to highest**                            1.40% TO 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                          22.05% TO 22.47%              (9.03%) to (0.84%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                       LIFESTYLE AGGRESSIVE 1000 TRUST A
                                            --------------------------------------------------------------------------------------
                                                      2003                            2002                          2001
                                            --------------------------------------------------------------------------------------
Units, beginning of period                                   465,765                        447,744                        357,143
Units issued                                                  73,134                        143,730                        172,426
Units redeemed                                              (101,427)                      (125,709)                       (81,825)
                                            --------------------------------------------------------------------------------------

Units, end of period                                         437,472                        465,765                        447,744
                                            ======================================================================================

Unit value                                  $10.402017 TO $13.235054         $7.846184 to $9.948297       $10.070301 to $12.723595

Net assets, end of period                                 $5,215,830                     $4,238,979                     $5,386,950

Investment income ratio*                                        0.41%                          0.83%                          4.16%

Expense ratio, lowest to highest**                     1.40% TO 1.75%                 1.40% to 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                   32.57% TO 33.04%            (22.09%) to (21.81%)           (15.10%) to (12.42%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                              LIFESTYLE AGGRESSIVE 1000 TRUST B
                                                   -------------------------------------------------------
                                                              2003                           2002
                                                   -------------------------------------------------------
Units, beginning of period                                          126,246                              0
Units issued                                                      1,781,486                        127,710
Units redeemed                                                      (91,577)                        (1,464)
                                                   -------------------------------------------------------

Units, end of period                                              1,816,155                        126,246
                                                   =======================================================

Unit value                                         $13.260309 TO $13.336456        $9.993367 to $10.024515

Net assets, end of period                                       $24,166,972                     $1,264,135

Investment income ratio*                                               0.14%                          0.00%

Expense ratio, lowest to highest**                            1.40% TO 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                          32.57% TO 33.04%             (20.05%) to (5.59%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                      LIFESTYLE GROWTH 820 TRUST A
                                         --------------------------------------------------------------------------------------
                                                   2003                           2002                           2001
                                         --------------------------------------------------------------------------------------
Units, beginning of period                              2,202,093                      1,964,722                      1,569,244
Units issued                                              336,742                        677,069                        651,200
Units redeemed                                           (354,135)                      (439,698)                      (255,722)
                                         --------------------------------------------------------------------------------------

Units, end of period                                    2,184,700                      2,202,093                      1,964,722
                                         ======================================================================================

Unit value                               $11.374440 TO $15.366925        $8.934824 to $12.028869       $10.804923 to $14.495682

Net assets, end of period                             $29,888,266                    $23,853,389                    $26,833,192

Investment income ratio*                                     1.20%                          2.17%                          5.03%

Expense ratio, lowest to highest**                  1.40% TO 1.75%                 1.40% to 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                27.30% TO 27.75%            (17.31%) to (17.02%)            (10.54%) to (8.59%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                LIFESTYLE GROWTH 820 TRUST B
                                                   -------------------------------------------------------
                                                             2003                           2002
                                                   -------------------------------------------------------
Units, beginning of period                                          424,132                              0
Units issued                                                      3,182,417                        442,206
Units redeemed                                                     (107,264)                       (18,074)
                                                   -------------------------------------------------------

Units, end of period                                              3,499,285                        424,132
                                                   =======================================================

Unit value                                         $13.417365 TO $13.641026       $10.537942 to $10.686894

Net assets, end of period                                       $47,508,632                     $4,522,933

Investment income ratio*                                               0.52%                          0.04%

Expense ratio, lowest to highest**                            1.40% TO 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                          27.20% TO 27.64%             (15.70%) to (4.44%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                      LIFESTYLE BALANCED 640 TRUST A
                                           --------------------------------------------------------------------------------------
                                                      2003                           2002                          2001
                                           --------------------------------------------------------------------------------------
Units, beginning of period                                2,919,841                      2,394,407                      1,807,767
Units issued                                                850,780                      1,102,258                        876,830
Units redeemed                                             (430,658)                      (576,824)                      (290,190)
                                           --------------------------------------------------------------------------------------

Units, end of period                                      3,339,963                      2,919,841                      2,394,407
                                           ======================================================================================

Unit value                                 $12.461505 TO $16.754333       $10.228949 to $13.704682       $11.559863 to $15.433664

Net assets, end of period                               $48,820,104                    $35,380,240                    $34,509,338

Investment income ratio*                                       2.37%                          3.25%                          5.21%

Expense ratio, lowest to highest**                    1.40% TO 1.75%                 1.40% to 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                  21.83% TO 22.25%            (11.51%) to (11.20%)             (6.34%) to (5.23%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                   Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                 LIFESTYLE BALANCED 640 TRUST B
                                                   -------------------------------------------------------
                                                              2003                          2002
                                                   -------------------------------------------------------
Units, beginning of period                                          790,394                              0
Units issued                                                      4,180,770                        841,109
Units redeemed                                                     (186,909)                       (50,715)
                                                   -------------------------------------------------------

Units, end of period                                              4,784,255                        790,394
                                                   =======================================================

Unit value                                         $13.634469 TO $13.881850       $11.180582 to $11.355046

Net assets, end of period                                       $66,049,509                     $8,940,240

Investment income ratio*                                               1.47%                          0.23%

Expense ratio, lowest to highest**                            1.40% TO 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                          21.83% TO 22.25%             (10.56%) to (2.58%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                   Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                    LIFESTYLE MODERATE 460 TRUST A
                                        --------------------------------------------------------------------------------------
                                                   2003                           2002                          2001
                                        --------------------------------------------------------------------------------------
Units, beginning of period                             1,709,413                      1,257,133                        725,241
Units issued                                             371,968                        749,221                        659,601
Units redeemed                                          (344,687)                      (296,941)                      (127,709)
                                        --------------------------------------------------------------------------------------

Units, end of period                                   1,736,694                      1,709,413                      1,257,133
                                        ======================================================================================

Unit value                              $13.346846 TO $17.794866       $11.527502 to $15.315540       $12.224839 to $16.185243

Net assets, end of period                            $26,228,051                    $22,372,437                    $18,653,484

Investment income ratio*                                    3.07%                          3.40%                          4.90%

Expense ratio, lowest to highest**                 1.40% TO 1.75%                 1.40% to 1.75%                 1.40% to 1.75%

Total return, lowest to highest***               15.78% TO 16.19%              (5.70%) to (5.37%)             (2.72%) to (2.35%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                   Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                LIFESTYLE MODERATE 460 TRUST B
                                                   -------------------------------------------------------
                                                              2003                          2002
                                                   -------------------------------------------------------
Units, beginning of period                                          377,035                              0
Units issued                                                      1,890,160                        388,031
Units redeemed                                                     (306,011)                       (10,996)
                                                   -------------------------------------------------------

Units, end of period                                              1,961,184                        377,035
                                                   =======================================================

Unit value                                         $13.733715 TO $13.839140       $11.849812 to $11.910967

Net assets, end of period                                       $27,022,789                     $4,480,368

Investment income ratio*                                               1.79%                          0.31%

Expense ratio, lowest to highest**                            1.40% TO 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                          15.78% TO 16.19%              (5.20%) to (1.16%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                           LIFESTYLE CONSERVATIVE 280 TRUST A
                                     ----------------------------------------------------------------------------
                                              2003                       2002                      2001
                                     ----------------------------------------------------------------------------
Units, beginning of period                          1,420,412                   715,429                   350,354
Units issued                                          326,484                   885,117                   468,912
Units redeemed                                       (545,163)                 (180,134)                 (103,837)
                                     ----------------------------------------------------------------------------

Units, end of period                                1,201,733                 1,420,412                   715,429
                                     ============================================================================

Unit value                           $14.350511 TO $18.415805  $13.091280 to $16.741166  $13.096907 to $16.689833

Net assets, end of period                         $19,070,694               $20,440,742               $10,950,430

Investment income ratio*                                 3.68%                     2.80%                     3.81%

Expense ratio, lowest to highest**              1.40% TO 1.75%            1.40% to 1.75%            1.40% to 1.75%

Total return, lowest to highest***             9.62% TO 10.00%           (0.04%) to 0.31%           1.28% to 1.78%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                             LIFESTYLE CONSERVATIVE 280 TRUST B
                                     --------------------------------------------------
                                               2003                      2002
                                     --------------------------------------------------
Units, beginning of period                            313,670                         0
Units issued                                        2,060,095                   329,317
Units redeemed                                       (913,925)                  (15,647)
                                     --------------------------------------------------

Units, end of period                                1,459,840                   313,670
                                     ==================================================

Unit value                           $13.665685 TO $13.744482  $12.466950 to $12.526309

Net assets, end of period                         $19,982,698                $3,912,613

Investment income ratio*                                 2.53%                     0.16%

Expense ratio, lowest to highest**              1.40% TO 1.75%            1.40% to 1.75%

Total return, lowest to highest***             9.62% TO 10.00%          (0.26%) to 0.53%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                              SMALL COMPANY VALUE TRUST A
                                     ----------------------------------------------------------------------------
                                               2003                      2002                      2001
                                     ----------------------------------------------------------------------------
Units, beginning of period                            846,440                   655,406                   327,836
Units issued                                          277,826                   585,786                   492,738
Units redeemed                                       (338,752)                 (394,752)                 (165,168)
                                     ----------------------------------------------------------------------------

Units, end of period                                  785,514                   846,440                   655,406
                                     ============================================================================

Unit value                           $15.725754 TO $16.976139  $11.960450 to $12.924339  $12.925755 to $13.981425

Net assets, end of period                         $12,806,114               $10,437,539                $8,633,141

Investment income ratio*                                 0.39%                     0.30%                     0.16%

Expense ratio, lowest to highest**              1.40% TO 1.75%            1.40% to 1.75%            1.40% to 1.75%

Total return, lowest to highest***            31.35% TO 31.81%         (7.56%) to (7.24%)           4.78% to 8.72%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                SMALL COMPANY VALUE TRUST B
                                     --------------------------------------------------
                                              2003                       2002
                                     --------------------------------------------------
Units, beginning of period                            207,989                         0
Units issued                                          710,010                   250,437
Units redeemed                                        (87,191)                  (42,448)
                                     --------------------------------------------------

Units, end of period                                  830,808                   207,989
                                     ==================================================

Unit value                           $13.397323 TO $15.116060  $10.207514 to $11.505543

Net assets, end of period                         $11,303,684                $2,133,803

Investment income ratio*                                 0.35%                     0.04%

Expense ratio, lowest to highest**              1.40% TO 1.75%            1.40% to 1.75%

Total return, lowest to highest***            31.25% TO 31.71%        (18.34%) to (2.04%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                             INTERNATIONAL VALUE TRUST A
                                     --------------------------------------------------------------------------
                                              2003                      2002                      2001
                                     --------------------------------------------------------------------------
Units, beginning of period                            409,944                 262,146                   159,197
Units issued                                          155,175               2,263,309                   450,036
Units redeemed                                       (123,003)             (2,115,511)                 (347,087)
                                     --------------------------------------------------------------------------

Units, end of period                                  442,116                 409,944                   262,146
                                     ==========================================================================

Unit value                           $12.045466 TO $12.186877  $8.453467 to $8.531381  $10.459987 to $10.529997

Net assets, end of period                          $5,360,940              $3,483,774                $2,755,188

Investment income ratio*                                 0.81%                   0.65%                     1.01%

Expense ratio, lowest to highest**              1.40% TO 1.75%          1.40% to 1.75%            1.40% to 1.75%

Total return, lowest to highest***            42.35% TO 42.85%     (19.26%) to (18.98%)      (11.53%) to (11.23%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                INTERNATIONAL VALUE TRUST B
                                     --------------------------------------------------
                                               2003                      2002
                                     --------------------------------------------------
Units, beginning of period                            112,777                         0
Units issued                                          814,517                   379,567
Units redeemed                                       (379,060)                 (266,790)
                                     --------------------------------------------------

Units, end of period                                  548,234                   112,777
                                     ==================================================

Unit value                           $13.876213 TO $14.671519   $9.770965 to $10.320663

Net assets, end of period                          $7,674,605                $1,109,783

Investment income ratio*                                 0.64%                     0.00%

Expense ratio, lowest to highest**              1.40% TO 1.75%            1.40% to 1.75%

Total return, lowest to highest***            42.01% TO 42.51%        (21.83%) to (7.35%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                              SMALL COMPANY BLEND TRUST A
                                     ---------------------------------------------------------------------------
                                              2003                      2002                      2001
                                     ---------------------------------------------------------------------------
Units, beginning of period                           434,766                   509,250                   230,873
Units issued                                         141,305                   436,060                   401,050
Units redeemed                                       (99,538)                 (510,544)                 (122,673)
                                     ---------------------------------------------------------------------------

Units, end of period                                 476,533                   434,766                   509,250
                                     ===========================================================================

Unit value                           $9.283714 TO $12.276306   $6.7462279 to $8.910911   $9.244249 to $12.138851

Net assets, end of period                         $5,243,964                $3,517,937                $5,918,406

Investment income ratio*                                0.00%                     0.27%                     0.00%

Expense ratio, lowest to highest**             1.40% TO 1.75%            1.40% to 1.75%            1.40% to 1.75%

Total return, lowest to highest***           37.29% TO 37.77%       (26.85%) to (26.59%)         (3.92%) to 0.54%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                SMALL COMPANY BLEND TRUST B
                                     ------------------------------------------------
                                               2003                     2002
                                     ------------------------------------------------
Units, beginning of period                             58,192                       0
Units issued                                          317,893                  74,932
Units redeemed                                        (55,751)                (16,740)
                                     ------------------------------------------------

Units, end of period                                  320,334                  58,192
                                     ================================================

Unit value                           $12.442530 TO $12.901400  $9.067980 to $9.393008

Net assets, end of period                          $4,011,004                $534,610

Investment income ratio*                                 0.00%                   0.01%

Expense ratio, lowest to highest**              1.40% TO 1.75%          1.40% to 1.75%

Total return, lowest to highest***            37.21% TO 37.69%      (27.46%) to (7.30%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                 TOTAL RETURN TRUST A
                                     ----------------------------------------------------------------------------
                                               2003                      2002                      2001
                                     ----------------------------------------------------------------------------
Units, beginning of period                          3,392,216                 1,722,197                   562,835
Units issued                                          893,090                 2,274,872                 1,436,713
Units redeemed                                     (1,319,780)                 (604,853)                 (277,351)
                                     ----------------------------------------------------------------------------

Units, end of period                                2,965,526                 3,392,216                 1,722,197
                                     ============================================================================

Unit value                           $15.620011 TO $16.004802  $15.136415 to $15.455104  $14.065149 to $14.311130

Net assets, end of period                         $46,792,447               $51,820,869               $24,468,266

Investment income ratio*                                 2.85%                     2.41%                     3.10%

Expense ratio, lowest to highest**              1.40% TO 1.75%            1.40% to 1.75%            1.40% to 1.75%

Total return, lowest to highest***              3.19% TO 3.56%            7.62% to 7.99%            5.47% to 6.77%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                    TOTAL RETURN TRUST B
                                     --------------------------------------------------
                                               2003                     2002
                                     --------------------------------------------------
Units, beginning of period                            900,181                         0
Units issued                                        2,173,008                   949,192
Units redeemed                                       (649,164)                  (49,011)
                                     --------------------------------------------------

Units, end of period                                2,424,025                   900,181
                                     ==================================================

Unit value                           $13.719187 TO $13.797961  $13.312683 to $13.348694

Net assets, end of period                         $33,337,919               $11,993,065

Investment income ratio*                                 2.20%                     0.10%

Expense ratio, lowest to highest**              1.40% TO 1.75%            1.40% to 1.75%

Total return, lowest to highest***              3.05% TO 3.41%            1.70% to 6.79%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                               U.S. LARGE CAP TRUST A
                                     ------------------------------------------------------------------------
                                              2003                      2002                    2001
                                     ------------------------------------------------------------------------
Units, beginning of period                          1,169,418                 935,214                 581,872
Units issued                                          184,894                 483,090                 666,345
Units redeemed                                       (172,236)               (248,886)               (313,003)
                                     ------------------------------------------------------------------------

Units, end of period                                1,182,076               1,169,418                 935,214
                                     ========================================================================

Unit value                           $11.820052 TO $12.354355  $8.775940 to $9.140645  $11.937561 to $12.3901

Net assets, end of period                         $14,287,142             $10,492,539             $11,469,737

Investment income ratio*                                 0.38%                   0.29%                   0.34%

Expense ratio, lowest to highest**              1.40% TO 1.75%          1.40% to 1.75%          1.40% to 1.75%

Total return, lowest to highest***            34.69% TO 35.16%     (26.48%) to (26.23%)      (4.15%) to (1.60%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                  U.S. LARGE CAP TRUST B
                                     -------------------------------------------------
                                               2003                     2002
                                     -------------------------------------------------
Units, beginning of period                            135,885                        0
Units issued                                          715,339                  152,259
Units redeemed                                        (43,447)                 (16,374)
                                     -------------------------------------------------

Units, end of period                                  807,777                  135,885
                                     =================================================

Unit value                           $12.664320 TO $13.372967  $9.419481 to $9.9217620

Net assets, end of period                         $10,660,089               $1,338,296

Investment income ratio*                                 0.33%                    0.02%

Expense ratio, lowest to highest**              1.40% TO 1.75%           1.40% to 1.75%

Total return, lowest to highest***           34.31% TO $34.78        (24.64%) to (7.87%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                MID CAP STOCK TRUST A
                                     --------------------------------------------------------------------------
                                              2003                      2002                      2001
                                     --------------------------------------------------------------------------
Units, beginning of period                            610,028                 511,023                   293,545
Units issued                                          278,358                 277,177                   313,902
Units redeemed                                       (184,752)               (178,172)                  (96,424)
                                     --------------------------------------------------------------------------

Units, end of period                                  703,634                 610,028                   511,023
                                     ==========================================================================

Unit value                           $10.989664 TO $11.361678  $7.849726 to $8.123564  $10.305876 to $10.676087

Net assets, end of period                          $7,897,684              $4,886,818                $5,346,696

Investment income ratio*                                 0.00%                   0.00%                     0.00%

Expense ratio, lowest to highest**              1.40% TO 1.75%          1.40% to 1.75%            1.40% to 1.75%

Total return, lowest to highest***            39.86% TO 40.35%     (23.91%) to (23.64%)       (12.46%) to (6.34%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                    MID CAP STOCK TRUST B
                                     -------------------------------------------------
                                              2003                      2002
                                     -------------------------------------------------
Units, beginning of period                             85,814                        0
Units issued                                          490,203                   97,953
Units redeemed                                        (81,063)                 (12,139)
                                     -------------------------------------------------

Units, end of period                                  494,954                   85,814
                                     =================================================

Unit value                           $13.399635 TO $14.167455  $9.595389 to $10.119925

Net assets, end of period                          $6,967,426                 $865,030

Investment income ratio*                                 0.00%                    0.00%

Expense ratio, lowest to highest**              1.40% TO 1.75%           1.40% to 1.75%

Total return, lowest to highest***            39.51% TO 40.00%       (23.24%) to (7.56%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                            GLOBAL ALLOCATION TRUST A
                                     ------------------------------------------------------------------------
                                              2003                    2002                     2001
                                     ------------------------------------------------------------------------
Units, beginning of period                          293,376                 277,107                    98,610
Units issued                                        117,316                 105,053                   233,867
Units redeemed                                      (27,974)                (88,784)                  (55,370)
                                     ------------------------------------------------------------------------

Units, end of period                                382,718                 293,376                   277,107
                                     ========================================================================

Unit value                           $9.578808 TO $9.724144  $7.702576 to $7.827267  $10.197351 to $10.372818

Net assets, end of period                        $3,700,746              $2,277,517                $2,842,483

Investment income ratio*                               0.42%                   0.00%                     0.11%

Expense ratio, lowest to highest**            1.40% TO 1.75%          1.40% to 1.75%            1.40% to 1.75%

Total return, lowest to highest***          24.23% TO 24.67%     (24.54%) to (24.28%)      (14.81%) to (13.02%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                 GLOBAL ALLOCATION TRUST B
                                     -------------------------------------------------
                                               2003                      2002
                                     -------------------------------------------------
Units, beginning of period                             19,428                        0
Units issued                                          114,977                   20,010
Units redeemed                                         (7,556)                    (582)
                                     -------------------------------------------------

Units, end of period                                  126,849                   19,428
                                     =================================================

Unit value                           $11.911549 TO $12.669816  $9.575126 to $10.159257

Net assets, end of period                          $1,591,007                 $193,882

Investment income ratio*                                 0.28%                    0.00%

Expense ratio, lowest to highest**              1.40% TO 1.75%           1.40% to 1.75%

Total return, lowest to highest***            24.28% TO 24.71%       (23.40%) to (6.00%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                            DYNAMIC GROWTH TRUST A
                                     ----------------------------------------------------------------------
                                             2003                     2002                    2001
                                     ----------------------------------------------------------------------
Units, beginning of period                          772,757                 827,774                 479,733
Units issued                                        744,934                 208,174                 637,794
Units redeemed                                     (173,766)               (263,191)               (289,753)
                                     ----------------------------------------------------------------------

Units, end of period                              1,343,925                 772,757                 827,774
                                     ======================================================================

Unit value                           $4.149140 TO $4.596353  $3.269019 to $3.624989  $4.639280 to $5.149629

Net assets, end of period                        $5,946,398              $2,655,135              $4,006,117

Investment income ratio*                               0.00%                   0.00%                   0.17%

Expense ratio, lowest to highest**            1.40% TO 1.75%          1.40% to 1.75%          1.40% to 1.75%

Total return, lowest to highest***          26.80% TO 27.24%     (29.61%) to (29.36%)    (41.23%) to (37.18%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                     DYNAMIC GROWTH TRUST B
                                     -------------------------------------------------
                                              2003                       2002
                                     -------------------------------------------------
Units, beginning of period                             10,978                        0
Units issued                                          251,373                   11,369
Units redeemed                                        (10,783)                    (391)
                                     -------------------------------------------------

Units, end of period                                  251,568                   10,978
                                     =================================================

Unit value                           $12.164875 TO $12.892451  $9.578097 to $10.125646

Net assets, end of period                          $3,219,309                 $110,421

Investment income ratio*                                 0.00%                    0.00%

Expense ratio, lowest to highest**              1.40% TO 1.75%           1.40% to 1.75%

Total return, lowest to highest***            26.88% TO 27.32%      (23.38%) to (5.42%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                         INTERNET TECHNOLOGIES TRUST A
                                     ----------------------------------------------------------------------
                                              2003                    2002                    2001
                                     ----------------------------------------------------------------------
Units, beginning of period                          452,943                 369,810                 265,266
Units issued                                         63,347                 220,262                 253,404
Units redeemed                                     (516,290)               (137,129)               (148,860)
                                     ----------------------------------------------------------------------

Units, end of period                                      0                 452,943                 369,810
                                     ======================================================================

Unit value                           $2.797746 TO $2.818860  $2.277340 to $2.292614  $3.687062 to $3.714267

Net assets, end of period                                $0              $1,037,982              $1,369,865

Investment income ratio*                               0.00%                   0.00%                   0.00%

Expense ratio, lowest to highest**            1.40% TO 1.75%          1.40% to 1.75%          1.40% to 1.75%

Total return, lowest to highest***          22.81% TO 22.95%     (38.30%) to (38.08%)    (46.98%) to (40.41%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                              INTERNET TECHNOLOGIES TRUST B
                                     ------------------------------------------------
                                              2003                     2002
                                     ------------------------------------------------
Units, beginning of period                             7,312                        0
Units issued                                          16,495                    7,635
Units redeemed                                       (23,807)                    (323)
                                     ------------------------------------------------

Units, end of period                                       0                    7,312
                                     ================================================

Unit value                           $9.439909 TO $13.950055  $7.710225 to $11.384476

Net assets, end of period                                 $0                  $83,099

Investment income ratio*                                0.00%                    0.00%

Expense ratio, lowest to highest**             1.40% TO 1.75%           1.40% to 1.75%

Total return, lowest to highest***           22.39% TO 22.54%       (38.32%) to (8.92%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                           INTERNATIONAL INDEX TRUST A
                                     ----------------------------------------------------------------------
                                              2003                    2002                   2001
                                     ----------------------------------------------------------------------
Units, beginning of period                           88,270                  29,265                  10,172
Units issued                                         85,707                  69,161                 433,216
Units redeemed                                      (76,485)                (10,156)               (414,123)
                                     ----------------------------------------------------------------------

Units, end of period                                 97,492                  88,270                  29,265
                                     ======================================================================

Unit value                           $9.015303 TO $9.295464  $6.933612 to $7.156227  $8.508168 to $8.790137

Net assets, end of period                          $892,483                $623,668                $251,803

Investment income ratio*                               2.03%                   1.94%                   1.28%

Expense ratio, lowest to highest**            1.40% TO 1.75%          1.40% to 1.75%          1.40% to 1.75%

Total return, lowest to highest***          29.89% TO 30.35%     (18.59%) to (18.30%)    (23.69%) to (23.40%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                INTERNATIONAL INDEX TRUST B
                                     --------------------------------------------------
                                               2003                      2002
                                     --------------------------------------------------
Units, beginning of period                             11,335                         0
Units issued                                           75,643                   136,002
Units redeemed                                         (2,625)                 (124,667)
                                     --------------------------------------------------

Units, end of period                                   84,353                    11,335
                                     ==================================================

Unit value                           $13.162710 TO $13.794960  $10.138456 to $10.614836

Net assets, end of period                          $1,121,854                  $115,178

Investment income ratio*                                 2.73%                     2.30%

Expense ratio, lowest to highest**              1.40% TO 1.75%            1.40% to 1.75%

Total return, lowest to highest***            29.83% TO 30.28%        (18.89%) to (3.26%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                      TOTAL STOCK MARKET INDEX TRUST A
                                     ----------------------------------------------------------------------
                                              2003                     2002                   2001
                                     ----------------------------------------------------------------------
Units, beginning of period                          174,281                 109,904                  23,583
Units issued                                         61,435                 116,713                 104,437
Units redeemed                                      (61,084)                (52,336)                (18,116)
                                     ----------------------------------------------------------------------

Units, end of period                                174,632                 174,281                 109,904
                                     ======================================================================

Unit value                           $9.635326 TO $9.893926  $7.503914 to $7.713002  $9.692272 to $9.972325

Net assets, end of period                        $1,713,087              $1,331,999              $1,084,914

Investment income ratio*                               0.00%                   1.02%                   1.44%

Expense ratio, lowest to highest**            1.40% TO 1.75%          1.40% to 1.75%          1.40% to 1.75%

Total return, lowest to highest***          28.28% TO 28.73%     (22.66%) to (22.38%)     (12.87%) to (9.87%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                              TOTAL STOCK MARKET INDEX TRUST B
                                     --------------------------------------------------
                                              2003                       2002
                                     --------------------------------------------------
Units, beginning of period                             28,372                         0
Units issued                                          299,152                    31,132
Units redeemed                                         (8,929)                   (2,760)
                                     --------------------------------------------------

Units, end of period                                  318,595                    28,372
                                     ==================================================

Unit value                           $12.568032 TO $13.141717   $9.804582 to $10.226558

Net assets, end of period                          $4,149,359                  $289,021

Investment income ratio*                                 0.00%                     3.00%

Expense ratio, lowest to highest**              1.40% TO 1.75%            1.40% to 1.75%

Total return, lowest to highest***            28.06% TO 28.51%        (21.56%) to (5.75%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                           500 INDEX PORTFOLIO TRUST A
                                     ----------------------------------------------------------------------
                                              2003                     2002                    2001
                                     ----------------------------------------------------------------------
Units, beginning of period                        1,237,770                 819,472                 145,889
Units issued                                        956,256               1,462,210                 866,311
Units redeemed                                   (1,117,086)             (1,043,912)               (192,728)
                                     ----------------------------------------------------------------------

Units, end of period                              1,076,940               1,237,770                 819,472
                                     ======================================================================

Unit value                           $9.247369 TO $9.495529  $7.344179 to $7.548807  $9.637624 to $9.916084

Net assets, end of period                       $10,136,124              $9,218,725              $7,985,947

Investment income ratio*                               0.94%                   0.00%                   1.42%

Expense ratio, lowest to highest**            1.40% TO 1.75%          1.40% to 1.75%          1.40% to 1.75%

Total return, lowest to highest***          25.79% TO 26.23%     (23.87%) to (23.61%)    (13.81%) to (11.37%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                               500 INDEX PORTFOLIO TRUST B
                                                  -----------------------------------------------------
                                                            2003                         2002
                                                  -----------------------------------------------------
Units, beginning of period                                         184,094                            0
Units issued                                                       980,772                      324,770
Units redeemed                                                    (181,651)                    (140,676)
                                                  -----------------------------------------------------

Units, end of period                                               983,215                      184,094
                                                  =====================================================

Unit value                                        $12.130947 TO $12.890992      $9.652858 to $10.232056

Net assets, end of period                                      $12,452,785                   $1,861,963

Investment income ratio*                                              0.61%                        0.00%

Expense ratio, lowest to highest**                           1.40% TO 1.75%               1.40% to 1.75%

Total return, lowest to highest***                         25.55% TO 25.99%           (22.78%) to (5.84%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                         MID CAP INDEX TRUST A
                                         --------------------------------------------------------------------------------------
                                                   2003                           2002                           2001
                                         --------------------------------------------------------------------------------------
Units, beginning of period                                148,951                         93,799                         17,609
Units issued                                              108,726                        146,035                        296,209
Units redeemed                                           (111,588)                       (90,883)                      (220,019)
                                         --------------------------------------------------------------------------------------

Units, end of period                                      146,089                        148,951                         93,799
                                         ======================================================================================

Unit value                               $14.073554 TO $14.274668       $10.642876 to $10.757291       $12.766859 to $12.858949

Net assets, end of period                              $2,073,056                     $1,595,499                     $1,202,563

Investment income ratio*                                     0.00%                          0.49%                          0.99%

Expense ratio, lowest to highest**                  1.40% TO 1.75%                 1.40% to 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                32.23% TO 32.70%            (16.64%) to (16.34%)              (3.35%) to 1.52%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                  MID CAP INDEX TRUST B
                                                  -----------------------------------------------------
                                                            2003                         2002
                                                  -----------------------------------------------------
Units, beginning of period                                          65,474                            0
Units issued                                                       248,728                       67,208
Units redeemed                                                     (33,875)                      (1,734)
                                                  -----------------------------------------------------

Units, end of period                                               280,327                       65,474
                                                  =====================================================

Unit value                                        $13.186545 TO $13.803063      $9.990307 to $10.446948

Net assets, end of period                                       $3,734,931                     $655,964

Investment income ratio*                                              0.00%                        1.48%

Expense ratio, lowest to highest**                           1.40% TO 1.75%               1.40% to 1.75%

Total return, lowest to highest***                         31.99% TO 32.46%           (20.08%) to (4.69%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                       SMALL CAP INDEX TRUST A
                                         -----------------------------------------------------------------------------------
                                                   2003                           2002                        2001
                                         -----------------------------------------------------------------------------------
Units, beginning of period                                226,950                      94,937                         14,651
Units issued                                              348,969                     264,625                        295,598
Units redeemed                                           (439,612)                   (132,612)                      (215,222)
                                         -----------------------------------------------------------------------------------

Units, end of period                                      136,307                     226,950                         94,937
                                         ===================================================================================

Unit value                               $12.801395 TO $13.166570      $8.926733 to $9.190549       $11.557294 to $11.910780

Net assets, end of period                              $1,775,486                  $2,049,857                     $1,115,681

Investment income ratio*                                     0.00%                       1.32%                          1.71%

Expense ratio, lowest to highest**                  1.40% TO 1.75%              1.40% to 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                43.26% TO 43.76%         (22.84%) to (22.57%)              (0.17%) to 4.18%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                             SMALL CAP INDEX TRUST B
                                              ----------------------------------------------------
                                                        2003                         2002
                                              ----------------------------------------------------
Units, beginning of period                                      52,175                           0
Units issued                                                   577,056                      71,370
Units redeemed                                                (375,253)                    (19,195)
                                              ----------------------------------------------------

Units, end of period                                           253,978                      52,175
                                              ====================================================

Unit value                                    $13.545063 TO $14.025090      $9.484387 to $9.810708

Net assets, end of period                                   $3,468,629                    $496,477

Investment income ratio*                                          0.00%                       2.40%

Expense ratio, lowest to highest**                       1.40% TO 1.75%              1.40% to 1.75%

Total return, lowest to highest***                     42.81% TO 43.31%          (24.12%) to (6.15%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   CAPITAL APPRECIATION TRUST A
                                         --------------------------------------------------------------------------------
                                                  2003                         2002                         2001
                                         --------------------------------------------------------------------------------
Units, beginning of period                              179,024                       81,629                          790
Units issued                                             31,402                      129,156                      113,604
Units redeemed                                          (39,321)                     (31,761)                     (32,765)
                                         --------------------------------------------------------------------------------

Units, end of period                                    171,105                      179,024                       81,629
                                         ================================================================================

Unit value                               $7.606320 TO $7.691148       $5.978615 to $6.024194       $8.769024 to $8.804929

Net assets, end of period                            $1,307,213                   $1,073,083                     $716,429

Investment income ratio*                                   0.00%                        0.00%                        0.00%

Expense ratio, lowest to highest**                1.40% TO 1.75%               1.40% to 1.75%               1.40% to 1.75%

Total return, lowest to highest***              27.23% TO 27.67%          (31.82%) to (31.58%)         (19.76%) to (17.10%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                     CAPITAL APPRECIATION TRUST B
                                         ----------------------------------------------------
                                                   2003                         2002
                                         ----------------------------------------------------
Units, beginning of period                                 44,548                           0
Units issued                                              152,162                      46,512
Units redeemed                                            (24,882)                     (1,964)
                                         ----------------------------------------------------

Units, end of period                                      171,828                      44,548
                                         ====================================================

Unit value                               $11.124546 TO $12.201755      $8.742892 to $9.565574

Net assets, end of period                              $2,074,659                    $421,782

Investment income ratio*                                     0.00%                       0.00%

Expense ratio, lowest to highest**                  1.40% TO 1.75%              1.40% to 1.75%

Total return, lowest to highest***                27.11% TO 27.56%          (30.06%) to (8.54%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                    TELECOMMUNICATIONS TRUST A
                                         --------------------------------------------------------------------------------
                                                  2003                          2002                        2001
                                         --------------------------------------------------------------------------------
Units, beginning of period                               82,972                        47,680                           0
Units issued                                              9,045                        62,691                      50,620
Units redeemed                                          (92,017)                      (27,399)                     (2,940)
                                         --------------------------------------------------------------------------------

Units, end of period                                          0                        82,972                      47,680
                                         ================================================================================

Unit value                               $4.325006 TO $4.355565        $4.029891 to $4.053631      $7.836946 to $7.855476

Net assets, end of period                                    $0                      $334,841                    $374,000

Investment income ratio*                                   0.00%                         0.00%                       0.00%

Expense ratio, lowest to highest**                1.40% TO 1.75%                1.40% to 1.75%              1.40% to 1.75%

Total return, lowest to highest***                7.32% TO 7.45%           (48.58%) to (48.40%)        (37.30%) to (37.16%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                         TELECOMMUNICATIONS TRUST B
                                            ----------------------------------------------------
                                                     2003                          2002
                                            ----------------------------------------------------
Units, beginning of period                                    9,436                            0
Units issued                                                 13,820                        9,439
Units redeemed                                              (23,256)                          (3)
                                            ----------------------------------------------------

Units, end of period                                              0                        9,436
                                            ====================================================

Unit value                                  $7.325985 TO $10.703008       $6.822616 to $9.959292

Net assets, end of period                                        $0                      $93,813

Investment income ratio*                                       0.00%                        0.00%

Expense ratio, lowest to highest**                    1.40% TO 1.75%               1.40% to 1.75%

Total return, lowest to highest***                    7.34% TO 7.47%          (45.42%) to (11.09%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                         HEALTH SCIENCES TRUST A
                                            ---------------------------------------------------------------------------------
                                                      2003                         2002                        2001
                                            ---------------------------------------------------------------------------------
Units, beginning of period                                   297,962                     171,514                            0
Units issued                                                 168,445                     206,697                      248,183
Units redeemed                                              (144,883)                    (80,249)                     (76,669)
                                            ---------------------------------------------------------------------------------

Units, end of period                                         321,524                     297,962                      171,514
                                            =================================================================================

Unit value                                  $12.806521 TO $12.926890      $9.567392 to $9.623619     $13.381761 to $13.413253

Net assets, end of period                                 $4,131,295                  $2,856,174                   $2,297,932

Investment income ratio*                                        0.00%                       0.00%                        0.00%

Expense ratio, lowest to highest**                     1.40% TO 1.75%              1.40% to 1.75%               1.40% to 1.75%

Total return, lowest to highest***                   33.86% TO 34.32%         (28.50%) to (28.25%)              7.05% to 7.31%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                           HEALTH SCIENCES TRUST B
                                            -----------------------------------------------------
                                                      2003                         2002
                                            -----------------------------------------------------
Units, beginning of period                                    57,430                            0
Units issued                                                 240,519                       93,194
Units redeemed                                               (30,542)                     (35,764)
                                            -----------------------------------------------------

Units, end of period                                         267,407                       57,430
                                            =====================================================

Unit value                                  $12.746949 TO $14.254961      $9.534743 to $10.636160

Net assets, end of period                                 $3,722,245                     $594,408

Investment income ratio*                                        0.00%                        0.00%

Expense ratio, lowest to highest**                     1.40% TO 1.75%               1.40% to 1.75%

Total return, lowest to highest***                   33.56% TO 34.02%           (23.72%) to (2.52%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                         MID CAP GROWTH TRUST A
                                            ---------------------------------------------------------------------------------
                                                     2003                          2002                        2001
                                            ---------------------------------------------------------------------------------
Units, beginning of period                                 187,763                        86,522                            0
Units issued                                                54,783                       157,786                       95,199
Units redeemed                                            (242,546)                      (56,545)                      (8,677)
                                            ---------------------------------------------------------------------------------

Units, end of period                                             0                       187,763                       86,522
                                            =================================================================================

Unit value                                  $7.646263 TO $7.700236        $7.079301 to $7.120941     $10.347320 to $10.371739

Net assets, end of period                                       $0                    $1,330,927                     $896,074

Investment income ratio*                                      0.00%                         0.00%                        0.00%

Expense ratio, lowest to highest**                   1.40% TO 1.75%                1.40% to 1.75%               1.40% to 1.75%

Total return, lowest to highest***                   8.01% TO 8.14%           (31.58%) to (31.34%)         (17.22%) to (17.03%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                           MID CAP GROWTH TRUST B
                                            ----------------------------------------------------
                                                     2003                          2002
                                            ----------------------------------------------------
Units, beginning of period                                   31,224                            0
Units issued                                                 44,248                       39,459
Units redeemed                                              (75,472)                      (8,235)
                                            ----------------------------------------------------

Units, end of period                                              0                       31,224
                                            ====================================================

Unit value                                  $9.329629 TO $10.488123       $8.634016 to $9.698036

Net assets, end of period                                        $0                     $299,609

Investment income ratio*                                       0.00%                        0.00%

Expense ratio, lowest to highest**                    1.40% TO 1.75%               1.40% to 1.75%

Total return, lowest to highest***                    8.02% TO 8.15%           (30.93%) to (7.86%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                     MID CAP OPPORTUNITIES TRUST A
                                            -------------------------------------------------------------------------------
                                                     2003                        2002                        2001
                                            -------------------------------------------------------------------------------
Units, beginning of period                                 114,889                      59,696                            0
Units issued                                                 4,397                      77,948                       69,390
Units redeemed                                            (119,286)                    (22,755)                      (9,694)
                                            -------------------------------------------------------------------------------

Units, end of period                                             0                     114,889                       59,696
                                            ===============================================================================

Unit value                                  $7.636598 TO $7.690521      $7.176410 to $7.218634     $10.465924 to $10.490622

Net assets, end of period                                       $0                    $825,396                     $625,080

Investment income ratio*                                      0.00%                       0.00%                        0.00%

Expense ratio, lowest to highest**                   1.40% TO 1.75%              1.40% to 1.75%               1.40% to 1.75%

Total return, lowest to highest***                   6.41% TO 6.54%         (31.43%) to (31.19%)         (16.27%) to (16.08%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                       MID CAP OPPORTUNITIES TRUST B
                                            --------------------------------------------------
                                                      2003                       2002
                                            --------------------------------------------------
Units, beginning of period                                   20,051                          0
Units issued                                                 26,026                     20,788
Units redeemed                                              (46,077)                      (737)
                                            --------------------------------------------------

Units, end of period                                              0                     20,051
                                            ==================================================

Unit value                                  $9.482253 TO $10.042890     $8.907082 to $9.425830

Net assets, end of period                                        $0                   $188,423

Investment income ratio*                                       0.00%                      0.00%

Expense ratio, lowest to highest**                    1.40% TO 1.75%             1.40% to 1.75%

Total return, lowest to highest***                    6.42% TO 6.55%         (28.74%) to (7.06%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                         FINANCIAL SERVICES TRUST A
                                            -------------------------------------------------------------------------------
                                                      2003                       2002                        2001
                                            -------------------------------------------------------------------------------
Units, beginning of period                                   221,373                   145,091                            0
Units issued                                                  74,785                   132,427                      154,006
Units redeemed                                               (58,918)                  (56,145)                      (8,915)
                                            -------------------------------------------------------------------------------

Units, end of period                                         237,240                   221,373                      145,091
                                            ===============================================================================

Unit value                                  $12.177455 TO $12.291912    $9.277011 to $9.331532     $11.497105 to $11.524203

Net assets, end of period                                 $2,900,715                $2,058,372                   $1,670,551

Investment income ratio*                                        0.16%                     0.00%                        0.05%

Expense ratio, lowest to highest**                     1.40% TO 1.75%            1.40% to 1.75%               1.40% to 1.75%

Total return, lowest to highest***                   31.26% TO 31.72%       (19.31%) to (19.03%)           (8.02%) to (7.81%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                          FINANCIAL SERVICES TRUST B
                                            -------------------------------------------------------
                                                      2003                           2002
                                            -------------------------------------------------------
Units, beginning of period                                    40,850                              0
Units issued                                                 181,374                         73,527
Units redeemed                                               (21,334)                       (32,677)
                                            -------------------------------------------------------

Units, end of period                                         200,890                         40,850
                                            =======================================================

Unit value                                  $13.407583 TO $13.578107       $10.227986 to $10.347728

Net assets, end of period                                 $2,705,259                       $418,450

Investment income ratio*                                        0.12%                          0.00%

Expense ratio, lowest to highest**                     1.40% TO 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                   31.09% TO 31.55%             (18.18%) to (4.25%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                       QUANTITATIVE MID CAP TRUST A
                                            ----------------------------------------------------------------------------------
                                                      2003                          2002                        2001
                                            ----------------------------------------------------------------------------------
Units, beginning of period                                    50,287                        8,312                            0
Units issued                                                  17,957                      102,612                       10,721
Units redeemed                                               (23,746)                     (60,637)                      (2,409)
                                            ----------------------------------------------------------------------------------

Units, end of period                                          44,498                       50,287                        8,312
                                            ==================================================================================

Unit value                                  $10.430346 TO $10.528409       $7.662062 to $7.707109     $10.080533 to $10.104317

Net assets, end of period                                   $465,917                     $386,149                      $83,879

Investment income ratio*                                        0.00%                        0.00%                        0.00%

Expense ratio, lowest to highest**                     1.40% TO 1.75%               1.40% to 1.75%               1.40% to 1.75%

Total return, lowest to highest***                   36.13% TO 36.61%          (23.99%) to (23.72%)         (19.36%) to (19.17%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                        QUANTITATIVE MID CAP TRUST B
                                            -----------------------------------------------------
                                                      2003                          2002
                                            -----------------------------------------------------
Units, beginning of period                                    12,337                            0
Units issued                                                  27,457                       13,426
Units redeemed                                                  (887)                      (1,089)
                                            -----------------------------------------------------

Units, end of period                                          38,907                       12,337
                                            =====================================================

Unit value                                  $13.199297 TO $13.478226       $9.700786 to $9.881083

Net assets, end of period                                   $519,431                     $121,106

Investment income ratio*                                        0.00%                        0.00%

Expense ratio, lowest to highest**                     1.40% TO 1.75%               1.40% to 1.75%

Total return, lowest to highest***                   35.93% TO 36.40%           (22.39%) to (4.15%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                        STRATEGIC GROWTH TRUST A
                                            ---------------------------------------------------------------------------------
                                                     2003                        2002                          2001
                                            ---------------------------------------------------------------------------------
Units, beginning of period                                 228,983                     101,341                              0
Units issued                                                27,784                     184,686                        115,469
Units redeemed                                             (50,784)                    (57,044)                       (14,128)
                                            ---------------------------------------------------------------------------------

Units, end of period                                       205,983                     228,983                        101,341
                                            =================================================================================

Unit value                                  $9.600076 TO $9.690358      $7.700872 to $7.746167       $10.891002 to $10.916683

Net assets, end of period                               $1,980,476                  $1,765,199                     $1,104,359

Investment income ratio*                                      0.00%                       0.00%                          0.00%

Expense ratio, lowest to highest**                   1.40% TO 1.75%              1.40% to 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                 24.66% TO 25.10%         (29.29%) to (29.04%)           (12.87%) to (12.67%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                          STRATEGIC GROWTH TRUST B
                                            -----------------------------------------------------
                                                      2003                         2002
                                            -----------------------------------------------------
Units, beginning of period                                    68,904                            0
Units issued                                                 266,947                       79,059
Units redeemed                                               (17,698)                     (10,155)
                                            -----------------------------------------------------

Units, end of period                                         318,153                       68,904
                                            =====================================================

Unit value                                  $11.545878 TO $12.966005      $9.270921 to $10.385269

Net assets, end of period                                 $4,072,745                     $709,584

Investment income ratio*                                        0.00%                        0.00%

Expense ratio, lowest to highest**                     1.40% TO 1.75%               1.40% to 1.75%

Total return, lowest to highest***                   24.41% TO 24.85%           (25.83%) to (7.27%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   ALL CAP VALUE TRUST A
                                        ----------------------------------------------------------------------------
                                                 2003                        2002                    2001
                                        ------------------------   ----------------------   ------------------------
Units, beginning of period                               201,456                   69,410                          0
Units issued                                             133,704                  193,207                     78,125
Units redeemed                                          (118,462)                 (61,161)                    (8,715)
                                        ------------------------   ----------------------   ------------------------

Units, end of period                                     216,698                  201,456                     69,410
                                        ========================   ======================   ========================

Unit value                              $12.017788 TO $12.130735   $8.838989 to $8.890942   $12.464762 to $12.494117

Net assets, end of period                             $2,613,330               $1,784,057                   $865,929

Investment income ratio*                                    0.08%                    0.00%                      0.04%

Expense ratio, lowest to highest**                 1.40% TO 1.75%           1.40% to 1.75%             1.40% to 1.75%

Total return, lowest to highest***               35.96% TO 36.44%      (29.09%) to (28.84%)         (0.28%) to (0.05%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                              ALL CAP VALUE TRUST B
                                                -------------------------------------------------------
                                                        2003                             2002
                                                ------------------------        -----------------------
Units, beginning of period                                        62,769                              0
Units issued                                                     365,303                         69,036
Units redeemed                                                  (85,935)                         (6,267)
                                                ------------------------        -----------------------

Units, end of period                                             342,137                         62,769
                                                ========================        =======================

Unit value                                      $12.051359 TO $13.181759         $8.867339 to $9.674898

Net assets, end of period                                     $4,450,912                       $593,689

Investment income ratio*                                            0.12%                          0.00%

Expense ratio, lowest to highest**                         1.40% TO 1.75%                 1.40% to 1.75%

Total return, lowest to highest***
                                                         35.77% TO 36.25%            (29.06%) to (10.39%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                            STRATEGIC VALUE TRUST A
                                                -----------------------------------------------------------------------------
                                                        2003                         2002                     2001
                                                -----------------------------------------------------------------------------
Units, beginning of period                                     192,002                    105,084                           0
Units issued                                                    28,704                    135,413                     116,233
Units redeemed                                                 (47,173)                   (48,495)                    (11,149)
                                                -----------------------------------------------------------------------------
Units, end of period                                           173,533                    192,002                     105,084
                                                =============================================================================
Unit value                                      $9.573143 TO $9.663184     $7.564926 to $7.609422    $10.574706 to $10.599650
                                                =============================================================================
Net assets, end of period                                   $1,666,570                 $1,454,944                  $1,112,393

Investment income ratio*                                          0.02%                      0.00%                       0.00%

Expense ratio, lowest to highest**                       1.40% TO 1.75%             1.40% to 1.75%              1.40% to 1.75%

Total return, lowest to highest***                     26.55% TO 26.99%        (28.46%) to (28.21%)        (15.40%) to (15.20%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                               STRATEGIC VALUE TRUST B
                                                ------------------------------------------------------
                                                          2003                           2002
                                                ------------------------------------------------------
Units, beginning of period                                        42,780                             0
Units issued                                                     128,764                        48,194
Units redeemed                                                   (11,452)                       (5,414)
                                                ------------------------------------------------------
Units, end of period                                             160,092                        42,780
                                                ======================================================
Unit value                                      $11.804094 TO $12.467370        $9.325864 to $9.825317

Net assets, end of period                                     $1,982,849                      $417,670

Investment income ratio*                                            0.06%                         0.00%

Expense ratio, lowest to highest**                         1.40% TO 1.75%                1.40% to 1.75%

Total return, lowest to highest***                       26.45% TO 26.89%            (25.39%) to (7.29%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                UTILITIES TRUST A
                                                ----------------------------------------------------------------------------
                                                         2003                        2002                       2001
                                                ----------------------------------------------------------------------------
Units, beginning of period                                     188,044                    153,476                          0
Units issued                                                   157,042                    157,695                    239,335
Units redeemed                                                (132,101)                  (123,127)                   (85,859)
                                                ----------------------------------------------------------------------------
Units, end of period                                           212,985                    188,044                    153,476
                                                ============================================================================

Unit value                                      $9.174298 TO $9.260547     $6.939875 to $6.980670     $9.237560 to $9.259344

Net assets, end of period                                   $1,961,163                 $1,307,426                 $1,419,248

Investment income ratio*                                          0.95%                      0.01%                      1.30%

Expense ratio, lowest to highest**                       1.40% TO 1.75%             1.40% to 1.75%             1.40% to 1.75%

Total return, lowest to highest***                     32.20% TO 32.66%        (24.87%) to (24.61%)       (26.10%) to (25.93%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                    UTILITIES TRUST B
                                                --------------------------------------------------------
                                                           2003                          2002
                                                ------------------------        ------------------------
Units, beginning of period                                        11,317                               0
Units issued                                                      72,038                          12,738
Units redeemed                                                    (4,039)                         (1,421)
                                                ------------------------        ------------------------
Units, end of period                                              79,316                          11,317
                                                ========================        ========================
Unit value                                      $13.222661 TO $14.412596        $10.012642 to $10.886485

Net assets, end of period                                     $1,132,989                        $122,892

Investment income ratio*                                            0.76%                           0.00%

Expense ratio, lowest to highest**                         1.40% TO 1.75%                  1.40% to 1.75%

Total return, lowest to highest***                       31.93% TO 32.39%               (19.90%) to 1.00%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                            MID CAP VALUE TRUST A
                                                --------------------------------------------------------------------------------
                                                         2003                        2002                         2001
                                                --------------------------------------------------------------------------------
Units, beginning of period                                       668,035                    228,369                            0
Units issued                                                      85,386                    600,898                      237,225
Units redeemed                                                  (159,548)                  (161,232)                      (8,856)
                                                --------------------------------------------------------------------------------
Units, end of period                                             593,873                    668,035                      228,369
                                                ================================================================================
Unit value                                      $14.076273 TO $14.208533   $11.426974 to $11.494079     $12.936460 to $12.966914

Net assets, end of period                                     $8,389,873                 $7,650,827                   $2,957,589

Investment income ratio*                                            0.41%                      0.00%                        0.55%

Expense ratio, lowest to highest**                         1.40% TO 1.75%             1.40% to 1.75%               1.40% to 1.75%

Total return, lowest to highest***                       23.18% TO 23.62%        (11.67%) to (11.36%)               3.49% to 3.74%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                MID CAP VALUE TRUST B
                                                -------------------------------------------------------
                                                          2003                          2002
                                                ------------------------        -----------------------
Units, beginning of period                                       228,338                              0
Units issued                                                     749,211                        261,220
Units redeemed                                                   (61,549)                       (32,882)
                                                ------------------------        -----------------------
Units, end of period                                             916,000                        228,338
                                                ========================        =======================
Unit value                                      $13.317463 TO $14.063217        10.830161 to $11.425215

Net assets, end of period                                    $12,294,350                     $2,487,641

Investment income ratio*                                            0.29%                          0.00%

Expense ratio, lowest to highest**                         1.40% TO 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                       22.97% TO 23.40%             (13.36%) to (3.11%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                            FUNDAMENTAL VALUE TRUST A
                                                -------------------------------------------------------------------------------
                                                          2003                     2002                          2001
                                                -------------------------------------------------------------------------------
Units, beginning of period                                       721,853                  305,676                             0
Units issued                                                      97,117                  487,890                       320,983
Units redeemed                                                  (103,214)                 (71,713)                      (15,307)
                                                -------------------------------------------------------------------------------
Units, end of period                                             715,756                  721,853                       305,676
                                                ===============================================================================
Unit value                                      $12.178644 TO $12.293099   $9.545508 to $9.601589      $11.592814 to $11.620125

Net assets, end of period                                     $8,736,554               $6,898,859                    $3,545,972

Investment income ratio*                                            0.28%                    0.09%                         0.00%

Expense ratio, lowest to highest**                         1.40% TO 1.75%           1.40% to 1.75%                1.40% to 1.75%

Total return, lowest to highest***                       27.59% TO 28.03%      (17.66%) to (17.37%)            (7.26%) to (7.04%)


              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                              FUNDAMENTAL VALUE TRUST B
                                                ---------------------------------------------------
                                                         2003                       2002
                                                ------------------------   ------------------------
Units, beginning of period                                       211,556                          0
Units issued                                                     541,106                    220,570
Units redeemed                                                   (68,363)                    (9,014)
                                                ------------------------   ------------------------
Units, end of period                                             684,299                    211,556
                                                ========================   ========================
Unit value                                      $13.428610 TO $13.552445   $10.546509 to $10.633144

Net assets, end of period                                      9,219,586                 $2,235,257

Investment income ratio*                                            0.25%                      0.00%

Expense ratio, lowest to highest**                         1.40% TO 1.75%             1.40% to 1.75%

Total return, lowest to highest***                       27.33% TO 27.77%         (15.63%) to (3.19%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                    EMERGING GROWTH           NATURAL RESOURCES               MID CAP CORE
                                                        TRUST B                    TRUST B                       TRUST B
                                                ------------------------   ------------------------     ------------------------
                                                         2003                        2003                          2003
                                                ------------------------   ------------------------     ------------------------
Units, beginning of period                                             0                          0                            0
Units issued                                                      28,962                     89,475                      139,825
Units redeemed                                                    (6,550)                    (7,204)                        (837)
                                                ------------------------   ------------------------     ------------------------
Units, end of period                                              22,412                     82,271                      138,988
                                                ========================   ========================     ========================

Unit value                                      $16.148310 TO $16.185428   $17.774754 TO $17.815615     $15.125220 TO $15.160007

Net assets, end of period                                       $362,287                 $1,464,070                   $2,104,564

Investment income ratio*                                            0.00%                      0.00%                        0.00%

Expense ratio, lowest to highest**                         1.40% TO 1.75%             1.40% TO 1.75%               1.40% TO 1.75%

Total return, lowest to highest***                       29.19% TO 29.48%           42.20% TO 42.52%             21.00% TO 21.28%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                  QUANTITATIVE ALL CAP         LARGE CAP VALUE          SMALL CAP OPPORTUNITIES
                                                        TRUST B                   TRUST B                       TRUST B
                                                ------------------------   ------------------------     ------------------------
                                                          2003                      2003                           2003
                                                ------------------------   ------------------------     ------------------------
Units, beginning of period                                             0                          0                            0
Units issued                                                       5,950                     27,780                       40,737
Units redeemed                                                         0                        (22)                      (1,354)
                                                ------------------------   ------------------------     ------------------------
Units, end of period                                               5,950                     27,758                       39,383
                                                ========================   ========================     ========================

Unit value                                      $15.370112 TO $15.405463   $15.753916 TO $15.790145     $17.280544 TO $17.320262

Net assets, end of period                                        $91,501                   $437,796                     $681,815

Investment income ratio*                                            0.00%                      0.00%                        0.00%

Expense ratio, lowest to highest**                         1.40% TO 1.75%             1.40% TO 1.75%               1.40% TO 1.75%

Total return, lowest to highest***                       22.96% TO 23.24%           26.03% TO 26.32%             38.24% TO 38.56%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                     SPECIAL VALUE             REAL RETURN BOND          AMERICAN INTERNATIONAL
                                                        TRUST B                    TRUST B                       TRUST B
                                                ------------------------   ------------------------     ------------------------
                                                           2003                     2003                         2003
                                                ------------------------   ------------------------     ------------------------
Units, beginning of period                                             0                          0                            0
Units issued                                                       7,820                    398,437                      229,751
Units redeemed                                                      (721)                   (71,926)                     (19,067)

                                                ------------------------   ------------------------     ------------------------
Units, end of period                                               7,099                    326,511                      210,684
                                                ========================   ========================     ========================

Unit value                                      $15.619575 TO $15.655498   $12.950068 TO $12.979916     $16.469766 TO $16.507632

Net assets, end of period                                       $110,945                 $4,232,489                   $3,473,863

Investment income ratio*                                            0.00%                      0.00%                        0.00%

Expense ratio, lowest to highest**                         1.40% TO 1.75%             1.40% TO 1.75%               1.40% TO 1.75%

Total return, lowest to highest***                       24.96% TO 25.24%             3.60% TO 3.84%             31.76% TO 32.06%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                             AMERICAN BLUE-CHIP
                                                    AMERICAN GROWTH            INCOME & GROWTH           AMERICAN GROWTH-INCOME
                                                        TRUST B                    TRUST B                       TRUST B
                                                ------------------------   ------------------------     ------------------------
                                                          2003                      2003                          2003
                                                ------------------------   ------------------------     ------------------------
Units, beginning of period                                             0                          0                            0
Units issued                                                     949,200                    533,054                      631,909
Units redeemed                                                   (68,389)                    (5,616)                     (22,609)
                                                ------------------------   ------------------------     ------------------------
Units, end of period                                             880,811                    527,438                      609,300
                                                ========================   ========================     ========================

Unit value                                      $15.234022 TO $15.269062   $15.263668 TO $15.298774     $15.352637 TO $15.387946

Net assets, end of period                                    $13,433,461                 $8,058,925                   $9,364,312

Investment income ratio*                                            0.00%                      0.00%                        0.00%

Expense ratio, lowest to highest**                         1.40% TO 1.75%             1.40% TO 1.75%               1.40% TO 1.75%

Total return, lowest to highest***                       21.87% TO 22.15%           22.11% TO 22.39%             22.82% TO 23.10%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                 SCUDDER 21ST CENTURY           SCUDDER CAPITAL              SCUDDER GLOBAL
                                                     GROWTH TRUST B              GROWTH TRUST B             DISCOVERY TRUST B
                                                ------------------------   ------------------------     ------------------------
                                                         2003                        2003                        2003
                                                ------------------------   ------------------------     ------------------------
Units, beginning of period                                             0                          0                            0
Units issued                                                      24,149                     44,747                       19,778
Units redeemed                                                        (2)                      (162)                        (216)
                                                ------------------------   ------------------------     ------------------------

Units, end of period                                              24,147                     44,585                       19,562
                                                ========================   ========================     ========================

Unit value                                      $17.497738 TO $17.573287   $16.983475 TO $17.056831     $20.934012 TO $21.024402

Net assets, end of period                                       $422,989                   $758,256                     $409,989

Investment income ratio*                                            0.00%                      0.00%                        0.00%

Expense ratio, lowest to highest**                         1.40% TO 1.75%             1.40% TO 1.75%               1.40% TO 1.75%

Total return, lowest to highest***                       28.13% TO 28.58%           24.32% TO 24.76%             46.19% TO 46.70%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                    SCUDDER GROWTH &        SCUDDER HEALTH SCIENCES      SCUDDER INTERNATIONAL
                                                     INCOME TRUST B                TRUST B                     TRUST B
                                                ------------------------   ------------------------     ------------------------
                                                          2003                       2003                        2003
                                                ------------------------   ------------------------     ------------------------
Units, beginning of period                                             0                          0                            0
Units issued                                                      57,744                     80,653                       74,675
Units redeemed                                                      (952)                   (11,181)                      (1,223)
                                                ------------------------   ------------------------     ------------------------

Units, end of period                                              56,792                     69,472                       73,452
                                                ========================   ========================     ========================

Unit value                                      $16.991407 TO $17.064795   $17.045590 TO $17.119230     $16.704896 TO $16.777081

Net assets, end of period                                       $966,910                 $1,185,576                   $1,228,531

Investment income ratio*                                            0.00%                      0.00%                        0.00%

Expense ratio, lowest to highest**                         1.40% TO 1.75%             1.40% TO 1.75%               1.40% TO 1.75%

Total return, lowest to highest***                       24.35% TO 24.79%           30.90% TO 31.36%             25.31% TO 25.75%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                   SCUDDER AGGRESSIVE         SCUDDER BLUE CHIP            SCUDDER CONTARIAN
                                                     GROWTH TRUST B                TRUST B                   VALUE TRUST B
                                                ------------------------   ------------------------     ------------------------
                                                         2003                        2003                        2003
                                                ------------------------   ------------------------     ------------------------
Units, beginning of period                                             0                          0                            0
Units issued                                                      37,290                    104,100                       87,425
Units redeemed                                                      (113)                      (390)                      (1,173)
                                                ------------------------   ------------------------     ------------------------

Units, end of period                                              37,177                    103,710                       86,252
                                                ========================   ========================     ========================

Unit value                                      $19.303275 TO $19.386626   $16.781810 TO $16.854301     $18.178471 TO $18.256976

Net assets, end of period                                       $718,333                 $1,743,045                   $1,570,328

Investment income ratio*                                            0.00%                      0.00%                        0.00%

Expense ratio, lowest to highest**                         1.40% TO 1.75%             1.40% TO 1.75%               1.40% TO 1.75%

Total return, lowest to highest***                       31.12% TO 31.58%           24.57% TO 25.00%             29.90% TO 30.35%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                  SCUDDER GLOBAL BLUE         SCUDDER GOVERNMENT            SCUDDER GROWTH
                                                      CHIP TRUST B            SECURITIES TRUST B               TRUST B
                                                ------------------------   ------------------------     ------------------------
                                                         2003                        2003                        2003
                                                ------------------------   ------------------------     ------------------------
Units, beginning of period                                             0                          0                            0
Units issued                                                      34,799                    212,038                       29,885
Units redeemed                                                      (151)                   (13,352)                      (6,248)
                                                ------------------------   ------------------------     ------------------------

Units, end of period                                              34,648                    198,686                       23,637
                                                ========================   ========================     ========================

Unit value                                      $17.253759 TO $17.328288   $12.614422 TO $12.668989     $16.676269 TO $16.748311

Net assets, end of period                                       $598,704                 $2,510,169                     $394,873

Investment income ratio*                                            0.00%                      0.00%                        0.00%

Expense ratio, lowest to highest**                         1.40% TO 1.75%             1.40% TO 1.75%               1.40% TO 1.75%

Total return, lowest to highest***                       26.73% TO 27.17%             0.06% TO 0.41%             22.04% TO 22.47%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                  SCUDDER HIGH INCOME       SCUDDER INTERNATIONAL         SCUDDER FIXED INCOME
                                                        TRUST B             SELECT EQUITY TRUST B                TRUST B
                                                ------------------------   ------------------------     ---------------------------
                                                         2003                        2003                         2003
                                                ------------------------   ------------------------     ---------------------------
Units, beginning of period                                             0                          0                            0
Units issued                                                     129,702                     58,068                      236,035
Units redeemed                                                   (11,040)                   (15,495)                      (8,478)
                                                ------------------------   ------------------------     ---------------------------

Units, end of period                                             118,662                     42,573                      227,557
                                                ========================   ========================     ===========================

Unit value                                      $16.194935 TO $16.264897   $17.220976 TO $17.295376     $13.022287 TO $13.078606

Net assets, end of period                                     $1,924,212                   $734,032                   $2,966,876

Investment income ratio*                                            0.00%                      0.00%                        0.00%

Expense ratio, lowest to highest**                         1.40% TO 1.75%             1.40% TO 1.75%               1.40% TO 1.75%

Total return, lowest to highest***                       21.99% TO 22.42%           27.18% TO 27.63%               2.94% TO 3.30%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                       SCUDDER MONEY MARKET              SCUDDER SMALL CAP                  SCUDDER TECHNOLOGY
                                            TRUST B                        GROWTH TRUST B                     GROWTH TRUST B
                                     ------------------------         ------------------------           ------------------------
                                              2003                              2003                               2003
                                     ------------------------         ------------------------           ------------------------
Units, beginning of period                                  0                                0                                  0
Units issued                                          641,359                           77,712                             56,422
Units redeemed                                       (315,259)                             (45)                           (14,782)
                                     ------------------------         ------------------------           ------------------------

Units, end of period                                  326,100                           77,667                             41,640
                                     ========================         ========================           ========================

Unit value                           $12.318541 TO $12.371821         $18.539241 TO $18.619291           $22.569782 TO $22.667138

Net assets, end of period                          $4,022,938                       $1,441,627                           $941,199

Investment income ratio*                                 0.18%                            0.00%                              0.00%

Expense ratio, lowest to highest**              1.40% TO 1.75%                   1.40% TO 1.75%                     1.40% TO 1.75%

Total return, lowest to highest***           (1.32%) TO (0.98%)                30.22% TO 30.67%                   43.65% TO 44.15%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                       SCUDDER TOTAL RETURN              SCUDDER DAVIS VENTURE         SCUDDER DREMAN FINANCIAL
                                             TRUST B                        VALUE TRUST B                   SERVICES TRUST B
                                     ------------------------            ---------------------        ---------------------------
                                              2003                              2003                              2003
                                     ------------------------            ---------------------        ---------------------------
Units, beginning of period                                  0                                0                                  0
Units issued                                          176,989                          138,669                             52,343
Units redeemed                                        (16,562)                          (1,249)                           (10,982)
                                     ------------------------         ------------------------        ---------------------------

Units, end of period                                  160,427                          137,420                             41,361
                                     ========================         ========================        ===========================

Unit value                           $15.221981 TO $15.287760         $17.920836 TO $17.998252           $18.323217 TO $18.402350

Net assets, end of period                          $2,445,965                       $2,465,042                           $758,708

Investment income ratio*                                 0.00%                            0.00%                              0.00%

Expense ratio, lowest to highest**              1.40% TO 1.75%                   1.40% TO 1.75%                     1.40% TO 1.75%

Total return, lowest to highest***            15.52% TO 15.92%                 27.18% TO 27.62%                   25.51% TO 25.95%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                            SCUDDER DREMAN                  SCUDDER DREMAN                 SCUDDER EAGLE FOCUSED
                                          HIGH RETURN EQUITY               SMALL CAP VALUE                    LARGE CAP GROWTH
                                                TRUST B                        TRUST B                            TRUST B
                                       -------------------------      ------------------------           ------------------------
                                              2003                              2003                               2003
                                       -------------------------      ------------------------           ------------------------
Units, beginning of period                                     0                             0                                  0
Units issued                                             162,277                        92,177                             72,219
Units redeemed                                              (591)                       (1,757)                              (422)
                                       -------------------------      ------------------------           ------------------------

Units, end of period                                     161,686                        90,420                             71,797
                                       =========================      ========================           ========================

Unit value                              $18.816193 TO $18.897440      $18.991183 TO $19.073169           $16.949303 TO $17.022514

Net assets, end of period                             $3,046,818                    $1,719,589                         $1,218,562

Investment income ratio*                                    0.00%                         0.00%                              0.00%

Expense ratio, lowest to highest**                 1.40% TO 1.75%                1.40% TO 1.75%                     1.40% TO 1.75%

Total return, lowest to highest***               29.21% TO 29.66%              39.19% TO 39.68%                   23.95% TO 24.39%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                            SCUDDER FOCUS VALUE             SCUDDER INDEX 500            SCUDDER INVESCO DYNAMIC
                                             & GROWTH TRUST B                    TRUST B                      GROWTH TRUST B
                                          ------------------------      ------------------------         -----------------------
                                                   2003                           2003                            2003
                                          ------------------------      ------------------------         -----------------------
Units, beginning of period                                       0                             0                                0
Units issued                                                13,458                       163,034                           13,291
Units redeemed                                                (265)                         (820)                             (82)
                                          ------------------------      ------------------------         ------------------------

Units, end of period                                        13,193                       162,214                           13,209
                                          ========================      ========================         ========================

Unit value                                $18.377401 TO $18.456762      $17.550772 TO $17.626575         $19.131066 TO $19.213671

Net assets, end of period                                 $242,804                    $2,852,710                         $253,013

Investment income ratio*                                      0.00%                         0.00%                            0.00%

Expense ratio, lowest to highest**                   1.40% TO 1.75%                1.40% TO 1.75%                   1.40% TO 1.75%

Total return, lowest to highest***                 29.99% TO 30.45%              25.36% TO 25.80%                 32.91% TO 33.38%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                             SCUDDER JANUS GROWTH &          SCUDDER JANUS GROWTH         SCUDDER MFS STRATEGIC
                                                INCOME TRUST B               OPPORTUNITIES TRUST B             VALUE TRUST B
                                            ------------------------       ------------------------     ------------------------
                                                     2003                           2003                          2003
                                            ------------------------       ------------------------     ------------------------
Units, beginning of period                                         0                              0                            0
Units issued                                                  57,379                         16,110                       65,552
Units redeemed                                                  (278)                          (100)                        (671)
                                            ------------------------       ------------------------     ------------------------

Units, end of period                                          57,101                         16,010                       64,881
                                            ========================       ========================     ========================

Unit value                                  $16.547138 TO $16.618620       $17.176830 TO $17.251027     $17.984781 TO $18.062460

Net assets, end of period                                   $946,372                       $275,431                   $1,167,980

Investment income ratio*                                        0.00%                          0.00%                        0.00%

Expense ratio, lowest to highest**                     1.40% TO 1.75%                 1.40% TO 1.75%               1.40% TO 1.75%

Total return, lowest to highest***                   21.79% TO 22.22%               24.05% TO 24.49%             24.16% TO 24.59%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                             SCUDDER OAK STRATEGIC          SCUDDER TURNER MID CAP       SCUDDER REAL ESTATE
                                                EQUITY TRUST B                  GROWTH TRUST B                 TRUST B
                                            ------------------------       ------------------------     ------------------------
                                                    2003                             2003                        2003
                                            ------------------------       ------------------------     ------------------------
Units, beginning of period                                         0                                0                          0
Units issued                                                  34,359                           54,611                    108,965
Units redeemed                                                   (56)                         (14,801)                      (609)
                                            ------------------------         ------------------------   ------------------------

Units, end of period                                          34,303                           39,810                    108,356
                                            ========================         ========================   ========================

Unit value                                  $22.461508 TO $22.558419         $20.328105 TO $20.415849   $15.252679 TO $15.287771

Net assets, end of period                                   $771,384                         $810,157                 $1,654,071

Investment income ratio*                                        0.00%                            0.00%                      0.00%

Expense ratio, lowest to highest**                     1.40% TO 1.75%                   1.40% TO 1.75%             1.40% TO 1.75%

Total return, lowest to highest***                   46.55% TO 47.06%                 45.51% TO 46.02%           22.02% TO 22.30%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                            SCUDDER STRATEGIC                ALGER AMERICAN             ALGER AMERICAN LEVERAGED
                                             INCOME TRUST B                 BALANCED TRUST B                ALL CAP TRUST B
                                         -----------------------          ----------------------        ------------------------
                                                2003                            2003                            2003
                                         -----------------------          ----------------------        ------------------------
Units, beginning of period                                     0                                0                              0
Units issued                                              77,482                          135,165                         33,162
Units redeemed                                            (6,573)                            (434)                          (308)
                                        ------------------------         ------------------------       ------------------------

Units, end of period                                      70,909                          134,731                         32,854
                                        ========================         ========================       ========================

Unit value                              $12.690945 TO $12.720176         $14.928041 TO $14.992568       $16.652790 TO $16.724725

Net assets, end of period                               $900,592                       $2,014,271                       $547,832

Investment income ratio*                                    0.00%                            0.03%                          0.00%

Expense ratio, lowest to highest**                 1.40% TO 1.75%                   1.40% TO 1.75%                 1.40% TO 1.75%

Total return, lowest to highest***                 1.53% TO 1.76%                 16.67% TO 17.08%               31.90% TO 32.37%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                CREDIT SUISSE                CREDIT SUISSE GLOBAL             DREYFUS SOCIALLY
                                              EMERGING MARKETS               POST VENTURE CAPITAL         RESPONSIBLE GROWTH FUND
                                                  TRUST B                           TRUST B                        TRUST B
                                         ------------------------          ------------------------      ------------------------
                                                   2003                             2003                           2003
                                         ------------------------          ------------------------      ------------------------
Units, beginning of period                                      0                                 0                             0
Units issued                                               28,752                             8,663                        10,421
Units redeemed                                             (1,352)                                0                        (1,104)
                                         ------------------------          ------------------------      ------------------------

Units, end of period                                       27,400                             8,663                         9,317
                                         ========================          ========================      ========================

Unit value                               $18.722477 TO $18.803321          $19.661271 TO $19.746145      $17.001547 TO $17.074978

Net assets, end of period                                $513,741                          $170,572                      $158,559

Investment income ratio*                                     0.00%                             0.00%                         0.00%

Expense ratio, lowest to highest**                  1.40% TO 1.75%                    1.40% TO 1.75%                1.40% TO 1.75%

Total return, lowest to highest***                40.40% TO 40.89%                  45.10% TO 45.61%              23.57% TO 24.01%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                      DREYFUS IP MIDCAP                   INVESCO UTILITIES
                                                        STOCK TRUST B                          TRUST B
                                                   ------------------------            ------------------------
                                                           2003                                 2003
                                                   ------------------------            ------------------------
Units, beginning of period                                                0                                   0
Units issued                                                        132,799                              30,849
Units redeemed                                                       (4,017)                               (682)
                                                   ------------------------            ------------------------

Units, end of period                                                128,782                              30,167
                                                   ========================            ========================

Unit value                                         $17.875144 TO $17.952346            $15.867908 TO $15.936457

Net assets, end of period                                        $2,305,327                            $479,215

Investment income ratio*                                               0.51%                               3.57%

Expense ratio, lowest to highest**                            1.40% TO 1.75%                      1.40% TO 1.75%

Total return, lowest to highest***                          29.20% TO 29.65%                    15.43% TO 15.84%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

*The Investment Income Ratio represents the dividends, excluding the distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

**The Expense Ratio represents the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of underlying funds are excluded.

***The Total Return Ratio represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. This does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7. DIVERSIFICATION REQUIREMENTS

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefits plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Company believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

                                     PART C

                                OTHER INFORMATION

Guide to Name Changes and Successions:

The following name changes took place October 1, 1997:

                  Old Name                                                        New Name
FNAL Variable Account                                        The Manufacturers Life Insurance Company of New York
                                                             Separate Account A
First North American Life Assurance Company                  The Manufacturers Life Insurance Company of New York

The following name changes took place November 1, 1997:

       Old Name                                                            New Name
NAWL Holding Co., Inc.                                       Manulife-Wood Logan Holding Co., Inc.

The following name changes took place September 24, 1999:

         Old Name                                                     New Name
Wood Logan Associates, Inc.                                  Manulife Wood Logan, Inc.

On September 30, 1997, Manufacturers Securities Services, LLC succeeded to the business of NASL Financial Services, Inc.

The following changes became effective January 1, 2002: (a) The Manufacturers Life Insurance Company of North America ("Manulife North America") merged into The Manufacturers Life Insurance Company (U.S.A.) with the latter becoming the owner of all of Manulife North America's assets; (b) Manulife Financial Securities LLC became the successor broker-dealer to Manufacturers Securities Services, LLC.

                                   * * * * *

Item 24. Financial Statements and Exhibits

         (a)      Financial Statements

                  (1) Financial Statements of the Registrant, The Manufacturers Life Insurance Company of New York Separate Account A (Part B of the registration statement). FILED HEREWITH

                  (2) Financial Statements of the Depositor, The Manufacturers Life Insurance Company of New York (Part B of the registration statement). FILED HEREWITH

         (b)      Exhibits

                  (1)      (a)      Resolution of the Board of Directors of
                                    First North American Life Assurance Company establishing the FNAL Variable Account - incorporated by reference to Exhibit
                                    (b)(1)(a) to Form N-4, File No. 33-46217
                                    filed February 25, 1998.

                           (b) Resolution of the Board of Directors of First North American Life Assurance Company establishing the Fixed Separate Account - incorporated by reference to Exhibit
                                    (b)(1)(b) to Form N-4, File No. 33-46217
                                    filed February 25, 1998.

                           (c) Resolution of the Board of Directors of First North American Life Assurance Company establishing The Manufacturers Life Insurance Company of New York Separate Account D and The Manufacturers Life Insurance Company of New York Separate Account E - incorporated by reference to Exhibit (b)(1)(c) to Form N-4, File No. 33-46217 filed February 25, 1998.

                  (2) Agreements for custody of securities and similar investments - Not Applicable.

                  (3)      (a)      Form of Underwriting and Distribution
                                    Agreement-Incorporated by reference to
                                    Exhibit (b) (2) to post-effective amendment no. 12 to this registration statement filed
                                    March 1, 2002 ("Post-Effective Amendment no.
                                    12")

                           (b) Form of Selling Agreement between The Manufacturers Life Insurance Company of New York, Manufacturers Securities Services, LLC (Underwriter), and General Agents - incorporated by reference to Exhibit (3)(b) to Post-Effective Amendment no. 12.

                  (4)      (a)(i)   Form of Specimen Flexible Purchase Payment
                                    Individual Deferred Combination Fixed and
                                    Variable Annuity Contract, Non-Participating
                                    (v24) - previously filed as Exhibit
                                    (b)(4)(a) to post-effective amendment no. 4 to Registrant's Registration Statement on
                                    Form N-4, File No.33-79112, dated March 2,
                                    1998.

                           (a)(ii) Form of Specimen Flexible Purchase Payment Individual Deferred Combination Fixed and Variable Annuity Contract, Non-Participating
                                    (v9) - incorporated by reference to Exhibit
                                    (b)(4) to post-effective amendment no. 7 to Registrant's Registration Statement on Form N-4, File No. 33-46217, dated February 25, 1998.

                           (b)(i)   Specimen Endorsements to Contract (v24) -
                                    (i) ERISA Tax-Sheltered Annuity, (ii)
                                    Tax-Sheltered Annuity, (iii) Qualified Plan
                                    Endorsement Section 401 Plans, (iv) Simple
                                    Individual Retirement Annuity, (v) Unisex
                                    Benefits and Payments, (vi) Individual
                                    Retirement Annuity - previously filed as Exhibit (b)(4)(b) to post-effective amendment no. 5 to Registrant's Registration Statement on Form N-4 File, No.33-79112, filed April 29, 1998.

                           (b)(ii) Specimen Death Benefit Endorsement (v9) - previously filed as Exhibit (b)(4)(i) to post-effective amendment no. 5 to Registrant's Registration Statement on Form N-4 File, No.33-46217, filed April 30, 1996.

                           (b)(iii) Specimen Death Benefit Endorsement (v9) -
                                    previously filed as Exhibit (b)(3)(iii) to post-effective amendment no. 6 to Registrant's Registration Statement on Form N-4 File, No.33-46217, filed February 28, 1997.

                           (b)(iv)  Roth Individual Retirement Annuity
                                    Endorsement - previously filed as Exhibit
                                    (b)(3)(iv) to post-effective amendment no. 7 to Registrant's Registration Statement on Form N-4 File, No.33-79112, filed April 29, 1999.

                           (b)(v) Payment Enhancement Annuity Endorsement - previously filed as Exhibit (b)(3)(v) to post-effective amendment no.1 to Registrant's Registration Statement on Form N-4 File, No.33-79112, filed April 25, 2001.

                  (5)      (a)(i)   Form of Specimen Application for Flexible
                                    Purchase Payment Individual Deferred
                                    Combination Fixed and Variable Annuity
                                    Contract, Non-Participating (v24) -
                                    previously filed as Exhibit (b)(5)(a)(i) to post-effective amendment no. 8 to
                                    Registrant's Registration Statement on Form
                                    N-4 File, No.33-79112, filed February 25,
                                    2000.

                           (a)(ii) Form of Specimen Application for Flexible Purchase Payment Individual Deferred Combination Fixed and Variable Annuity Contract, Non-Participating (v9) - previously filed as Exhibit (b)(5) to post-effective amendment no. 7 to Registrant's Registration Statement on Form N-4 File, No.33-46217, filed February 25, 1998.

                  (6)      (a)(i)   Declaration of Intention and Charter of
                                    First North American Life Assurance Company
                                    - incorporated by reference to Exhibit
                                    (b)(6)(a)(i) to post-effective amendment no.
                                    7 to Registrant's Registration Statement on
                                    Form N-4 File, No.33-46217, filed February
                                    25, 1998.

                           (a)(ii) Certificate of Amendment of the Declaration of Intention and Charter of First North American Life Assurance Company - incorporated by reference to Exhibit
                                    (b)(6)(a)(ii) to post-effective amendment no. 7 to Registrant's Registration Statement on Form N-4 File, No.33-46217, filed February 25, 1998.

                           (a)(iii) Certificate of Amendment of the Declaration
                                    of Intention and Charter of The
                                    Manufacturers Life Insurance Company of New
                                    York - incorporated by reference to Exhibit
                                    (b)(6)(a)(iii) to post-effective
                                    amendment no. 7 to Registrant's Registration
                                    Statement on Form N-4 File, No.33-46217, filed February 25, 1998.

                           (b) By-laws of The Manufacturers Life Insurance Company of New York - incorporated by reference to Exhibit (b)(3)(c) to post-effective amendment no. 7 to Registrant's Registration Statement on Form N-4 File, No.33-46217, filed February 25, 1998.

                  (7) Contract of reinsurance in connection with the variable annuity contracts being offered - Not Applicable.

                  (8) Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:

                           (a) Administrative Agreement between The Manufacturers Life Insurance Company of New York and The Manufacturers Life Insurance Company (U.S.A.) - incorporated by reference to Exhibit (8) (a) to Post-Effective Amendment no. 12.

                           (b) Investment Services Agreement between The Manufacturers Life Insurance Company and The Manufacturers Life Insurance Company of New York - incorporated by reference to Exhibit 1(A)(8)(c) to pre-effective amendment no. 1 to The Manufacturers Life Insurance Company of New York Separate Account B Registration Statement on Form S-6, filed March 16, 1998.

                  (9) Opinion of Counsel and consent to its use as to the legality of the securities being registered (June 28, 1994) - previously filed as Exhibit (b)(9) to post-effective amendment no. 6 to Registrant's Registration Statement on Form N-4 File, No. 33-79112, filed March 2, 1999.

                  (10)     Written consent of Ernst & Young LLP - FILED HEREWITH

                  (11) All financial statements omitted from Item 23, Financial Statements - Not Applicable.

                  (12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners - Not Applicable.

                  (13) Schedules of computations - Incorporated by reference to Exhibit (b)(13) to post effective amendment no. 2 to Form N-4, file number 33-76162 filed March 1, 1996.

                  (14)     (a)      Power of Attorney - The Manufacturers Life
                                    Insurance Company of New York Directors is incorporated by reference to exhibit 7 to pre-effective amendment no. 1 to The
                                    Manufacturers Life Insurance Company of New
                                    York Separate Account B Registration
                                    Statement on Form S-6, filed March 16, 1998.

                           (b) Power of Attorney, James O'Malley and Thomas Borshoff - previously filed as Exhibit
                                    (b)(14)(b) to post-effective amendment no. 6 to Registrant's Registration Statement on Form N-4 File, No. 33-79112, filed March 2, 1999.

                           (c) Power of Attorney, James D. Gallagher and James R. Boyle - incorporated by reference to Exhibit (7)(iii) to pre-effective amendment no. 1 to the Registration Statement on Form S-6, File No. 333-83023, filed November 1, 1999.

                           (d)      Power of Attorney, Robert Cook -
                                    incorporated by reference to Exhibit
                                    (b)(14)(d) to post-effective amendment no. 8 to Registrant's Registration Statement on Form N-4 File, No.33-79112, filed February 25, 2000.

                           (e) Power of Attorney, Bradford J. Race Jr. - incorporated by reference to Exhibit (14) to Post-Effective Amendment No. 12.

                           (f) Power of Attorney, Joseph M. Scott - incorporated by reference to Exhibit (14)(f) to Post-Effective Amendment No. 16.

                           (g) Power of Attorney, Alison Alden, Marc Costantini and Bruce Speca - incorporated by reference to Exhibit (14)(g) to Post-Effective Amendment No. 17.

                  (27)     Financial Data Schedule - Not Applicable

Item 25. Directors and Officers of the Depositor.

OFFICERS AND DIRECTORS OF THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

        NAME AND                    POSITION WITH THE MANUFACTURERS LIFE INSURANCE
PRINCIPAL BUSINESS ADDRESS                        COMPANY OF NEW YORK
Alison Alden                                           Director
73 Tremont Street
Boston, MA  02108

Bruce Avedon                                           Director
6601 Hitching Post Lane
Cincinnati, OH 45230

Thomas Borshoff                                        Director
3 Robin Drive
Rochester, NY  14618

James R. Boyle                                         Director
500 Boylston Street
Boston, MA  02116

Robert Cook                                            Director
73 Tremont Street
Boston, MA 02108

Marc Costantini                                        Director
73 Tremont Street
Boston, MA  02108

John D. DesPrez III                              Director and Chairman
73 Tremont Street
Boston, MA 02108

Ruth Ann Fleming                                       Director
205 Highland Avenue
Short Hills, NJ 07078

James D. Gallagher                              Director and President
73 Tremont Street
Boston, MA 02108

David W. Libbey                                        Treasurer
500 Boylston Street
Boston, MA  02116

        NAME AND                    POSITION WITH THE MANUFACTURERS LIFE INSURANCE
PRINCIPAL BUSINESS ADDRESS                        COMPANY OF NEW YORK
Alison Alden                                           Director
73 Tremont Street
Boston, MA  02108

Neil M. Merkl, Esq.                                    Director
35-35 161st Street
Flushing, NY 11358

Joseph M. Scott                                        Director
73 Tremont Street
Boston, MA  02108

Bruce Speca                                            Director
73 Tremont Street
Boston, MA  02108

Bradford J. Race Jr                                    Director
136 East 64th Street
New York, NY  10021

Nicole Humblias                Assistant Vice President and Chief Administrative Officer
73 Tremont Street
Boston, MA  02108

Kim Ciccarelli                                    Secretary & Counsel
73 Tremont Street
Boston, MA 02108

John Ostler                                        Appointed Actuary
200 Bloor Street East
Toronto, Ontario
Canada M4W-1E5

Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant.

                         MANULIFE FINANCIAL CORPORATION
                           CORPORATE ORGANIZATION LIST
                             AS OF DECEMBER 31, 2003

                                                                                                           JURISDICTION OF
                   AFFILIATE                                                   LEGAL ID    % OF EQUITY      INCORPORATION
-----------------------------------------------                                --------    -----------    -----------------
MANULIFE FINANCIAL CORPORATION                                                        2            100         CANADA
   Jupiter Merger Corporation                                                       209            100         Delaware
   The Manufacturers Life Insurance Company                                           1            100         Canada
      Manulife Bank of Canada                                                        58            100         Canada
      Manulife Financial Services Inc.                                              199            100         Canada
      Manulife Securities International Ltd.                                         79            100         Canada
      Enterprise Capital Management Inc.                                                            20         Ontario
      Cantay Holdings Inc.                                                           51            100         Ontario

                                                                                                     JURISDICTION OF
                              AFFILIATE                                  LEGAL ID    % OF EQUITY      INCORPORATION
---------------------------------------------------------------------    --------    -----------    -----------------
FNA Financial Inc.                                                            115            100         Canada
   Elliot & Page Limited                                                      116            100         Ontario
NAL Resources Limited                                                         117            100         Alberta
3550435 Canada Inc.                                                           107            100         Canada
   MFC Insurance Company Limited                                              106            100         Canada
   FCM Holdings Inc.                                                          104            100         Philippines
Manulife Canada Ltd.                                                          157            100         Canada
1293319 Ontario Inc.                                                          170            100         Ontario
3426505 Canada Inc.                                                           161            100         Canada
Canaccord Holdings Ltd.                                                                    12.82     British Columbia
Manulife International Capital Corporation Limited                            135            100         Ontario
   Golf Town Canada Inc.                                                                   43.43         Canada
   Regional Power Inc.                                                        136             80         Canada
                            ADDALAM POWER CORPORATION(1.)                                     50         Philippines
   Avotus Corp.                                                                            10.36         Canada
First North American Insurance Company                                        111            100         Canada
JLOC Holding Company                                                                          30      Cayman Islands
Opportunity Finance Company                                                                   30      Cayman Islands
Resolute Energy Inc.                                                                       11.62         Alberta
Seamark Asset Management Ltd.                                                 118          35.01         Canada
NAL Resources Management Limited                                              120            100         Canada
   1050906 Alberta Ltd.                                                       127            100         Alberta
PK Liquidating Company II, LLC                                                                18         Delaware
PK Liquidating Company I, LLC                                                              18.66         Delaware
Micro Optics Design Corporation                                                            17.69         Nevada
Innova LifeSciences Corporation                                                             15.6         Ontario
2015401 Ontario Inc.                                                          140            100         Ontario
2015500 Ontario Inc.                                                          154            100         Ontario
MFC Global Investment Management (U.S.A.) Limited                             156            100         Canada
Cavalier Cable, Inc.(2)                                                                       78         Delaware
2024385 Ontario Inc.                                                          153            100         Ontario
NALC Holdings Inc.(3)                                                         103             50         Ontario
Manulife Holdings (Alberta) Limited                                           201            100         Alberta
   Manulife Holdings (Delaware) LLC                                           205            100         Delaware
      The Manufacturers Investment Corporation                                 87            100         Michigan
         Manulife Reinsurance Limited                                          67            100         Bermuda
            Manulife Reinsurance (Bermuda) Limited                            203            100         Bermuda
         The Manufacturers Life Insurance Company (U.S.A.)                     19            100         Michigan
            ManuLife Service Corporation                                        7            100         Colorado
            Manulife Financial Securities LLC                                   5            100         Delaware
            Manufacturers Securities Services, LLC(4.)                         97             60         Delaware
            The Manufacturers Life Insurance Company of New York               94            100         New York
            The Manufacturers Life Insurance Company of America                17            100         Michigan
            Aegis Analytic Corporation                                                     15.41         Delaware
            Manulife Property Management of Washington, D.C., Inc.                           100         Wash., D.C.
            ESLS Investment Limited, LLC                                                      25         Ohio
            Polymerix Corporation                                                           11.4         Delaware
            Ennal, Inc.                                                       124            100         Delaware
            Avon Long Term Care Leaders LLC                                   158            100         Delaware
            TissueInformatics Inc.                                                         14.71         Delaware
            Ironside Venture Partners I LLC                                   196            100         Delaware
               NewRiver Investor Communications Inc.                                       11.29         Delaware
            Ironside Venture Partners II LLC                                  197            100         Delaware
            Flex Holding, LLC                                                               27.7         Delaware

                                                                                                     JURISDICTION OF
AFFILIATE                                                                LEGAL ID    % OF EQUITY      INCORPORATION
---------------------------------------------------------------------    --------    -----------    -----------------
               Flex Leasing I, LLC                                                         99.99         Delaware
            Manulife Leasing Co., LLC                                         150             80         Delaware
            Dover Leasing Investments, LLC                                                    99         Delaware
            MCC Asset Management, Inc.                                        186            100         Delaware
MFC Global Fund Management (Europe) Limited                                    64            100         England
   MFC Global Investment Management (Europe) Limited                                         100         England
WT (SW) Properties Ltd.                                                        82            100         England
Manulife Europe Ruckversicherungs-Aktiengesellschaft                          138            100         Germany
Manulife International Holdings Limited                                       152            100         Bermuda
   Manulife Provident Funds Trust Company Limited                             163            100         Hong Kong
   Manulife Asset Management (Asia) Limited                                    78            100         Barbados
      P.T. Manulife Aset Manajemen Indonesia                                  141             85         Indonesia
      Manulife Asset Management (Hong Kong) Limited                                          100         Hong Kong
   Manulife (International) Limited                                            28            100         Bermuda
      Manulife-Sinochem Life Insurance Co. Ltd.                                43             51         China
      The Manufacturers (Pacific Asia) Insurance Company Limited               61            100         Hong Kong
                             MANULIFE CONSULTANTS LIMITED                                    100         Hong Kong
                             MANULIFE FINANCIAL SHAREHOLDINGS LIMITED                        100         Hong Kong
      Manulife Financial Management Limited                                                  100         Hong Kong
      Manulife Financial Group Limited                                                       100         Hong Kong
      Manulife Financial Investment Limited                                                  100         Hong Kong
Manulife (Vietnam) Limited                                                    188            100         Vietnam
The Manufacturers Life Insurance Co. (Phils.), Inc.                           164            100         Philippines
   FCM Plans, Inc.                                                            155            100         Philippines
   Manulife Financial Plans, Inc.                                             187            100         Philippines
P.T. Asuransi Jiwa Manulife Indonesia                                          42             71         Indonesia
   P.T. Buanadaya Sarana Informatika                                                         100         Indonesia
                             P.T. ASURANSI JIWA ARTA MANDIRI PRIMA             75            100         Indonesia
                             P.T. ZURICH LIFE INSURANCE COMPANY                              100         Indonesia
                             P.T. ING LIFE INSURANCE INDONESIA                               100         Indonesia
Manulife (Singapore) Pte. Ltd.                                                 14            100         Singapore
Manulife Holdings (Bermuda) Limited                                           147            100         Bermuda
      Manulife Management Services Ltd.                                       191            100         Barbados
      Manufacturers P&C Limited                                                36            100         Barbados
                             MANUFACTURERS LIFE REINSURANCE LIMITED            49            100         Barbados
Manulife European Holdings 2003 (Alberta) Limited                             202            100         Alberta
   Manulife European Investments (Alberta) Limited                            204            100         Alberta
      Manulife Hungary Holdings Limited(5.)                                   149             99         Hungary
MLI Resources Inc.                                                            193            100         Alberta
   Manulife Life Insurance Company(6)                                         180             35         Japan
   Manulife Century Investments (Bermuda) Limited                             172            100         Bermuda
      Manulife Century Investments (Luxembourg) S.A.                          173            100         Luxembourg
         Manulife Century Investments (Netherlands) B.V.                      174            100         Netherlands
            Daihyaku Manulife Holdings (Bermuda) Limited                      175            100         Bermuda
            Manulife Century Holdings (Netherlands) B.V.                      195            100         Netherlands
               Kyoritsu Confirm Co., Ltd.(7)                                  179           90.9         Japan
               Manulife Premium Collection Co., Ltd.(8)                       178             57         Japan
               Y.K. Manulife Properties Japan                                 142            100         Japan
Manulife Holdings (Hong Kong) Limited                                          15            100         Hong Kong
Manulife (Malaysia) SDN.BHD.                                                   74            100         Malaysia
Manulife Financial Systems (Hong Kong) Limited                                 53            100         Hong Kong
Manulife Data Services Inc.                                                    81            100         Barbados

(1.)   Inactive subsidiaries are noted in italics.

(2) 22% of Cavalier Cable, Inc. is owned by The Manufacturers Life Insurance Company (U.S.A.).

(3)  50% of NALC Holdings Inc. is owned by 2015500 Ontario Inc.

(4.) 40% of Manufacturers Securities Services, LLC is owned by The Manufacturers
     Life Insurance Company of New York.

(5.) 1% of Manulife Hungary Holdings Limited is owned by MLI Resources Inc.

(6) 32.6% of Manulife Life Insurance Company is owned by Manulife Century Investments (Netherlands) B.V. and 32.4% is owned by Manulife Century Holdings (Netherlands) B.V.

(7) 9.1% of Kyoritsu Confirm Co., Ltd. is owned by Manulife Life Insurance Company.

(8) 33% of Manulife Premium Collection Co., Ltd. is owned by Manulife Century Holdings (Netherlands) B.V. and 10% by Manulife Life Insurance Company.

Item 27. Number of Contract Owners.


As of MARCH 31, 2004, there were 11,775 qualified and 13,090 non-qualified contracts of the series offered hereby outstanding.


Item 28. Indemnification.

Article 10 of the Charter of the Company provides as follows:

TENTH: No director of the Corporation shall be personally liable to the Corporation or any of its shareholders for damages for any breach of duty as a director; provided, however, the foregoing provision shall not eliminate or limit (i) the liability of a director if a judgment or other final adjudication adverse to such director established his or her such acts or omissions were in bad faith or involved intentional misconduct or were acts or omissions (a) which he or she knew or reasonably should have known violated the New York Insurance Law or (b) which violated a specific standard of care imposed on directors directly, and not by reference, by a provision of the New York Insurance Law (or any regulations promulgated thereunder) or (c) which constituted a knowing violation of any other law, or establishes that the director personally gained in fact a financial profit or other advantage to which the director was not legally entitled or (ii) the liability of a director for any act or omission prior to the adoption of this Article by the shareholders of the Corporation. Any repeal or modification of this Article by the shareholders of the Corporation shall be prospective only, and shall not adversely affect any limitation on the personal liability of a director of the Corporation existing at the time of such repeal or modification.

Article VII of the By-laws of the Company provides as follows:

Section VII.1. Indemnification of Directors and Officers. The Corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he or she, his or her testator, testatrix or intestate, is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him or her in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation, except that no indemnification under this Section shall be made in respect of (1) a threatened action, or a pending action which is settled or is otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation, unless and only to the extent that the court in which the action was brought, or , if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement amount and expenses as the court deems proper.

The Corporation may indemnify any person made, or threatened to be made, a party to an action or proceeding (other than one by or in the right of the Corporation to procure a judgment in its favor), whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the Corporation served in any capacity at the request of the Corporation, by reason of the fact that he or she, his or her testator, testatrix or intestate, was a director or officer of the Corporation, or served such other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his or her conduct was unlawful.

The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, of its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interest of the Corporation or that he or she had reasonable cause to believe that his or her conduct was unlawful.

Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

a.       Name of Investment Company                     Capacity In Which Acting

         Set forth below is information concerning other investment companies for which Manulife Financial Securities LLC, the principal underwriter of the contracts, acts as investment adviser or principal underwriter.

         The Manufacturers Life Insurance               Principal Underwriter
         Company (U.S.A.)
         Separate Account H

         The Manufacturers Life Insurance               Principal Underwriter
         Company (U.S.A.)
         Separate Account I

         The Manufacturers Life Insurance               Principal Underwriter
         Company (U.S.A.)
         Separate Account J

         The Manufacturers Life Insurance               Principal Underwriter
         Company (U.S.A.)
         Separate Account K

         The Manufacturers Life Insurance               Principal Underwriter
         Company (U.S.A.)
         Separate Account M

         The Manufacturers Life Insurance               Principal Underwriter
         Company of New York Separate
         Account A

         The Manufacturers Life Insurance               Principal Underwriter
         Company of New York Separate
         Account B

         b. The Manufacturers Life Insurance Company (U.S.A.) is the sole member of Manulife Financial Securities LLC (MFS LLC) and the following officers of The Manufacturers Life Insurance Company (U.S.A.) have power to act on behalf of Manulife Financial Securities, LLC: John DesPrez* (Chairman and President), John Ostler** (Vice President and Chief Financial Officer) and Jim Gallagher* (Vice President , Secretary and General Counsel) The board of managers of MFS LLC (consisting of Gary Buchanan**, Robert Cook* and John Vrysen***) may also act on behalf of MFS LLC.

*Principal business office is 73 Tremont Street, Boston, MA 02108

**Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

***Principal business office is 680 Washington Blvd, Stamford, CT 06901

c.       None.

Item 30. Location of Accounts and Records.

All books and records are maintained at 100 Summit Lake Drive, Second Floor, Valhalla, New York 10595.

Item 31. Management Services.

The Company has entered into an Administrative Services Agreement with The Manufacturers Life Insurance Company ("Manulife"). This Agreement provides that under the general supervision of the Board of Directors of the Company, and subject to initiation, preparation and verification by the Chief Administrative Officer of the Company, Manulife shall provide accounting services related to the provision of a payroll support system, general ledger, accounts payable, tax and auditing services.

Item 32. Undertakings.

Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940

The Manufacturers Life Insurance Company of New York ("Company") hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor certify that they meet all the requirements for effectiveness of this post-effective amendment to the Registration Statement pursuant to Securities Act of 1933 Rule 485(b) and they have caused this post-effective amendment to the Registration Statement to be signed on their behalf in the City of Boston, Massachusetts, on this 29th day of April, 2004.


THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT A
(Registrant)

By: THE MANUFACTURERS LIFE
INSURANCE COMPANY OF NEW YORK
(Depositor)

By: /s/James D. Gallagher
    ----------------------
    James D. Gallagher
    President

Attest

/s/Kimberly S. Ciccarelli
-------------------------
Kimberly S. Ciccarelli
Counsel and Secretary


Pursuant to the requirements of the Securities Act of 1933, the Depositor has duly caused this amended Registration Statement to be signed on its behalf by the undersigned on the 29th day of April, 2004 in the City of Boston, and Commonwealth of Massachusetts.


THE MANUFACTURERS LIFE
INSURANCE  COMPANY OF NEW YORK
(Depositor)

By: /s/James D. Gallagher
    -----------------------
    James D. Gallagher
    President

Attest

/s/Kimberly S. Ciccarelli
---------------------------
Kimberly S. Ciccarelli
Counsel and Secretary

As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities with the Depositor on the 29th day of April, 2004.


SIGNATURE                             TITLE

/s/James D. Gallagher                 Director and President
------------------------------        (Principal Executive Officer)
James D. Gallagher

*
-----------------------------        Director and Chairman
John D. DesPrez, III

*
-----------------------------        Director
Alison Alden

*
-----------------------------        Director
Marc Costantini

*
-----------------------------        Director
Ruth Ann Fleming

*
-----------------------------        Director
Neil M. Merkl

*
-----------------------------        Director
Thomas Borshoff

*
-----------------------------        Director
Bradford J. Race Jr.

*
-----------------------------        Director
Bruce Robert  Speca

*
-----------------------------        Director
James R. Boyle

*
-----------------------------        Director
Bruce Avedon

*
-----------------------------        Director
Joseph M. Scott

*
-----------------------------        Director
Robert Cook

/s/David W. Libbey                    Treasurer (Principal Financial and
------------------------------        Accounting Officer)
David W. Libbey

*By: /s/David W. Libbey
     -------------------------
     David W. Libbey
     Attorney-in-Fact Pursuant
     to Powers of Attorney

                                  EXHIBIT INDEX

Exhibit No.        Description

(10)               Consent of Ernst & Young